UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 13 of its series:

Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Municipal Sustainability Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
December 31, 2021
Allspring California
Limited-Term Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring California Limited-Term Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring California Limited-Term Tax-Free Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring California Limited-Term Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring California Limited-Term Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Kim Nakahara, Brandon Pae, Adrian Van Poppel

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SFCIX)	11-18-1992	-1.86	1.24	1.55	0.14	1.65	1.76	0.85	0.80
Class C (SFCCX)	8-30-2002	-1.61	0.91	1.00	-0.61	0.91	1.00	1.60	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	0.41	1.88	1.96	0.79	0.60
Institutional Class (SFCNX)[3]	10-31-2014	–	–	–	0.51	1.98	2.03	0.52	0.50
Bloomberg California Municipal Blend 1-5 Year Index[4]	–	–	–	–	0.05	1.97	1.65	–	–
Bloomberg Municipal 1-5 Year Index[5]	–	–	–	–	0.35	2.23	1.74	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg California Municipal Blend 1-5 Year Index is the 1-5 Year component of the Bloomberg California Municipal Bond Index. You cannot invest directly in an index.
[5]	The Bloomberg Municipal 1–5 Year Index is the 1–5 Year component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring California Limited-Term Tax-Free Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring California Limited-Term Tax-Free Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring California Limited-Term Tax-Free Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 997.44	$4.03	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$ 993.66	$7.79	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$ 998.30	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$ 999.75	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.18%
California: 0.18%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (10 shares) 0.30% 144Aø	$ 1,000,000	$ 1,000,000
Total Closed end municipal bond fund obligations (Cost $1,000,000)		1,000,000

	Interest rate	Maturity date
Municipal obligations: 96.42%
California: 90.65%
Airport revenue: 7.94%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,196,966
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	1,115,000	1,233,484
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	844,631
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2027	450,000	541,621
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2028	390,000	477,442
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2029	280,000	338,104
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,524,831
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,873,733
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,958,022
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,762,545
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,371,612
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	70,000	75,911
Port of Oakland Revenue Refunding Bond Series 11	5.00	11-1-2023	130,000	141,127
Port of Oakland Revenue Refunding Bond AMT Senior Lien Series P	5.00	5-1-2026	1,000,000	1,015,535
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,649,961
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,760,348
Sacramento CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,951,858
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	909,898
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,238,311
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,262,247
San Francisco CA City & County Refunding Bond AMT Second Series A	5.00	5-1-2025	740,000	751,348
San Francisco CA City & County Refunding Bond AMT Second Series A	5.00	5-1-2030	3,850,000	3,907,890
San Francisco CA City & County Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	266,442
				43,053,867
The accompanying notes are an integral part of these financial statements.

10  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 5.95%
California CDA Bond California Baptist University Series A 144A	3.00%	11-1-2022	$ 435,000	$ 443,250
California CDA Revenue Bond California Baptist University Series A	5.13	11-1-2023	290,000	306,868
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	605,419
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	383,401
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	305,000	322,833
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,535,000	1,658,036
California Municipal Finance Authority Revenue Institute Arts	4.00	10-1-2033	250,000	300,256
California Municipal Finance Authority Revenue Institute Arts	4.00	10-1-2035	350,000	416,844
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	959,844
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	258,557
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	242,274
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	306,991
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	317,058
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	356,224
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2024	600,000	675,374
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2025	600,000	698,982
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2026	625,000	750,389
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2027	650,000	800,751
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2028	700,000	881,618
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2029	470,000	603,813
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A	5.00	11-1-2030	500,000	653,866
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,415,000	1,546,942
California School Finance Authority Charter School Revenue Aspire Public Schools Issue Number 5 Series 144A	2.13	8-1-2031	500,000	502,751
California School Finance Authority Charter School Revenue Classical Academies Vista Project 144A	3.00	10-1-2031	375,000	404,224
California School Finance Authority Charter School Revenue Santa Clarita Valley International School Project 144A	4.00	6-1-2031	260,000	286,372
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	670,000	679,337
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	75,000	77,123
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	541,505
California School Finance Authority School Facility Revenue Granada Hills Charter 144A	4.00	7-1-2029	350,000	396,730
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California University Revenue Systemwide Series B2 øø	0.55%	11-1-2049	$ 4,000,000	$ 3,953,232
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2029	360,000	429,339
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2031	415,000	498,746
Fullerton CA PFA Revenue Refunding Bond Marshall B Ketchum University	4.00	2-1-2033	325,000	385,171
University of California Series AK	5.00	5-15-2048	10,000,000	10,645,261
				32,289,381
GO revenue: 20.69%
Bassett Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	776,193
California Refunding Bond Various Purpose	5.00	11-1-2022	2,500,000	2,600,376
California Refunding Bond Various Purpose	5.00	10-1-2023	8,400,000	9,089,322
California Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,059,885
California Refunding Bond Various Purpose	5.00	9-1-2031	1,500,000	2,039,754
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	10,211,522
California Series B	5.00	9-1-2023	10,730,000	11,570,406
California Series E (SIFMA Municipal Swap +0.43%) ±	0.53	12-1-2029	3,050,000	3,055,186
California Various Purpose	4.00	10-1-2033	7,000,000	8,684,716
California Various Purpose	5.25	10-1-2022	2,750,000	2,854,476
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2031	300,000	345,918
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2032	350,000	400,060
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2034	300,000	338,623
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2035	250,000	280,966
Carlsbad CA Unified School District Election 2018 Series B	3.00	8-1-2036	350,000	391,495
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	768,005
Coachella Valley Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,021,410
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,321,027
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,989,061
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	513,989
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	863,567
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	204,352
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	209,219
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	167,315
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	196,408
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	279,951
Kern Community College District CAB BAN ¤	0.00	8-1-2023	2,000,000	1,987,979
Local Public Schools Funding Bond Authority School Facilities Improvement District # 2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2035	520,000	566,324
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00	8-1-2033	225,000	248,191
The accompanying notes are an integral part of these financial statements.

12  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Local Public Schools Funding Bond Authority School Facilities Improvement District #2016-1 CA 2020 Election Series B (AGM Insured)	3.00%	8-1-2034	$ 375,000	$ 410,682
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	571,371
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,618,437
Los Angeles CA Unified School District Series C	4.00	7-1-2032	1,000,000	1,228,449
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,995,775
Mountain Diablo Unified School District Refunding Bond Series B %%	4.00	8-1-2034	2,750,000	3,323,075
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	767,363
Oak Valley Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	806,800
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	770,983
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	670,574
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,782,782
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	596,885
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	920,332
Palomar CA Pomerado Health CAB Electric Series A (NPFGC Insured) ¤	0.00	8-1-2025	1,000,000	958,086
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2031	150,000	180,866
Pittsburg CA Unified School District (AGM Insured)	4.00	8-1-2032	250,000	300,366
Sacramento CA City Unified School District Election 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,814,377
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2030	150,000	183,714
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2031	200,000	242,867
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2032	200,000	242,261
Sacramento CA City Unified School District Election 2012 Measure Q Series G (AGM Insured)	4.00	8-1-2033	200,000	241,655
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	496,106
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	433,052
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2029	1,000,000	1,212,455
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	1,071,269
San Gorgonio Memorial Healthcare District Refunding Bond	4.00	8-1-2027	1,090,000	1,214,732
San Gorgonio Memorial Healthcare District Refunding Bond	4.00	8-1-2030	580,000	659,226
San Gorgonio Memorial Healthcare District Refunding Bond	5.00	8-1-2022	500,000	511,257
San Gorgonio Memorial Healthcare District Refunding Bond	5.00	8-1-2023	1,000,000	1,058,891
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2022	425,000	433,378
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2023	405,000	426,138
Sierra Kings Health Care District Refunding Bond	4.00	8-1-2024	420,000	454,032
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	693,925
Vallejo CA Unified School District Refunding Bond Series A (NPFGC Insured)	5.90	2-1-2022	3,905,000	3,919,803
				112,247,660
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 12.04%
Association of Bay Area Governments California Finance Authority For Nonprofit Various Sharp Healthcare Series C (Citibank NA LOC) ø	0.09%	8-1-2035	$ 5,890,000	$ 5,890,000
California CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	879,762
California CDA Emanate Health Series A	5.00	4-1-2028	755,000	937,767
California CDA Emanate Health Series A	5.00	4-1-2029	795,000	1,009,270
California CDA Emanate Health Series A	5.00	4-1-2031	1,465,000	1,887,232
California CDA Health Facilities Catholic Series F (AGM Insured) €	0.29	7-1-2040	1,000,000	1,000,000
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	408,581
California CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	538,387
California CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	575,110
California CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	593,178
California CDA Kaiser Permanente Series L	5.00	4-1-2038	2,500,000	3,242,096
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	298,619
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	358,509
California CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	308,618
California CDA Viamonte Senior Living Project Series B	3.00	7-1-2025	935,000	936,711
California HFFA Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,946,024
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,136,885
California HFFA Health Kaiser Permanente Series c	5.00	6-1-2041	1,930,000	2,502,898
California HFFA Health Series A	5.00	6-1-2031	3,990,000	5,196,273
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,561,412
California HFFA On Lok Senior Health Services Social	3.00	8-1-2022	325,000	329,619
California HFFA On Lok Senior Health Services Social	3.00	8-1-2025	475,000	511,907
California HFFA On Lok Senior Health Services Social	3.00	8-1-2028	400,000	444,992
California HFFA On Lok Senior Health Services Social	3.00	8-1-2030	210,000	237,420
California HFFA Sutter Health Series A ##	5.00	11-15-2023	2,500,000	2,716,314
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	772,360
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	547,793
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2030	790,000	968,572
California Municipal Finance Authority Open Door Community Health	4.00	9-15-2033	890,000	1,092,335
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,138,532
California Municipal Finance Authority Revenue Refunding Bond Channing House Project Series A	5.00	5-15-2023	925,000	982,848
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,003,595
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	482,841
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,201,778
California Municipal Finance Authority Revenue Refunding Bond Paradise Valley Estates Project Series B2	2.00	7-1-2024	840,000	840,578
California Municipal Finance Authority Revenue Refunding Bond Series A 144A	5.00	11-1-2029	1,170,000	1,334,134
The accompanying notes are an integral part of these financial statements.

14  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00%	7-1-2027	$ 1,650,000	$ 2,007,686
California PFA Revenue Bond Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	424,780
California PFA Revenue Bond Henry Mayo Newhall Hospital Series B	4.00	10-15-2051	690,000	834,296
California PFA Senior Living Revenue Refunding Bond Enso Village Projext Series B2 144A	2.38	11-15-2028	1,000,000	1,010,134
California Statewide CDA Revenue Kaiser Permanente Series C1	5.00	4-1-2046	3,290,000	4,266,598
California Statewide CDA Revenue Kaiser Permanente Series D	5.00	5-1-2033	2,000,000	2,593,676
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	388,845
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	323,727
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	335,707
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	381,591
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	524,802
Sierra View Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	642,462
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	760,943
Sierra View Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	795,215
Washington Township Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	319,842
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	639,769
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	444,933
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	389,132
Washington Township Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	403,335
				65,300,423
Housing revenue: 6.76%
California CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	792,201
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	0.14	3-1-2057	2,020,000	2,020,000
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	249,620
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	325,000	413,208
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	5,234,472	6,180,505
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	5,067,938	5,837,279
California HFA Municipal Certificates Series 2021-1 Class A	3.50	11-20-2035	2,967,804	3,385,378
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	807,151
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,587,670
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,313,621
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00%	5-15-2025	$ 3,435,000	$ 3,884,695
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2032	700,000	843,313
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2029	400,000	505,561
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2030	450,000	579,275
California Municipal Finance Authority Student Housing Revenue Green Bond Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2031	400,000	524,483
FHLMC Multifamily Certificates Series M 057 Class A	2.40	10-15-2029	5,985,000	6,305,857
Sacramento CA Housing Authority Multifamily Housing Revenue (FNMA Insured, FNMA LIQ) ø	0.07	7-15-2029	435,000	435,000
				36,664,817
Industrial development revenue: 0.62%
San Francisco CA City & County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,387,076
Miscellaneous revenue: 14.12%
California CDA Community Infrastructure Program Revenue Series	4.00	9-2-2028	260,000	295,332
California CDA Community Infrastructure Program Revenue Series A	4.00	9-2-2027	390,000	438,150
California CDA Monterey County Savers Bond Program (BAM Insured)	5.00	8-1-2027	2,185,000	2,617,115
California CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	208,428
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2029	630,000	793,804
California HFA Revenue Bonds (San Francisco Supportive Housing -833 Bryant Apartments) 2020 Issue N- Social Bonds	5.00	4-1-2031	730,000	949,661
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	4.00	11-1-2031	175,000	211,171
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2026	275,000	325,581
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2027	290,000	350,843
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2028	200,000	246,407
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2029	210,000	263,366
California Municipal Finance Authority Revenue Refunding Bond Southwestern Law School	5.00	11-1-2030	220,000	280,541
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,553,405
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	517,802
California Public Works Board Lease Revenue Refunding Bond Various Capital Project Series C %%	5.00	8-1-2025	2,530,000	2,823,758
California Refunding Bond Various Purpose	5.00	9-1-2022	2,240,000	2,311,955
The accompanying notes are an integral part of these financial statements.

16  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Compton CA PFA Refunding Bond 144A	4.00%	9-1-2022	$ 530,000	$ 539,554
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,120,104
Desert Sands Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,647,845
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2026	140,000	159,274
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2027	365,000	421,255
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2028	255,000	298,547
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2029	265,000	314,508
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2030	275,000	329,331
El Centro CA Financing Authority Lease Revenue Refunding Bond Transportation Improvements Series B	4.00	10-1-2031	285,000	344,972
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2028	500,000	576,834
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2030	550,000	649,747
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,168,898
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	861,779
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	952,399
Irvine CA Limited Obligation Improvement Reassessment District	4.00	9-2-2029	1,220,000	1,467,114
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2032	1,000,000	1,241,193
Irvine CA Limited Obligation Improvement Reassessment District (BAM Insured)	4.00	9-2-2033	270,000	334,480
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2029	485,000	560,989
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2030	505,000	590,008
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2031	525,000	620,066
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2032	550,000	645,595
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2033	570,000	666,159
Lassen Municipal Utility District Certificate of Participation	4.00	5-1-2034	595,000	694,610
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,229,596
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,874,877
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	1,938,321
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2029	520,000	657,483
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2030	710,000	890,208
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2031	745,000	928,720
Orange County CA Transportation Authority Revenue BAN I 405 Improvement project	5.00	10-15-2024	5,000,000	5,632,797
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	835,170
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	780,976
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	857,966
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Sacramento CA Suburban Water District Adjusted Refunding Bond Series A (Sumitomo Mitsui Banking Corporation LOC) ø	0.09%	11-1-2034	$ 4,050,000	$ 4,050,000
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	289,036
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	428,083
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	486,094
Santa Barbara County CA Solid Waste System Revenue Certificate of Participation AMT Series B	5.00	12-1-2029	600,000	745,354
Santa Clara County CA Financing Capital Projects Series A	4.00	2-1-2024	6,000,000	6,016,893
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	169,470
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,385,274
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	804,426
Sutter Butte Flood Control Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,833,617
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	5,000,000	5,014,658
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	348,754
				76,590,353
Tax revenue: 13.55%
California Community Facilities District #2015-01	5.00	9-1-2027	395,000	442,706
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	621,087
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,613,086
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,865,516
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,968,041
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	664,915
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	587,532
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2031	600,000	710,461
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,887,173
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	734,598
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	642,371
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	257,675
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,457,207
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,100,416
Fontana CA Special Tax Community Facilities District #90 Summit	3.00	9-1-2025	110,000	116,698
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2026	110,000	122,646
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2027	125,000	141,151
The accompanying notes are an integral part of these financial statements.

18  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Fontana CA Special Tax Community Facilities District #90 Summit	4.00%	9-1-2028	$ 255,000	$ 291,540
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2030	140,000	162,429
Fontana CA Special Tax Community Facilities District #90 Summit	4.00	9-1-2032	300,000	346,317
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,108,546
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,117,740
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	785,083
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,145,534
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	374,270
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	401,847
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	634,464
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	969,477
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	472,509
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	654,205
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	635,913
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	550,680
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	418,784
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	390,581
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	371,578
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,339,740
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	835,978
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,251,727
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	902,485
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	489,037
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2030	200,000	217,090
River Islands PFA Special Tax Communities Facilities District #2021-1	4.00	9-1-2031	500,000	541,275
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	901,730
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	431,399
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	367,480
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,111,781
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,901,356
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	689,092
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00%	9-1-2032	$ 350,000	$ 397,645
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2033	865,000	982,083
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2034	700,000	794,497
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,639,484
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	384,917
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,469,966
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	258,014
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	1,903,430
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,071,113
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2029	685,000	830,985
Santaluz Community Facilities District #2 CA Special Tax Refunding Bond Improvement Area #1	4.00	9-1-2030	435,000	536,241
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,940,599
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	175,671
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	309,190
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	284,515
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	166,704
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2022	445,000	460,130
Successor Agency to the Riverside County CA RDA Desert Communities Project Series D	5.00	10-1-2023	470,000	506,511
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	248,160
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	495,734
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	183,813
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	145,447
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	170,544
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	490,598
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,095,000	1,095,687
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	641,726
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	645,851
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	514,864
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,160,934
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,075,371
The accompanying notes are an integral part of these financial statements.

20  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00%	9-1-2022	$ 1,050,000	$ 1,080,534
Val Verde Unified School District (BAM Insured)	5.00	10-1-2022	665,000	687,661
Western Placer Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	2,000,000	2,039,957
Western Placer Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	5,000,000	5,091,978
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	866,269
				73,491,769
Tobacco revenue: 1.61%
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	586,619
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	712,128
California County Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	386,892
California County Tobacco Securitization Agency Settlement Subordinate Refunding Bond Series B1	1.75	6-1-2030	110,000	110,479
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2029	950,000	1,215,501
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2030	200,000	261,092
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2031	225,000	295,490
California County Tobacco Securitization Agency Tobacco Settlement Bonds (Sonoma County Securitization Corporation) Series 2020A	5.00	6-1-2032	250,000	326,448
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2026	3,000,000	3,580,391
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	1,000,000	1,229,026
				8,704,066
Transportation revenue: 1.02%
Bay Area Toll Authority Toll Bridge Revenue Sanitary Francisco Bay Area Series E (SIFMA Municipal Swap +0.41%) ±	0.52	4-1-2056	1,500,000	1,499,987
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2030	400,000	520,664
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2031	410,000	544,445
Sacramento CA Regional Transit District Revenue Refunding Bond Series A	5.00	3-1-2033	1,425,000	1,876,893
San Joaquin CA Transportation Corridor Agency Toll Road Revenue Refunding Bond Senior Lien Series A	5.00	1-15-2030	865,000	1,111,244
				5,553,233
Utilities revenue: 2.21%
California CDA PCR Refunding Bond Southern CA Edison Company Series A	1.75	9-1-2029	1,500,000	1,506,180
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021A	4.00%	10-1-2052	$ 3,650,000	$ 4,213,406
California Community Choice Financing Authority Clean Energy Project Revenue SIFMA Index Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	0.55	2-1-2052	6,300,000	6,237,634
				11,957,220
Water & sewer revenue: 4.14%
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2022	1,250,000	1,288,461
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Sumitomo Mitsui Banking Corporation LOC) ø	0.11	7-1-2035	4,800,000	4,800,000
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2027	680,000	827,077
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	904,579
Middle Fork Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	4,419,326
San Francisco CA City & County Public Utilities Commission Series C Green Bond	2.13	10-1-2048	10,000,000	10,226,977
				22,466,420
				491,706,285
Guam: 1.00%
Airport revenue: 0.26%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	570,635
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	818,659
				1,389,294
Miscellaneous revenue: 0.74%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	4,039,921
				5,429,215
Illinois: 2.55%
Miscellaneous revenue: 2.09%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,303,092
Tax revenue: 0.46%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	753,297
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,747,925
				2,501,222
				13,804,314
Louisiana: 0.19%
Industrial development revenue: 0.19%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.17	11-1-2040	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.

22  |  Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.22%
Tax revenue: 0.22%
New Jersey COVID-19 Emergency Series A	5.00%	6-1-2027	$ 1,000,000	$ 1,215,377
New York: 1.21%
Airport revenue: 0.09%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	400,000	508,777
Industrial development revenue: 1.12%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,072,853
				6,581,630
Texas: 0.60%
Industrial development revenue: 0.60%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,253,354
Total Municipal obligations (Cost $508,533,313)				522,990,175

		Yield	Shares
Short-term investments: 3.43%
Investment companies: 3.43%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	18,564,615	18,575,754
Total Short-term investments (Cost $18,574,117)				18,575,754
Total investments in securities (Cost $528,107,430)	100.03%			542,565,929
Other assets and liabilities, net	(0.03)			(161,037)
Total net assets	100.00%			$542,404,892

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$19,381,265	$135,524,194	$(136,337,331)	$6,006	$1,620	$18,575,754	18,564,615	$1,272
The accompanying notes are an integral part of these financial statements.

24  |  Allspring California Limited-Term Tax-Free Fund

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $509,533,313)	$ 523,990,175
Investments in affiliated securities, at value (cost $18,574,117)	18,575,754
Receivable for interest	5,477,486
Receivable for Fund shares sold	1,586,287
Prepaid expenses and other assets	33,197
Total assets	549,662,899
Liabilities
Payable for when-issued transactions	6,129,497
Payable for Fund shares redeemed	570,703
Dividends payable	262,156
Management fee payable	176,427
Administration fees payable	47,104
Distribution fee payable	3,192
Trustees’ fees and expenses payable	745
Accrued expenses and other liabilities	68,183
Total liabilities	7,258,007
Total net assets	$542,404,892
Net assets consist of
Paid-in capital	$ 537,196,169
Total distributable earnings	5,208,723
Total net assets	$542,404,892
Computation of net asset value and offering price per share
Net assets – Class A	$ 98,483,617
Shares outstanding – Class A1	9,235,047
Net asset value per share – Class A	$10.66
Maximum offering price per share – Class A2	$10.88
Net assets – Class C	$ 4,763,855
Shares outstanding – Class C1	446,830
Net asset value per share – Class C	$10.66
Net assets – Administrator Class	$ 31,335,728
Shares outstanding – Administrator Class[1]	2,983,871
Net asset value per share – Administrator Class	$10.50
Net assets – Institutional Class	$ 407,821,692
Shares outstanding – Institutional Class[1]	38,856,092
Net asset value per share – Institutional Class	$10.50
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  25

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 5,920,428
Income from affiliated securities	1,272
Total investment income	5,921,700
Expenses
Management fee	1,101,574
Administration fees
Class A	86,482
Class C	4,077
Administrator Class	16,421
Institutional Class	162,997
Shareholder servicing fees
Class A	135,128
Class C	6,328
Administrator Class	40,930
Distribution fee
Class C	18,985
Custody and accounting fees	12,964
Professional fees	33,717
Registration fees	31,428
Shareholder report expenses	18,191
Trustees’ fees and expenses	9,821
Other fees and expenses	9,536
Total expenses	1,688,579
Less: Fee waivers and/or expense reimbursements
Fund-level	(69,853)
Class A	(13,545)
Class C	(546)
Administrator Class	(15,529)
Net expenses	1,589,106
Net investment income	4,332,594
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(248,420)
Affiliated securities	6,006
Net realized losses on investments	(242,414)
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,865,487)
Affiliated securities	1,620
Net change in unrealized gains (losses) on investments	(4,863,867)
Net realized and unrealized gains (losses) on investments	(5,106,281)
Net decrease in net assets resulting from operations	$ (773,687)
The accompanying notes are an integral part of these financial statements.

26  |  Allspring California Limited-Term Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 4,332,594		$ 9,419,849
Net realized gains (losses) on investments		(242,414)		302,293
Net change in unrealized gains (losses) on investments		(4,863,867)		2,444,105
Net increase (decrease) in net assets resulting from operations		(773,687)		12,166,247
Distributions to shareholders from
Net investment income and net realized gains
Class A		(724,822)		(1,618,458)
Class C		(15,011)		(60,821)
Administrator Class		(253,142)		(574,907)
Institutional Class		(3,342,535)		(7,172,560)
Total distributions to shareholders		(4,335,510)		(9,426,746)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	874,191	9,407,417	1,821,487	19,591,892
Class C	8,443	90,425	7,218	77,788
Administrator Class	160,039	1,694,285	174,034	1,843,917
Institutional Class	8,465,791	89,157,076	16,339,501	173,081,922
		100,349,203		194,595,519
Reinvestment of distributions
Class A	61,337	656,642	139,511	1,501,487
Class C	1,355	14,508	5,478	58,942
Administrator Class	23,754	250,449	54,215	574,491
Institutional Class	194,082	2,044,915	398,495	4,220,626
		2,966,514		6,355,546
Payment for shares redeemed
Class A	(1,605,037)	(17,161,724)	(2,159,775)	(23,256,332)
Class C	(70,800)	(760,091)	(623,921)	(6,706,947)
Administrator Class	(246,792)	(2,603,119)	(651,239)	(6,902,732)
Institutional Class	(7,234,196)	(76,131,435)	(15,425,954)	(163,379,634)
		(96,656,369)		(200,245,645)
Net increase in net assets resulting from capital share transactions		6,659,348		705,420
Total increase in net assets		1,550,151		3,444,921
Net assets
Beginning of period		540,854,741		537,409,820
End of period		$542,404,892		$ 540,854,741
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.76	$10.71	$10.76	$10.61	$10.79	$11.04
Net investment income	0.07 [1]	0.16	0.19	0.20	0.19	0.18
Net realized and unrealized gains (losses) on investments	(0.10)	0.05	(0.05)	0.15	(0.18)	(0.25)
Total from investment operations	(0.03)	0.21	0.14	0.35	0.01	(0.07)
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.19)	(0.20)	(0.19)	(0.18)
Net asset value, end of period	$10.66	$10.76	$10.71	$10.76	$10.61	$10.79
Total return[2]	(0.26)%	1.99%	1.30%	3.33%	0.05%	(0.64)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.85%	0.85%	0.84%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.34%	1.51%	1.76%	1.87%	1.73%	1.65%
Supplemental data
Portfolio turnover rate	14%	18%	27%	11%	45%	21%
Net assets, end of period (000s omitted)	$98,484	$106,602	$108,189	$101,765	$119,657	$148,933

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring California Limited-Term Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.76	$10.71	$10.76	$10.61	$10.79	$11.04
Net investment income	0.04	0.08 [1]	0.11 [1]	0.12	0.11	0.10
Net realized and unrealized gains (losses) on investments	(0.11)	0.05	(0.05)	0.15	(0.18)	(0.25)
Total from investment operations	(0.07)	0.13	0.06	0.27	(0.07)	(0.15)
Distributions to shareholders from
Net investment income	(0.03)	(0.08)	(0.11)	(0.12)	(0.11)	(0.10)
Net asset value, end of period	$10.66	$10.76	$10.71	$10.76	$10.61	$10.79
Total return[2]	(0.63)%	1.23%	0.54%	2.56%	(0.70)%	(1.38)%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.59%	1.60%	1.60%	1.59%	1.58%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.59%	0.75%	1.01%	1.12%	0.98%	0.90%
Supplemental data
Portfolio turnover rate	14%	18%	27%	11%	45%	21%
Net assets, end of period (000s omitted)	$4,764	$5,464	$11,981	$19,929	$26,868	$34,113

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.60	$10.55	$10.60	$10.45	$10.63	$10.87
Net investment income	0.08	0.18 [1]	0.21 [1]	0.22	0.20 [1]	0.20
Net realized and unrealized gains (losses) on investments	(0.10)	0.05	(0.05)	0.15	(0.18)	(0.24)
Total from investment operations	(0.02)	0.23	0.16	0.37	0.02	(0.04)
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.21)	(0.22)	(0.20)	(0.20)
Net asset value, end of period	$10.50	$10.60	$10.55	$10.60	$10.45	$10.63
Total return[2]	(0.17)%	2.21%	1.50%	3.56%	0.23%	(0.38)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.78%	0.79%	0.78%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.54%	1.71%	1.95%	2.07%	1.93%	1.84%
Supplemental data
Portfolio turnover rate	14%	18%	27%	11%	45%	21%
Net assets, end of period (000s omitted)	$31,336	$32,294	$36,591	$108,484	$133,581	$162,747

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring California Limited-Term Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.59	$10.54	$10.59	$10.44	$10.62	$10.86
Net investment income	0.09	0.19	0.22	0.23	0.21	0.21
Net realized and unrealized gains (losses) on investments	(0.09)	0.05	(0.05)	0.15	(0.18)	(0.24)
Total from investment operations	0.00	0.24	0.17	0.38	0.03	(0.03)
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.22)	(0.23)	(0.21)	(0.21)
Net asset value, end of period	$10.50	$10.59	$10.54	$10.59	$10.44	$10.62
Total return[1]	(0.03)%	2.31%	1.60%	3.66%	0.33%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.51%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.64%	1.81%	2.06%	2.17%	2.03%	1.95%
Supplemental data
Portfolio turnover rate	14%	18%	27%	11%	45%	21%
Net assets, end of period (000s omitted)	$407,822	$396,495	$380,649	$322,273	$325,973	$370,824

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Limited-Term Tax-Free Fund  |  31

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

32  |  Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $528,107,430 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$15,977,835
Gross unrealized losses	(1,519,336)
Net unrealized gains	$14,458,499
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $7,648,856 in short-term capital losses and $2,082,200 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring California Limited-Term Tax-Free Fund  |  33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 1,000,000	$0	$ 1,000,000
Municipal obligations	0	522,990,175	0	522,990,175
Short-term investments
Investment companies	18,575,754	0	0	18,575,754
Total assets	$18,575,754	$523,990,175	$0	$542,565,929
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

34  |  Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.80%
Class C	1.55
Administrator Class	0.60
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,820,000, $20,650,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $91,815,560 and $71,816,500, respectively.

Allspring California Limited-Term Tax-Free Fund  |  35

Notes to financial statements (unaudited)
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of California.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	28,867,678
Shares voted “Against”	205,903
Shares voted “Abstain”	378,273
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	28,766,572
Shares voted “Against”	238,739
Shares voted “Abstain”	446,543
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring California Limited-Term Tax-Free Fund  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring California Limited-Term Tax-Free Fund  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring California Limited-Term Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00234 02-22
SA248/SAR248 12-21

Semi-Annual Report
December 31, 2021
Allspring
California Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring California Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring California Tax-Free Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring California Tax-Free Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring California Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring California Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and California individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Kim Nakahara, Brandon Pae, Adrian Van Poppel

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCTAX)	10-6-1988	-2.92	2.68	3.61	1.65	3.63	4.09	0.81	0.75
Class C (SCTCX)	7-1-1993	-0.10	2.86	3.31	0.90	2.86	3.31	1.56	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	1.93	3.86	4.30	0.75	0.55
Institutional Class (SGTIX)[3]	10-31-2014	–	–	–	2.01	3.93	4.35	0.48	0.48
Bloomberg California Municipal Bond Index[4]	–	–	–	–	1.22	4.12	3.98	–	–
Bloomberg Municipal Bond Index[5]	–	–	–	–	1.52	4.17	3.72	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.55% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.
[5]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring California Tax-Free Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring California Tax-Free Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring California Tax-Free Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,003.20	$3.79	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$ 999.58	$7.56	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,004.23	$2.78	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,004.59	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring California Tax-Free Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.38%
California: 0.38%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (50 shares) 0.30% 144Aø	$ 5,000,000	$ 5,000,000
Total Closed end municipal bond fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 97.59%
California: 95.55%
Airport revenue: 6.42%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	5,730,000	6,808,440
Los Angeles CA Department of Airports AMT Subordinated Bond Los Angeles International Airport	5.00	5-15-2044	2,880,000	3,491,451
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,990,069
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,957,611
Los Angeles CA Department of Airports Revenue AMT Senior Los Angeles International Airport	4.00	5-15-2050	17,040,000	19,698,669
Ontario CA International Airport Authority Revenue Series A (AGM Insured)	4.00	5-15-2051	2,500,000	2,934,430
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,912,476
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,661,952
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Bond Series A	5.00	7-1-2044	3,045,000	3,773,087
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	9,147,270
San Francisco CA City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	8,040,000	9,836,666
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,704,885
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,093,363
				85,010,369
Education revenue: 7.39%
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,350,876
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,357,275
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,102,791
California Educational Facilities Authority Stanford University Series V-2	5.00	4-1-2051	4,000,000	6,501,486
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,864,397
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	850,000	936,664
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,678,078
The accompanying notes are an integral part of these financial statements.

10  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$ 1,000,000	$ 1,105,759
California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,402,893
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	1,265,000	1,384,305
California Municipal Finance Authority Education Revenue Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,687,379
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2041	925,000	1,026,407
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	711,386
California Municipal Finance Authority Revenue	4.00	10-1-2046	965,000	1,126,302
California Municipal Finance Authority Revenue	4.00	10-1-2051	1,150,000	1,336,895
California Municipal Finance Authority Revenue Refunding Bond University Pacific Series A	4.00	11-1-2042	1,600,000	1,901,556
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,143,113
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,138,733
California School Finance Authority Charter School Revenue Aspire Public Schools Series 2021A 144A	4.00	8-1-2051	775,000	856,477
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	3,540,000	4,175,088
California School Finance Authority Charter School Revenue Girls Athletic Leadership Schools 144A	4.00	6-1-2051	905,000	926,378
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	915,550
California School Finance Authority Classical Academies Vista Project 144A	4.00	10-1-2046	1,250,000	1,394,437
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	516,660
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,812,837
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,123,417
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,030,760
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,269,744
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2041	500,000	538,967
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2051	650,000	691,231
California School Finance Authority School Facilities Revenue Granada Hills Charter 144A	4.00	7-1-2048	680,000	752,677
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	9,002,884
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,483,086
Fullerton CA PFA Refunding Bond	4.00	2-1-2051	2,500,000	2,875,218
University of California Series AI	5.00	5-15-2038	2,000,000	2,121,393
University of California Series K	4.00	5-15-2046	5,295,000	5,899,805
University of California Series M	4.00	5-15-2047	11,155,000	12,653,226
University of California Series Q	4.00	5-15-2051	6,000,000	7,115,943
				97,912,073
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 26.05%
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25%	8-1-2037	$ 1,620,000	$ 1,748,336
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,209,075
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,457,847
Buena Park CA School District Election of 2014	4.00	8-1-2048	2,750,000	3,252,619
California Various Purposes	3.00	12-1-2046	2,135,000	2,306,787
California Various Purposes	3.00	12-1-2049	1,500,000	1,618,574
California Various Purposes	4.00	10-1-2041	4,000,000	4,834,381
California Various Purposes	4.00	3-1-2050	6,000,000	7,043,293
California Various Purposes	5.00	9-1-2032	5,100,000	5,480,860
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	41,621,346
California Various Purposes	5.00	2-1-2038	5,000,000	5,242,475
California Various Purposes	5.00	10-1-2039	5,000,000	5,850,445
California Various Purposes	5.00	9-1-2041	5,000,000	6,622,547
California Various Purposes	5.00	8-1-2046	10,000,000	11,774,528
California Various Purposes	5.00	4-1-2049	2,500,000	3,126,375
California Various Purposes	5.25	4-1-2035	12,640,000	12,792,227
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,721,525
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,237,440
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,564,784
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,217,287
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	981,825
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,608,479
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,493,945
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,529,130
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,878,281
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,442,220
Eureka CA City Schools Election of 2014 (BAM Insured)	4.00	8-1-2049	3,750,000	4,305,603
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,157,977
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,712,321
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	235,982
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	588,972
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2045	5,970,000	6,839,648
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2047	4,305,000	4,923,522
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,543,123
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	15,000,000	15,916,520
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,384
The accompanying notes are an integral part of these financial statements.

12  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Los Angeles CA Community College District Refunding Bond	4.00%	8-1-2038	$10,000,000	$ 11,449,792
Los Angeles CA Unified School District Series C	4.00	7-1-2044	3,480,000	4,116,312
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,364
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,142,348
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,799,844
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,584,801
New Haven CA Unified School District Election of 2014 Series C	3.00	8-1-2049	2,750,000	2,917,645
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,490,282
Oakland CA Unified School District Alameda (BAM Insured)	4.00	8-1-2046	7,000,000	8,288,764
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,026,530
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	485,000	513,399
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	4,178,666
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,969,029
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,827,602
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	2,024,162
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	11,043,146
Pomona CA Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,480,000	1,815,994
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,771,827
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	3,174,785
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,073,056
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,138,779
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,327,215
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,138,782
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,300,240
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,326,350
San Francisco CA Community College District Election of 2020 Series A	4.00	6-15-2045	3,400,000	3,942,498
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,877,052
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,758,693
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,574,311
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,708,557
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,754,787
San Rafael CA City High School District CAB Election of 2002 Series B (NPFGC Insured) ¤	0.00	8-1-2023	1,260,000	1,251,836
San Rafael CA City High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,761,345
Sanger CA Unified School District Refunding Bond (NPFGC Insured)	5.60	8-1-2023	105,000	108,430
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00%	8-1-2038	$15,000,000	$ 10,542,617
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	770,894
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	262,104
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,128,651
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,679,910
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,951,695
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,740,644
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	954,649
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,138,848
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,202,002
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,680,396
West Contra Costa CA Unified School District Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,381,452
West Contra Costa CA Unified School District Election of 2010 Series F (AGM Insured)	4.00	8-1-2049	1,265,000	1,491,198
West Contra Costa CA Unified School District Election of 2012 Series E (AGM Insured)	4.00	8-1-2049	2,060,000	2,428,354
Whittier CA Union High School District Election of 2020 Series A	3.00	8-1-2046	2,000,000	2,141,532
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,430,461
				345,083,313
Health revenue: 16.73%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Revenue Bond O'Connor Woods Series 2013	5.00	1-1-2043	5,000,000	5,284,881
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Revenue Bond Odd Fellows Home of California Series 2012 A	5.00	4-1-2042	1,100,000	1,162,476
California CDA Revenue San Francisco Campus For Jewish Living Project Series 2021	4.00	11-1-2051	3,425,000	4,033,358
California CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,893,640
California CDA Enloe Medical Center	5.00	8-15-2033	1,650,000	1,923,815
California CDA Enloe Medical Center	5.00	8-15-2035	1,000,000	1,164,319
California CDA Enloe Medical Center	5.00	8-15-2038	2,000,000	2,322,607
California CDA Kaiser Permanente Series L	5.00	4-1-2038	2,500,000	3,242,096
California CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,791,551
California CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,624,309
California CDA Revenue Emanate Heath Series A	3.00	4-1-2050	2,000,000	2,111,074
California CDA Revenue Emanate Heath Series A	4.00	4-1-2045	4,000,000	4,633,749
California CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	6,044,367
California Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	832,080
California Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	593,405
California Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	533,397
California Health Facilities Financing Kaiser Permanente Subordinated Bond Series A-2	5.00	11-1-2047	3,000,000	4,568,752
California HFFA	4.00	11-15-2048	5,000,000	5,680,190
California HFFA	4.00	11-1-2051	3,000,000	3,427,679
The accompanying notes are an integral part of these financial statements.

14  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California HFFA	5.00%	11-15-2046	$ 2,040,000	$ 2,475,582
California HFFA	5.00	11-15-2046	2,960,000	3,501,833
California HFFA City of Hope	5.00	11-15-2049	8,000,000	9,447,770
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,623,527
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	7,303,881
California HFFA Lucile Salter Packard Children's Hospital %%	4.00	5-15-2046	5,000,000	5,828,462
California HFFA Lucile Salter Packard Children's Hospital %%	4.00	5-15-2051	5,000,000	5,798,906
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	2,080,959
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,135,879
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	5,105,738
California HFFA Refunding Bond Cedars-Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,838,408
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	11,899,781
California HFFA Revenue Bond Cedars-Sinai Health System Series 2021A	4.00	8-15-2048	3,000,000	3,547,437
California HFFA Senior Health Services	5.00	8-1-2040	700,000	869,276
California HFFA Senior Health Services	5.00	8-1-2050	1,000,000	1,223,180
California HFFA Series A	4.00	11-1-2040	1,375,000	1,613,823
California HFFA Series A	4.00	4-1-2045	5,500,000	6,380,500
California HFFA Stanford Health Care Series A	4.00	8-15-2050	11,000,000	12,877,423
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,215,263
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,867,176
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,660,432
California Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,483,329
California Municipal Finance Authority Revenue	4.00	9-15-2046	3,300,000	3,924,250
California Municipal Finance Authority Revenue	4.00	10-1-2046	2,000,000	2,318,078
California Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	3,428,674
California Municipal Finance Authority Revenue	4.00	9-15-2051	3,885,000	4,589,448
California Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,239,551
California Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,230,305
California Municipal Finance Authority Revenue Community Health System Series 2021A	4.00	2-1-2051	1,500,000	1,757,638
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	584,321
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	6,189,822
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2051	1,255,000	1,437,089
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2056	1,235,000	1,410,459
Palomar Health Refunding Bond	5.00	11-1-2042	4,000,000	4,741,470
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,320,816
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,411,633
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,532,697
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,353,832
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,361,280
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,175,252
				221,652,925
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 6.91%
California CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25%	11-15-2035	$ 1,500,000	$ 1,627,778
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	3,021,318
California Community Housing Agency Essential Housing Revenue Junior Fountains at Emerald Park Series 144A	4.00	8-1-2046	1,750,000	1,709,752
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	3,205,191
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,184,885
California Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2050	565,000	682,119
California HFA Municipal Social Certificate Series 2021-3 Class A	3.25	11-20-2036	4,993,800	5,656,932
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	12,712,288	15,009,797
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,357,737	9,626,488
California Municipal Finance Authority Mobile Home Park Revenue Caritas Projects Series 2021B	4.00	8-15-2051	870,000	913,972
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	593,971
California Municipal Finance Authority Special Finance Agency Essential Housing Revenue Bond Series 2021A-2 Junior Bonds Latitude33 144A	4.00	12-1-2045	1,500,000	1,463,819
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A%%	4.38	8-1-2049	1,800,000	1,710,102
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	625,000	780,910
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2033	600,000	720,833
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2034	700,000	838,678
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2035	700,000	836,403
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2036	600,000	715,216
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2037	700,000	832,454
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2038	750,000	889,542
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2039	550,000	650,977
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2041	550,000	648,304
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2046	3,750,000	4,373,932
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	7,920,717
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	6,737,046
The accompanying notes are an integral part of these financial statements.

16  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California School Finance Authority College Housing Revenue NCCD-Santa Rosa Properties LLC Sonoma County Series 2021A	4.00%	11-1-2041	$ 1,730,000	$ 1,897,677
California Statewide CDA Community Improvement Authority Bond Essential Housing Revenue Bond Series A-2 144A	4.00	10-1-2056	2,000,000	2,075,159
California Statewide CDA Community Improvement Authority Bond Mezzanine Pasadena Portfolio 144A	4.00	12-1-2056	2,500,000	2,326,598
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Dublin Social Bond Series 2021B 144A	4.00	2-1-2057	3,250,000	3,136,955
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2021B 144A	4.00	5-1-2057	1,500,000	1,421,167
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	1,000,000	965,119
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	15,000	15,354
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,403,914
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,121,044
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,796,028
				91,510,151
Miscellaneous revenue: 11.72%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,090,832
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,680,278
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,323,286
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	4,200,000	4,652,601
California CDA Infrastructure Program Revenue Series A	4.00	9-2-2051	1,295,000	1,469,160
California CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,044,070
California Communities Series A	5.00	9-2-2047	1,995,000	2,357,949
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,154,255
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,979,312
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,154,097
California Municipal Finance Authority Refunding Bond Southwestern Law School Series 2021	4.00	11-1-2041	575,000	671,713
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,353,942
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	4,982,560
California Public Works Board Various Capital Projects Series B	4.00	5-1-2046	1,255,000	1,487,597
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
California Public Works Board Various Capital Projects Series G	5.00%	11-1-2037	$23,000,000	$ 23,919,535
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,177,061
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,957,492
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,401,376
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,587,219
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2041	1,700,000	1,986,037
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2051	750,000	864,877
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	842,322
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	463,008
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,495,000	1,689,888
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,626,484
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,130
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,213,261
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,046,828
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,684,072
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	658,554
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2046	1,070,000	1,258,656
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2051	1,745,000	2,042,460
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2045	625,000	735,744
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	1,168,940
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (NPFGC Insured) ¤	0.00	6-1-2026	10,000,000	9,523,048
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,510,929
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,348,123
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	3,080,199
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	501,166
San Mateo Foster City CA PFA Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	4,369,599
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	257,966
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	644,916
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,031,865
The accompanying notes are an integral part of these financial statements.

18  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25%	8-1-2022	$ 510,000	$ 517,653
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	666,290
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,070,198
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,017,308
Union Sanitary District California Financing Authority Revenue Series A	3.00	9-1-2045	2,500,000	2,700,470
Union Sanitary District California Financing Authority Revenue Series A	3.00	9-1-2050	3,000,000	3,225,341
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,313,408
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,419,914
				155,241,989
Tax revenue: 9.92%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2043	750,000	856,731
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2048	1,100,000	1,252,725
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2043	750,000	856,731
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2048	1,035,000	1,178,701
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,077,910
California CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,657,356
California CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	6,023,003
California CDA Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	1,290,930
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	6,143,721
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2032	1,050,000	1,247,582
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2034	1,250,000	1,484,187
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,595,950
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	969,436
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,983,742
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	500,000	571,154
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	1,000,000	1,138,841
City of Roseville CA	5.00	9-1-2045	1,280,000	1,510,948
Corona CA Community Facilities District #2018-1 Improvement Area #1 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,111,481
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00%	9-1-2048	$ 1,500,000	$ 1,707,107
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,667,708
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,730,184
Fairfield CA Community Facilities District Special Tax Bond #2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,594,128
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,879,088
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	3,009,910
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	599,693
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	363,934
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,355,253
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	1,166,797
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	3,532,833
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,662,580
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,810,156
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,407,516
Los Angeles CA Community Facilities District #11 Ponte Vista Special Tax Series 2021	4.00	9-1-2046	1,250,000	1,430,872
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,917,577
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,584,821
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,191,416
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,079,249
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	3,062,844
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,349,527
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,822,146
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,411,907
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,437,584
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,366,609
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	965,000	1,080,865
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,175,000	1,308,450
The accompanying notes are an integral part of these financial statements.

20  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00%	9-1-2023	$ 885,000	$ 880,125
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2046	1,000,000	1,125,264
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2051	1,250,000	1,401,517
San Francisco CA City & County Community Facilities District #2020-1 Mission Rock Facilities and Services Special Tax Series 2021C 144A	4.00	9-1-2051	3,900,000	4,405,052
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,233,544
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,764,836
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,807,474
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,900,108
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,438,344
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,477,369
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,544,344
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	390,213
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	456,369
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	286,921
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	285,231
Temescal Valley Water District Improvement Area #2 2021 Special Tax Bonds	4.00	9-1-2051	930,000	1,049,196
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,117,031
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,503,305
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,743,501
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	841,756
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,116,823
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,149,477
				131,399,683
Tobacco revenue: 0.61%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,210,000	1,434,285
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,812,292
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue (continued)
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00%	6-1-2028	$ 2,000,000	$ 2,458,051
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	550,000	560,832
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	3,250,000	802,264
				8,067,724
Transportation revenue: 2.74%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,119,447
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	10,284,554
Foothill-Eastern Corridor Transportation Agency Refunding Bond Senior Lien Series A	4.00	1-15-2046	6,045,000	7,045,345
Foothill-Eastern Corridor Transportation Agency Subordinated Bond Series B-3	5.50	1-15-2053	8,000,000	8,214,374
Foothill-Eastern Corridor Transportation Agency Toll Road Revenue Refunding Senior Lien Series A	4.00	1-15-2046	2,650,000	3,088,530
Riverside County CA Transportation Commission Toll Revenue Second Lien 2021 Series C	4.00	6-1-2047	2,000,000	2,333,554
San Francisco CA Municipal Transportation Agency Revenue Bond	5.00	3-1-2039	3,000,000	3,304,591
				36,390,395
Utilities revenue: 4.21%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,676,534
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,276,078
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,220,092
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,917,302
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2038	2,615,000	3,022,026
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2041	2,250,000	2,582,241
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2046	1,395,000	1,584,342
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2051	5,340,000	6,035,875
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	13,792,293
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,109,086
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	995,000	1,237,119
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	512,316
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,185,642
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,171,090
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,447,197
				55,769,233
Water & sewer revenue: 2.85%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,429,973
The accompanying notes are an integral part of these financial statements.

22  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Bakersfield CA Wastewater Revenue Refunding Series A	5.00%	9-15-2032	$ 1,615,000	$ 2,143,569
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,354,463
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,779,833
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,213,812
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,222,129
Los Angeles CA Department of Water and Power Series A	5.00	7-1-2047	4,285,000	5,491,360
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,447,971
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,095,822
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Bond Series A	4.00	11-1-2050	1,525,000	1,803,406
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Series Bond C	4.00	11-1-2045	1,650,000	1,962,330
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,728,534
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,065,509
				37,738,711
				1,265,776,566
Guam: 0.63%
Tax revenue: 0.16%
Guam Government Business Privilege Tax Series A	4.00	1-1-2042	1,000,000	1,127,077
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,000,000
				2,127,077
Water & sewer revenue: 0.47%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,607,319
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,360,185
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,222,954
				6,190,458
				8,317,535
Illinois: 0.85%
Miscellaneous revenue: 0.85%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,303,092
New York: 0.46%
Industrial development revenue: 0.46%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,072,853
Ohio: 0.06%
Tobacco revenue: 0.06%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	827,569
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.04%
Resource recovery revenue: 0.04%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.22%	4-1-2040	$ 500,000	$ 500,000
Total Municipal obligations (Cost $1,194,732,044)				1,292,797,615

		Yield	Shares
Short-term investments: 2.04%
Investment companies: 2.04%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	27,051,202	27,067,432
Total Short-term investments (Cost $27,065,886)				27,067,432
Total investments in securities (Cost $1,226,797,930)	100.01%			1,324,865,047
Other assets and liabilities, net	(0.01)			(190,108)
Total net assets	100.00%			$1,324,674,939

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
The accompanying notes are an integral part of these financial statements.

24  |  Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,813,031	$154,364,992	$(133,112,409)	$318	$1,500	$27,067,432	27,051,202	$2,279
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  25

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,199,732,044)	$ 1,297,797,615
Investments in affiliated securities, at value (cost $27,065,886)	27,067,432
Cash	143,250
Receivable for interest	14,573,839
Receivable for Fund shares sold	689,800
Prepaid expenses and other assets	36,726
Total assets	1,340,308,662
Liabilities
Payable for when-issued transactions	13,057,092
Payable for Fund shares redeemed	1,051,515
Dividends payable	761,777
Management fee payable	354,612
Administration fees payable	140,914
Distribution fee payable	11,577
Trustees’ fees and expenses payable	657
Accrued expenses and other liabilities	255,579
Total liabilities	15,633,723
Total net assets	$1,324,674,939
Net assets consist of
Paid-in capital	$ 1,254,832,082
Total distributable earnings	69,842,857
Total net assets	$1,324,674,939
Computation of net asset value and offering price per share
Net assets – Class A	$ 504,199,390
Shares outstanding – Class A1	41,929,386
Net asset value per share – Class A	$12.02
Maximum offering price per share – Class A2	$12.59
Net assets – Class C	$ 16,930,821
Shares outstanding – Class C1	1,380,696
Net asset value per share – Class C	$12.26
Net assets – Administrator Class	$ 399,956,808
Shares outstanding – Administrator Class[1]	33,197,078
Net asset value per share – Administrator Class	$12.05
Net assets – Institutional Class	$ 403,587,920
Shares outstanding – Institutional Class[1]	33,498,835
Net asset value per share – Institutional Class	$12.05
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring California Tax-Free Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 21,085,308
Income from affiliated securities	2,279
Total investment income	21,087,587
Expenses
Management fee	2,507,508
Administration fees
Class A	406,663
Class C	14,790
Administrator Class	197,733
Institutional Class	160,553
Shareholder servicing fees
Class A	635,410
Class C	23,079
Administrator Class	494,259
Distribution fee
Class C	69,236
Custody and accounting fees	22,323
Professional fees	35,209
Registration fees	31,043
Shareholder report expenses	20,164
Trustees’ fees and expenses	9,821
Other fees and expenses	13,952
Total expenses	4,641,743
Less: Fee waivers and/or expense reimbursements
Fund-level	(272,185)
Class A	(80,452)
Class C	(2,654)
Administrator Class	(197,106)
Net expenses	4,089,346
Net investment income	16,998,241
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(226,870)
Affiliated securities	318
Net realized losses on investments	(226,552)
Net change in unrealized gains (losses) on
Unaffiliated securities	(11,372,108)
Affiliated securities	1,500
Net change in unrealized gains (losses) on investments	(11,370,608)
Net realized and unrealized gains (losses) on investments	(11,597,160)
Net increase in net assets resulting from operations	$ 5,401,081
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  27

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 16,998,241		$ 34,287,664
Net realized gains (losses) on investments		(226,552)		864,522
Net change in unrealized gains (losses) on investments		(11,370,608)		21,767,053
Net increase in net assets resulting from operations		5,401,081		56,919,239
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,193,501)		(13,386,834)
Class C		(155,995)		(425,903)
Administrator Class		(5,218,139)		(9,623,409)
Institutional Class		(5,437,198)		(10,938,359)
Total distributions to shareholders		(17,004,833)		(34,374,505)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,329,170	76,492,829	5,327,012	64,132,490
Class C	51,591	636,831	249,799	3,071,761
Administrator Class	3,449,451	41,880,633	7,040,860	85,143,861
Institutional Class	5,049,538	61,101,659	11,782,367	142,462,275
		180,111,952		294,810,387
Reinvestment of distributions
Class A	485,260	5,851,083	1,059,299	12,769,000
Class C	12,380	152,281	33,625	413,210
Administrator Class	421,813	5,097,403	785,181	9,483,708
Institutional Class	188,844	2,282,122	413,903	4,998,852
		13,382,889		27,664,770
Payment for shares redeemed
Class A	(4,994,410)	(60,412,991)	(7,807,857)	(94,172,729)
Class C	(224,114)	(2,759,948)	(1,000,471)	(12,267,500)
Administrator Class	(2,104,767)	(25,624,725)	(1,706,901)	(20,630,018)
Institutional Class	(3,336,211)	(40,353,230)	(8,105,883)	(97,903,173)
		(129,150,894)		(224,973,420)
Net increase in net assets resulting from capital share transactions		64,343,947		97,501,737
Total increase in net assets		52,740,195		120,046,471
Net assets
Beginning of period		1,271,934,744		1,151,888,273
End of period		$1,324,674,939		$1,271,934,744
The accompanying notes are an integral part of these financial statements.

28  |  Allspring California Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.13	$11.91	$11.91	$11.64	$11.83	$12.45
Net investment income	0.15	0.32	0.35	0.37	0.37	0.36
Net realized and unrealized gains (losses) on investments	(0.11)	0.22	(0.00) [1]	0.28	(0.19)	(0.62)
Total from investment operations	0.04	0.54	0.35	0.65	0.18	(0.26)
Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.35)	(0.38)	(0.37)	(0.36)
Net asset value, end of period	$12.02	$12.13	$11.91	$11.91	$11.64	$11.83
Total return[2]	0.32%	4.59%	2.93%	5.70%	1.55%	(2.09)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.81%	0.83%	0.83%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.44%	2.66%	2.92%	3.22%	3.15%	2.99%
Supplemental data
Portfolio turnover rate	7%	9%	23%	9%	33%	48%
Net assets, end of period (000s omitted)	$504,199	$486,668	$494,450	$482,395	$443,165	$472,584

[1]	Amount is more than $(0.005)
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.37	$12.14	$12.15	$11.87	$12.07	$12.70
Net investment income	0.11	0.24	0.27	0.29	0.29	0.27
Net realized and unrealized gains (losses) on investments	(0.11)	0.23	(0.02)	0.29	(0.20)	(0.63)
Total from investment operations	0.00 [1]	0.47	0.25	0.58	0.09	(0.36)
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.26)	(0.30)	(0.29)	(0.27)
Net asset value, end of period	$12.26	$12.37	$12.14	$12.15	$11.87	$12.07
Total return[2]	(0.04)%	3.86%	2.08%	4.95%	0.74%	(2.80)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.56%	1.58%	1.58%	1.57%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.69%	1.91%	2.18%	2.47%	2.40%	2.24%
Supplemental data
Portfolio turnover rate	7%	9%	23%	9%	33%	48%
Net assets, end of period (000s omitted)	$16,931	$19,066	$27,413	$32,758	$47,831	$57,727

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring California Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.16	$11.93	$11.94	$11.66	$11.86	$12.48
Net investment income	0.16	0.34	0.37	0.40	0.39	0.38
Net realized and unrealized gains (losses) on investments	(0.11)	0.24	(0.01)	0.28	(0.20)	(0.62)
Total from investment operations	0.05	0.58	0.36	0.68	0.19	(0.24)
Distributions to shareholders from
Net investment income	(0.16)	(0.35)	(0.37)	(0.40)	(0.39)	(0.38)
Net asset value, end of period	$12.05	$12.16	$11.93	$11.94	$11.66	$11.86
Total return[1]	0.42%	4.89%	3.05%	5.99%	1.67%	(1.88)%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.77%	0.77%	0.76%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.64%	2.86%	3.13%	3.43%	3.34%	3.16%
Supplemental data
Portfolio turnover rate	7%	9%	23%	9%	33%	48%
Net assets, end of period (000s omitted)	$399,957	$382,093	$301,919	$231,252	$186,626	$210,209

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring California Tax-Free Fund  |  31

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.16	$11.93	$11.94	$11.66	$11.86	$12.48
Net investment income	0.17	0.35	0.38	0.41	0.40	0.39
Net realized and unrealized gains (losses) on investments	(0.11)	0.23	(0.01)	0.28	(0.20)	(0.62)
Total from investment operations	0.06	0.58	0.37	0.69	0.20	(0.23)
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.38)	(0.41)	(0.40)	(0.39)
Net asset value, end of period	$12.05	$12.16	$11.93	$11.94	$11.66	$11.86
Total return[1]	0.46%	4.96%	3.12%	6.07%	1.74%	(1.81)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.48%	0.50%	0.50%	0.49%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.71%	2.93%	3.19%	3.49%	3.42%	3.28%
Supplemental data
Portfolio turnover rate	7%	9%	23%	9%	33%	48%
Net assets, end of period (000s omitted)	$403,588	$384,108	$328,107	$293,180	$287,616	$309,253

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

32  |  Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund (the "Fund") which is a non-diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Allspring California Tax-Free Fund  |  33

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $1,226,797,930 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$99,373,151
Gross unrealized losses	(1,306,034)
Net unrealized gains	$98,067,117
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $27,923,334 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 5,000,000	$0	$ 5,000,000
Municipal obligations	0	1,292,797,615	0	1,292,797,615
Short-term investments
Investment companies	27,067,432	0	0	27,067,432
Total assets	$27,067,432	$1,297,797,615	$0	$1,324,865,047
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Allspring California Tax-Free Fund  |  35

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Administrator Class	0.55
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $3,747 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $18,950,000, $14,150,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $133,864,553 and $87,971,506, respectively.

36  |  Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of California.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring California Tax-Free Fund  |  37

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	66,239,177
Shares voted “Against”	900,534
Shares voted “Abstain”	1,310,222
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	66,253,581
Shares voted “Against”	848,264
Shares voted “Abstain”	1,348,088
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

38  |  Allspring California Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring California Tax-Free Fund  |  39

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

40  |  Allspring California Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring California Tax-Free Fund  |  41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00237 02-22
SA249/SAR249 12-21

Semi-Annual Report
December 31, 2021
Allspring
High Yield Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring High Yield Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring High Yield Municipal Bond Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring High Yield Municipal Bond Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring High Yield Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring High Yield Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Derby, Terry J. Goode, Kerry Laurin

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WHYMX)	1-31-2013	0.38	4.69	4.56	5.09	5.66	5.10	1.14	0.80
Class C (WHYCX)	1-31-2013	3.20	4.87	4.31	4.20	4.87	4.31	1.89	1.55
Class R6 (EKHRX)[3]	7-31-2018	–	–	–	5.40	5.98	5.39	0.76	0.50
Administrator Class (WHYDX)	1-31-2013	–	–	–	5.20	5.79	5.21	1.08	0.70
Institutional Class (WHYIX)	1-31-2013	–	–	–	5.35	5.92	5.36	0.81	0.55
High Yield Municipal Bond Blended Index[4]	–	–	–	–	5.23	6.20	4.63	–	–
Bloomberg High Yield Municipal Bond Index[5]	–	–	–	–	7.77	7.53	5.44	–	–
Bloomberg Municipal Bond Index[6]	–	–	–	–	1.52	4.17	3.37	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6, 0.70% for Administrator Class, and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. Effective November 1, 2019, the Fund’s benchmark changed from Bloomberg Municipal Bond Index to the High Yield Municipal Bond Blended Index to better match the Fund’s investment strategy. You cannot invest directly in an index.
[5]	The Bloomberg High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring High Yield Municipal Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring High Yield Municipal Bond Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring High Yield Municipal Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.85	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,001.04	$7.82	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R6
Actual	$1,000.00	$1,007.51	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Administrator Class
Actual	$1,000.00	$1,006.32	$3.49	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Institutional Class
Actual	$1,000.00	$1,007.00	$2.78	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring High Yield Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.67%
Alabama: 0.73%
Water & sewer revenue: 0.73%
Jefferson County AL Warrants CAB Senior Lien Series B ¤	0.00%	10-1-2027	$ 920,000	$ 747,832
Arizona: 2.43%
Education revenue: 0.93%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	110,000	114,852
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	568,437
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	250,000	263,339
				946,628
Health revenue: 1.50%
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,532,387
				2,479,015
California: 7.68%
Airport revenue: 1.06%
Los Angeles CA Department of Airports AMT Los Angeles International Airport Subordinate Bond Series F	4.00	5-15-2049	950,000	1,086,084
Education revenue: 0.55%
California Infrastructure & Economic Development Bank Senior WFCS Portfolio Projects Series A1 144A	5.00	1-1-2056	250,000	280,765
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	276,440
				557,205
Health revenue: 0.56%
California PFA Living Enso Village Project Refunding Bond Series A 144A	5.00	11-15-2046	500,000	573,681
Housing revenue: 2.33%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	503,553
California Community Housing Agency Essential Housing Revenue Junior Fountains at Emerald Park Series 144A	4.00	8-1-2046	500,000	488,501
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Dublin Social Bond Series 2021B 144A	4.00	2-1-2057	1,000,000	965,217
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	425,000	419,075
				2,376,346
The accompanying notes are an integral part of these financial statements.

10  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.60%
Compton CA PFA Refunding Bond 144A	4.00%	9-1-2027	$1,000,000	$ 1,060,052
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2051	500,000	576,584
				1,636,636
Tax revenue: 0.79%
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	808,386
Tobacco revenue: 0.79%
Golden State California Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds Series B-2 ¤	0.00	6-1-2066	1,565,000	307,394
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	2,000,000	493,701
				801,095
				7,839,433
Colorado: 12.50%
Education revenue: 0.62%
Colorado Educational & Cultural Facilities Authority Charter School New Summit 144A	4.00	7-1-2061	600,000	634,487
GO revenue: 10.34%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,046,297
Colorado Big Dry Creek Metropolitan District Improvement & Refunding Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,051,208
Colorado Chambers Highpoint Metropolitan District #2	5.00	12-1-2051	830,000	868,350
Colorado Clear Creek Transit Metropolitan District #2 Series A	5.00	12-1-2050	1,000,000	1,085,726
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	961,464
Colorado Pronghorn Valley Metropolitan District Limited Tax Series A	4.00	12-1-2051	250,000	254,451
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	1,009,662
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,236,633
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	845,078
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	497,724
Great Western CO Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	1,082,637
Hogback Metropolitan District Colorado Limited Tax Convertible Unlimited Tax Series A	5.00	12-1-2051	585,000	608,801
				10,548,031
Tax revenue: 1.03%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,049,674
Transportation revenue: 0.51%
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	525,729
				12,757,921
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 0.60%
GO revenue: 0.60%
Hartford CT Series A	4.00%	4-1-2032	$ 325,000	$ 335,933
Hartford CT Series A	5.00	4-1-2024	105,000	111,050
Hartford CT Series B	5.00	4-1-2033	50,000	52,630
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	45,471
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	70,724
				615,808
Delaware: 1.10%
Education revenue: 1.10%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,119,944
District of Columbia: 0.44%
Tobacco revenue: 0.44%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	447,668
Florida: 4.84%
Education revenue: 4.07%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A##	5.13	7-1-2039	2,000,000	2,252,811
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	278,831
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	500,000	529,279
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,088,637
				4,149,558
Health revenue: 0.24%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,033
Water & sewer revenue: 0.53%
Charlotte County FL IDA Town and Country Utilities Project Series A 144A	4.00	10-1-2051	500,000	536,720
				4,936,311
Georgia: 3.00%
Housing revenue: 0.85%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	865,944
Industrial development revenue: 1.14%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,163,488
The accompanying notes are an integral part of these financial statements.

12  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.01%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00%	6-1-2049	$1,000,000	$ 1,036,226
				3,065,658
Guam: 0.28%
Tax revenue: 0.28%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F	4.00	1-1-2036	250,000	287,943
Idaho: 0.26%
Education revenue: 0.26%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	260,531
Illinois: 14.26%
Education revenue: 1.98%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	250,000	278,112
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	655,000	713,286
Illinois Finance Authority Charter School Aim Project Social Bonds Series A 144A	5.00	7-1-2051	1,000,000	1,025,065
				2,016,463
GO revenue: 6.65%
Chicago IL Board of Education CAB School Reform Series A (NPFGC Insured) ¤	0.00	12-1-2025	500,000	478,887
Chicago IL Series A	5.00	1-1-2033	310,000	310,249
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,826,959
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	691,881
Illinois Series of March 2012	5.00	3-1-2033	1,000,000	1,006,787
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	584,761
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,000,000	793,124
Will County IL Community High School Refunding Bond Series A (BAM Insured)	3.25	1-1-2030	450,000	457,685
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	637,786
				6,788,119
Miscellaneous revenue: 3.10%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,639,000	1,679,736
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	723,410
Illinois Metropolitan Pier & Exposition Authority Mccormick Place CAB Refunding Bond Series A ¤%%	0.00	6-15-2041	1,300,000	763,027
				3,166,173
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.53%
Hillside IL Tax Increment Refunding Bond	5.00%	1-1-2030	$1,345,000	$ 1,479,976
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	1,099,657
				2,579,633
				14,550,388
Iowa: 0.37%
Tobacco revenue: 0.37%
Iowa Tobacco Settlement Authority CAB Asset-Backed Bonds Class 2 Series B-2 ¤	0.00	6-1-2065	2,000,000	372,605
Kansas: 2.41%
Health revenue: 1.00%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,020,715
Tax revenue: 1.41%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	450,000	456,657
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,895,000	984,147
				1,440,804
				2,461,519
Kentucky: 1.03%
Health revenue: 1.03%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,053,890
Maryland: 1.66%
Education revenue: 1.10%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,124,099
Miscellaneous revenue: 0.56%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	565,167
				1,689,266
Michigan: 4.17%
Education revenue: 0.44%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	159,379
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	293,146
				452,525
Health revenue: 0.81%
Kentwood MI EDA Limited Obligation Holland Home Project %%	4.00	11-15-2043	750,000	822,631
The accompanying notes are an integral part of these financial statements.

14  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.35%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88%	10-1-2023	$ 140,000	$ 143,648
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	1,000,000	1,060,543
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	170,000	170,378
				1,374,569
Tax revenue: 1.57%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	18,666
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	523,085
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,058,275
				1,600,026
				4,249,751
Minnesota: 2.29%
Education revenue: 1.00%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	85,000	89,544
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	215,051
Woodbury MN Charter School Woodbury Leadership Academy	4.00	7-1-2051	660,000	716,436
				1,021,031
Health revenue: 0.53%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	536,064
Housing revenue: 0.76%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	355,503
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	424,135
				779,638
				2,336,733
Missouri: 0.88%
Tax revenue: 0.88%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	175,000	178,248
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	715,000	715,574
				893,822
New Jersey: 3.27%
GO revenue: 1.10%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,123,007
Industrial development revenue: 0.25%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	258,517
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.92%
New Jersey TTFA CAB Series A ¤	0.00%	12-15-2031	$1,000,000	$ 823,544
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	1,000,000	1,134,158
				1,957,702
				3,339,226
New York: 6.78%
Education revenue: 5.06%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,380,577
Build NYC Resource Corporation New World Preparatory Charter School	4.00	6-15-2051	690,000	751,129
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	500,000	516,677
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	1,154,895
New York Dormitory Authority Supported Debt St. Josephs College	4.00	7-1-2035	400,000	456,549
New York Dormitory Authority Supported Debt St. Josephs College	5.00	7-1-2051	750,000	901,583
				5,161,410
Health revenue: 1.03%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	910,000	1,045,901
Miscellaneous revenue: 0.20%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	200,000	202,878
Tobacco revenue: 0.49%
Suffolk County NY Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds ¤	0.00	6-1-2066	2,500,000	503,626
				6,913,815
Ohio: 2.42%
Resource recovery revenue: 1.12%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	1,148,063
Tobacco revenue: 1.30%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	1,324,110
				2,472,173
Oregon: 0.47%
Health revenue: 0.47%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	450,000	482,248
Pennsylvania: 2.85%
Education revenue: 0.72%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	50,000	52,026
The accompanying notes are an integral part of these financial statements.

16  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA IDA Independence Charter School Project	5.00%	6-15-2039	$ 250,000	$ 274,998
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	404,478
				731,502
Health revenue: 0.99%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	1,009,598
Miscellaneous revenue: 1.14%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,030,000	1,167,095
				2,908,195
South Carolina: 2.71%
Education revenue: 1.17%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	533,179
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	65,000	69,580
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	592,782
				1,195,541
Health revenue: 1.06%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,076,538
Resource recovery revenue: 0.48%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	90,565
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	1,000,000	400,000
				490,565
				2,762,644
Tennessee: 1.15%
Tax revenue: 1.15%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	605,505
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	569,953
				1,175,458
Texas: 4.20%
Education revenue: 2.14%
Arlington TX Higher Education Finance Corporation Refunding Bond Wayside Schools Series A	4.00	8-15-2046	860,000	922,033
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	348,787
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	850,000	907,932
				2,178,752
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.08%
Port Isabel TX Series 2019 144A	5.10%	2-15-2049	$ 975,000	$ 1,104,218
Tax revenue: 0.53%
Baytown Texas Municipal Development District Hotel Second Lien Baytown Convention 144A	5.00	10-1-2050	500,000	542,612
Transportation revenue: 0.22%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	221,299
Utilities revenue: 0.23%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	234,723
				4,281,604
Utah: 3.15%
Education revenue: 1.15%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00	6-15-2041	1,020,000	1,174,939
Miscellaneous revenue: 1.02%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,000,000	1,036,643
Tax revenue: 0.98%
Utah Inland Port Authority Crossroads Public Infrastructure District Tax Differential Revenue 144A	4.38	6-1-2052	1,000,000	999,965
				3,211,547
Virginia: 1.07%
Health revenue: 1.07%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	1,092,930
West Virginia: 1.68%
Tax revenue: 1.68%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,714,134
Wisconsin: 6.99%
Education revenue: 3.75%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	95,000	97,736
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	235,000	248,884
Wisconsin PFA Educational Facility Revenue Refunding Bond Estancia Valley Classical 144A	4.25	7-1-2051	1,000,000	1,003,100
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,072,671
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,405,233
				3,827,624
The accompanying notes are an integral part of these financial statements.

18  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 3.24%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00%	12-1-2051	$1,500,000	$ 1,727,709
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,571,186
				3,298,895
				7,126,519
Total Municipal obligations (Cost $93,766,542)				99,646,531

		Yield	Shares
Short-term investments: 2.96%
Investment companies: 2.96%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	3,020,257	3,022,069
Total Short-term investments (Cost $3,021,767)				3,022,069
Total investments in securities (Cost $96,788,309)	100.63%			102,668,600
Other assets and liabilities, net	(0.63)			(640,764)
Total net assets	100.00%			$102,027,836

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$2,812,701	$18,571,883	$(18,363,476)	$659	$302	$3,022,069	3,020,257	$474
The accompanying notes are an integral part of these financial statements.

20  |  Allspring High Yield Municipal Bond Fund

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $93,766,542)	$ 99,646,531
Investments in affiliated securities, at value (cost $3,021,767)	3,022,069
Receivable for interest	1,110,600
Receivable for Fund shares sold	17,082
Prepaid expenses and other assets	32,916
Total assets	103,829,198
Liabilities
Payable for when-issued transactions	1,566,215
Payable for Fund shares redeemed	103,364
Dividends payable	37,371
Management fee payable	20,375
Administration fees payable	11,195
Distribution fee payable	5,409
Trustees’ fees and expenses payable	755
Accrued expenses and other liabilities	56,678
Total liabilities	1,801,362
Total net assets	$102,027,836
Net assets consist of
Paid-in capital	$ 96,081,727
Total distributable earnings	5,946,109
Total net assets	$102,027,836
Computation of net asset value and offering price per share
Net assets – Class A	$ 42,234,211
Shares outstanding – Class A1	3,845,855
Net asset value per share – Class A	$10.98
Maximum offering price per share – Class A2	$11.50
Net assets – Class C	$ 8,208,835
Shares outstanding – Class C1	747,412
Net asset value per share – Class C	$10.98
Net assets – Class R6	$ 26,086
Shares outstanding – Class R6[1]	2,372
Net asset value per share – Class R6	$11.00
Net assets – Administrator Class	$ 9,585,967
Shares outstanding – Administrator Class[1]	872,509
Net asset value per share – Administrator Class	$10.99
Net assets – Institutional Class	$ 41,972,737
Shares outstanding – Institutional Class[1]	3,822,585
Net asset value per share – Institutional Class	$10.98
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  21

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 2,222,630
Income from affiliated securities	474
Total investment income	2,223,104
Expenses
Management fee	260,761
Administration fees
Class A	32,714
Class C	6,798
Class R6	4
Administrator Class	4,919
Institutional Class	18,020
Shareholder servicing fees
Class A	50,931
Class C	10,370
Administrator Class	12,267
Distribution fee
Class C	31,111
Custody and accounting fees	5,096
Professional fees	30,626
Registration fees	37,412
Shareholder report expenses	17,316
Trustees’ fees and expenses	9,821
Other fees and expenses	4,834
Total expenses	533,000
Less: Fee waivers and/or expense reimbursements
Fund-level	(110,966)
Class A	(21,207)
Class C	(3,059)
Administrator Class	(7,952)
Institutional Class	(3,473)
Net expenses	386,343
Net investment income	1,836,761
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	76,980
Affiliated securities	659
Net realized gains on investments	77,639
Net change in unrealized gains (losses) on
Unaffiliated securities	(1,323,117)
Affiliated securities	302
Net change in unrealized gains (losses) on investments	(1,322,815)
Net realized and unrealized gains (losses) on investments	(1,245,176)
Net increase in net assets resulting from operations	$ 591,585
The accompanying notes are an integral part of these financial statements.

22  |  Allspring High Yield Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 1,836,761		$ 3,440,985
Net realized gains on investments		77,639		911,892
Net change in unrealized gains (losses) on investments		(1,322,815)		5,105,151
Net increase in net assets resulting from operations		591,585		9,458,028
Distributions to shareholders from
Net investment income and net realized gains
Class A		(861,419)		(1,172,015)
Class C		(144,804)		(269,688)
Class R6		(578)		(1,024)
Administrator Class		(210,442)		(411,592)
Institutional Class		(987,906)		(1,575,840)
Total distributions to shareholders		(2,205,149)		(3,430,159)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	837,984	9,274,291	1,673,934	18,163,880
Class C	51,009	568,015	79,503	849,819
Administrator Class	69,239	770,800	315,942	3,377,804
Institutional Class	441,568	4,912,335	1,898,693	20,587,992
		15,525,441		42,979,495
Reinvestment of distributions
Class A	73,928	816,931	102,915	1,113,891
Class C	12,974	143,405	24,792	267,616
Class R6	16	174	0	0
Administrator Class	10,689	118,223	23,595	254,696
Institutional Class	87,993	972,711	144,580	1,563,015
		2,051,444		3,199,218
Payment for shares redeemed
Class A	(428,778)	(4,748,181)	(790,074)	(8,625,088)
Class C	(75,818)	(842,860)	(231,430)	(2,501,505)
Administrator Class	(75,867)	(844,023)	(536,005)	(5,758,070)
Institutional Class	(691,123)	(7,643,677)	(1,610,196)	(17,407,832)
		(14,078,741)		(34,292,495)
Net increase in net assets resulting from capital share transactions		3,498,144		11,886,218
Total increase in net assets		1,884,580		17,914,087
Net assets
Beginning of period		100,143,256		82,229,169
End of period		$102,027,836		$100,143,256
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.16	$10.43	$10.97	$10.59	$10.37	$10.91
Net investment income	0.20	0.41	0.44	0.39	0.40	0.37
Net realized and unrealized gains (losses) on investments	(0.14)	0.73	(0.54)	0.38	0.22	(0.46)
Total from investment operations	0.06	1.14	(0.10)	0.77	0.62	(0.09)
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.44)	(0.39)	(0.40)	(0.37)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	(0.08)
Total distributions to shareholders	(0.24)	(0.41)	(0.44)	(0.39)	(0.40)	(0.45)
Net asset value, end of period	$10.98	$11.16	$10.43	$10.97	$10.59	$10.37
Total return[1]	0.49%	10.98%	(0.98)%	7.43%	6.11%	(0.76)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.14%	1.12%	1.09%	1.07%	1.06%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.85%	0.85%
Net investment income	3.47%	3.74%	4.05%	3.68%	3.82%	3.51%
Supplemental data
Portfolio turnover rate	15%	55%	14%	20%	50%	82%
Net assets, end of period (000s omitted)	$42,234	$37,514	$24,791	$23,674	$17,086	$20,305

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.16	$10.44	$10.97	$10.59	$10.37	$10.91
Net investment income	0.15	0.32	0.36	0.31	0.32	0.29
Net realized and unrealized gains (losses) on investments	(0.14)	0.72	(0.53)	0.38	0.22	(0.46)
Total from investment operations	0.01	1.04	(0.17)	0.69	0.54	(0.17)
Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.36)	(0.31)	(0.32)	(0.29)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	(0.08)
Total distributions to shareholders	(0.19)	(0.32)	(0.36)	(0.31)	(0.32)	(0.37)
Net asset value, end of period	$10.98	$11.16	$10.44	$10.97	$10.59	$10.37
Total return[1]	0.10%	10.14%	(1.63)%	6.63%	5.32%	(1.50)%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.89%	1.87%	1.84%	1.82%	1.81%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.60%	1.60%
Net investment income	2.71%	3.02%	3.29%	2.91%	3.09%	2.79%
Supplemental data
Portfolio turnover rate	15%	55%	14%	20%	50%	82%
Net assets, end of period (000s omitted)	$8,209	$8,471	$9,250	$9,955	$8,896	$8,709

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$11.16	$10.44	$10.98	$10.61
Net investment income	0.21 [2]	0.44	0.47	0.39
Net realized and unrealized gains (losses) on investments	(0.12)	0.71	(0.54)	0.37
Total from investment operations	0.09	1.15	(0.07)	0.76
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.47)	(0.39)
Net realized gains	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.25)	(0.43)	(0.00)	0.00
Net asset value, end of period	$11.00	$11.16	$10.44	$10.98
Total return[3]	0.75%	11.28%	(0.68)%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.76%	0.73%	0.71%
Net expenses	0.50%	0.50%	0.50%	0.50%
Net investment income	3.77%	4.07%	4.34%	3.96%
Supplemental data
Portfolio turnover rate	15%	55%	14%	20%
Net assets, end of period (000s omitted)	$26	$26	$25	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.16	$10.44	$10.98	$10.59	$10.37	$10.92
Net investment income	0.20	0.42	0.45	0.40	0.41	0.38
Net realized and unrealized gains (losses) on investments	(0.13)	0.72	(0.54)	0.39	0.22	(0.47)
Total from investment operations	0.07	1.14	(0.09)	0.79	0.63	(0.09)
Distributions to shareholders from
Net investment income	(0.20)	(0.42)	(0.45)	(0.40)	(0.41)	(0.38)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	(0.08)
Total distributions to shareholders	(0.24)	(0.42)	(0.45)	(0.40)	(0.41)	(0.46)
Net asset value, end of period	$10.99	$11.16	$10.44	$10.98	$10.59	$10.37
Total return[1]	0.63%	11.10%	(0.87)%	7.64%	6.21%	(0.75)%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.08%	1.05%	1.03%	1.01%	1.00%
Net expenses	0.69%	0.69%	0.70%	0.71%	0.75%	0.75%
Net investment income	3.58%	3.88%	4.12%	3.69%	3.93%	3.60%
Supplemental data
Portfolio turnover rate	15%	55%	14%	20%	50%	82%
Net assets, end of period (000s omitted)	$9,586	$9,692	$11,115	$15,704	$24,627	$22,839

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring High Yield Municipal Bond Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.15	$10.43	$10.97	$10.59	$10.37	$10.91
Net investment income	0.21	0.43	0.46	0.42	0.43	0.40
Net realized and unrealized gains (losses) on investments	(0.13)	0.72	(0.53)	0.38	0.22	(0.46)
Total from investment operations	0.08	1.15	(0.07)	0.80	0.65	(0.06)
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.47)	(0.42)	(0.43)	(0.40)
Net realized gains	(0.04)	0.00	0.00	0.00	0.00	(0.08)
Total distributions to shareholders	(0.25)	(0.43)	(0.47)	(0.42)	(0.43)	(0.48)
Net asset value, end of period	$10.98	$11.15	$10.43	$10.97	$10.59	$10.37
Total return[1]	0.70%	11.15%	(0.74)%	7.70%	6.37%	(0.51)%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.81%	0.78%	0.76%	0.74%	0.73%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.60%	0.60%
Net investment income	3.71%	4.00%	4.24%	3.92%	4.09%	3.82%
Supplemental data
Portfolio turnover rate	15%	55%	14%	20%	50%	82%
Net assets, end of period (000s omitted)	$41,973	$44,440	$37,049	$85,187	$75,560	$73,989

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Allspring High Yield Municipal Bond Fund  |  29

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $96,788,309 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 7,026,560
Gross unrealized losses	(1,146,269)
Net unrealized gains	$ 5,880,291
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

30  |  Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 99,646,531	$0	$ 99,646,531
Short-term investments
Investment companies	3,022,069	0	0	3,022,069
Total assets	$3,022,069	$99,646,531	$0	$102,668,600
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Allspring High Yield Municipal Bond Fund  |  31

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.80%
Class C	1.55
Class R6	0.50
Administrator Class	0.70
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $2,825 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $17,794,816 and $14,988,477, respectively.

32  |  Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring High Yield Municipal Bond Fund  |  33

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On October 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	4,182,986
Shares voted “Against”	122,538
Shares voted “Abstain”	178,479
Shares voted “Uninstructed”	155,889
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	4,181,736
Shares voted “Against”	123,788
Shares voted “Abstain”	178,479
Shares voted “Uninstructed”	155,889
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34  |  Allspring High Yield Municipal Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring High Yield Municipal Bond Fund  |  35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

36  |  Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring High Yield Municipal Bond Fund  |  37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00236 02-22
SA264/SAR264 12-21

Semi-Annual Report
December 31, 2021
Allspring
Intermediate Tax/AMT-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Intermediate Tax/AMT-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Intermediate Tax/AMT-Free Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Intermediate Tax/AMT-Free Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Intermediate Tax/AMT-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFTAX)	7-31-2007	-1.83	2.63	2.60	1.21	3.26	2.92	0.80	0.70
Class C (WFTFX)	7-31-2007	-0.55	2.49	2.15	0.45	2.49	2.15	1.55	1.45
Class R6 (WFRTX)[3]	7-31-2018	–	–	–	1.51	3.55	3.20	0.42	0.40
Administrator Class (WFITX)	3-31-2008	–	–	–	1.31	3.36	3.03	0.74	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	1.46	3.53	3.19	0.47	0.45
Bloomberg Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	0.86	3.57	3.05	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Municipal Bond 1–15 Year Blend Index is the 1–15 year component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Intermediate Tax/AMT-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Intermediate Tax/AMT-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.23	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$ 997.43	$7.30	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Class R6
Actual	$1,000.00	$1,002.74	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,001.73	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.49	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.58%
Alabama: 1.55%
Education revenue: 0.19%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$ 1,000,000	$ 1,128,648
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	690,597
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	997,024
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	1,055,610
				3,871,879
Health revenue: 0.20%
East Alabama Health Care Authority Series B ø	0.16	9-1-2039	3,918,000	3,918,000
Utilities revenue: 1.16%
Lower Alabama Gas Supply District Project #2 øø	4.00	12-1-2050	11,430,000	12,675,337
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.92	6-1-2049	10,000,000	10,090,948
				22,766,285
				30,556,164
Alaska: 0.22%
Miscellaneous revenue: 0.22%
Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,244,111
Arizona: 2.23%
Education revenue: 0.37%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,335,016
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2034	335,000	385,914
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	240,000	259,575
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	345,000	396,717
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	220,000	237,672
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	315,000	361,417
Arizona IDA Education Facility Revenue Bonds Series 2021A	5.00	7-1-2033	315,000	390,468
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	617,767
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	740,371
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	616,006
				7,340,923
GO revenue: 0.34%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	671,759
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	449,731
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50%	7-1-2029	$ 960,000	$ 1,035,100
Phoenix AZ Refunding Bond	5.00	7-1-2026	3,810,000	4,549,804
				6,706,394
Health revenue: 0.45%
Arizona Health Facility Authority Floater Series 2015 XF 2050 (Morgan Stanley Bank LIQ) 144Aø	0.13	1-1-2037	8,000,000	8,000,000
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2028	370,000	417,266
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2029	385,000	436,239
				8,853,505
Miscellaneous revenue: 0.62%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,507,699
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	211,464
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,469,308
				12,188,471
Tax revenue: 0.32%
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,022,197
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	498,463
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	774,835
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,065,695
				6,361,190
Utilities revenue: 0.13%
Salt River Project Arizona Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,463,943
				43,914,426
Arkansas: 0.14%
Miscellaneous revenue: 0.14%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	583,383
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,165,021
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	989,261
				2,737,665
California: 5.56%
Airport revenue: 0.43%
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,569,694
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	741,709
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	617,242
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,232,024
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	895,263
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2027	1,750,000	2,150,420
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,259,676
				8,466,028
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.35%
California CDA Series A	6.90%	8-1-2031	$ 1,565,000	$ 1,571,740
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,301,787
				6,873,527
GO revenue: 2.52%
California Various Purposes	5.00	8-1-2030	1,575,000	1,872,355
California Various Purposes	5.00	8-1-2032	6,700,000	7,958,296
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,747,401
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,385,756
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	2,014,887
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	2,403,367
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,852,972
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	4,464,176
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,412,338
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,127,095
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,081,985
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	2,043,496
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,312,175
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	2,184,740
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,304,859
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,407,880
				49,573,778
Health revenue: 0.17%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,180,281
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,391,184
California Statewide CDA Revenue Various Sweep Loan Program Series A (U.S. Bank NA LOC) ø	0.07	8-1-2035	700,000	700,000
				3,271,465
Housing revenue: 0.06%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	969,013	1,116,115
Miscellaneous revenue: 0.29%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,769,405
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	563,708
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	625,618
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00%	10-15-2027	$ 500,000	$ 578,784
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,156,758
				5,694,273
Transportation revenue: 0.86%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.35	4-1-2036	9,810,000	10,238,806
San Joaquin Hills California Transportation Corridor Agency Refunding Bond Senior Lien Series A	5.00	1-15-2033	5,000,000	6,662,052
				16,900,858
Utilities revenue: 0.88%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021A	4.00	10-1-2052	4,000,000	4,617,431
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,748,123
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	3,107,998
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,581,815
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,152,871
Vernon CA Electric System Series A %%	5.00	8-1-2026	600,000	692,062
Vernon CA Electric System Series A %%	5.00	8-1-2031	1,160,000	1,460,548
				17,360,848
				109,256,892
Colorado: 1.40%
GO revenue: 0.38%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,586,765
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,752,975
				7,339,740
Miscellaneous revenue: 0.83%
Colorado Certificate of Participation Series A	4.00	12-15-2035	7,400,000	9,106,806
Colorado Certificate of Participation Series A	4.00	12-15-2036	1,500,000	1,842,852
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,428,914
				16,378,572
Tax revenue: 0.16%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	1,089,978
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	746,781
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,268,077
				3,104,836
Water & sewer revenue: 0.03%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	606,204
				27,429,352
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.92%
Education revenue: 0.40%
Connecticut HEFAR University of Hartford Issue Series N	5.00%	7-1-2029	$ 480,000	$ 591,245
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	1,064,700
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	3.00	11-15-2035	1,000,000	1,030,529
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,089,050
				7,775,524
GO revenue: 0.86%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,374,860
Connecticut Series A	5.00	3-1-2029	2,500,000	2,742,556
Connecticut Series B	4.00	6-1-2034	750,000	921,081
Connecticut Series B	5.00	6-15-2027	3,000,000	3,452,450
Connecticut Series F	5.00	11-15-2032	300,000	348,634
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	616,990
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,473,415
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,383,302
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,465,323
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,050,000	1,207,007
				16,985,618
Health revenue: 0.18%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M %%	4.00	7-1-2038	3,000,000	3,492,917
Miscellaneous revenue: 0.10%
Connecticut Series G	4.00	10-15-2026	1,985,000	2,041,216
Tax revenue: 0.38%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	4.00	9-1-2036	1,000,000	1,126,674
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	4.00	11-1-2037	4,250,000	5,175,852
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,152,267
				7,454,793
				37,750,068
Delaware: 0.11%
Education revenue: 0.11%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,242,260
District of Columbia: 1.97%
GO revenue: 0.71%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,322,801
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,793,487
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,905,018
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,917,032
				13,938,338
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.66%
District of Columbia Federal Highway Grant Anticipation Bond	5.00%	12-1-2025	$ 3,520,000	$ 3,669,136
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,639,967
District of Columbia Refunding Bond Series E	4.00	2-1-2037	5,500,000	6,717,052
				13,026,155
Tax revenue: 0.19%
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series A	4.00	10-1-2034	750,000	900,155
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2033	720,000	865,243
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2034	650,000	780,134
Washington District of Columbia Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2035	1,000,000	1,198,440
				3,743,972
Transportation revenue: 0.27%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,560,046
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,631,378
				5,191,424
Water & sewer revenue: 0.14%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,798,635
				38,698,524
Florida: 6.05%
Airport revenue: 0.94%
Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	9,268,459
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,519,017
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,910,293
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2036	1,700,000	2,026,095
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2037	2,250,000	2,675,637
				18,399,501
Health revenue: 0.51%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,595,784
Lee Memorial Health System Series B ø	0.19	4-1-2049	1,800,000	1,800,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2031	500,000	604,107
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,981,851
				9,981,742
Miscellaneous revenue: 2.16%
Boynton Beach FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,472,453
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Boynton Beach FL PFA Capital Improvement Series 2018	5.00%	7-1-2035	$ 3,590,000	$ 4,450,108
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,858,756
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,708,223
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,306,318
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,397,410
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,811,297
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,206,157
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,319,470
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,433,182
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,462,653
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	726,572
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,368,308
				42,520,907
Tax revenue: 0.43%
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	725,083
Polk County FL School District	5.00	10-1-2033	2,915,000	3,732,518
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	3,942,045
				8,399,646
Transportation revenue: 0.49%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,719,618
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,438,677
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2034	375,000	474,832
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2035	400,000	505,802
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2036	600,000	756,918
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2037	525,000	660,791
				9,556,638
Water & sewer revenue: 1.52%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	638,685
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,206,206
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,634,731
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,112,690
North Sumter County FL Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2033	1,945,000	2,542,140
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County FL Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00%	10-1-2034	$ 2,240,000	$ 2,921,404
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	12,000,000	14,014,187
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	506,946
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	261,691
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	1,042,251
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,170,009
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	973,478
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,935,563
				29,959,981
				118,818,415
Georgia: 2.33%
Health revenue: 0.08%
Brookhaven GA Development Authority Children's Healthcare Series A	5.00	7-1-2035	1,300,000	1,657,397
Industrial development revenue: 0.03%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	577,212
Utilities revenue: 2.22%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	3,069,606
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E øø	3.25	11-1-2045	6,000,000	6,459,226
Dalton GA Utilities Bond	4.00	3-1-2033	1,100,000	1,314,755
Dalton GA Utilities Bond	4.00	3-1-2034	1,200,000	1,431,961
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,778,866
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,141,900
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	645,070
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,140,208
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	733,595
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	10,000,000	11,557,167
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,238,506
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50%	9-15-2022	$ 1,000,000	$ 1,036,256
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.82	4-1-2048	10,000,000	10,049,852
				43,596,968
				45,831,577
Guam: 0.32%
Airport revenue: 0.09%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,034,130
Guam International Airport Authority	5.00	10-1-2023	775,000	818,245
				1,852,375
Tax revenue: 0.09%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F	4.00	1-1-2036	1,500,000	1,727,656
Water & sewer revenue: 0.14%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,678,865
				6,258,896
Hawaii: 0.07%
Airport revenue: 0.07%
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	603,036
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	722,072
				1,325,108
Illinois: 15.47%
Airport revenue: 1.70%
Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00	1-1-2035	2,860,000	3,181,863
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,732,692
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,491,773
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	1,178,648
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	9,047,667
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,889,227
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	8,755,000	9,172,895
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,702,220
				33,396,985
Education revenue: 0.88%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	536,181
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00%	10-1-2031	$ 400,000	$ 505,217
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	868,898
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,947,406
Illinois Finance Authority Refunding Bond Bradley University Project Series A	4.00	8-1-2035	805,000	942,391
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2034	440,000	498,365
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	1,025,000	1,159,068
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2033	2,000,000	2,785,949
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	804,200
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,364,247
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,112,747
Quad Cities Illinois Regional EDA Augustana College Series 2005 (BMO Harris Bank NA LOC) ø	0.11	10-1-2035	600,000	600,000
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2029	400,000	470,918
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2030	525,000	623,866
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bonds	4.00	4-1-2030	2,000,000	2,077,066
				17,296,519
GO revenue: 2.58%
Bolingbrook, Will & Dupage Counties Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	88,925
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2025	3,380,000	3,237,276
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	2,000,000	2,503,044
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,463,431
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,250,000
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,184,243
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,801,385
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,397,738
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,347,931
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,224,229
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,435,728
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,190,754
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,536,999
Cook County IL Series B	5.00	11-15-2023	600,000	651,680
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,261,413
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,547,247
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	5,000,000	5,502,080
Illinois Series A	5.00	4-1-2023	4,500,000	4,755,508
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,003,361
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2036	450,000	525,327
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2040	300,000	347,300
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	820,047
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00%	12-1-2034	$ 400,000	$ 505,475
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	567,986
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	630,213
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	353,536
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,555,673
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,129,440
				50,817,969
Health revenue: 0.21%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,219,100
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,170,014
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	664,018
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	1,011,920
				4,065,052
Housing revenue: 0.22%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2033	1,000,000	1,195,346
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2036	1,650,000	1,961,480
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2031	900,000	1,166,163
				4,322,989
Miscellaneous revenue: 0.46%
Illinois Refunding Bond	5.00	8-1-2024	1,000,000	1,026,704
Illinois Series 2013	5.50	7-1-2026	2,300,000	2,474,636
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,371,605
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,121,054
				8,993,999
Tax revenue: 7.08%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,405,276
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,355,316
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,259,653
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,243,626
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,933,375
Cook County IL Sales Tax Bond Series 2017	5.00	11-15-2033	4,000,000	4,899,100
Cook County IL Sales Tax Bond Series 2018	5.25	11-15-2035	2,000,000	2,482,334
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,487,370
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	2,075,946
Illinois Regional Transportation Authority (NPFGC Insured)	6.50	7-1-2026	8,615,000	10,245,678
Illinois Sales Tax Build IL-Junior Obligation	5.00	6-15-2025	6,000,000	6,379,816
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sales Tax Build Illinois Junior Obligation	5.00%	6-15-2023	$16,150,000	$ 17,196,596
Illinois Series A	5.00	1-1-2027	10,625,000	10,662,341
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,207,161
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,724,419
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,363,821
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,263,022
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	35,200,000	30,374,919
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	12,800,000	10,724,876
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	10,000,000	8,751,752
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	1,986,084
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,750,000	2,143,200
				139,165,681
Tobacco revenue: 0.17%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,316,693
Transportation revenue: 0.17%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,613,638
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,744,793
				3,358,431
Water & sewer revenue: 2.00%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2023	1,515,000	1,572,156
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2025	620,000	642,369
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2026	2,000,000	2,072,847
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2028	3,000,000	3,103,612
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	1,490,000	1,541,717
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2033	1,000,000	1,110,011
Chicago IL Refunding Bond Second Lien Project (AGM Insured)	5.25	11-1-2033	2,000,000	2,477,511
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,343,197
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,007,294
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,865,000	3,109,178
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2028	3,500,000	3,512,582
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,716,535
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,079,629
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,079,423
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,079,216
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,895,916
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	608,880
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	703,279
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	740,971
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00%	1-1-2033	$ 500,000	$ 589,587
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	667,695
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	613,587
				39,267,192
				304,001,510
Indiana: 1.32%
Airport revenue: 0.08%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,426,779
Health revenue: 0.12%
Knox County IN EDA Series A	5.00	4-1-2022	925,000	935,307
Knox County IN EDA Series A	5.00	4-1-2023	665,000	672,410
Knox County IN EDA Series A	5.00	4-1-2026	750,000	758,357
				2,366,074
Industrial development revenue: 0.15%
Indiana Finance Authority PCR Bonds Series 2010B	2.50	11-1-2030	2,925,000	2,983,675
Miscellaneous revenue: 0.78%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	2,032,886
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,315,067
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	894,801
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,177,370
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	865,367
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,618,883
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,177,370
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,819,036
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,354,739
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00	7-15-2031	900,000	1,058,250
				15,313,769
Water & sewer revenue: 0.19%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,598,837
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,161,890
				3,760,727
				25,851,024
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.32%
GO revenue: 0.14%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00%	6-1-2027	$ 2,310,000	$ 2,722,839
Utilities revenue: 0.18%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,506,217
				6,229,056
Kansas: 0.30%
Miscellaneous revenue: 0.14%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,800,602
Tax revenue: 0.06%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,350,000	1,138,822
Utilities revenue: 0.10%
Burlington KS Environmental Impact Series A ø	0.19	9-1-2035	2,000,000	2,000,000
				5,939,424
Kentucky: 2.47%
Education revenue: 0.09%
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2030	170,000	204,672
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2031	260,000	317,399
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2032	230,000	278,386
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2033	180,000	217,089
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2035	460,000	551,765
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2036	235,000	281,224
				1,850,535
Transportation revenue: 0.28%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,308,272
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,167,729
				5,476,001
Utilities revenue: 2.10%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,255,000	17,819,791
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	13,000,000	14,165,737
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,000,000	9,263,613
				41,249,141
				48,575,677
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.27%
Airport revenue: 0.17%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00%	1-1-2035	$ 2,000,000	$ 2,427,811
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	894,112
				3,321,923
Education revenue: 0.31%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,519,813
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,637,411
				6,157,224
Miscellaneous revenue: 0.93%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,745,599
Louisiana Public Facilities Authority Archdiocese of New Orleans Project †	5.00	7-1-2024	1,000,000	960,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project †	5.00	7-1-2025	600,000	576,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project †	5.00	7-1-2026	500,000	480,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,319,583
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,143,070
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,799,661
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,137,250
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,143,070
				18,304,233
Tax revenue: 0.30%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,232,830
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,231,661
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,531,479
				5,995,970
Transportation revenue: 0.18%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,160,115
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,160,548
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,161,271
				3,481,934
Water & sewer revenue: 0.38%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	600,679
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	717,781
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00%	9-1-2032	$ 655,000	$ 781,880
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,096,900
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	471,560
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	382,334
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	393,253
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,286,971
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	893,517
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	769,490
				7,394,365
				44,655,649
Maine: 0.50%
Education revenue: 0.31%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,222,206
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,440,646
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,694,409
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,776,127
				6,133,388
Health revenue: 0.19%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	948,683
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,360,777
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,285,602
				3,595,062
				9,728,450
Maryland: 0.83%
Education revenue: 0.26%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	508,332
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	552,589
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	527,024
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2039	500,000	583,740
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,923,550
				5,095,235
Miscellaneous revenue: 0.46%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	5,000,000	5,951,401
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,526,621
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,592,619
				9,070,641
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Howard County MD Downtown Columbia Project Series A 144A	4.00%	2-15-2028	$ 480,000	$ 512,705
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,053,513
				1,566,218
Water & sewer revenue: 0.03%
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	649,297
				16,381,391
Massachusetts: 0.58%
GO revenue: 0.36%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,742,501
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,892,849
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,401,401
				7,036,751
Health revenue: 0.06%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	677,690
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	644,148
				1,321,838
Miscellaneous revenue: 0.16%
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,094,846
				11,453,435
Michigan: 2.57%
Airport revenue: 0.09%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	971,480
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	734,361
				1,705,841
Education revenue: 0.34%
Flint MI International Academy Public School	5.38	10-1-2022	505,000	506,128
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,988,492
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,657,494
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	655,350
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,092,251
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	819,188
				6,718,903
GO revenue: 0.32%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,237,698
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00%	5-1-2025	$ 2,040,000	$ 2,260,842
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,774,326
				6,272,866
Health revenue: 0.25%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	416,139
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	831,902
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,565,887
				4,813,928
Miscellaneous revenue: 0.37%
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,187,522
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,180,849
				7,368,371
Water & sewer revenue: 1.20%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,974,293
Michigan Finance Authority Local Government Loan Program Series D (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,115,615
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,308,121
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,041,106
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,208,045
				23,647,180
				50,527,089
Mississippi: 0.89%
Health revenue: 0.19%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,246,997
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,245,068
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,242,925
				3,734,990
Water & sewer revenue: 0.70%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,257,892
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	9,150,000	9,405,669
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	595,688
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	493,570
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00%	1-1-2034	$ 750,000	$ 850,983
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,134,644
				13,738,446
				17,473,436
Missouri: 0.60%
Education revenue: 0.15%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,877,946
Health revenue: 0.13%
Missouri State HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	2,000,000	2,487,847
Miscellaneous revenue: 0.32%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,638,343
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,634,947
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,090,221
				6,363,511
				11,729,304
Nebraska: 0.25%
Health revenue: 0.07%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,426,323
Utilities revenue: 0.18%
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series 2012	5.00	9-1-2027	1,290,000	1,329,604
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,155,059
				3,484,663
				4,910,986
Nevada: 1.41%
GO revenue: 1.40%
Clark County NV Refunding Bond	5.00	6-1-2030	3,955,000	4,816,508
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,008,378
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,783,975
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	1,996,449
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,790,074
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,182,822
				27,578,206
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	213,866
				27,792,072
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.17%
Housing revenue: 0.17%
New Hampshire HFA	4.80%	7-1-2028	$ 375,000	$ 375,868
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,433,904	2,897,596
				3,273,464
New Jersey: 2.98%
Airport revenue: 0.25%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,465,232
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,536,011
				5,001,243
GO revenue: 0.27%
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,004,127
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,173,540
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,171,532
				5,349,199
Miscellaneous revenue: 1.09%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	450,581
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,958,130
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,340,111
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,336,009
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2538 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.13	6-15-2040	2,810,000	2,810,000
North Hudson NJ Sewerage Authority Gross Revenue Senior Lien Lease Certificates Series 2021 (AGM Insured)	5.00	6-1-2038	1,000,000	1,442,461
				21,337,292
Tax revenue: 0.85%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,768,336
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,096,292
New Jersey TTFA Transportation System Series AA	4.00	6-15-2038	1,000,000	1,165,495
New Jersey TTFA Transportation System Series AA	5.00	6-15-2036	2,000,000	2,546,201
New Jersey TTFA Transportation System Series AA	5.00	6-15-2038	3,250,000	4,108,211
				16,684,535
Transportation revenue: 0.52%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	2,000,000	1,693,677
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,297,051
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New Jersey TTFA Transportation System Series A	5.00%	12-15-2036	$ 2,000,000	$ 2,447,717
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	2,500,000	2,835,395
				10,273,840
				58,646,109
New Mexico: 1.01%
GO revenue: 0.14%
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2026	1,205,000	1,440,897
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2034	1,150,000	1,424,000
				2,864,897
Miscellaneous revenue: 0.59%
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2028	9,265,000	10,469,422
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,126,830
				11,596,252
Utilities revenue: 0.28%
Farmington NM PCR	1.80	4-1-2029	2,540,000	2,570,186
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	2,570,000	2,916,887
				5,487,073
				19,948,222
New York: 11.17%
Airport revenue: 0.26%
New York & New Jersey Port Authority	4.00	7-15-2036	1,000,000	1,200,733
New York & New Jersey Port Authority	4.00	7-15-2037	3,250,000	3,891,004
				5,091,737
Education revenue: 1.27%
Albany NY IDA Foundation State University Project Series A ø	0.21	7-1-2032	2,265,000	2,265,000
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	390,495
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	5,500,000	5,703,814
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	3,154,701
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	3,136,635
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	2,001,740
Hempstead NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,794,948
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	676,400
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00%	1-15-2024	$ 905,000	$ 989,151
Westchester County NY Local Development Pace University Series B ø	0.35	5-1-2044	1,910,000	1,910,000
				25,022,884
GO revenue: 0.73%
Hempstead NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,724,481
New York Fiscal Subordinate Bond Series 2017A-6 (JPMorgan Chase & Company SPA) ø	0.08	8-1-2044	480,000	480,000
New York NY Series B	5.00	12-1-2032	2,000,000	2,403,865
New York NY Series C	5.00	8-1-2031	5,000,000	5,663,077
				14,271,423
Health revenue: 0.06%
New York NY Subordinated Bond (TD Bank NA LOC) ø	0.08	2-15-2031	1,200,000	1,200,000
Industrial development revenue: 0.23%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC) ø	0.24	7-1-2027	705,000	705,000
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	1,035,105
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2029	1,160,000	1,465,704
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2030	1,000,000	1,287,564
				4,493,373
Miscellaneous revenue: 0.28%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,462,361
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	3,079,911
				5,542,272
Tax revenue: 4.11%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,271,679
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,695,427
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,568,945
New York Dormitory Authority Series D	4.00	2-15-2037	5,000,000	5,915,737
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,895,118
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,763,170
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2024	6,010,000	6,254,484
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,277,172
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,734,809
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,165,384
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,189,498
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2032	5,000,000	5,872,128
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York Urban Development Corporation Personal Income Tax Series C	4.00%	3-15-2037	$ 3,000,000	$ 3,591,670
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1109 (Deutsche Bank LIQ) 144Aø	0.16	3-15-2048	3,630,000	3,630,000
				80,825,221
Transportation revenue: 3.66%
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2030	4,010,000	4,159,328
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,128,909
New York Metropolitan Transportation Authority Refunding Bond Series B	5.00	11-15-2033	2,175,000	2,532,418
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2028	2,450,000	2,543,409
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2031	3,415,000	3,982,969
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	9-1-2022	4,000,000	4,124,320
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	11-15-2030	2,010,000	2,300,550
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	11,540,000	13,304,218
New York Metropolitan Transportation Authority Refunding Green Bonds and Climate Bond	5.00	11-15-2027	12,640,000	15,176,256
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Bank of Montreal LOC) ø	0.14	11-15-2041	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series B	5.00	11-15-2030	6,030,000	7,986,405
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series C	5.00	11-15-2034	4,165,000	5,237,137
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series C	5.00	11-15-2035	5,015,000	6,287,833
Triborough Bridge & Tunnel Authority New York Revenues Various Refunding Bond Subordinated Series B-2 (State Street Bank & Trust Company LOC) ø	0.12	1-1-2032	150,000	150,000
				71,913,752
Utilities revenue: 0.22%
Long Island Power Authority Electric System Revenue General Series B øø	1.50	9-1-2051	3,000,000	3,074,015
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,359,909
				4,433,924
Water & sewer revenue: 0.35%
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,489,691
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,577,736
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	438,823
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	341,317
				6,847,567
				219,642,153
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.19%
Miscellaneous revenue: 0.19%
North Carolina Grant Anticipation Vehicle Bond	5.00%	3-1-2029	$ 2,470,000	$ 2,794,866
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	91,420
Tender Option Bond Trust Receipts/Certificates Series 2021 XG0331 (Deutsche Bank LIQ) 144Aø	0.16	6-1-2048	912,500	912,500
				3,798,786
Ohio: 1.71%
Education revenue: 0.07%
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,364,825
GO revenue: 0.11%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,121,402
Health revenue: 0.20%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,388,960
Ohio State Hospital Series 2021B ø	0.15	1-15-2049	2,500,000	2,500,000
				3,888,960
Miscellaneous revenue: 0.57%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,444,282
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,378,275
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	583,230
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	698,360
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,448,103
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	625,000	625,974
				11,178,224
Tax revenue: 0.16%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,096,417
Tobacco revenue: 0.12%
Buckeye Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,449,337
Transportation revenue: 0.05%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,054,571
Utilities revenue: 0.37%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	763,712
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	832,311
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,170,719
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00%	8-1-2049	$ 3,000,000	$ 3,376,865
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A øø	3.25	9-1-2029	1,000,000	1,082,305
				7,225,912
Water & sewer revenue: 0.06%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,217,749
				33,597,397
Oklahoma: 2.53%
Education revenue: 0.05%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	904,006
Miscellaneous revenue: 2.19%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,513,049
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,389,196
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,600,767
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,197,132
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,196,191
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,533,382
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	847,985
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	487,473
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	303,624
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	815,368
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,943,978
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,277,550
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,462,693
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,471,284
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,151,931
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,431,094
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,075,892
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	576,140
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,330,616
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,502,479
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Muskogee OK Industrial Trust Educational Facilities	5.00%	9-1-2022	$ 1,000,000	$ 1,028,474
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	3,000,000	3,465,276
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	635,178
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	658,492
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	695,308
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	536,480
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	951,146
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	740,884
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	957,791
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,179,089
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,018,152
				42,974,094
Tax revenue: 0.23%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,739,321
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,323,338
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,465,432
				4,528,091
Utilities revenue: 0.05%
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,025,780
Water & sewer revenue: 0.01%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	250,000	256,775
				49,688,746
Oregon: 1.08%
Airport revenue: 0.14%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	672,988
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	515,630
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	683,209
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	901,991
				2,773,818
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.42%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00%	6-15-2031	$ 5,110,000	$ 6,390,496
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,818,420
				8,208,916
Health revenue: 0.52%
Oregon Facilities Authority Asante Project Series A	5.00	8-15-2037	1,400,000	1,789,940
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,787,269
Oregon Health Sciences University Series A	5.00	7-1-2035	2,470,000	3,302,355
Oregon Health Sciences University Series A	5.00	7-1-2037	2,600,000	3,459,814
				10,339,378
				21,322,112
Pennsylvania: 10.57%
Airport revenue: 0.05%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	383,554
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	546,449
				930,003
Education revenue: 0.82%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,674,920
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,231,286
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	1,028,266
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	759,624
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,150,711
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,598,972
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,344,798
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,584,653
Philadelphia PA IDA	5.88	6-15-2022	290,000	296,119
Philadelphia PA IDA	6.13	6-15-2023	380,000	398,106
Philadelphia PA IDA	7.00	5-1-2026	740,000	742,273
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,287,520
				16,097,248
GO revenue: 3.97%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,834,738
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,426,196
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,320,666
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,415,884
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,130,602
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,940,867
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,923,267
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,467,104
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,182,147
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,923,970
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  35

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA School District Series C	5.00%	9-1-2033	$ 6,180,000	$ 7,839,400
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,115,708
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,281,739
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	2,063,797
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,436,062
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,846,324
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,846,443
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,813,474
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,124,185
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	3,931,355
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,183,929
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,388,369
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,069,661
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	610,454
				78,116,341
Health revenue: 1.08%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2037	2,000,000	2,332,248
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,750,509
Allegheny County PA Hospital Development Authority Series B (NPFGC Insured)	6.00	7-1-2025	2,605,000	3,089,109
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	178,691
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	192,422
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,170,000	1,313,498
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	175,444
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,215,000	1,361,332
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	169,784
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,075,000	1,200,073
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,155,519
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,286,621
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	2,109,937
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,850,935
				21,166,122
Industrial development revenue: 0.14%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2033	700,000	886,528
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00%	5-1-2034	$ 750,000	$ 947,961
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2035	750,000	946,029
				2,780,518
Miscellaneous revenue: 1.79%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,178,736
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2023	1,900,000	2,047,379
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2024	1,660,000	1,854,112
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	534,778
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	588,935
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	458,844
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,442,473
Pennsylvania Public School Building Authority Series A (AGM Insured)	5.00	12-1-2028	480,000	580,120
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	698,931
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	707,096
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2025	340,000	384,840
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	605,000	684,469
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	645,000	727,860
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	404,911
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	735,380
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2028	3,020,000	3,631,451
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,509,167
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	920,000	1,111,896
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	3,505,000	4,173,639
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,334,663
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,146,594
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	894,380
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	889,006
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	554,527
				35,274,187
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  37

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.32%
Lancaster County PA Solid Waste Management Authority Series A	5.25%	12-15-2028	$ 5,665,000	$ 6,204,485
Tobacco revenue: 0.45%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,038,444
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,112,587
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0060 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.14	6-1-2034	2,650,000	2,650,000
				8,801,031
Transportation revenue: 1.49%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,216,557
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,274,071
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,494,094
Pennsylvania Turnpike Commission Series C	4.00	12-1-2038	1,400,000	1,698,324
Pennsylvania Turnpike Commission Series C	4.00	12-1-2039	1,100,000	1,329,254
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,036,330
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,670,779
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,610,040
Tender Option Bond Trust Receipts/Certificates Series 2021-XL1080 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.16	12-1-2051	5,000,000	5,000,000
				29,329,449
Water & sewer revenue: 0.46%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,439,944
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,881,950
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,897,882
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,156,504
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	880,144
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	883,117
				9,139,541
				207,838,925
South Carolina: 0.60%
Education revenue: 0.37%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	495,000	495,066
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	802,239
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,155,820
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
South Carolina Jobs EDA Furman University Project	5.00%	10-1-2031	$ 2,155,000	$ 2,454,368
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,284,644
				7,192,137
Health revenue: 0.01%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.21	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.22%
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,303,663
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,162,253
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,791,424
				4,257,340
				11,724,477
Tennessee: 0.81%
Education revenue: 0.03%
Franklin County TN HEFA	5.00	9-1-2030	560,000	576,738
Housing revenue: 0.10%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	802,875
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,122,982
				1,925,857
Utilities revenue: 0.68%
Tennessee Energy Acquisition Corporation Gas Project ##	4.00	11-1-2049	11,000,000	12,140,610
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	1,000,000	1,284,938
				13,425,548
				15,928,143
Texas: 6.09%
Airport revenue: 0.84%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	3,025,068
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2035	2,500,000	3,018,506
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,734,887
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	4,344,113
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,480,581
				16,603,155
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  39

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.27%
Houston TX Higher Education Finance Corporation Series A	4.00%	2-15-2022	$ 140,000	$ 140,610
University of Houston Series B	5.25	7-1-2026	4,225,000	5,087,948
				5,228,558
GO revenue: 2.29%
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,680,832
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,178,671
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,532,050
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,141,448
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,480,841
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,132,877
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,288,052
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,139,869
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	757,172
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	807,725
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,117,142
Eagle Pass TX Certificate of Participation (AGM Insured)	4.00	3-1-2037	695,000	840,811
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,182,815
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,337,494
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,475,868
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	840,298
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,535,583
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	4,993,553
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,211,014
Plano TX	5.00	9-1-2030	2,155,000	2,613,159
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,992,802
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,291,246
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,619,745
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	763,649
				44,954,716
Miscellaneous revenue: 0.36%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	675,607
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	488,190
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	608,786
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,670,838
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,155,506
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,441,059
				7,039,986
Tax revenue: 0.45%
Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2031	1,540,000	1,786,386
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25%	1-1-2027	$ 1,880,000	$ 1,966,467
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,499,924
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,568,990
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,045,993
				8,867,760
Transportation revenue: 0.86%
North Texas Thruway Authority Revenue Convertible CAB Special PJS System C	6.75	9-1-2045	5,000,000	7,530,032
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,867,002
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2035	3,000,000	3,753,025
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2036	3,015,000	3,764,263
				16,914,322
Utilities revenue: 0.68%
Austin TX Refunding Bond (NPFGC Insured)	5.25	5-15-2025	1,205,000	1,302,899
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,530,367
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,725,487
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,875,812
Lower Colorado TX River Authority Series A (AGM Insured) %%	4.00	5-15-2040	2,855,000	3,330,278
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,149,934
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	434,906
				13,349,683
Water & sewer revenue: 0.34%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	801,139
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,268,046
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,132,989
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,537,654
				6,739,828
				119,698,008
Utah: 0.31%
Education revenue: 0.11%
University of Utah (Citibank NA LIQ) 144Aø	0.13	2-1-2023	680,000	680,000
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	417,282
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	1,025,000	1,095,869
				2,193,151
Miscellaneous revenue: 0.20%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,199,445
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  41

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
West Valley UT Municipal Building Authority (AGM Insured)	5.00%	2-1-2032	$ 1,555,000	$ 1,846,314
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	764,565
				3,810,324
				6,003,475
Virginia: 0.10%
Tax revenue: 0.10%
Greater Richmond Virginia Convention Center	5.00	6-15-2025	1,000,000	1,154,051
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	386,000	188,287
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	108,933
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	607,352
				2,058,623
Washington: 5.15%
Education revenue: 0.06%
Washington EDFA	5.00	6-1-2028	1,000,000	1,103,787
GO revenue: 1.73%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,907,542
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,938,970
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,455,960
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,372,964
King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	775,000	929,842
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,786,157
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,683,506
				34,074,941
Health revenue: 0.78%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	1.15	1-1-2042	10,000,000	10,047,566
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,576,230
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,198,727
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,538,217
				15,360,740
Housing revenue: 0.83%
King County WA Housing Authority Refunding Bond	4.00	6-1-2026	560,000	632,745
King County WA Housing Authority Refunding Bond	4.00	12-1-2026	430,000	490,823
King County WA Housing Authority Refunding Bond	4.00	6-1-2027	590,000	678,265
King County WA Housing Authority Refunding Bond	4.00	12-1-2027	400,000	463,587
King County WA Housing Authority Refunding Bond	4.00	6-1-2028	360,000	420,596
King County WA Housing Authority Refunding Bond	4.00	12-1-2028	375,000	441,446
King County WA Housing Authority Refunding Bond	4.00	12-1-2029	960,000	1,144,703
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
King County WA Housing Authority Refunding Bond	4.00%	12-1-2030	$ 575,000	$ 682,103
King County WA Housing Authority Refunding Bond	4.00	12-1-2031	450,000	532,140
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,398,796
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,896,477
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	800,249
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,631,514
				16,213,444
Miscellaneous revenue: 0.96%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	2,002,935
Washington Lease FYI Properties Refunding Bond	5.00	6-1-2034	6,000,000	7,232,333
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,582,217
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,045,438
				18,862,923
Resource recovery revenue: 0.28%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,320,599
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	736,667
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,724,610
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,803,211
				5,585,087
Utilities revenue: 0.51%
Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	3,369,877
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,622,082
				9,991,959
				101,192,881
West Virginia: 0.72%
GO revenue: 0.25%
West Virginia Road Bond Series B	5.00	12-1-2036	4,000,000	4,972,245
Health revenue: 0.08%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	448,146
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,169,094
				1,617,240
Miscellaneous revenue: 0.39%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,681,235
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  43

Portfolio of investments—December 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
West Virginia School Building Authority Capital Improvement Bond Series A		5.00%	7-1-2027	$ 1,595,000	$ 1,839,388
West Virginia School Building Authority Capital Improvement Bond Series A		5.00	7-1-2029	1,755,000	2,016,666
					7,537,289
					14,126,774
Wisconsin: 0.74%
Education revenue: 0.26%
Wisconsin PFA KU Campus Development Corporation Central District Development Project		5.00	3-1-2032	4,315,000	5,028,216
Health revenue: 0.32%
Wisconsin HEFA Series A		4.00	11-15-2039	2,250,000	2,544,208
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A		4.00	10-1-2041	3,000,000	3,654,358
					6,198,566
Miscellaneous revenue: 0.06%
Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	500,395
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	754,885
					1,255,280
Tax revenue: 0.10%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2034	1,250,000	903,259
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2035	1,600,000	1,111,114
					2,014,373
					14,496,435
Total Municipal obligations (Cost $1,821,933,352)					1,957,296,691
Total investments in securities (Cost $1,821,933,352)	99.58%				1,957,296,691
Other assets and liabilities, net	0.42				8,203,172
Total net assets	100.00%				$1,965,499,863

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

44  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  45

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,821,933,352)	$ 1,957,296,691
Cash	891,968
Receivable for interest	20,629,257
Receivable for Fund shares sold	2,797,560
Receivable for investments sold	275,000
Prepaid expenses and other assets	45,206
Total assets	1,981,935,682
Liabilities
Payable for when-issued transactions	11,723,929
Payable for Fund shares redeemed	2,089,039
Dividends payable	1,738,086
Management fee payable	589,977
Administration fees payable	127,459
Distribution fee payable	6,645
Trustees’ fees and expenses payable	120
Accrued expenses and other liabilities	160,564
Total liabilities	16,435,819
Total net assets	$1,965,499,863
Net assets consist of
Paid-in capital	$ 1,842,217,009
Total distributable earnings	123,282,854
Total net assets	$1,965,499,863
Computation of net asset value and offering price per share
Net assets – Class A	$ 237,109,008
Shares outstanding – Class A1	20,079,213
Net asset value per share – Class A	$11.81
Maximum offering price per share – Class A2	$12.18
Net assets – Class C	$ 9,660,712
Shares outstanding – Class C1	818,076
Net asset value per share – Class C	$11.81
Net assets – Class R6	$ 730,105,808
Shares outstanding – Class R6[1]	61,761,192
Net asset value per share – Class R6	$11.82
Net assets – Administrator Class	$ 39,128,916
Shares outstanding – Administrator Class[1]	3,311,419
Net asset value per share – Administrator Class	$11.82
Net assets – Institutional Class	$ 949,495,419
Shares outstanding – Institutional Class[1]	80,288,592
Net asset value per share – Institutional Class	$11.83
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Intermediate Tax/AMT-Free Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 27,783,115
Expenses
Management fee	3,690,411
Administration fees
Class A	196,525
Class C	8,771
Class R6	112,104
Administrator Class	22,082
Institutional Class	380,586
Shareholder servicing fees
Class A	306,796
Class C	13,680
Administrator Class	54,991
Distribution fee
Class C	41,039
Custody and accounting fees	51,310
Professional fees	43,899
Registration fees	69,567
Shareholder report expenses	52,184
Trustees’ fees and expenses	9,821
Other fees and expenses	29,654
Total expenses	5,083,420
Less: Fee waivers and/or expense reimbursements
Fund-level	(292,755)
Class A	(67,862)
Class C	(2,811)
Administrator Class	(16,003)
Net expenses	4,703,989
Net investment income	23,079,126
Realized and unrealized gains (losses) on investments
Net realized gains on investments	3,174,655
Net change in unrealized gains (losses) on investments	(21,555,344)
Net realized and unrealized gains (losses) on investments	(18,380,689)
Net increase in net assets resulting from operations	$ 4,698,437
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  47

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 23,079,126		$ 53,787,094
Net realized gains on investments		3,174,655		28,079,093
Net change in unrealized gains (losses) on investments		(21,555,344)		11,018,704
Net increase in net assets resulting from operations		4,698,437		92,884,891
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,556,309)		(5,430,306)
Class C		(72,822)		(199,452)
Class R6		(8,891,829)		(21,437,694)
Administrator Class		(480,320)		(1,131,729)
Institutional Class		(11,077,127)		(25,557,772)
Total distributions to shareholders		(23,078,407)		(53,756,953)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	524,795	6,232,200	2,517,766	29,826,922
Class C	16,815	200,623	179,989	2,134,820
Class R6	7,859,636	93,541,226	16,904,544	200,647,417
Administrator Class	101,288	1,206,825	540,975	6,436,253
Institutional Class	10,240,513	121,790,496	15,114,595	179,682,905
		222,971,370		418,728,317
Reinvestment of distributions
Class A	202,589	2,402,400	436,176	5,175,278
Class C	6,029	71,511	16,407	194,593
Class R6	38,099	452,175	332,078	3,935,648
Administrator Class	38,440	456,171	91,539	1,086,703
Institutional Class	876,718	10,409,592	1,890,955	22,464,870
		13,791,849		32,857,092
Payment for shares redeemed
Class A	(1,297,020)	(15,409,827)	(3,609,130)	(42,841,998)
Class C	(210,680)	(2,503,060)	(818,394)	(9,682,479)
Class R6	(7,191,019)	(85,567,985)	(54,972,301)	(651,320,507)
Administrator Class	(815,047)	(9,683,812)	(1,798,153)	(21,293,473)
Institutional Class	(8,349,973)	(99,330,537)	(35,376,643)	(420,166,305)
		(212,495,221)		(1,145,304,762)
Net increase (decrease) in net assets resulting from capital share transactions		24,267,998		(693,719,353)
Total increase (decrease) in net assets		5,888,028		(654,591,415)
Net assets
Beginning of period		1,959,611,835		2,614,203,250
End of period		$1,965,499,863		$ 1,959,611,835
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.92	$11.72	$11.66	$11.31	$11.46	$11.89
Net investment income	0.13	0.26	0.26	0.28	0.27	0.27
Net realized and unrealized gains (losses) on investments	(0.11)	0.20	0.05	0.35	(0.15)	(0.42)
Total from investment operations	0.02	0.46	0.31	0.63	0.12	(0.15)
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.25)	(0.28)	(0.27)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.13)	(0.26)	(0.25)	(0.28)	(0.27)	(0.28)
Net asset value, end of period	$11.81	$11.92	$11.72	$11.66	$11.31	$11.46
Total return[1]	0.12%	3.92%	2.72%	5.67%	1.08%	(1.27)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.80%	0.80%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.08%	2.16%	2.18%	2.47%	2.38%	2.31%
Supplemental data
Portfolio turnover rate	3%	12%	24%	14%	14%	19%
Net assets, end of period (000s omitted)	$237,109	$246,130	$249,724	$263,113	$287,408	$359,649

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  49

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.92	$11.72	$11.66	$11.31	$11.46	$11.89
Net investment income	0.08	0.17	0.17	0.20	0.19	0.18
Net realized and unrealized gains (losses) on investments	(0.11)	0.20	0.06	0.35	(0.15)	(0.42)
Total from investment operations	(0.03)	0.37	0.23	0.55	0.04	(0.24)
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.17)	(0.20)	(0.19)	(0.18)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.08)	(0.17)	(0.17)	(0.20)	(0.19)	(0.19)
Net asset value, end of period	$11.81	$11.92	$11.72	$11.66	$11.31	$11.46
Total return[1]	(0.26)%	3.14%	1.95%	4.88%	0.32%	(2.01)%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.54%	1.55%	1.55%	1.54%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.33%	1.40%	1.43%	1.73%	1.63%	1.56%
Supplemental data
Portfolio turnover rate	3%	12%	24%	14%	14%	19%
Net assets, end of period (000s omitted)	$9,661	$11,990	$19,082	$26,737	$35,421	$44,462

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$11.93	$11.74	$11.67	$11.33
Net investment income	0.14	0.29	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.11)	0.19	0.07	0.34
Total from investment operations	0.03	0.48	0.36	0.63
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.29)	(0.29)
Net asset value, end of period	$11.82	$11.93	$11.74	$11.67
Total return[2]	0.27%	4.14%	3.110%	5.65%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.41%	0.41%
Net expenses	0.40%	0.40%	0.40%	0.40%
Net investment income	2.38%	2.44%	2.48%	2.75%
Supplemental data
Portfolio turnover rate	3%	12%	24%	14%
Net assets, end of period (000s omitted)	$730,106	$728,547	$1,159,305	$996,477

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  51

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.93	$11.73	$11.67	$11.32	$11.47	$11.90
Net investment income	0.13	0.27	0.27	0.29	0.28	0.28
Net realized and unrealized gains (losses) on investments	(0.11)	0.20	0.06	0.35	(0.15)	(0.42)
Total from investment operations	0.02	0.47	0.33	0.64	0.13	(0.14)
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.27)	(0.29)	(0.28)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.13)	(0.27)	(0.27)	(0.29)	(0.28)	(0.29)
Net asset value, end of period	$11.82	$11.93	$11.73	$11.67	$11.32	$11.47
Total return[1]	0.17%	4.02%	2.82%	5.77%	1.18%	(1.17)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%	0.73%	0.74%	0.73%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.17%	2.25%	2.28%	2.57%	2.48%	2.39%
Supplemental data
Portfolio turnover rate	3%	12%	24%	14%	14%	19%
Net assets, end of period (000s omitted)	$39,129	$47,552	$60,435	$177,742	$183,624	$309,793

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.94	$11.74	$11.68	$11.33	$11.47	$11.91
Net investment income	0.14	0.29	0.28	0.31	0.30	0.30
Net realized and unrealized gains (losses) on investments	(0.11)	0.20	0.06	0.35	(0.14)	(0.43)
Total from investment operations	0.03	0.49	0.34	0.66	0.16	(0.13)
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.28)	(0.31)	(0.30)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.14)	(0.29)	(0.28)	(0.31)	(0.30)	(0.31)
Net asset value, end of period	$11.83	$11.94	$11.74	$11.68	$11.33	$11.47
Total return[1]	0.25%	4.17%	2.97%	5.93%	1.42%	(1.10)%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.33%	2.40%	2.43%	2.72%	2.64%	2.58%
Supplemental data
Portfolio turnover rate	3%	12%	24%	14%	14%	19%
Net assets, end of period (000s omitted)	$949,495	$925,392	$1,125,657	$1,199,588	$1,932,382	$1,814,841

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Intermediate Tax/AMT-Free Fund  |  53

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

54  |  Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $1,821,932,674 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$136,734,815
Gross unrealized losses	(1,370,798)
Net unrealized gains	$135,364,017
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $12,860,123 in short-term capital losses and $1,525,033 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Intermediate Tax/AMT-Free Fund  |  55

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,957,296,691	$0	$1,957,296,691
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

56  |  Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.70%
Class C	1.45
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $1,414 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $78,970,000, $62,470,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $101,173,259 and $58,383,389, respectively.

Allspring Intermediate Tax/AMT-Free Fund  |  57

Notes to financial statements (unaudited)
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

58  |  Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	97,976,120
Shares voted “Against”	666,767
Shares voted “Abstain”	1,098,578
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	97,990,435
Shares voted “Against”	671,560
Shares voted “Abstain”	1,079,470
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Intermediate Tax/AMT-Free Fund  |  59

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

60  |  Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Intermediate Tax/AMT-Free Fund  |  61

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

62  |  Allspring Intermediate Tax/AMT-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00240 02-22
SA251/SAR251 12-21

Semi-Annual Report
December 31, 2021
Allspring
Minnesota Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Minnesota Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Minnesota Tax-Free Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Minnesota Tax-Free Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Minnesota Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Minnesota Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (NMTFX)	1-12-1988	-3.64	2.05	2.44	0.90	2.99	2.91	0.92	0.85
Class C (WMTCX)	4-8-2005	-0.86	2.22	2.14	0.14	2.22	2.14	1.67	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	1.06	3.25	3.16	0.86	0.60
Institutional Class (WMTIX)[3]	10-31-2016	–	–	–	1.23	3.33	3.22	0.59	0.52
Bloomberg Municipal Bond Index[4]	–	–	–	–	1.52	4.17	3.72	–	–
Bloomberg Minnesota Municipal Bond Index[5]	–	–	–	–	0.85	3.68	3.18	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.60% for Administrator Class, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index

6  |  Allspring Minnesota Tax-Free Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Minnesota Tax-Free Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Minnesota Tax-Free Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.10	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$ 997.31	$8.05	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,001.45	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.76	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring Minnesota Tax-Free Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.17%
Alabama: 0.59%
Utilities revenue: 0.59%
Alabama Black Belt Energy Gas District Alabama Gas Project #7 Series C1	4.00%	12-1-2025	$1,000,000	$ 1,114,825
Guam: 0.38%
Airport revenue: 0.38%
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	709,424
Minnesota: 95.56%
Airport revenue: 2.59%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	775,000	844,447
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2032	800,000	869,682
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,358,618
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016C	5.00	1-1-2046	1,000,000	1,184,704
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016D	5.00	1-1-2041	250,000	293,555
Minneapolis & St. Paul MN Metropolitan Refunding Bond Senior Series A	5.00	1-1-2031	250,000	299,115
				4,850,121
Education revenue: 24.45%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	799,151
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	632,365
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	531,135
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	1,028,074
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	552,758
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	134,266
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	107,307
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	106,922
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	444,060
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	518,800
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	393,910
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	679,041
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	637,361
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series A	4.00	7-1-2022	480,000	485,500
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minneapolis MN Charter School Northeast College Preparatory Project	5.00%	7-1-2055	$ 700,000	$ 759,948
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	125,000	129,324
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,397,066
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	1,145,072
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	412,076
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,106,737
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	459,660
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	656,037
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,385,969
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	596,663
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	933,925
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	791,794
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,069,501
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	870,028
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	862,334
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	4.00	11-1-2037	1,715,000	1,827,001
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	601,784
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	823,338
Minnesota State Colleges & Universities Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	606,357
Minnesota State HEFAR College of St. Benedict Series 8K	5.00	3-1-2022	125,000	125,865
Minnesota State HEFAR St. Johns University	4.00	10-1-2034	200,000	239,680
Minnesota State HEFAR St. Johns University	4.00	10-1-2035	170,000	203,428
Minnesota State HEFAR St. Johns University	4.00	10-1-2039	200,000	237,486
Minnesota State HEFAR St. Johns University	4.00	10-1-2040	200,000	236,916
Minnesota State HEFAR St. Olaf College	4.00	10-1-2046	1,250,000	1,477,155
Minnesota State HEFAR St. Olaf College	4.00	10-1-2050	1,500,000	1,766,126
Moorhead MN Educational Facilities Revenue Bonds The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,191,113
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	275,000	283,095
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,155,479
Rice County MN Educational Facilities Shattuck-St. Mary's School Project 144A	5.00	8-1-2022	930,000	955,525
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	706,876
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,142,886
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	400,000	463,895
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	995,116
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2013A	4.00	7-1-2023	80,000	82,232
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	838,975
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	152,704
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00%	12-1-2034	$1,645,000	$ 1,717,250
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Morgan Stanley Bank LIQ) 144Aø	0.30	11-1-2037	1,710,000	1,710,000
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	935,284
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,497,213
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2035	500,000	718,799
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	541,890
				45,860,252
GO revenue: 19.86%
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2043	225,000	253,761
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,075,000	857,348
Elk River MN Sales Tax Series A	3.00	12-1-2044	2,000,000	2,157,876
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	1,041,340
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	874,362
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	544,008
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,413,510
Hennepin County MN Series A	5.00	12-1-2029	2,160,000	2,821,237
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	179,654
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	214,114
Minnesota Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Transit Authority	4.00	3-1-2030	1,250,000	1,477,486
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,395,621
Minnesota Trunk Highway Series A	5.00	8-1-2032	1,585,000	2,037,236
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	297,521
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	3,942,574
North St. Paul and Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	3,216,241
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,763,630
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,506,863
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,643,718
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,051,164
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	459,373
St. Cloud MN Series A	4.00	2-1-2028	460,000	532,229
St. Cloud MN Series A	4.00	2-1-2029	475,000	546,949
St. Cloud MN Series A	4.00	2-1-2030	495,000	567,129
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00%	2-1-2027	$ 485,000	$ 509,275
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	231,011
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	497,389
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	595,698
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	622,700
				37,251,017
Health revenue: 15.91%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	832,943
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	553,985
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	329,918
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	769,782
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	3,026,254
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	740,984
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,013,591
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	703,008
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	594,470
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	593,400
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,285,661
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,212,189
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,296,503
Minneapolis MN Health Care System Revenue Allina Health System	4.00	11-15-2038	975,000	1,185,857
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,210,356
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	620,698
Rochester MN Healthcare Facilities Mayo Clinic ø	0.13	11-15-2047	700,000	700,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	750,000	804,096
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	773,418
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	799,237
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,349,604
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,347,743
St. Cloud MN Health Care Revenue Centracare Health System Series A	5.00	5-1-2028	300,000	353,140
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00%	11-15-2034	$ 565,000	$ 683,136
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,168,300
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	520,000	598,894
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,296,945
				29,844,112
Housing revenue: 6.12%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	910,408
Minnesota HFA Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,495,010
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	0.53	1-1-2045	985,000	986,372
Minnesota Housing Finance Agency Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	665,000	683,165
Minnesota Housing Finance Agency Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	520,000	533,663
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	4.00	8-1-2031	300,000	358,130
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,854,924
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	556,216
Minnesota Housing Finance Agency State Appropriation Housing	5.00	8-1-2028	200,000	251,730
Minnesota Housing Finance Agency State Appropriation Housing	5.00	8-1-2029	320,000	410,671
Minnesota Housing Finance Agency State Appropriation Housing	5.00	8-1-2030	465,000	609,452
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	0.11	11-1-2035	2,825,000	2,825,000
				11,474,741
Miscellaneous revenue: 15.18%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,085,361
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	289,845
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	288,038
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	343,506
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	750,946
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	458,019
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	853,850
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	820,542
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	309,222
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00%	2-1-2029	$ 300,000	$ 317,582
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	325,739
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,015,293
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,015,293
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,063,616
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	464,204
Minnesota Rural Water Finance Authority Public Projects Construction Notes	0.25	8-1-2022	2,750,000	2,750,080
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	215,580
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,494,800
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,139,392
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,681,825
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	552,869
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,101,697
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	237,882
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	138,762
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	235,458
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	561,580
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	392,426
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	283,470
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	293,625
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	297,886
St. Paul MN Independent School District Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,539,982
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,155,863
				28,474,233
Resource recovery revenue: 0.72%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,347,947
Tax revenue: 0.85%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,595,379
Transportation revenue: 0.90%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	560,110
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00%	8-1-2027	$ 545,000	$ 579,098
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	552,567
				1,691,775
Utilities revenue: 8.98%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2012	5.00	1-1-2042	1,500,000	1,500,000
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	4.00	1-1-2042	350,000	408,239
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2029	315,000	395,106
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2030	210,000	268,276
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2031	350,000	444,657
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	729,396
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	464,127
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2025	205,000	231,515
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	600,842
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	404,264
Northern Minnesota Municipal Power Agency Series 2017	5.00	1-1-2041	400,000	470,744
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	343,188
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	272,371
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	594,327
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	886,693
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	708,065
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2034	615,000	776,465
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	551,170
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2023	200,000	208,468
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2027	100,000	110,116
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2034	225,000	237,986
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2028	400,000	458,799
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2041	500,000	555,510
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2027	1,565,000	1,635,993
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2030	1,000,000	1,045,363
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,162,713
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	1,250,000	1,365,152
				16,829,545
				179,219,122
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.50%
Health revenue: 0.50%
Puerto Rico Industrial Tourist Educational Medical And Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		5.00%	7-1-2028	$ 760,000	$ 928,885
Virgin Islands: 0.14%
Tax revenue: 0.14%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	245,000	253,704
Total Municipal obligations (Cost $174,406,660)					182,225,960
Total investments in securities (Cost $174,406,660)	97.17%				182,225,960
Other assets and liabilities, net	2.83				5,316,333
Total net assets	100.00%				$187,542,293

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  17

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $174,406,660)	$ 182,225,960
Cash	4,920,564
Cash due from broker	15,000
Receivable for interest	2,294,458
Receivable for Fund shares sold	544,373
Receivable for investments sold	35,000
Prepaid expenses and other assets	49,112
Total assets	190,084,467
Liabilities
Payable for Fund shares redeemed	2,393,698
Dividends payable	53,966
Management fee payable	47,107
Administration fees payable	17,096
Distribution fee payable	1,337
Trustees’ fees and expenses payable	768
Accrued expenses and other liabilities	28,202
Total liabilities	2,542,174
Total net assets	$187,542,293
Net assets consist of
Paid-in capital	$ 178,971,373
Total distributable earnings	8,570,920
Total net assets	$187,542,293
Computation of net asset value and offering price per share
Net assets – Class A	$ 30,215,580
Shares outstanding – Class A1	2,765,224
Net asset value per share – Class A	$10.93
Maximum offering price per share – Class A2	$11.45
Net assets – Class C	$ 1,933,829
Shares outstanding – Class C1	176,948
Net asset value per share – Class C	$10.93
Net assets – Administrator Class	$ 63,730,276
Shares outstanding – Administrator Class[1]	5,833,460
Net asset value per share – Administrator Class	$10.92
Net assets – Institutional Class	$ 91,662,608
Shares outstanding – Institutional Class[1]	8,384,597
Net asset value per share – Institutional Class	$10.93
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Minnesota Tax-Free Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 2,336,855
Expenses
Management fee	383,757
Administration fees
Class A	24,970
Class C	1,641
Administrator Class	31,630
Institutional Class	38,142
Shareholder servicing fees
Class A	39,016
Class C	2,548
Administrator Class	78,697
Distribution fee
Class C	7,646
Custody and accounting fees	4,059
Professional fees	31,653
Registration fees	28,999
Shareholder report expenses	15,552
Trustees’ fees and expenses	9,821
Other fees and expenses	6,538
Total expenses	704,669
Less: Fee waivers and/or expense reimbursements
Fund-level	(73,719)
Class A	(1,318)
Administrator Class	(39,712)
Institutional Class	(3,415)
Net expenses	586,505
Net investment income	1,750,350
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(88,727)
Futures contracts	11,529
Net realized losses on investments	(77,198)
Net change in unrealized gains (losses) on investments	(1,255,091)
Net realized and unrealized gains (losses) on investments	(1,332,289)
Net increase in net assets resulting from operations	$ 418,061
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  19

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 1,750,350		$ 3,653,766
Net realized gains (losses) on investments		(77,198)		254,311
Net change in unrealized gains (losses) on investments		(1,255,091)		2,217,903
Net increase in net assets resulting from operations		418,061		6,125,980
Distributions to shareholders from
Net investment income and net realized gains
Class A		(286,563)		(548,293)
Class C		(11,132)		(27,913)
Administrator Class		(661,660)		(1,347,984)
Institutional Class		(1,035,040)		(1,731,460)
Total distributions to shareholders		(1,994,395)		(3,655,650)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	44,849	492,413	323,370	3,550,192
Class C	7,466	82,003	7,552	83,001
Administrator Class	581,076	6,377,865	1,282,905	14,097,375
Institutional Class	1,041,996	11,469,402	2,957,625	32,571,701
		18,421,683		50,302,269
Reinvestment of distributions
Class A	25,835	283,297	49,779	546,374
Class C	1,008	11,051	2,540	27,869
Administrator Class	59,342	650,431	121,253	1,330,716
Institutional Class	68,830	755,001	100,771	1,106,654
		1,699,780		3,011,613
Payment for shares redeemed
Class A	(172,008)	(1,897,397)	(205,563)	(2,256,143)
Class C	(18,438)	(202,327)	(193,345)	(2,116,163)
Administrator Class	(319,247)	(3,502,404)	(2,334,032)	(25,663,314)
Institutional Class	(1,052,495)	(11,560,961)	(1,208,730)	(13,262,498)
		(17,163,089)		(43,298,118)
Net increase in net assets resulting from capital share transactions		2,958,374		10,015,764
Total increase in net assets		1,382,040		12,486,094
Net assets
Beginning of period		186,160,253		173,674,159
End of period		$187,542,293		$186,160,253
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Minnesota Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.02	$10.86	$10.77	$10.51	$10.68	$11.07
Net investment income	0.09	0.20 [1]	0.23	0.27 [1]	0.28 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.16	0.09	0.26	(0.16)	(0.34)
Total from investment operations	0.01	0.36	0.32	0.53	0.12	(0.06)
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.23)	(0.27)	(0.28)	(0.28)
Net realized gains	(0.01)	0.00	0.00	0.00	(0.01)	(0.05)
Total distributions to shareholders	(0.10)	(0.20)	(0.23)	(0.27)	(0.29)	(0.33)
Net asset value, end of period	$10.93	$11.02	$10.86	$10.77	$10.51	$10.68
Total return[2]	0.11%	3.32%	2.99%	5.13%	1.10%	(0.53)%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.93%	0.94%	0.85%	0.91%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.84%	0.85%
Net investment income	1.59%	1.80%	2.12%	2.57%	2.64%	2.63%
Supplemental data
Portfolio turnover rate	4%	9%	16%	18%	15%	22%
Net assets, end of period (000s omitted)	$30,216	$31,586	$29,317	$27,399	$29,554	$34,720

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.02	$10.86	$10.77	$10.51	$10.68	$11.07
Net investment income	0.05	0.12 [1]	0.15 [1]	0.19	0.20	0.20
Net realized and unrealized gains (losses) on investments	(0.08)	0.16	0.09	0.26	(0.16)	(0.34)
Total from investment operations	(0.03)	0.28	0.24	0.45	0.04	(0.14)
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.15)	(0.19)	(0.20)	(0.20)
Net realized gains	(0.01)	0.00	0.00	0.00	(0.01)	(0.05)
Total distributions to shareholders	(0.06)	(0.12)	(0.15)	(0.19)	(0.21)	(0.25)
Net asset value, end of period	$10.93	$11.02	$10.86	$10.77	$10.51	$10.68
Total return[2]	(0.27)%	2.54%	2.22%	4.35%	0.34%	(1.27)%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.66%	1.68%	1.69%	1.59%	1.65%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.59%	1.60%
Net investment income	0.84%	1.06%	1.37%	1.83%	1.89%	1.88%
Supplemental data
Portfolio turnover rate	4%	9%	16%	18%	15%	22%
Net assets, end of period (000s omitted)	$1,934	$2,060	$4,020	$5,254	$7,387	$9,525

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Minnesota Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.02	$10.86	$10.76	$10.51	$10.68	$11.07
Net investment income	0.10	0.23 [1]	0.26 [1]	0.30 [1]	0.31 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	0.16	0.10	0.25	(0.16)	(0.34)
Total from investment operations	0.01	0.39	0.36	0.55	0.15	(0.03)
Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.26)	(0.30)	(0.31)	(0.31)
Net realized gains	(0.01)	0.00	0.00	0.00	(0.01)	(0.05)
Total distributions to shareholders	(0.11)	(0.23)	(0.26)	(0.30)	(0.32)	(0.36)
Net asset value, end of period	$10.92	$11.02	$10.86	$10.76	$10.51	$10.68
Total return[2]	0.14%	3.58%	3.34%	5.29%	1.34%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.87%	0.88%	0.78%	0.84%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.84%	2.06%	2.38%	2.81%	2.89%	2.87%
Supplemental data
Portfolio turnover rate	4%	9%	16%	18%	15%	22%
Net assets, end of period (000s omitted)	$63,730	$60,727	$69,954	$95,072	$85,259	$104,906

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Minnesota Tax-Free Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.02	$10.87	$10.77	$10.52	$10.69	$10.88
Net investment income	0.11	0.23	0.26	0.30	0.32	0.21
Net realized and unrealized gains (losses) on investments	(0.08)	0.15	0.10	0.25	(0.16)	(0.14)
Total from investment operations	0.03	0.38	0.36	0.55	0.16	0.07
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.26)	(0.30)	(0.32)	(0.21)
Net realized gains	(0.01)	0.00	0.00	0.00	(0.01)	(0.05)
Total distributions to shareholders	(0.12)	(0.23)	(0.26)	(0.30)	(0.33)	(0.26)
Net asset value, end of period	$10.93	$11.02	$10.87	$10.77	$10.52	$10.69
Total return[2]	0.28%	3.56%	3.42%	5.37%	1.43%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.59%	0.60%	0.61%	0.52%	0.52%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.51%
Net investment income	1.92%	2.13%	2.43%	2.89%	2.98%	2.91%
Supplemental data
Portfolio turnover rate	4%	9%	16%	18%	15%	22%
Net assets, end of period (000s omitted)	$91,663	$91,787	$70,383	$35,630	$29,639	$22,785

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Allspring Minnesota Tax-Free Fund  |  25

Notes to financial statements (unaudited)
requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $174,406,658 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,075,130
Gross unrealized losses	(255,828)
Net unrealized gains	$7,819,302
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$182,225,960	$0	$182,225,960
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08

Allspring Minnesota Tax-Free Fund  |  27

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.85%
Class C	1.60
Administrator Class	0.60
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor received $379 in contingent deferred sales charges from Class C shares for the six months ended December 31, 2021. No front-end sales charges or contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $9,793,663 and $6,531,528, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2021, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $185,636 in short futures contracts during the six months ended December 31, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

28  |  Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of Minnesota.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Minnesota Tax-Free Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	8,304,484
Shares voted “Against”	334,702
Shares voted “Abstain”	237,265
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	8,196,702
Shares voted “Against”	338,121
Shares voted “Abstain”	341,628
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Minnesota Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Minnesota Tax-Free Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

32  |  Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Minnesota Tax-Free Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00241 02-22
SA252/SAR252 12-21

Semi-Annual Report
December 31, 2021
Allspring Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Municipal Bond Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Municipal Bond Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WMFAX)	4-8-2005	-2.71	3.18	3.80	1.88	4.12	4.28	0.77	0.75
Class C (WMFCX)	4-8-2005	0.12	3.34	3.50	1.12	3.34	3.50	1.52	1.50
Class R6 (WMBRX)[3]	7-31-2018	–	–	–	2.25	4.47	4.60	0.39	0.39
Administrator Class (WMFDX)	4-8-2005	–	–	–	1.94	4.26	4.42	0.71	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	2.20	4.43	4.58	0.44	0.44
Bloomberg Municipal Bond Index[4]	–	–	–	–	1.52	4.17	3.72	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Municipal Bond Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.10	$3.79	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,000.29	$7.56	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class R6
Actual	$1,000.00	$1,005.92	$1.97	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99	0.39%
Administrator Class
Actual	$1,000.00	$1,003.92	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,005.67	$2.22	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.48%
California: 0.30%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (170 shares) 0.30% 144Aø	$17,000,000	$ 17,000,000
Other: 0.18%
Nuveen Dividend Advantage Municipal Income Fund (100 shares) 0.25% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $27,000,000)		27,000,000

	Interest rate	Maturity date
Municipal obligations: 98.04%
Alabama: 2.13%
Airport revenue: 0.10%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	596,859
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	595,565
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	475,633
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	873,760
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	955,892
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	650,420
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	775,343
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	838,500
				5,761,972
GO revenue: 0.06%
Birmingham AL CAB Series A1 ¤	0.00	3-1-2045	3,160,000	3,678,556
Health revenue: 0.30%
East Alabama Health Care Authority Series B ø	0.16	9-1-2039	14,000,000	14,000,000
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,273,843
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,272,124
				16,545,967
Tax revenue: 0.72%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	28,857,031
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	11,142,082
				39,999,113
Utilities revenue: 0.84%
Lower Alabama Gas Supply District Project #2 øø	4.00	12-1-2050	7,660,000	8,494,583
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	28,850,000	30,930,777
Southeast Energy Authority Alabama Project #1 Series A øø	4.00	11-1-2051	6,465,000	7,493,273
				46,918,633
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	654,998
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00%	10-1-2026	$ 3,000,000	$ 2,597,882
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,925,939
				6,178,819
				119,083,060
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,390,752
Arizona: 1.88%
Education revenue: 0.48%
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2027	1,000,000	1,228,476
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,291,447
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2051	2,100,000	2,347,845
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	1,500,000	1,663,704
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	3,000,000	3,184,881
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,190,993
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,647,737
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,273,749
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,019,542
Pima County AZ IDA American Leadership Project 144A%%	4.00	6-15-2029	2,905,000	3,070,944
Pima County AZ IDA American Leadership Project 144A%%	4.00	6-15-2041	3,195,000	3,314,838
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,524,908
				26,759,064
GO revenue: 0.08%
Maricopa County AZ Special Health Care District Series D	4.00	7-1-2035	3,500,000	4,241,032
Health revenue: 0.30%
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	4.00	1-1-2043	5,565,000	5,565,000
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,460,608
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.13	2-1-2025	6,000,000	6,000,000
				17,025,608
Industrial development revenue: 0.16%
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	0.20	12-1-2035	9,000,000	8,999,987
Miscellaneous revenue: 0.80%
Arizona Board of Regents Certificates Refunding Bonds University Arizona Series C	5.00	6-1-2028	3,250,000	3,314,417
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,103,214
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,386,065
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Phoenix AZ Civic Improvement Corporation Series A	5.00%	7-1-2034	$13,875,000	$ 15,922,983
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,759,355
				44,486,034
Utilities revenue: 0.02%
Marcopia County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	1,000,000	1,002,906
Water & sewer revenue: 0.04%
Mesa AZ Utility System Revenue	4.00	7-1-2042	1,000,000	1,191,695
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	1,189,594
				2,381,289
				104,895,920
Arkansas: 0.15%
Miscellaneous revenue: 0.15%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,357,842
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	1,157,698
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	576,919
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2045	4,500,000	5,138,514
				8,230,973
California: 5.69%
Airport revenue: 1.15%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,054,534
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,799,836
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	18,358,019
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,945,163
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	2,372,490
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,791,765
San Jose CA Refunding Bond AMT Series A (BAM Insured)	4.00	3-1-2034	1,800,000	2,148,670
				64,470,477
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,465,843
University of California Series K	4.00	5-15-2046	5,075,000	5,654,677
				8,120,520
GO revenue: 0.99%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,869,849
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	6,447,756
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00%	8-1-2032	$ 3,795,000	$ 3,190,096
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	4,012,160
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	5,246,512
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	853,193
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	833,583
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	814,322
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	2,059,440
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,597,201
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,747,990
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,702,706
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,379,792
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	998,197
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	13,011,330
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,374,370
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,740,085
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,725,498
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	823,163
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,605,690
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,978,987
				55,011,920
Health revenue: 1.02%
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.29	7-1-2040	21,550,000	21,550,000
California HFFA Stanford Health Care Series A	4.00	8-15-2050	13,450,000	15,745,576
California PFA Enso Village Project Series B-3 144A	2.13	11-15-2027	4,000,000	4,033,595
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00	5-15-2037	10,025,000	11,221,458
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,546,464
				57,097,093
Housing revenue: 0.11%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	1,068,397
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,149,292	3,627,372
California Statewide CDA Community Improvement Authority Bond Mezzanine Pasadena Portfolio 144A	4.00	12-1-2056	1,500,000	1,395,959
				6,091,728
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.58%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$ 8,500,000	$ 9,415,978
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,426,396
Mesa CA Water District Certificate of Participation	4.00	3-15-2039	500,000	598,845
Mesa CA Water District Certificate of Participation	4.00	3-15-2040	500,000	597,909
Mesa CA Water District Certificate of Participation	4.00	3-15-2045	1,200,000	1,420,140
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,970,890
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	4,098,125
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	4,068,376
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,866,625
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,669,242
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,499,781
				32,632,307
Resource recovery revenue: 0.27%
California PCFA Series A 144Aøø	0.20	8-1-2023	15,205,000	15,204,979
Tax revenue: 0.29%
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,066,890
Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ) 144Aø	0.15	7-11-2040	15,000,000	15,000,000
				16,066,890
Tobacco revenue: 0.04%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	592,704
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	354,852
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,392,433
				2,339,989
Transportation revenue: 0.62%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.35	4-1-2036	23,545,000	24,574,178
Foothill-Eastern Corridor Transportation Agency Refunding Bond Senior Lien Series A	4.00	1-15-2046	8,500,000	9,906,606
				34,480,784
Utilities revenue: 0.47%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021A øø	4.00	10-1-2052	5,000,000	5,771,789
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,070,000	18,737,067
Vernon CA Electric System Revenue Series A %%	5.00	8-1-2039	450,000	565,175
Vernon CA Electric System Revenue Series A %%	5.00	8-1-2040	375,000	470,122
Vernon CA Electric System Revenue Series A %%	5.00	8-1-2041	420,000	525,675
				26,069,828
				317,586,515
Colorado: 4.67%
Airport revenue: 0.83%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	17,489,922
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Denver CO City & County Airport System Revenue Series 2012A	5.00%	12-1-2037	$ 3,130,000	$ 3,845,082
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,082,478
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	12,780,000	16,578,449
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2035	5,000,000	6,153,473
				46,149,404
Education revenue: 0.73%
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	390,000	444,042
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	631,906
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bonds Series 2013C	5.25	3-1-2033	725,000	767,320
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,206,552
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,003,372
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	335,000	353,151
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,110,000	3,571,564
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,747,523
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	836,372
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,075,000	1,158,429
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,171,769
Colorado ECFA Charter School New Summit Charter School 144A	4.00	7-1-2051	715,000	762,106
Colorado ECFA Charter School Refunding & Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	310,000	320,707
Colorado ECFA Charter School Refunding & Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	679,867
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,596,353
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	6,661,046
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,270,666
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,294,264
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,825,778
Colorado ECFA School Refunding & Improvement Bonds	5.00	3-15-2035	2,000,000	2,516,331
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	842,422
				40,661,540
GO revenue: 0.20%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,046,297
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Aurora CO Park 70 Metropolitan District	5.00%	12-1-2046	$ 1,000,000	$ 1,132,621
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,339,494
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	559,000	576,458
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,279,101
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,126,428
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	754,646
Wiggins CO School District #50 (BAM Insured)	4.00	12-1-2046	2,335,000	2,804,199
				11,059,244
Health revenue: 0.26%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	613,821
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	4,000,000	4,911,962
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,153,960
Colorado Health Facilities Authority Refunding & Improvement Bonds Christian Living Project	4.00	1-1-2042	1,000,000	1,092,917
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	4,103,380
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	582,038
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,098,457
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	615,000	606,780
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	600,543
				14,763,858
Miscellaneous revenue: 0.88%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,109,824
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,574,252
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	760,687
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	5,000,000	6,115,483
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,000,000	3,661,244
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,250,000	3,899,340
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2040	5,550,000	6,760,799
Colorado Certificate of Participation Series A	4.00	12-15-2036	5,000,000	6,142,841
Colorado E-470 Public Highway Authority CAB Series A (NPFGC Insured) ¤	0.00	9-1-2034	4,000,000	3,160,185
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,106,298
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,156,900
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,368,734
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,081,085
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Westminster CO Certificate of Participation Series 2015A	5.00%	12-1-2035	$ 2,000,000	$ 2,311,953
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,261,802
				49,471,427
Tax revenue: 1.26%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	563,808
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	1,040,458
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	1-15-2031	500,000	646,719
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	645,660
Colorado Regional Transportation District Fastracks Project Series 2013A	5.00	11-1-2031	1,000,000	1,039,809
Colorado Regional Transportation District Fastracks Project Series A	5.00	11-1-2041	50,945,000	59,842,967
Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,375,991
Denver CO City & County Refunding & Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,479,853
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,535,963
				70,171,228
Transportation revenue: 0.27%
Colorado E-470 Public Highway Authority CAB Series B (NPFGC Insured) ¤	0.00	9-1-2022	4,600,000	4,591,925
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	2,000,000	2,222,344
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2034	1,300,000	1,677,836
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2035	1,250,000	1,610,890
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2036	1,400,000	1,800,923
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,532,899
				15,436,817
Utilities revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,236,753
Water & sewer revenue: 0.18%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,998,842
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	966,548
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	481,414
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	480,552
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	539,543
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Central Weld County CO Water District (AGM Insured)	4.00%	12-1-2040	$ 500,000	$ 598,486
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	867,049
				9,932,434
				260,882,705
Connecticut: 1.60%
Education revenue: 0.35%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,935,310
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,220,781
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,282,894
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	2,048,829
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,406,374
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	91,389
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	667,830
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	733,008
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	543,990
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,400,000	1,451,714
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	721,549
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	638,479
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	535,000	654,525
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,912,987
University of Connecticut Series A	5.00	2-15-2040	2,500,000	3,162,410
				19,472,069
GO revenue: 0.26%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	2,045,448
Connecticut Series B	5.00	6-1-2041	1,250,000	1,631,706
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,336,960
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,289,344
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,552,462
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,055,263
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,730,984
				14,642,167
Health revenue: 0.15%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	1,107,671
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2031	3,000,000	3,830,843
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2032	2,705,000	3,503,271
				8,441,785
Miscellaneous revenue: 0.09%
Connecticut GO 2012 Series E	5.00	9-15-2032	4,860,000	5,012,964
Tax revenue: 0.75%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	4.00	11-1-2039	2,000,000	2,423,659
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	4.00	5-1-2040	5,000,000	6,003,573
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	4.00%	11-1-2040	$ 3,500,000	$ 4,237,188
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2040	1,700,000	2,169,061
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,304,073
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,250,419
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,375,876
				41,763,849
				89,332,834
Delaware: 0.55%
Education revenue: 0.20%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,399,577
Kent County DE Charter School Incorporated Project	4.00	5-1-2024	195,000	194,807
Kent County DE Charter School Incorporated Project Series A	4.00	5-1-2041	2,750,000	2,982,290
				11,576,674
Miscellaneous revenue: 0.08%
Delaware EDA YMCA of Delaware Project (PNC Bank NA LOC) ø	0.10	5-1-2036	4,365,000	4,365,000
Transportation revenue: 0.27%
Delaware River & Bay Authority Project	4.00	1-1-2039	650,000	789,849
Delaware River & Bay Authority Project	4.00	1-1-2040	485,000	588,258
Delaware River & Bay Authority Project	4.00	1-1-2041	320,000	387,156
Delaware River & Bay Authority Project	4.00	1-1-2042	550,000	663,607
Delaware River & Bay Authority Project	4.00	1-1-2046	1,000,000	1,196,432
Delaware River & Bay Authority Project %%	5.00	1-1-2031	1,000,000	1,254,446
Delaware River & Bay Authority Project %%	5.00	1-1-2032	1,100,000	1,403,387
Delaware River & Bay Authority Project %%	5.00	1-1-2033	1,100,000	1,399,437
Delaware River & Bay Authority Project %%	5.00	1-1-2038	410,000	513,322
Delaware River & Bay Authority Project %%	5.00	1-1-2039	450,000	562,280
Delaware River & Bay Authority Project %%	5.00	1-1-2040	465,000	579,606
Delaware River & Bay Authority Project %%	5.00	1-1-2041	500,000	621,818
Delaware River & Bay Authority Project %%	5.00	1-1-2042	520,000	645,091
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,463,414
				15,068,103
				31,009,777
District of Columbia: 1.47%
Airport revenue: 0.11%
Metropolitan Washington DC Airports Authority Revenue Refunding Bond AMT Series A	4.00	10-1-2040	3,250,000	3,874,412
Metropolitan Washington DC Airports Authority Revenue Refunding Bond AMT Series A	4.00	10-1-2041	2,000,000	2,378,418
				6,252,830
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.11%
District of Columbia Series A	5.00%	6-1-2037	$ 5,000,000	$ 6,072,262
Miscellaneous revenue: 0.48%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,893,664
District of Columbia Series A	5.00	10-15-2044	10,000,000	12,569,700
District of Columbia Series D	4.00	2-1-2046	8,750,000	10,460,995
				26,924,359
Tax revenue: 0.46%
District of Columbia Income Tax Secured Revenue Bond Series A	4.00	3-1-2045	15,980,000	18,885,132
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2036	670,000	801,533
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,000,000	1,193,658
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,115,000	1,330,928
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2038	1,000,000	1,191,555
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	640,000	760,528
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	1,000,000	1,188,325
				25,351,659
Transportation revenue: 0.31%
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	9,132,477
Washington DC Metropolitan Area Transit Authroity Series A	4.00	7-15-2045	1,000,000	1,182,558
Washington DC Metropolitan Area Transit Authroity Series A	4.00	7-15-2046	6,000,000	7,128,790
				17,443,825
				82,044,935
Florida: 6.42%
Airport revenue: 2.69%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2034	1,750,000	2,198,568
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,253,344
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	8,254,022
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,537,708
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,488,775
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,114,883
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	12,126,821
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,994,152
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,911,855
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,817,618
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Miami-Dade County Aviation Refunding Bonds AMT	5.00%	10-1-2030	$11,000,000	$ 12,247,804
Miami-Dade County FL Aviation Refunding Bond AMT	5.00	10-1-2032	14,000,000	15,571,940
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2039	1,675,000	1,984,461
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2040	1,750,000	2,069,899
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2041	1,500,000	1,768,908
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2033	5,000,000	5,559,964
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	18,750,000	22,756,864
Miami-Dade County FL Seaport Revenue Bond AMT Series B	6.00	10-1-2033	500,000	548,512
				150,206,098
Education revenue: 0.67%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,935,137
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	14,822,675
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,300,717
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	545,437
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,226,726
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,637,509
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	7,971,696
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,878,089
				37,317,986
GO revenue: 0.58%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,214,176
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,145,586
				32,359,762
Health revenue: 0.56%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,320,372
Hillsborough County FL IDA BayCare Health System Series C (TD Bank NA LOC) ø	0.10	11-1-2038	1,500,000	1,500,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,500,332
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	4,001,188
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	6,230,466
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	1,159,992
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2041	750,000	821,975
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	750,000	817,618
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,201,939
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00%	7-1-2045	$ 2,500,000	$ 2,877,609
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	882,770
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	0.16	8-15-2047	4,000,000	4,000,000
				31,314,261
Housing revenue: 0.06%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	770,000	918,098
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,510,000	2,517,039
				3,435,137
Industrial development revenue: 0.10%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,118,546
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	3,500,000	3,662,348
				5,780,894
Miscellaneous revenue: 0.41%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,014,970
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,207,532
Indigo FL Community Development District Series C †	7.00	5-1-2030	2,536,248	1,775,374
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	916,000	917,904
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,625,000	1,652,021
Marshall Creek Florida Community Development District	6.32	5-1-2045	115,000	118,048
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,710,388
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,878,851
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	1,971,861
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,318,929
				22,565,878
Resource recovery revenue: 0.07%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144Aøø	5.00	8-1-2029	4,000,000	4,067,971
Tax revenue: 0.36%
Broward County FL Tourist Development Revenue Convention Center Expansion Revenue Project	4.00	9-1-2047	10,000,000	11,736,536
Florida Board of Education Public Education Refunding Bond Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,125,922
				19,862,458
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.18%
Florida Department of Transportation Series A (AGM Insured)	4.00%	7-1-2038	$ 4,185,000	$ 4,911,195
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	5,270,052
				10,181,247
Utilities revenue: 0.03%
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	1,250,000	1,913,758
Water & sewer revenue: 0.71%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,199,113
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,520,828
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,139,855
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,729,871
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,988,960
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	10,000,000	13,060,554
Viera East Florida Community Development District Water Management Project (NPFGC Insured)	5.75	5-1-2022	2,265,000	2,299,141
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	10,423,193
				39,361,515
				358,366,965
Georgia: 3.06%
Education revenue: 0.13%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,646,643
				7,082,161
Energy revenue: 0.08%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	4,387,315
Health revenue: 0.62%
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00	7-1-2044	6,000,000	6,994,216
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00	7-1-2049	19,000,000	21,952,490
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,681,494
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,930,982
				34,559,182
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.11%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series A	4.00%	1-1-2054	$ 2,500,000	$ 2,834,860
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	3,000,000	3,490,465
				6,325,325
Tax revenue: 0.16%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	8,912,438
Transportation revenue: 0.14%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	2,000,649
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	5,802,863
				7,803,512
Utilities revenue: 1.82%
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project øø	2.75	12-1-2032	20,000,000	20,549,306
Burke County Development Authority Oglethorpe Power Corporation Vogtle Project Series F øø	3.00	11-1-2045	5,000,000	5,134,784
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project øø	2.93	11-1-2053	14,750,000	15,507,946
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2 øø	2.93	11-1-2048	10,000,000	10,513,117
Burke County GA Development Authority Georgia Power Company Vogtle Project Series 5	2.20	10-1-2032	1,500,000	1,504,604
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	1,172,274
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	1,168,981
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	453,663
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	15,000,000	15,930,741
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A øø	4.00	7-1-2052	14,000,000	16,180,034
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,628,152
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.82	4-1-2048	5,100,000	5,125,425
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,342,213
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,341,953
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,264,982
				101,818,175
				170,888,108
Guam: 0.14%
Airport revenue: 0.01%
Guam Port Authority Private Activity AMT Series 2018B	5.00	7-1-2030	500,000	591,757
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75%	9-1-2031	$ 60,000	$ 62,009
Tax revenue: 0.07%
Guam Government Business Privilege Tax Series A	4.00	1-1-2042	2,750,000	3,099,463
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,000,000
				4,099,463
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,066,581
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,956,727
				3,023,308
				7,776,537
Hawaii: 0.42%
Airport revenue: 0.42%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,446,198
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,499,322
Hawaii AMT Series A	4.00	7-1-2034	875,000	1,047,592
Hawaii AMT Series A	4.00	7-1-2035	625,000	747,043
Hawaii AMT Series A	4.00	7-1-2036	300,000	357,852
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,771,870
Hawaii AMT Series C	4.00	7-1-2040	425,000	506,922
				23,376,799
Idaho: 0.14%
Education revenue: 0.14%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	450,000	471,912
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	600,000	625,051
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,422,498
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	338,239
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,479,676
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,360,000	1,503,722
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,963,682
				7,804,780
Illinois: 12.39%
Airport revenue: 0.53%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,077,881
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,193,028
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,748,140
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75%	1-1-2043	$ 4,500,000	$ 4,716,293
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,509,284
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,183,202
				29,427,828
Education revenue: 0.43%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	1,250,000	1,390,558
Illinois Finance Authority Bradley University Project Series A	4.00	8-1-2043	750,000	859,492
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,557,110
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	2,205,485
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	2,016,191
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	2,260,819
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2035	500,000	590,735
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2037	1,000,000	1,177,626
Southern Illinois State University Series 04 (BAM Insured)	5.00	4-1-2032	500,000	640,068
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2026	2,355,000	2,249,511
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2027	2,435,000	2,281,255
				24,228,850
GO revenue: 2.84%
Chicago IL Board of Education CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2025	9,935,000	9,614,552
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	2,930,000	2,881,090
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2026	4,245,000	3,989,905
Chicago IL Board of Education Series A	5.00	12-1-2034	3,000,000	3,759,503
Chicago IL Board of Education Series A	5.00	12-1-2037	4,040,000	5,038,568
Chicago IL Board of Education Series A	5.00	12-1-2039	1,600,000	1,988,037
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2030	5,995,000	5,162,947
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	7,029,072
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,661,959
Chicago IL Series A	5.00	1-1-2032	8,500,000	10,621,498
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,653,917
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,409,588
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,628,528
Cook County IL Series C	5.00	11-15-2027	325,000	337,939
Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,791,015
Illinois Series 2006	5.50	1-1-2030	2,900,000	3,764,244
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	3,000,000	3,301,248
Illinois Series 2016	5.00	11-1-2027	1,175,000	1,388,534
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,176,154
Illinois Series B	5.00	10-1-2028	2,750,000	3,386,847
Illinois Series B	5.50	5-1-2024	2,500,000	2,782,700
Illinois Series C	4.00	10-1-2038	4,820,000	5,585,318
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	904,202
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00%	1-1-2033	$ 2,000,000	$ 2,174,622
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	16,630,619
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,009,212
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	835,599
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,865,582
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	11,410,945
Lake County IL School District #24 Millburn CAB (NPFGC Insured) ¤	0.00	1-1-2024	2,000,000	1,966,334
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,257,161
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,504,202
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM / FGIC Insured) ¤	0.00	1-1-2023	705,000	700,329
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	2,176,834
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,491,904
Sangamon Logan & Menard Counties IL Community Unit School District #15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,720,725
Tazewell County IL School District #51 (NPFGC Insured)	9.00	12-1-2023	350,000	404,357
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2032	400,000	325,833
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	2,244,540
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	519,711
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	70,000	69,395
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	430,000	425,511
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	1,000,000	984,929
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,653,506
				158,229,215
Health revenue: 0.50%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2040	4,300,000	5,141,363
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2041	4,200,000	5,001,470
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	2,450,000	2,880,609
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,655,486
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	2,000,000	2,259,775
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	5,461,942
Illinois Finance Authority Northwestern Memorial Project	4.00	7-15-2039	2,250,000	2,722,277
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00%	6-1-2047	$ 40,000	$ 40,625
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	1,924,607
Illinois Finance Authority Unrefunded Balance 2020	4.00	6-1-2047	1,065,000	1,081,639
				28,169,793
Housing revenue: 0.09%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2037	1,650,000	1,956,914
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144Aø	0.15	4-1-2041	3,135,000	3,135,000
				5,091,914
Miscellaneous revenue: 0.62%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	4,306,000	4,413,021
Illinois Refunding Bond	5.00	8-1-2024	2,000,000	2,053,408
Illinois Refunding Bond	5.00	8-1-2025	6,165,000	6,327,802
Illinois Series 2013	5.25	7-1-2030	2,500,000	2,677,422
Illinois Series 2013	5.50	7-1-2025	6,000,000	6,455,572
Illinois Series 2013	5.50	7-1-2026	4,450,000	4,787,882
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,288,760
Illinois Series C	5.00	11-1-2029	2,965,000	3,561,867
				34,565,734
Tax revenue: 5.44%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	741,930
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,028,457
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,702,638
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,485,446
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	21,575,573
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	2,166,475
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,598,136
Cook County IL Series A	4.00	11-15-2041	2,000,000	2,348,849
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	416,611
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	25,361,116
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	26,372,669
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	12,887,162
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	6,990,884
Illinois Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	19,691,480
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,304,234
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,226,048
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,838,802
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax-Exempt Series C	4.00%	6-15-2032	$ 5,820,000	$ 6,440,811
Illinois Sales Tax Securitization Series A	4.00	1-1-2048	5,430,000	6,104,707
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,634,216
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,000,000
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,722,976
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,289,537
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,924,281
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	17,191,031
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,483,874
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,109,771
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,231,561
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,663,686
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,391,763
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,806,859
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2026	12,245,000	11,416,525
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	25,700,000	21,533,539
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	6-15-2031	10,060,000	8,312,742
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2031	9,800,000	7,991,634
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	12,085,000	10,576,492
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,105,614
Metropolitan Pier & Exposition Authority Refunding Bond McCormick Place Expansion Project Series A %%	4.00	12-15-2047	1,215,000	1,383,843
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds Mccormick Place Expansion Project Series A %%	4.00	12-15-2042	1,285,000	1,477,241
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	10,526,887
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,130,000	2,439,351
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	0.20	1-1-2048	2,000,000	2,000,000
				303,495,451
Tobacco revenue: 0.06%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,316,693
Transportation revenue: 0.80%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,340,556
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25%	3-1-2027	$ 3,400,000	$ 4,060,876
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	6,443,862
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2041	9,000,000	11,512,875
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,500,000	1,629,716
Illinois Toll Highway Authority Toll Senior Series A	4.00	1-1-2046	15,000,000	17,796,002
				44,783,887
Utilities revenue: 0.31%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,055,140
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,202,812
				17,257,952
Water & sewer revenue: 0.77%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	4,600,000	4,759,662
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,597,630
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,018,244
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,426,066
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	4,014,026
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,174,057
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,914,186
				42,903,871
				691,471,188
Indiana: 1.53%
Education revenue: 0.01%
Indiana Finance Authority Educational Facilities Mulitpurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	397,417
Health revenue: 0.61%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	14,715,451
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,677,951
Indiana Finance Authority Kings Daughters Hospital & Health Revenue	5.50	8-15-2040	7,425,000	7,450,957
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,620,000	3,022,354
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,175,775
				34,042,488
Industrial development revenue: 0.29%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,637,012
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,635,248
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Valparaiso IN Pratt Paper LLC Project	5.88%	1-1-2024	$ 385,000	$ 406,277
Whiting IN Industry Environmental Facilities	5.00	3-1-2046	2,500,000	2,633,955
				16,312,492
Miscellaneous revenue: 0.24%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,129,889
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,660,112
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,566,969
				13,356,970
Tax revenue: 0.09%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,919,624
Utilities revenue: 0.15%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	4,256,016
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,000,000	4,256,016
				8,512,032
Water & sewer revenue: 0.14%
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	4,135,153
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,766,312
				7,901,465
				85,442,488
Iowa: 0.40%
GO revenue: 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,116,630
Industrial development revenue: 0.36%
Iowa Finance Authority Midwestern Disaster Area Bio-America Incorporated Project (Korea Development Bank LOC) 144Aø	0.17	12-1-2041	20,000,000	20,000,000
				22,116,630
Kansas: 0.47%
Tax revenue: 0.47%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	6,810,963
Kansas Department of Transportation Series C	4.00	9-1-2032	7,500,000	7,679,276
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	34,915,000	11,869,250
				26,359,489
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.66%
Education revenue: 0.04%
Kentucky Bond Development Corporation Danville Centre College Project	4.00%	6-1-2046	$ 800,000	$ 937,419
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2051	1,250,000	1,457,645
				2,395,064
Health revenue: 0.24%
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2024	9,260,000	8,942,233
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2028	5,140,000	4,515,155
				13,457,388
Miscellaneous revenue: 0.06%
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2046	640,000	765,060
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2051	1,000,000	1,186,446
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2056	1,000,000	1,184,479
				3,135,985
Transportation revenue: 0.17%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,551,627
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	2,004,430
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,672,766
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,263,586
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	2,505,000	3,155,619
				9,648,028
Utilities revenue: 1.15%
Kentucky Public Energy Authority Gas Supply Series A2 øø	4.00	4-1-2048	8,190,000	8,750,709
Kentucky Public Energy Authority Gas Supply Series B øø	4.00	1-1-2049	23,250,000	25,334,876
Kentucky Public Energy Authority Gas Supply Series C øø	4.00	12-1-2049	5,385,000	5,898,168
Kentucky Public Energy Authority Gas Supply Series C-1 øø	4.00	2-1-2050	21,000,000	24,316,984
				64,300,737
				92,937,202
Louisiana: 0.59%
Airport revenue: 0.32%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,348,202
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,022,302
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00%	1-1-2048	$ 1,145,000	$ 1,339,877
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	2,120,292
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,116,976
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,812,303
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,452,590
				18,212,542
Miscellaneous revenue: 0.04%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,880,000	2,031,994
Water & sewer revenue: 0.23%
East Baton Rouge LA Refunding Bonds Multi Modal Series A øø	1.30	2-1-2041	6,075,000	6,174,727
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	410,163
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	467,871
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	408,735
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,374,140
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,863,358
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	837,668
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,132,544
				12,669,206
				32,913,742
Maine: 0.23%
Health revenue: 0.23%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	2,001,074
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	5,232,998
Maine HEFA Series A	4.00	7-1-2046	500,000	589,425
Maine HEFA Series A	4.00	7-1-2050	1,000,000	1,172,362
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,732,898
Maine HEFA Series A	5.00	7-1-2029	455,000	587,455
Maine HEFA Series A	5.00	7-1-2029	1,080,000	1,357,965
				12,674,177
Maryland: 1.01%
Education revenue: 0.33%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	238,916
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	203,009
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,718,768
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,532,356
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,771,636
				18,464,685
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.22%
Maryland HEFA Frederick Health System	4.00%	7-1-2045	$ 745,000	$ 868,892
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	986,662
Tender Option Bond Trust Receipts/Certificates (Deutsche Bank LIQ) 144Aø	0.16	8-15-2042	10,590,000	10,590,000
				12,445,554
Miscellaneous revenue: 0.40%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	7,141,681
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	2,825,836
Maryland Series A	4.00	3-15-2034	10,000,000	12,181,924
				22,149,441
Water & sewer revenue: 0.06%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	600,865
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	599,015
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	2,368,785
				3,568,665
				56,628,345
Massachusetts: 2.83%
Airport revenue: 0.42%
Massachusetts AMT Series B	4.00	7-1-2046	1,750,000	1,946,689
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	16,840,000	21,456,898
				23,403,587
Education revenue: 0.16%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,085,274
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,882,588
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2040	2,000,000	2,288,435
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2045	1,200,000	1,356,635
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2050	1,000,000	1,124,246
Massachusetts Development Finance Agency Suffolk University Project	4.00	7-1-2046	1,000,000	1,160,037
				8,897,215
GO revenue: 0.19%
Massachusetts	5.00	3-1-2041	7,500,000	8,234,403
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,231,050
				10,465,453
Health revenue: 0.11%
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	1,172,266
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,403,813
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Agency Wellforce Incorporated Series C (AGM Insured)	4.00%	10-1-2045	$ 2,500,000	$ 2,913,808
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC) ø	0.10	7-1-2040	855,000	855,000
				6,344,887
Tax revenue: 0.98%
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,165,067
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,847,401
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	14,237,697
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	26,747,791
				54,997,956
Water & sewer revenue: 0.97%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	29,059,996
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	24,871,464
				53,931,460
				158,040,558
Michigan: 3.26%
Airport revenue: 0.12%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	6,950,894
Education revenue: 0.24%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,195,000	1,266,747
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,280,341
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	4,807,427
Michigan Finance Authority Refunding Bond Higher Education Facilities %%	4.00	12-1-2041	2,375,000	2,733,218
Michigan Finance Authority Refunding Bond Higher Education Facilities %%	4.00	12-1-2046	2,120,000	2,411,125
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,084,890
				13,583,748
GO revenue: 0.14%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,142,909
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,541,599
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,435,282
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Livonia MI Public Schools School District Building & Site Series I	5.00%	5-1-2030	$ 1,775,000	$ 1,887,129
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,515,019
				7,521,938
Health revenue: 0.05%
Kentwood MI EDA Limited Obligation Holland Home Project %%	4.00	11-15-2031	1,000,000	1,106,015
Kentwood MI EDA Limited Obligation Holland Home Project %%	4.00	11-15-2043	750,000	822,631
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2045	750,000	827,910
				2,756,556
Miscellaneous revenue: 1.05%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,180,944
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,834,635
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	7,423,804
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,501,547
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,242,231
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,335,937
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,414,317
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,885,687
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,891
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,770,777
				58,511,770
Tax revenue: 0.47%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	7,895,000	8,389,597
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	17,826,639
				26,216,236
Water & sewer revenue: 1.19%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	10,018,084
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,406,411
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,383,665
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00%	7-1-2031	$ 6,500,000	$ 7,206,855
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,115,615
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,587,223
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,231,230
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2026	1,945,000	2,169,872
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,521,290
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,877,730
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2032	5,750,000	6,364,714
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,282,547
				66,165,236
				181,706,378
Minnesota: 0.42%
Airport revenue: 0.01%
Minneapolis & St. Paul MN Metropolitan Refunding Bonds Series A	5.00	1-1-2027	500,000	545,537
GO revenue: 0.01%
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2030	225,000	255,399
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	271,026
				526,425
Health revenue: 0.32%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,616,422
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	15,009,795
				17,626,217
Utilities revenue: 0.08%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,580,787
				23,278,966
Mississippi: 0.14%
Water & sewer revenue: 0.14%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	7,465,000	7,673,587
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.59%
GO revenue: 0.10%
St. Louis MO Special Administrative Board of St. Louis School District	4.00%	4-1-2030	$ 4,840,000	$ 5,489,754
Miscellaneous revenue: 0.45%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,686,003
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	18,075,000	21,867,988
				25,553,991
Tax revenue: 0.04%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	2,080,000	2,118,605
				33,162,350
Nebraska: 0.22%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,360,871
Utilities revenue: 0.20%
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series 2012	5.00	9-1-2027	1,020,000	1,051,315
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,858,218
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series A 2017-A	5.00	9-1-2033	6,000,000	7,940,995
				10,850,528
				12,211,399
Nevada: 2.21%
GO revenue: 2.17%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,936,416
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,975,600
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	1,013,107
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	1,070,386
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	1,009,192
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,185,025
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,142,062
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,164,297
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	1,065,414
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,224,669
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,287,007
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,352,499
Clark County NV Series A	5.00	5-1-2048	50,215,000	60,564,156
Henderson NV Limited Tax Utillity System Series A-1	4.00	6-1-2045	9,140,000	10,809,830
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,860,787
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,992,384
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,546,684
				121,199,515
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	310,000	315,127
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Las Vegas NV Special Improvement District #60 Local Improvement	5.00%	6-1-2023	$ 245,000	$ 258,382
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	115,000	124,390
				697,899
Utilities revenue: 0.03%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	1,250,000	1,263,042
				123,160,456
New Hampshire: 0.21%
Health revenue: 0.07%
New Hampshire HEFA Kendal at Hanover Project Series B (TD Bank NA LOC) ø	0.10	10-1-2030	3,960,000	3,960,000
Housing revenue: 0.14%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,328,150	7,533,750
				11,493,750
New Jersey: 3.78%
Airport revenue: 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,535,286
Education revenue: 0.20%
Atlantic City NJ Improvement Authority Stockton University Project (AGM Insured)	4.00	7-1-2047	750,000	886,027
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,450,723
Rutgers University Series L	5.00	5-1-2033	3,560,000	3,784,891
				11,121,641
GO revenue: 0.37%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,681,135
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,649,904
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,484,388
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,777,346
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,460,805
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	435,043
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	445,028
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	454,803
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	413,435
				20,801,887
Industrial development revenue: 0.19%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,208,714
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	6,163,049
				10,371,763
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.08%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13%	7-1-2029	$ 2,620,000	$ 2,652,857
New Jersey EDA Revenue Unrefunded Balance Refunding Bonds	5.00	3-1-2026	3,645,000	3,671,348
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,570,826
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	6,442,489
New Jersey TTFA Series A (NPFGC Insured)	5.75	6-15-2025	10,000,000	11,702,391
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.00	1-1-2032	7,620,000	9,044,375
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,309,951
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	0.14	7-1-2026	4,000,000	4,000,000
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	9,960,000	9,997,212
				60,391,449
Tax revenue: 0.60%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2032	12,050,000	15,042,507
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,288,875
				33,331,382
Transportation revenue: 1.31%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	1,078,004
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	9,027,117
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	10,328,252
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,705,946
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	8,000,000	6,774,709
New Jersey TTFA Program Bonds Series AA %%	5.00	6-15-2038	2,000,000	2,540,902
New Jersey TTFA Series A	5.00	6-15-2038	4,285,000	4,375,511
New Jersey TTFA Series A	5.00	6-15-2042	2,040,000	2,083,557
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	2,519,612
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,780,158
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,097,976
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	4,346,505
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,668,174
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	1,500,000	1,835,788
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	8,000,000	9,073,262
				73,235,473
				210,788,881
New Mexico: 0.33%
Housing revenue: 0.01%
New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA / FNMA / FHLMC Insured)	5.35	3-1-2030	205,000	205,550
Utilities revenue: 0.32%
Farmington NM PCR	1.80	4-1-2029	5,000,000	5,059,422
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Farmington NM PCR	1.80%	4-1-2029	$ 7,000,000	$ 7,083,190
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	5,140,000	5,833,774
				17,976,386
				18,181,936
New York: 10.26%
Airport revenue: 0.66%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	3.00	8-1-2031	2,000,000	2,175,295
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2039	700,000	805,395
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2040	900,000	1,037,722
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,271,942
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	700,000	879,965
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	2,033,756
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,595,066
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,448,649
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	5,749,923
				36,997,713
Education revenue: 0.58%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	5,000,000	5,166,767
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	11,583,598
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,468,596
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,152,363
New York Dormitory Authority Iona College %%	5.00	7-1-2027	335,000	394,031
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	5,358,371
New York Dormitory Authority St. John's University Series A	4.00	7-1-2048	2,000,000	2,343,710
Westchester County NY Local Development Pace University Series B øø	0.35	5-1-2044	5,000,000	5,000,000
				32,467,436
GO revenue: 0.88%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	3,554,984
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	3,334,554
New York NY Fiscal 2020 Subordinate Bond Series C	4.00	8-1-2037	8,800,000	10,473,970
New York NY Fiscal 2022 Subordinate Bond Series A-1	5.00	8-1-2047	10,000,000	12,871,455
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
New York NY Series F-1	5.00%	3-1-2032	$ 3,000,000	$ 3,166,806
New York NY Series S-2	5.00	7-15-2041	13,805,000	15,821,121
				49,222,890
Health revenue: 0.10%
Tender Option Bond Trust/Floater Certificates Series 2020-XG0294 (FHA Insured, Bank of America NA LIQ) 144Aø	0.14	2-1-2050	4,200,000	4,200,000
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,508,450
				5,708,450
Industrial development revenue: 0.89%
New York Liberty Development Corporation Refunding Bonds 1 World Trade Center Project	4.00	2-15-2043	6,000,000	7,005,595
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	1,035,105
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2041	2,000,000	2,330,600
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,727,498
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	20,000,000	24,807,698
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	6,001,948
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2035	1,850,000	2,353,529
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2036	1,750,000	2,222,874
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	1,750,000	2,217,988
				49,702,835
Miscellaneous revenue: 0.13%
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2034	1,750,000	2,191,910
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,248,870
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	4.00	1-1-2032	1,000,000	1,209,269
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,299,261
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	1,000,000	1,014,389
				6,963,699
Tax revenue: 3.41%
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,499,300
New York Dormitory Authority Series D	4.00	2-15-2037	4,480,000	5,300,500
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York Dormitory Authority State Personal Income Tax General Purpose Series D	4.00%	2-15-2047	$14,000,000	$ 16,243,742
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	8,228,415
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	5,000,000	5,910,140
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	11,406
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	10,781,154
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,514,009
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,261,778
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,559,755
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2022 Series S1	4.00	7-15-2037	1,550,000	1,875,265
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,729,031
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,725,390
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	6,037,011
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2045	4,000,000	4,710,499
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	6,289,001
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,046,037
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,869,543
New York Urban Development Corporation Personal Income Tax General Purpose Series 2020A	4.00	3-15-2045	35,560,000	41,760,569
New York Urban Development Corporation Personal Income Tax General Purpose Series 2020C	4.00	3-15-2045	10,000,000	11,743,692
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	4.00	5-15-2046	3,500,000	4,144,555
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	5.00	5-15-2051	7,750,000	9,971,005
				190,211,797
Transportation revenue: 1.37%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	1,670,000	1,674,762
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2030	950,000	985,377
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.53	11-1-2031	15,000,000	15,013,713
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	20,755,420
New York Metropolitan Transportation Authority Subordinated Bond Series A1 øø	5.00	11-15-2048	7,300,000	8,167,545
Triborough Bridge & Tunnel Authority New York Revenues Various Refunding Bond Subordinated Series B-2 (State Street Bank & Trust Company LOC) ø	0.12	1-1-2032	10,100,000	10,100,000
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Triborough Bridge & Tunnel Authority Series 2020-A	5.00%	11-15-2049	$ 7,750,000	$ 9,871,193
Triborough Bridge & Tunnel Authority Subordinated Bonds series B-2 (State Street Bank & Trust Company LOC) ø	0.14	1-1-2032	10,000,000	10,000,000
				76,568,010
Utilities revenue: 0.62%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	26,717,903
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	4,419,544
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,542,510
				34,679,957
Water & sewer revenue: 1.62%
New York NY Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	5,867,816
New York NY Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,370,954
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,660,250
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	31,814,795
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,434,688
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	15,000,000	17,867,345
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	13,896,216
Western Nassau County NY Water Authority Series A	4.00	4-1-2046	1,100,000	1,302,195
Western Nassau County NY Water Authority Series A	4.00	4-1-2051	1,000,000	1,179,101
				90,393,360
				572,916,147
North Carolina: 0.56%
Airport revenue: 0.08%
Raleigh Durham NC Airport Authority Refunding Bond AMT Series A	5.00	5-1-2035	3,400,000	4,302,014
Education revenue: 0.12%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,177,199
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	566,627
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	734,646
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,205,552
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,786,497
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA) ø	0.10	2-1-2024	580,000	580,000
				7,050,521
Health revenue: 0.11%
Charlotte-Mecklenburg NC Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	624,832
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00%	11-1-2031	$ 1,500,000	$ 1,746,044
North Carolina Medical Care Commission Forest Duke Project	4.00	9-1-2051	1,100,000	1,246,087
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,636,808
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	392,038
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	509,072
				6,154,881
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,181,570
North Carolina Facilities Finance Agency The North Carolina A&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,136,957
				2,318,527
Miscellaneous revenue: 0.07%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,164,241
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,064,201
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,120,691
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	474,569
				3,823,702
Transportation revenue: 0.14%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,424,463
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	568,071
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,618,412
				7,610,946
				31,260,591
North Dakota: 0.28%
Miscellaneous revenue: 0.19%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	10,793,118
Water & sewer revenue: 0.09%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,674,709
				15,467,827
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 2.05%
Education revenue: 0.03%
Allen County OH Port Authority	4.00%	12-1-2035	$ 650,000	$ 740,333
Allen County OH Port Authority	4.00	12-1-2040	720,000	810,239
				1,550,572
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,605,753
Health revenue: 0.95%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,775,844
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	4,023,585
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	11-15-2041	2,250,000	3,325,460
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	9-15-2045	7,500,000	9,293,781
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	18,108,731
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,277,586
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2047	3,000,000	3,447,054
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	3,730,000	4,396,116
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	3,435,745
				53,083,902
Miscellaneous revenue: 0.74%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,311,299
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,824,196
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,539,440
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,482,373
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,794,316
Ohio Series A	5.00	2-1-2036	4,265,000	4,962,161
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,464,027
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,396,394
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,274,625
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,575,000	2,579,011
				41,627,842
Tax revenue: 0.11%
Franklin County OH	5.00	6-1-2048	5,000,000	6,119,160
Transportation revenue: 0.19%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	10,697,108
				114,684,337
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 1.05%
Airport revenue: 0.64%
Oklahoma City OK Airport Trust Series 33	5.00%	7-1-2043	$ 9,000,000	$ 10,890,154
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,876,232
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,167,444
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,409,306
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,586,223
				35,929,359
Miscellaneous revenue: 0.38%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,359,603
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,350,722
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	4,440,000	5,154,390
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,385,608
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	4,000,000	4,620,368
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	1,165,595
				21,036,286
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,160,017
Water & sewer revenue: 0.01%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	645,000	662,479
				58,788,141
Oregon: 0.63%
GO revenue: 0.16%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,278,070
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,717,824
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	2,998,702
				8,994,596
Health revenue: 0.42%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	549,705
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	549,071
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	1,100,734
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	15,973,563
Oregon Health Sciences University Revenue Series A	4.00	7-1-2044	4,500,000	5,374,190
				23,547,263
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
Eugene OR Electric Utility Revenue Series A	4.00%	8-1-2045	$ 1,260,000	$ 1,494,445
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	945,145
				2,439,590
				34,981,449
Pennsylvania: 4.70%
Airport revenue: 0.56%
Philadelphia PA Airport Series A (AGM Insured)	4.00	7-1-2046	2,000,000	2,331,288
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	11,789,385
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,208,288
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	901,849
Philadelphia PA Airport Series B	5.00	7-1-2042	7,860,000	9,360,315
Philadelphia PA Airport Series C	4.00	7-1-2037	1,695,000	1,991,010
Philadelphia PA Airport Series C	4.00	7-1-2038	1,260,000	1,477,506
Philadelphia PA Airport Series C	4.00	7-1-2039	1,830,000	2,141,808
				31,201,449
Education revenue: 0.24%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,676,357
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,827,044
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	6,080,344
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,262,286
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	284,666
Philadelphia PA IDA University Revenue Refunding Bond St. Joseph's University Project	4.00	11-1-2038	1,000,000	1,162,359
				13,293,056
GO revenue: 0.39%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,333,979
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,398,112
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,195,112
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,586,614
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	2,065,378
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,322,395
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,496,719
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,569,816
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,625,323
Williamsport PA Area School District	4.00	3-1-2034	1,555,000	1,696,971
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,315,469
				21,605,888
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  47

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.04%
Allegheny County PA Hospital Development Authority Series A	4.00%	7-15-2039	$ 2,250,000	$ 2,618,676
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	4,075,840
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	11,120,568
Geisinger PA Health System Series A-1	4.00	4-1-2050	8,000,000	9,159,302
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,189,283
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,153,709
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,158,547
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.20	9-1-2050	10,000,000	10,000,000
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	7,545,131
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	756,851
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	1,009,791
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	735,534
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	700,000	885,855
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	708,302
				58,117,389
Industrial development revenue: 0.42%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond %%	5.00	5-1-2036	750,000	944,422
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond %%	5.00	5-1-2042	2,000,000	2,488,679
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2030	600,000	703,375
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	19,211,823
				23,348,299
Miscellaneous revenue: 0.91%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	9,425,000	13,450,452
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,483,449
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (NPFGC Insured) ¤	0.00	12-1-2025	1,060,000	1,012,089
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,665,731
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,471,570
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,272,235
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,789,159
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,236,576
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00%	2-15-2031	$ 1,110,000	$ 1,283,689
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,332,493
				50,997,443
Transportation revenue: 0.87%
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	12,105,809
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	5,905,000	7,410,492
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,124,578
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	6,000,000	7,371,844
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	5,309,772
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2044	3,000,000	3,489,872
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,399,720
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,772,762
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,533,606
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	6,119,086
				48,637,541
Water & sewer revenue: 0.27%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project øø	2.45	12-1-2039	5,500,000	5,976,393
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,177,831
				15,154,224
				262,355,289
Puerto Rico: 0.04%
Tax revenue: 0.04%
Puerto Rico Commonwealth Public Improvement Series A (AGC Insured)	5.50	7-1-2029	1,080,000	1,173,884
Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50	7-1-2029	825,000	919,993
				2,093,877
Rhode Island: 0.09%
Airport revenue: 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,560,857
Education revenue: 0.04%
Rhonde Island HEFA Building Corporation Providence College Series A	5.00	11-1-2046	1,855,000	2,395,262
				4,956,119
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  49

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.49%
Education revenue: 0.21%
South Carolina Education Assistance Authority Student Loan Series I	5.10%	10-1-2029	$ 335,000	$ 335,046
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,778,345
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,803,420
				11,916,811
Resource recovery revenue: 0.04%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	335,092
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	2,750,000	1,100,000
				2,187,092
Utilities revenue: 0.21%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ) øø	4.00	10-1-2048	9,040,000	9,640,250
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,774,973
				11,415,223
Water & sewer revenue: 0.03%
Columbia SC Waterworks Series 2009 (Sumitomo Mitsui Banking Corporation LOC) ø	0.10	2-1-2038	1,760,000	1,760,000
				27,279,126
South Dakota: 0.39%
Health revenue: 0.25%
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	13,995,300
Housing revenue: 0.14%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	793,243
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,209,798
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,140,840
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,811,079
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,229,842
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,520,104
				7,704,906
				21,700,206
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 0.60%
Airport revenue: 0.11%
Memphis Shelby County TN Airport Authority AMT Series A	5.00%	7-1-2049	$ 5,000,000	$ 6,298,025
Utilities revenue: 0.49%
Tennessee Energy Acquisition Corporation Gas Project øø	4.00	11-1-2049	20,000,000	22,073,836
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	3,000,000	3,854,815
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,197,528
				27,126,179
				33,424,204
Texas: 8.55%
Airport revenue: 0.39%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,920,802
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,902,851
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,923,309
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,759,472
				21,506,434
Education revenue: 0.42%
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,273,663
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,873,217
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,703,231
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	761,542
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,780,318
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	790,134
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	912,545
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,215,363
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,092,167
				23,402,180
GO revenue: 2.04%
El Paso TX	4.00	8-15-2031	6,500,000	7,438,899
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,139,841
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,604,651
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,463,097
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	4,000,000	4,670,869
Port Isabel TX Series 2019 144A	5.10	2-15-2049	975,000	1,104,218
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,474,832
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,946,019
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	14,684,849
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  51

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sugar Land TX Refunding Bonds	5.00%	2-15-2030	$ 1,250,000	$ 1,513,404
Temple TX Refunding Bonds	5.00	8-1-2032	1,070,000	1,233,336
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,296,042
Travis County TX	5.00	3-1-2036	12,470,000	15,812,855
Travis County TX	5.00	3-1-2039	6,250,000	7,828,179
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	594,634
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	674,431
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	893,889
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	700,421
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	924,983
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	726,352
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	966,690
Williamson County TX	4.00	2-15-2031	6,195,000	6,457,376
				114,149,867
Health revenue: 0.15%
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,554,528
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,720,815
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,331,635
				8,606,978
Miscellaneous revenue: 0.44%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,770,000	1,889,451
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	8,355,000	8,918,851
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,629,080
Texas PFA	4.00	2-1-2034	5,000,000	5,934,258
Texas PFA	4.00	2-1-2035	2,000,000	2,371,101
Texas PFA	4.00	2-1-2036	2,175,000	2,572,984
				24,315,725
Tax revenue: 0.75%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,455,000	33,348,002
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,859,779
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,297,491
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,646,370
				42,151,642
Transportation revenue: 1.63%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	3,915,401
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,714,007
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	3,013,611
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Central Texas Regional Mobility Authority Senior Lien Series B	4.00%	1-1-2041	$ 800,000	$ 939,955
Central Texas Regional Mobility Authority Senior Lien Series B	5.00	1-1-2046	1,600,000	2,006,855
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,179,538
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2030	2,000,000	2,321,931
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2045	18,085,000	21,055,230
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2049	19,265,000	22,328,568
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,046,208
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,490,726
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	3,490,337
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,407,390
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	13,831,210
				90,740,967
Utilities revenue: 0.17%
Lower Colorado TX River Authority Series A (AGM Insured) %%	4.00	5-15-2040	2,500,000	2,916,180
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	6,601,555
				9,517,735
Water & sewer revenue: 2.56%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	17,830,518
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,423,296
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	3,921,254
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,481,862
Texas Series A	4.00	10-15-2036	5,000,000	5,838,608
Texas Series B	5.00	4-15-2049	42,000,000	52,129,136
Texas Water Development Board Series 2017-A	4.00	10-15-2037	11,650,000	13,582,897
Texas Water Development Board Series 2020	4.00	8-1-2038	2,500,000	3,019,256
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,015,000	1,225,846
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,824,470
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,827,239
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	11,772,586
				142,876,968
				477,268,496
Utah: 0.81%
Airport revenue: 0.74%
Salt Lake City UT Airport Revenue AMT Series A	5.00	7-1-2046	15,000,000	19,007,850
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	3,050,407
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,839,931
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  53

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Salt Lake City UT Series A	5.00%	7-1-2043	$ 2,500,000	$ 3,025,043
Salt Lake City UT Series A	5.00	7-1-2048	3,500,000	4,283,453
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,636,298
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,665,817
				41,508,799
Education revenue: 0.04%
University of Utah (Citibank NA LIQ) 144Aø	0.13	2-1-2023	2,000,000	2,000,000
Miscellaneous revenue: 0.03%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,500,000	1,554,964
				45,063,763
Virginia: 0.34%
GO revenue: 0.12%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,789,814
Health revenue: 0.06%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Prooject	5.00	9-1-2040	3,290,000	3,052,253
Tax revenue: 0.02%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	193,653
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	112,130
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	624,514
				930,297
Transportation revenue: 0.14%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,013,116
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,028,021
				8,041,137
				18,813,501
Washington: 3.60%
Airport revenue: 0.35%
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	16,000,000	19,545,800
Education revenue: 0.05%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	1,146,654
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	965,236
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	422,487
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	377,682
				2,912,059
GO revenue: 1.67%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,610,935
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,934,289
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,658,389
The accompanying notes are an integral part of these financial statements.

54  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00%	12-1-2035	$ 9,430,000	$ 11,184,921
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,729,707
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	707,198
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,238,747
Seattle WA	4.00	12-1-2040	2,500,000	2,738,909
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,723,783
Washington Motor Vehicle Fuel Tax	5.00	6-1-2040	10,000,000	12,885,688
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	9,849,399
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,786,920
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,127,958
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,944,858
Washington Series RA	4.00	7-1-2030	7,950,000	8,091,442
				93,213,143
Health revenue: 0.25%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	255,000	259,896
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,234,923
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,732,451
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	3,481,850
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	2,450,000	2,853,927
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,267,683
				13,830,730
Housing revenue: 0.10%
Washington Housing Finance Commission Municipal Certificates Series 1 Class A	3.50	12-20-2035	4,711,054	5,457,424
Miscellaneous revenue: 0.22%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,094,547
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,198,103
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,861,660
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,952,259
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,938,135
				12,044,704
Tax revenue: 0.56%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,104,741
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	5,250,000	6,088,946
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	6,493,987
Washington Series B	5.00	8-1-2037	6,400,000	7,570,319
				31,257,993
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  55

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.15%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00%	7-1-2034	$ 2,500,000	$ 3,261,109
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2035	4,120,000	5,365,612
				8,626,721
Water & sewer revenue: 0.25%
King County WA Refunding Bonds	5.00	7-1-2042	4,660,000	5,590,448
King County WA Refunding Bonds Series A	5.00	7-1-2047	7,510,000	8,536,579
				14,127,027
				201,015,601
West Virginia: 0.15%
GO revenue: 0.05%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,943,229
Tax revenue: 0.10%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	1,600,000	1,782,641
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,852,683
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	771,360
				5,406,684
				8,349,913
Wisconsin: 2.82%
Education revenue: 0.36%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,245,271
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,921,785
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	165,000	173,877
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,622,645
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,695,189
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,013,410
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,541,704
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,921,567
				20,135,448
GO revenue: 0.17%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,851,298
The accompanying notes are an integral part of these financial statements.

56  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Verona WI Area School District Building & Improvement Bonds	4.00%	4-1-2028	$ 1,380,000	$ 1,564,992
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,916,991
				9,333,281
Health revenue: 0.95%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.14	6-1-2045	5,320,000	5,320,000
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,925,000	5,607,847
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,108,012
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	27,795,412
				52,831,271
Housing revenue: 0.64%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	367,791
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	865,375
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,021,765
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,604,865
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,030,109
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,513,298
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,698,539
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,819,434
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,725,001
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,967,484
				35,613,661
Miscellaneous revenue: 0.07%
Wisconsin Series A	5.00	6-1-2033	3,420,000	3,932,731
Tax revenue: 0.63%
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,372,457
Mount Pleasant WI Series A	5.00	4-1-2048	650,000	775,530
Mount Pleasant WI Series A	5.00	4-1-2048	6,910,000	8,177,115
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2037	1,600,000	1,022,288
Wisconsin Center District CAB Series C ¤	0.00	12-15-2038	1,600,000	979,880
				35,327,270
				157,173,662
Total Municipal obligations (Cost $5,102,108,822)				5,471,504,431

		Yield	Shares
Short-term investments: 1.43%
Investment companies: 1.43%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	79,600,758	79,648,518
Total Short-term investments (Cost $79,641,844)				79,648,518
Total investments in securities (Cost $5,208,750,666)	99.95%			5,578,152,949
Other assets and liabilities, net	0.05			3,067,590
Total net assets	100.00%			$5,581,220,539

The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  57

Portfolio of investments—December 31, 2021 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

58  |  Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$40,464,418	$354,536,251	$(315,367,122)	$8,337	$6,634	$79,648,518	79,600,758	$5,788
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Ultra Treasury Notes	(190)	3-22-2022	$(27,658,072)	$(27,823,125)	$0	$(165,053)
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  59

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $5,129,108,822)	$ 5,498,504,431
Investments in affiliated securities, at value (cost $79,641,844)	79,648,518
Cash	1,282,569
Cash at broker segregated for futures contracts	1,030,000
Receivable for interest	53,014,275
Receivable for investments sold	6,730,629
Receivable for Fund shares sold	3,838,802
Prepaid expenses and other assets	373,540
Total assets	5,644,422,764
Liabilities
Payable for when-issued transactions	50,761,300
Payable for Fund shares redeemed	7,787,854
Dividends payable	2,138,356
Management fee payable	1,594,281
Administration fees payable	487,823
Payable for daily variation margin on open futures contracts	50,468
Distribution fee payable	31,401
Accrued expenses and other liabilities	350,742
Total liabilities	63,202,225
Total net assets	$5,581,220,539
Net assets consist of
Paid-in capital	$ 5,243,728,360
Total distributable earnings	337,492,179
Total net assets	$5,581,220,539
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,068,565,306
Shares outstanding – Class A1	99,306,811
Net asset value per share – Class A	$10.76
Maximum offering price per share – Class A2	$11.27
Net assets – Class C	$ 46,061,222
Shares outstanding – Class C1	4,281,947
Net asset value per share – Class C	$10.76
Net assets – Class R6	$ 416,088,264
Shares outstanding – Class R6[1]	38,665,777
Net asset value per share – Class R6	$10.76
Net assets – Administrator Class	$ 944,576,416
Shares outstanding – Administrator Class[1]	87,757,534
Net asset value per share – Administrator Class	$10.76
Net assets – Institutional Class	$ 3,105,929,331
Shares outstanding – Institutional Class[1]	288,666,550
Net asset value per share – Institutional Class	$10.76
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

60  |  Allspring Municipal Bond Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 80,497,145
Income from affiliated securities	5,788
Total investment income	80,502,933
Expenses
Management fee	9,678,877
Administration fees
Class A	890,111
Class C	39,683
Class R6	59,688
Administrator Class	493,716
Institutional Class	1,246,841
Shareholder servicing fees
Class A	1,390,544
Class C	61,804
Administrator Class	1,233,015
Distribution fee
Class C	185,412
Custody and accounting fees	113,960
Professional fees	48,120
Registration fees	63,503
Shareholder report expenses	103,330
Trustees’ fees and expenses	11,531
Other fees and expenses	75,610
Total expenses	15,695,745
Less: Fee waivers and/or expense reimbursements
Class A	(115,816)
Class C	(3,202)
Administrator Class	(523,520)
Net expenses	15,053,207
Net investment income	65,449,726
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	6,298,593
Affiliated securities	8,337
Futures contracts	626,777
Net realized gains on investments	6,933,707
Net change in unrealized gains (losses) on
Unaffiliated securities	(44,165,764)
Affiliated securities	6,634
Futures contracts	(165,053)
Net change in unrealized gains (losses) on investments	(44,324,183)
Net realized and unrealized gains (losses) on investments	(37,390,476)
Net increase in net assets resulting from operations	$ 28,059,250
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  61

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 65,449,726		$ 134,781,046
Net realized gains on investments		6,933,707		15,805,341
Net change in unrealized gains (losses) on investments		(44,324,183)		127,280,285
Net increase in net assets resulting from operations		28,059,250		277,866,672
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,665,375)		(25,211,823)
Class C		(332,566)		(889,494)
Class R6		(4,891,859)		(8,467,864)
Administrator Class		(11,065,284)		(23,389,257)
Institutional Class		(37,511,166)		(76,419,530)
Total distributions to shareholders		(65,466,250)		(134,377,968)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,734,741	18,746,687	7,824,157	83,782,080
Class C	232,450	2,511,582	396,452	4,252,290
Class R6	7,125,912	76,779,245	13,132,472	140,931,974
Administrator Class	17,120,440	184,802,221	24,204,311	259,598,991
Institutional Class	31,670,093	341,773,821	83,790,289	900,375,605
		624,613,556		1,388,940,940
Reinvestment of distributions
Class A	953,987	10,286,921	2,094,902	22,466,432
Class C	29,294	315,682	78,354	839,374
Class R6	6,553	70,631	4,378	46,957
Administrator Class	1,008,472	10,875,294	2,163,748	23,216,878
Institutional Class	3,192,976	34,427,966	6,174,976	66,232,557
		55,976,494		112,802,198
Payment for shares redeemed
Class A	(5,893,089)	(63,542,433)	(15,326,206)	(164,421,449)
Class C	(619,835)	(6,678,538)	(3,405,090)	(36,367,488)
Class R6	(2,976,693)	(32,092,728)	(4,795,499)	(51,480,317)
Administrator Class	(22,714,689)	(245,207,218)	(30,433,625)	(325,486,035)
Institutional Class	(27,125,621)	(292,833,080)	(93,944,436)	(1,008,488,419)
		(640,353,997)		(1,586,243,708)
Net increase (decrease) in net assets resulting from capital share transactions		40,236,053		(84,500,570)
Total increase in net assets		2,829,053		58,988,134
Net assets
Beginning of period		5,578,391,486		5,519,403,352
End of period		$5,581,220,539		$ 5,578,391,486
The accompanying notes are an integral part of these financial statements.

62  |  Allspring Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.83	$10.55	$10.55	$10.21	$10.25	$10.70
Net investment income	0.12	0.24	0.25	0.30 [1]	0.32	0.33
Net realized and unrealized gains (losses) on investments	(0.07)	0.28	0.01	0.34	(0.02)	(0.38)
Total from investment operations	0.05	0.52	0.26	0.64	0.30	(0.05)
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.30)	(0.32)	(0.33)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.07)
Total distributions to shareholders	(0.12)	(0.24)	(0.26)	(0.30)	(0.34)	(0.40)
Net asset value, end of period	$10.76	$10.83	$10.55	$10.55	$10.21	$10.25
Total return[2]	0.41%	4.95%	2.54%	6.35%	2.97%	(0.47)%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.78%	0.79%	0.79%
Net expenses	0.75%	0.74%	0.74%	0.75%	0.75%	0.75%
Net investment income	2.10%	2.22%	2.40%	2.89%	3.10%	3.13%
Supplemental data
Portfolio turnover rate	5%	16%	24%	20%	19%	24%
Net assets, end of period (000s omitted)	$1,068,565	$1,110,503	$1,138,934	$1,206,717	$1,179,800	$1,244,267

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  63

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.83	$10.55	$10.55	$10.21	$10.24	$10.69
Net investment income	0.07	0.16 [1]	0.17	0.22	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.07)	0.28	0.01	0.34	(0.01)	(0.38)
Total from investment operations	0.00 [2]	0.44	0.18	0.56	0.23	(0.13)
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.17)	(0.22)	(0.24)	(0.25)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.07)
Total distributions to shareholders	(0.07)	(0.16)	(0.18)	(0.22)	(0.26)	(0.32)
Net asset value, end of period	$10.76	$10.83	$10.55	$10.55	$10.21	$10.24
Total return[3]	0.03%	4.16%	1.77%	5.56%	2.30%	(1.21)%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.53%	1.54%	1.54%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.34%	1.47%	1.64%	2.15%	2.35%	2.38%
Supplemental data
Portfolio turnover rate	5%	16%	24%	20%	19%	24%
Net assets, end of period (000s omitted)	$46,061	$50,251	$79,863	$98,411	$132,529	$148,944

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

64  |  Allspring Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$10.83	$10.55	$10.55	$10.21
Net investment income	0.14	0.28	0.29	0.30
Net realized and unrealized gains (losses) on investments	(0.07)	0.28	0.01	0.34
Total from investment operations	0.07	0.56	0.30	0.64
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.29)	(0.30)
Net realized gains	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.14)	(0.28)	(0.30)	(0.30)
Net asset value, end of period	$10.76	$10.83	$10.55	$10.55
Total return[2]	0.59%	5.33%	2.90%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.39%	0.40%
Net expenses	0.39%	0.39%	0.39%	0.40%
Net investment income	2.46%	2.58%	2.76%	3.16%
Supplemental data
Portfolio turnover rate	5%	16%	24%	20%
Net assets, end of period (000s omitted)	$416,088	$373,876	$276,204	$72,655

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  65

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.84	$10.56	$10.55	$10.21	$10.25	$10.70
Net investment income	0.12	0.25	0.27	0.31 [1]	0.33 [1]	0.34
Net realized and unrealized gains (losses) on investments	(0.08)	0.28	0.02	0.34	(0.02)	(0.38)
Total from investment operations	0.04	0.53	0.29	0.65	0.31	(0.04)
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.27)	(0.31)	(0.33)	(0.34)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.07)
Total distributions to shareholders	(0.12)	(0.25)	(0.28)	(0.31)	(0.35)	(0.41)
Net asset value, end of period	$10.76	$10.84	$10.56	$10.55	$10.21	$10.25
Total return[2]	0.39%	5.10%	2.78%	6.51%	3.13%	(0.32)%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.71%	0.71%	0.72%	0.73%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.24%	2.37%	2.54%	3.02%	3.27%	3.18%
Supplemental data
Portfolio turnover rate	5%	16%	24%	20%	19%	24%
Net assets, end of period (000s omitted)	$944,576	$1,000,652	$1,017,781	$832,318	$227,116	$108,715

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

66  |  Allspring Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.83	$10.55	$10.55	$10.21	$10.24	$10.70
Net investment income	0.13	0.27	0.29	0.33	0.35	0.36
Net realized and unrealized gains (losses) on investments	(0.07)	0.28	0.01	0.34	(0.01)	(0.39)
Total from investment operations	0.06	0.55	0.30	0.67	0.34	(0.03)
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.29)	(0.33)	(0.35)	(0.36)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.07)
Total distributions to shareholders	(0.13)	(0.27)	(0.30)	(0.33)	(0.37)	(0.43)
Net asset value, end of period	$10.76	$10.83	$10.55	$10.55	$10.21	$10.24
Total return[1]	0.57%	5.28%	2.85%	6.67%	3.37%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.45%	0.46%	0.46%
Net expenses	0.44%	0.44%	0.44%	0.45%	0.46%	0.46%
Net investment income	2.41%	2.53%	2.71%	3.15%	3.40%	3.44%
Supplemental data
Portfolio turnover rate	5%	16%	24%	20%	19%	24%
Net assets, end of period (000s omitted)	$3,105,929	$3,043,109	$3,006,622	$2,862,588	$1,425,703	$1,149,911

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Bond Fund  |  67

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a

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Notes to financial statements (unaudited)
regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $4,795,335,182 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$801,513,423
Gross unrealized losses	(18,860,709)
Net unrealized gains	$782,652,714
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $36,744,930 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Municipal Bond Fund  |  69

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 27,000,000	$0	$ 27,000,000
Municipal obligations	0	5,471,504,431	0	5,471,504,431
Short-term investments
Investment companies	79,648,518	0	0	79,648,518
Total assets	$79,648,518	$5,498,504,431	$0	$5,578,152,949
Liabilities
Futures contracts	$ 165,053	$ 0	$0	$ 165,053
Total liabilities	$ 165,053	$ 0	$0	$ 165,053
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

70  |  Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45

Allspring Municipal Bond Fund  |  71

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $5,577 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $26,100,000, $56,008,080 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $297,739,424 and $261,867,576, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2021, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio . The Fund had an average notional amount of $25,353,784 in short futures contracts during the six months ended December 31, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

72  |  Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Municipal Bond Fund  |  73

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	347,862,645
Shares voted “Against”	2,445,153
Shares voted “Abstain”	3,134,480
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	347,799,147
Shares voted “Against”	2,495,827
Shares voted “Abstain”	3,147,304
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

74  |  Allspring Municipal Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Municipal Bond Fund  |  75

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

76  |  Allspring Municipal Bond Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Municipal Bond Fund  |  77

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00242 02-22
SA253/SAR253 12-21

Semi-Annual Report
December 31, 2021
Allspring
Municipal Sustainability Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Municipal Sustainability Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Municipal Sustainability Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Municipal Sustainability Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Municipal Sustainability Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Municipal Sustainability Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Brandon Pae, Nicholos Venditti

Average annual total returns (%) as of December 31, 2021
		Including sales charge		Excluding sales charge		Expense ratios[1](%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net [2]
Class A (WMSAX)	2-28-2020	-2.56	1.47	2.03	4.04	1.85	0.75
Class C (WMSCX)	2-28-2020	0.32	3.30	1.32	3.30	2.60	1.50
Class R6 (WMSRX)	2-28-2020	-	-	2.39	4.40	1.47	0.40
Administrator Class (WMSDX)	2-28-2020	-	-	2.19	4.19	1.79	0.60
Institutional Class (WMSIX)	2-28-2020	-	-	2.34	4.35	1.52	0.45
Bloomberg Municipal Bond Index[3]	–	-	-	1.52	1.93*	-	-

*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

6  |  Allspring Municipal Sustainability Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform Funds that do not use a responsible investment strategy. This fund is exposed to municipal securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Municipal Sustainability Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Municipal Sustainability Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.19	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$ 997.57	$6.95	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Class R6
Actual	$1,000.00	$1,002.95	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,001.94	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.69	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring Municipal Sustainability Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 93.72%
Alabama: 0.95%
Education revenue: 0.95%
University of North Alabama Revenue Bonds General Fee Series A	5.00%	11-1-2022	$ 265,000	$ 269,007
Arizona: 5.65%
GO revenue: 1.13%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00	7-1-2023	300,000	320,816
Miscellaneous revenue: 4.52%
Phoenix AZ Civic Improvement Corporation Water System Sustainability Bonds Series B	5.00	7-1-2044	1,000,000	1,279,874
				1,600,690
California: 11.04%
Education revenue: 0.48%
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	125,000	136,789
Health revenue: 0.43%
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	121,678
Housing revenue: 7.23%
California HFA MFHR	1.45	4-1-2024	1,000,000	1,000,485
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A%%	4.38	8-1-2049	200,000	190,011
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	375,000	468,546
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Dublin Social Bond Series 2021B 144A	4.00	2-1-2057	250,000	241,304
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	150,000	147,909
				2,048,255
Miscellaneous revenue: 2.90%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	395,565
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	426,367
				821,932
				3,128,654
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 6.06%
Education revenue: 2.26%
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00%	3-15-2027	$ 535,000	$ 641,529
Health revenue: 2.07%
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	586,197
Tax revenue: 1.73%
Regional Colorado Transportation District Private Activity Denver Transit Partners Eagle P3 Project Series A	4.00	7-15-2040	375,000	491,553
				1,719,279
District of Columbia: 1.13%
Water & sewer revenue: 1.13%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	320,266
Florida: 0.47%
Education revenue: 0.47%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	134,857
Guam: 1.08%
Water & sewer revenue: 1.08%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	305,739
Idaho: 1.65%
Health revenue: 1.65%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	467,407
Illinois: 17.73%
Education revenue: 3.03%
Illinois Finance Authority Learn Charter School Project	4.00	11-1-2051	750,000	859,439
GO revenue: 4.89%
Chicago IL Series A	6.00	1-1-2038	375,000	456,740
Decatur IL Green Bond	5.00	3-1-2024	375,000	409,408
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	155,000	146,780
Will & Cook County IL Lincoln-Way Community High School District #210 Refunding School Bonds (AGM Insured)	4.00	1-1-2022	375,000	375,000
				1,387,928
Miscellaneous revenue: 2.30%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	651,395
Tax revenue: 2.08%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	589,339
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 2.74%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25%	3-1-2031	$ 600,000	$ 775,978
Water & sewer revenue: 2.69%
Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	762,433
				5,026,512
Indiana: 4.34%
Miscellaneous revenue: 2.26%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series E	5.00	2-1-2047	500,000	641,521
Water & sewer revenue: 2.08%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series B	5.00	2-1-2028	500,000	588,351
				1,229,872
Louisiana: 0.60%
Water & sewer revenue: 0.60%
New Orleans LA Water Revenue (BAM Insured)	5.00	12-1-2034	150,000	169,703
Massachusetts: 2.54%
Education revenue: 2.04%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	578,493
Health revenue: 0.50%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	140,878
				719,371
Michigan: 6.14%
Education revenue: 2.00%
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds Albion College %%	4.00	12-1-2051	500,000	566,753
Miscellaneous revenue: 2.10%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	594,602
Tax revenue: 0.37%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	105,827
Water & sewer revenue: 1.67%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	473,182
				1,740,364
Minnesota: 0.41%
Education revenue: 0.41%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	100,000	115,974
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 4.81%
GO revenue: 4.81%
Clark County NV Flood Control District	5.00%	11-1-2029	$ 500,000	$ 640,103
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	723,275
				1,363,378
New Jersey: 1.46%
Miscellaneous revenue: 1.03%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	292,059
Tax revenue: 0.43%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	100,000	121,926
				413,985
New York: 6.78%
Education revenue: 1.79%
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	150,000	169,686
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	336,205
				505,891
GO revenue: 0.48%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	136,775
Transportation revenue: 2.24%
New York Metropolitan Transportation Authority Revenue BAN Subordinated Bond Series B-1	5.00	5-15-2022	625,000	635,875
Water & sewer revenue: 2.27%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	643,793
				1,922,334
North Carolina: 0.70%
Housing revenue: 0.70%
North Carolina Capital Facilities Finance Refunding Bonds The Arc of North Carolina Projects Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	198,870
Oregon: 2.22%
GO revenue: 2.22%
Bend OR	5.00	6-1-2050	500,000	628,872
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 6.90%
Education revenue: 3.06%
Allegheny County PA Higher Education Robert Morris University	5.00%	10-15-2037	$ 250,000	$ 286,770
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	582,109
				868,879
Health revenue: 1.56%
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	441,320
Transportation revenue: 2.28%
Pennsylvania Turnpike Commission Turnpike Series B-1	5.25	6-1-2047	535,000	645,873
				1,956,072
South Carolina: 1.17%
Education revenue: 1.17%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	332,629
Texas: 2.37%
GO revenue: 2.37%
Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	671,843
Virginia: 1.33%
Transportation revenue: 1.33%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	375,000	376,230
Washington: 5.38%
Education revenue: 0.61%
Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	173,678
GO revenue: 2.64%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	625,000	749,873
Utilities revenue: 2.13%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00	7-1-2036	500,000	603,036
				1,526,587
Wisconsin: 0.81%
Health revenue: 0.81%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00	12-1-2051	200,000	230,361
Total Municipal obligations (Cost $25,303,862)				26,568,856

The accompanying notes are an integral part of these financial statements.

14  |  Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 8.12%
Investment companies: 8.12%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	2,299,535	$ 2,300,915
Total Short-term investments (Cost $2,300,755)				2,300,915
Total investments in securities (Cost $27,604,617)	101.84%			28,869,771
Other assets and liabilities, net	(1.84)			(522,052)
Total net assets	100.00%			$28,347,719

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$302,778	$5,617,641	$(3,619,733)	$69	$160	$2,300,915	2,299,535	$49
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  15

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $25,303,862)	$ 26,568,856
Investments in affiliated securities, at value (cost $2,300,755)	2,300,915
Receivable for interest	302,939
Receivable from manager	3,568
Receivable for Fund shares sold	100
Total assets	29,176,378
Liabilities
Payable for when-issued transactions	749,558
Professional fees payable	46,673
Dividends payable	2,584
Administration fees payable	1,242
Trustees’ fees and expenses payable	877
Distribution fee payable	561
Payable for Fund shares redeemed	417
Accrued expenses and other liabilities	26,747
Total liabilities	828,659
Total net assets	$28,347,719
Net assets consist of
Paid-in capital	$ 27,254,687
Total distributable earnings	1,093,032
Total net assets	$28,347,719
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,329,602
Shares outstanding – Class A1	63,653
Net asset value per share – Class A	$20.89
Maximum offering price per share – Class A2	$21.87
Net assets – Class C	$ 1,044,995
Shares outstanding – Class C1	50,038
Net asset value per share – Class C	$20.88
Net assets – Class R6	$ 22,001,641
Shares outstanding – Class R6[1]	1,053,313
Net asset value per share – Class R6	$20.89
Net assets – Administrator Class	$ 1,198,881
Shares outstanding – Administrator Class[1]	57,395
Net asset value per share – Administrator Class	$20.89
Net assets – Institutional Class	$ 2,772,600
Shares outstanding – Institutional Class[1]	132,734
Net asset value per share – Institutional Class	$20.89
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Municipal Sustainability Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 326,439
Income from affiliated securities	49
Total investment income	326,488
Expenses
Management fee	56,648
Administration fees
Class A	1,056
Class C	855
Class R6	3,367
Administrator Class	610
Institutional Class	907
Shareholder servicing fees
Class A	1,650
Class C	1,335
Administrator Class	1,526
Distribution fee
Class C	1,294
Custody and accounting fees	2,717
Professional fees	7,831
Registration fees	36,359
Shareholder report expenses	13,498
Trustees’ fees and expenses	9,821
Other fees and expenses	3,051
Total expenses	142,525
Less: Fee waivers and/or expense reimbursements
Fund-level	(73,967)
Class A	(264)
Class C	(374)
Class R6	(1,122)
Administrator Class	(793)
Net expenses	66,005
Net investment income	260,483
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	79,856
Affiliated securities	69
Net realized gains on investments	79,925
Net change in unrealized gains (losses) on
Unaffiliated securities	(277,060)
Affiliated securities	160
Net change in unrealized gains (losses) on investments	(276,900)
Net realized and unrealized gains (losses) on investments	(196,975)
Net increase in net assets resulting from operations	$ 63,508
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  17

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 260,483		$ 500,443
Net realized gains on investments		79,925		128,381
Net change in unrealized gains (losses) on investments		(276,900)		723,884
Net increase in net assets resulting from operations		63,508		1,352,708
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,283)		(17,573)
Class C		(5,000)		(9,545)
Class R6		(214,050)		(432,065)
Administrator Class		(10,419)		(19,469)
Institutional Class		(20,982)		(20,488)
Total distributions to shareholders		(260,734)		(499,140)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,716	246,384	6,252	129,818
Administrator Class	986	20,730	12,749	268,337
Institutional Class	81,574	1,718,238	5,584	116,637
		1,985,352		514,792
Reinvestment of distributions
Class A	136	2,851	25	530
Class C	38	787	0	0
Class R6	3,313	69,263	0	0
Administrator Class	129	2,699	45	932
Institutional Class	596	12,454	20	429
		88,054		1,891
Payment for shares redeemed
Class A	(3,169)	(66,224)	(1,408)	(29,021)
Administrator Class	(392)	(8,170)	(6,122)	(128,854)
Institutional Class	(5,019)	(104,710)	(21)	(433)
		(179,104)		(158,308)
Net increase in net assets resulting from capital share transactions		1,894,302		358,375
Total increase in net assets		1,697,076		1,211,943
Net assets
Beginning of period		26,650,643		25,438,700
End of period		$28,347,719		$26,650,643
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$21.03	$20.35	$20.00
Net investment income	0.17	0.34	0.10
Net realized and unrealized gains (losses) on investments	(0.14)	0.68	0.35
Total from investment operations	0.03	1.02	0.45
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.10)
Net asset value, end of period	$20.89	$21.03	$20.35
Total return[2]	0.12%	5.04%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.85%	2.26%
Net expenses	0.75%	0.75%	0.75%
Net investment income	1.56%	1.64%	1.52%
Supplemental data
Portfolio turnover rate	13%	77%	32%
Net assets, end of period (000s omitted)	$1,330	$1,156	$1,020

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$21.03	$20.35	$20.00
Net investment income	0.10	0.19	0.05
Net realized and unrealized gains (losses) on investments	(0.15)	0.68	0.36
Total from investment operations	(0.05)	0.87	0.41
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.06)
Net asset value, end of period	$20.88	$21.03	$20.35
Total return[2]	(0.24)%	4.30%	2.04%
Ratios to average net assets (annualized)
Gross expenses	1.57%	2.35%	3.01%
Net expenses	1.38% *	1.46% *	1.50%
Net investment income	0.92%	0.93%	0.78%
Supplemental data
Portfolio turnover rate	13%	77%	32%
Net assets, end of period (000s omitted)	$1,045	$1,051	$1,017

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended December 31, 2021 (unaudited)	0.07%
Year ended June 30, 2021	0.04%

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$21.03	$20.35	$20.00
Net investment income	0.20	0.41	0.13 [2]
Net realized and unrealized gains (losses) on investments	(0.14)	0.68	0.35
Total from investment operations	0.06	1.09	0.48
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.13)
Net asset value, end of period	$20.89	$21.03	$20.35
Total return[3]	0.30%	5.41%	2.39%
Ratios to average net assets (annualized)
Gross expenses	0.95%	1.48%	1.88%
Net expenses	0.40%	0.40%	0.40%
Net investment income	1.91%	1.99%	1.87%
Supplemental data
Portfolio turnover rate	13%	77%	32%
Net assets, end of period (000s omitted)	$22,002	$22,082	$21,367

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$21.03	$20.35	$20.00
Net investment income	0.18	0.37	0.11
Net realized and unrealized gains (losses) on investments	(0.14)	0.68	0.35
Total from investment operations	0.04	1.05	0.46
Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.11)
Net asset value, end of period	$20.89	$21.03	$20.35
Total return[2]	0.19%	5.20%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.77%	2.20%
Net expenses	0.60%	0.60%	0.60%
Net investment income	1.71%	1.80%	1.67%
Supplemental data
Portfolio turnover rate	13%	77%	32%
Net assets, end of period (000s omitted)	$1,199	$1,192	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$21.03	$20.35	$20.00
Net investment income	0.20	0.40	0.12
Net realized and unrealized gains (losses) on investments	(0.14)	0.68	0.35
Total from investment operations	0.06	1.08	0.47
Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.12)
Net asset value, end of period	$20.89	$21.03	$20.35
Total return[2]	0.27%	5.36%	2.37%
Ratios to average net assets (annualized)
Gross expenses	0.99%	1.52%	1.93%
Net expenses	0.45%	0.45%	0.45%
Net investment income	1.85%	1.94%	1.82%
Supplemental data
Portfolio turnover rate	13%	77%	32%
Net assets, end of period (000s omitted)	$2,773	$1,169	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Municipal Sustainability Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Sustainability Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24  |  Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $27,604,617 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,325,517
Gross unrealized losses	(60,363)
Net unrealized gains	$1,265,154
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $250,187 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Municipal Sustainability Fund  |  25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 26,568,856	$0	$ 26,568,856
Short-term investments
Investment companies	2,300,915	0	0	2,300,915
Total assets	$2,300,915	$26,568,856	$0	$28,869,771
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

26  |  Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended December 31, 2021 . These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Allspring Municipal Sustainability Fund  |  27

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $3,856,500 and $3,484,096, respectively.
6. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Allspring Municipal Sustainability Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	1,250,632
Shares voted “Against”	287
Shares voted “Abstain”	224
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	1,250,632
Shares voted “Against”	287
Shares voted “Abstain”	224
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Municipal Sustainability Fund  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Allspring Municipal Sustainability Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Municipal Sustainability Fund  |  31

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32  |  Allspring Municipal Sustainability Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00243 02-22
SA297/SAR297 12-21

Semi-Annual Report
December 31, 2021
Allspring
Pennsylvania Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Pennsylvania Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Pennsylvania Tax-Free Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Pennsylvania Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

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This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin, Robert J. Miller

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKVAX)	12-27-1990	-2.44	2.75	3.27	2.14	3.70	3.74	0.94	0.74
Class C (EKVCX)	2-1-1993	0.48	2.93	2.98	1.48	2.93	2.98	1.69	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	2.39	3.95	4.00	0.61	0.49
Bloomberg Municipal Bond Index[3]	–	–	–	–	1.52	4.17	3.72	–	–
Bloomberg Pennsylvania Municipal Bond Index[4]	–	–	–	–	1.85	4.57	4.03	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[4]	The Bloomberg Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Pennsylvania Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Pennsylvania Tax-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.74	$3.74	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class C
Actual	$1,000.00	$1,001.10	$7.52	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Institutional Class
Actual	$1,000.00	$1,006.00	$2.48	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.07%
Florida: 0.75%
Industrial development revenue: 0.75%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$ 1,003,492
Guam: 0.92%
Airport revenue: 0.49%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	648,645
Tax revenue: 0.43%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F	4.00	1-1-2036	500,000	575,885
				1,224,530
New Jersey: 0.27%
Tax revenue: 0.27%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	300,000	364,613
Pennsylvania: 96.13%
Airport revenue: 3.97%
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	4.00	1-1-2040	1,500,000	1,752,915
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	5.00	1-1-2051	1,500,000	1,864,530
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,705,652
				5,323,097
Education revenue: 21.36%
Allegheny County PA Higher Education Building Authority Duquesne University Series A	4.00	3-1-2040	1,500,000	1,749,717
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	860,309
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,328,122
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	375,000	385,763
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,130,119
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	375,000	393,189
Delaware County PA Neumann University Bond	5.00	10-1-2039	250,000	305,275
Huntingdon County PA AICUP Financing Program	5.00	10-1-2051	2,000,000	2,418,414
Latrobe PA IDA Seton Hall University	4.00	3-1-2051	800,000	864,323
Lehigh County PA IDA Seven Generations Charter School	4.00	5-1-2051	750,000	796,904
Lycoming County Pennsylvania College of Technology	5.00	10-1-2023	325,000	351,136
Montgomery County PA Higher Education & Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,671,721
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2041	450,000	493,578
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	225,000	260,356
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2051	825,000	950,684
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,160,007
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pennsylvania HEFAR Temple University First Series	5.00%	4-1-2032	$1,000,000	$ 1,011,762
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,641,339
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,581,948
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,131,143
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	262,671
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	172,250
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	274,998
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,488,910
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,078,608
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,135,665
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,288,878
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2032	330,000	392,621
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2033	315,000	374,031
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2034	550,000	651,830
				28,606,271
GO revenue: 23.32%
Allegheny County PA Series C-78	4.00	11-1-2049	1,000,000	1,185,425
Allentown PA Notes (BAM Insured)	4.00	10-1-2045	1,250,000	1,437,300
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2035	250,000	297,756
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	416,130
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	415,311
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	296,189
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,338,652
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	722,754
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,191,777
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	643,510
Leechburg PA School District (BAM Insured)	4.00	2-1-2044	1,305,000	1,349,580
North Allegheny PA School District	5.00	5-1-2030	100,000	128,572
North Eastern Pennsylvania School District (AGM Insured)	4.00	9-1-2029	945,000	1,135,628
North Eastern Pennsylvania School District	5.00	5-1-2031	290,000	370,926
Oil City PA Series A (AGM Insured)	4.00	12-1-2039	315,000	368,526
Oil City PA Series A (AGM Insured)	4.00	12-1-2040	250,000	292,039
Oil City PA Series A (AGM Insured)	4.00	12-1-2041	250,000	291,442
Oil City PA Series A (AGM Insured)	4.00	12-1-2042	200,000	232,793
Parkland PA School District Series A	4.00	2-1-2029	300,000	360,038
Parkland PA School District Series B	4.00	2-1-2036	650,000	766,663
Penn-Delco School District	4.00	6-1-2045	1,000,000	1,120,405
Pequea Valley School District	3.00	5-15-2024	225,000	238,060
Pequea Valley School District	4.00	5-15-2049	750,000	881,073
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,648,450
Philadelphia PA School District Refunding Bond Series A (AGM / FGIC Insured)	5.00	6-1-2024	1,385,000	1,524,608
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,505,023
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA Series A	5.00%	8-1-2036	$1,250,000	$ 1,505,708
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	561,313
Pittsburgh PA	4.00	9-1-2041	1,100,000	1,277,803
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,624,448
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,693,037
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,191,512
West Shore PA School District	5.00	11-15-2048	1,500,000	1,794,987
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	120,217
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	147,955
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	63,168
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	88,383
				31,227,161
Health revenue: 17.80%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	2,017,955
Allegheny County PA Hospital Development Authority Health Center Series B (NPFGC Insured)	6.00	7-1-2027	1,800,000	2,291,857
Berks County PA IDA Tower Health Project	5.00	11-1-2037	930,000	1,055,522
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	452,569
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	299,952
Cumberland County PA Municipal Authority	5.00	1-1-2028	1,825,000	2,029,332
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	509,222
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,176,483
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	291,983
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	514,929
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	427,867
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,144,913
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	562,427
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	1,202,438
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,011,638
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,146,535
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,529,089
Pennsylvania EDFA Series A	5.00	10-15-2035	645,000	852,183
Pennsylvania EDFA Series A	5.00	10-15-2036	800,000	1,055,020
Pennsylvania EDFA Series A-1	4.00	4-15-2037	700,000	825,311
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,801,099
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2022	70,000	71,936
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2023	75,000	79,388
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00%	11-15-2041	$ 370,000	$ 424,586
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2046	525,000	597,715
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	470,742
				23,842,691
Housing revenue: 0.43%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	575,414
Industrial development revenue: 0.46%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond %%	5.00	5-1-2042	500,000	622,170
Miscellaneous revenue: 14.79%
Delaware County PA Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,685,503
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,089,368
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	2,000,000	2,553,066
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,203,766
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	331,200
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,019,821
Pennsylvania EDFA Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	400,000	462,701
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2022	1,200,000	1,193,114
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2023	3,790,000	3,730,270
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	662,782
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	878,018
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	404,911
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	735,380
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,910,886
Philadelphia PA Industrial Philadelphia Museum of Art Energy Saving Program Series A	5.00	2-15-2038	785,000	953,165
				19,813,951
Tobacco revenue: 2.24%
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0060 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.14	6-1-2034	3,000,000	3,000,000
Transportation revenue: 5.99%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	697,515
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,214,045
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Series A-2	5.00%	12-1-2048	$2,000,000	$ 2,466,159
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,641,983
				8,019,702
Water & sewer revenue: 5.77%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,210,172
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,680,433
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project øø	2.45	12-1-2039	500,000	543,308
Mountaintop Area Joint Sanitary Authority (BAM Insured)	4.00	12-15-2031	350,000	414,709
Mountaintop Area Joint Sanitary Authority (BAM Insured)	4.00	12-15-2032	300,000	356,516
Mountaintop Area Joint Sanitary Authority (BAM Insured)	4.00	12-15-2033	300,000	355,484
Mountaintop Area Joint Sanitary Authority (BAM Insured)	4.00	12-15-2034	570,000	673,632
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,493,850
				7,728,104
				128,758,561
Total Municipal obligations (Cost $122,581,713)				131,351,196

		Yield	Shares
Short-term investments: 1.62%
Investment companies: 1.62%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	2,171,133	2,172,436
Total Short-term investments (Cost $2,172,313)				2,172,436
Total investments in securities (Cost $124,754,026)	99.69%			133,523,632
Other assets and liabilities, net	0.31			413,598
Total net assets	100.00%			$133,937,230

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$787,071	$16,731,536	$(15,346,879)	$585	$123	$2,172,436	2,171,133	$210
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Pennsylvania Tax-Free Fund

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $122,581,713)	$ 131,351,196
Investments in affiliated securities, at value (cost $2,172,313)	2,172,436
Cash due from broker	8,000
Receivable for interest	1,263,443
Receivable for Fund shares sold	3,337
Prepaid expenses and other assets	26,421
Total assets	134,824,833
Liabilities
Payable for when-issued transactions	626,260
Dividends payable	121,148
Payable for Fund shares redeemed	45,872
Management fee payable	30,530
Administration fees payable	13,175
Distribution fee payable	3,464
Accrued expenses and other liabilities	47,154
Total liabilities	887,603
Total net assets	$133,937,230
Net assets consist of
Paid-in capital	$ 125,220,677
Total distributable earnings	8,716,553
Total net assets	$133,937,230
Computation of net asset value and offering price per share
Net assets – Class A	$ 43,830,521
Shares outstanding – Class A1	3,686,160
Net asset value per share – Class A	$11.89
Maximum offering price per share – Class A2	$12.45
Net assets – Class C	$ 5,063,992
Shares outstanding – Class C1	426,734
Net asset value per share – Class C	$11.87
Net assets – Institutional Class	$ 85,042,717
Shares outstanding – Institutional Class[1]	7,152,032
Net asset value per share – Institutional Class	$11.89
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  15

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 2,022,719
Income from affiliated securities	210
Total investment income	2,022,929
Expenses
Management fee	269,200
Administration fees
Class A	35,060
Class C	4,778
Institutional Class	33,921
Shareholder servicing fees
Class A	54,770
Class C	7,439
Distribution fee
Class C	22,291
Custody and accounting fees	5,370
Professional fees	28,275
Registration fees	23,120
Shareholder report expenses	13,651
Trustees’ fees and expenses	9,821
Other fees and expenses	5,330
Total expenses	513,026
Less: Fee waivers and/or expense reimbursements
Fund-level	(77,911)
Class A	(18,825)
Class C	(2,305)
Net expenses	413,985
Net investment income	1,608,944
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(193)
Affiliated securities	585
Futures contracts	5,764
Net realized gains on investments	6,156
Net change in unrealized gains (losses) on
Unaffiliated securities	(933,522)
Affiliated securities	123
Net change in unrealized gains (losses) on investments	(933,399)
Net realized and unrealized gains (losses) on investments	(927,243)
Net increase in net assets resulting from operations	$ 681,701
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Pennsylvania Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 1,608,944		$ 3,565,698
Net realized gains on investments		6,156		671,328
Net change in unrealized gains (losses) on investments		(933,399)		1,724,132
Net increase in net assets resulting from operations		681,701		5,961,158
Distributions to shareholders from
Net investment income and net realized gains
Class A		(496,926)		(1,075,690)
Class C		(46,085)		(132,697)
Institutional Class		(1,066,910)		(2,271,663)
Total distributions to shareholders		(1,609,921)		(3,480,050)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	456,758	5,457,387	320,556	3,801,618
Class C	3,288	39,036	28,621	340,569
Institutional Class	566,706	6,770,107	766,728	9,122,470
		12,266,530		13,264,657
Reinvestment of distributions
Class A	38,585	459,755	84,782	1,006,838
Class C	3,692	43,918	10,615	125,775
Institutional Class	38,776	462,025	84,467	1,003,170
		965,698		2,135,783
Payment for shares redeemed
Class A	(312,201)	(3,738,482)	(439,252)	(5,205,358)
Class C	(122,772)	(1,458,390)	(212,548)	(2,515,177)
Institutional Class	(298,415)	(3,564,126)	(866,403)	(10,302,242)
		(8,760,998)		(18,022,777)
Net increase (decrease) in net assets resulting from capital share transactions		4,471,230		(2,622,337)
Total increase (decrease) in net assets		3,543,010		(141,229)
Net assets
Beginning of period		130,394,220		130,535,449
End of period		$133,937,230		$130,394,220
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.97	$11.75	$11.78	$11.48	$11.67	$12.13
Net investment income	0.14 [1]	0.31	0.35	0.35	0.38	0.36
Net realized and unrealized gains (losses) on investments	(0.08)	0.22	(0.04)	0.32	(0.19)	(0.46)
Total from investment operations	0.06	0.53	0.31	0.67	0.19	(0.10)
Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.34)	(0.34)	(0.38)	(0.36)
Tax basis return of capital	0.00	0.00	0.00	(0.03)	0.00	0.00
Total distributions to shareholders	(0.14)	(0.31)	(0.34)	(0.37)	(0.38)	(0.36)
Net asset value, end of period	$11.89	$11.97	$11.75	$11.78	$11.48	$11.67
Total return[2]	0.47%	4.52%	2.65%	6.00%	1.62%	(0.83)%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.97%	0.96%	0.91%	0.90%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.27%	2.64%	2.92%	3.07%	3.25%	3.02%
Supplemental data
Portfolio turnover rate	5%	21%	14%	9%	10%	20%
Net assets, end of period (000s omitted)	$43,831	$41,945	$41,550	$41,255	$40,664	$45,381

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Pennsylvania Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.95	$11.73	$11.76	$11.45	$11.65	$12.11
Net investment income	0.09 [1]	0.22	0.27	0.26 [1]	0.29 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.22	(0.05)	0.34	(0.20)	(0.46)
Total from investment operations	0.01	0.44	0.22	0.60	0.09	(0.19)
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.25)	(0.26)	(0.29)	(0.27)
Tax basis return of capital	0.00	0.00	0.00	(0.03)	0.00	0.00
Total distributions to shareholders	(0.09)	(0.22)	(0.25)	(0.29)	(0.29)	(0.27)
Net asset value, end of period	$11.87	$11.95	$11.73	$11.76	$11.45	$11.65
Total return[2]	0.11%	3.74%	1.89%	5.31%	0.77%	(1.58)%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.68%	1.72%	1.70%	1.66%	1.65%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	1.51%	1.89%	2.23%	2.32%	2.50%	2.27%
Supplemental data
Portfolio turnover rate	5%	21%	14%	9%	10%	20%
Net assets, end of period (000s omitted)	$5,064	$6,485	$8,394	$8,768	$13,440	$16,323

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Pennsylvania Tax-Free Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.97	$11.75	$11.78	$11.48	$11.67	$12.13
Net investment income	0.15	0.34	0.38	0.38	0.40	0.39 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.21	(0.04)	0.32	(0.18)	(0.46)
Total from investment operations	0.07	0.55	0.34	0.70	0.22	(0.07)
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.37)	(0.37)	(0.41)	(0.39)
Tax basis return of capital	0.00	0.00	0.00	(0.03)	0.00	0.00
Total distributions to shareholders	(0.15)	(0.33)	(0.37)	(0.40)	(0.41)	(0.39)
Net asset value, end of period	$11.89	$11.97	$11.75	$11.78	$11.48	$11.67
Total return[2]	0.60%	4.78%	2.91%	6.27%	1.88%	(0.58)%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.64%	0.62%	0.58%	0.57%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.52%	2.88%	3.18%	3.31%	3.50%	3.27%
Supplemental data
Portfolio turnover rate	5%	21%	14%	9%	10%	20%
Net assets, end of period (000s omitted)	$85,043	$81,964	$80,592	$79,128	$88,663	$102,672

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a

Allspring Pennsylvania Tax-Free Fund  |  21

Notes to financial statements (unaudited)
regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $124,754,028 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,829,068
Gross unrealized losses	(59,464)
Net unrealized gains	$8,769,604
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $60,789 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 131,351,196	$0	$ 131,351,196
Short-term investments
Investment companies	2,172,436	0	0	2,172,436
Total assets	$2,172,436	$131,351,196	$0	$133,523,632
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring

Allspring Pennsylvania Tax-Free Fund  |  23

Notes to financial statements (unaudited)
Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.74%
Class C	1.49
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $390 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

24  |  Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $10,755,912 and $6,860,000, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2021, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $92,818 in short futures contracts during the six months ended December 31, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of Pennsylvania.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Pennsylvania Tax-Free Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	5,994,904
Shares voted “Against”	98,710
Shares voted “Abstain”	816,541
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	5,961,874
Shares voted “Against”	92,990
Shares voted “Abstain”	855,291
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Pennsylvania Tax-Free Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

28  |  Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Pennsylvania Tax-Free Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00244 02-22
SA255/SAR255 12-21

Semi-Annual Report
December 31, 2021
Allspring
Short-Term Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Short-Term Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Short-Term Municipal Bond Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Short-Term Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Short-Term Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce Johns, Brandon Pae, Nicholos Venditti

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WSMAX)	7-18-2008	-1.84	1.15	1.06	0.17	1.56	1.26	0.77	0.63
Class C (WSSCX)	1-31-2003	-1.58	0.80	0.51	-0.58	0.80	0.51	1.52	1.38
Class R6 (WSSRX)[3]	7-31-2018	–	–	–	0.45	1.82	1.51	0.39	0.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	0.16	1.58	1.27	0.71	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	0.40	1.79	1.49	0.44	0.40
Bloomberg 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	0.36	1.75	1.31	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6, 0.60% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg 1 Year Municipal Bond Index and 50% in the Bloomberg 3 Year Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Short-Term Municipal Bond Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Short-Term Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 998.86	$3.17	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Class C
Actual	$1,000.00	$ 995.07	$6.94	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Class R6
Actual	$1,000.00	$1,000.27	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$ 998.63	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,000.02	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.98%
California: 0.58%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (144 shares) 0.30% 144Aø	$14,400,000	$ 14,400,000
Other: 0.40%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 0.30% ø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $24,400,000)		24,400,000

	Interest rate	Maturity date
Municipal obligations: 98.89%
Alabama: 3.54%
Airport revenue: 0.09%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	475,000	508,255
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	1,070,353
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	611,389
				2,189,997
GO revenue: 0.28%
City of Hoover Alabama General Obligation Warrants Series 2016	4.00	7-1-2035	6,005,000	6,905,360
Health revenue: 0.28%
Alabama Health Care Authority for Baptist Health Series B ø	0.25	11-1-2042	6,500,000	6,500,000
East Alabama Health Care Authority Series B ø	0.16	9-1-2039	524,000	524,000
				7,024,000
Industrial development revenue: 0.39%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,575,386
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	1,040,016
				9,615,402
Utilities revenue: 2.50%
Alabama Black Belt Energy Gas District Alabama Gas Project #7 Series C1	4.00	12-1-2025	1,500,000	1,672,237
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,926,396
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,455,845
Alabama Black Belt Energy Gas District Series A	4.00	10-1-2049	9,500,000	10,773,962
Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	3,935,391
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.25	8-1-2037	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00%	8-1-2024	$ 985,000	$ 1,094,405
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	487,925
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2026	500,000	591,678
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	20,060,000	21,506,807
				62,444,646
				88,179,405
Alaska: 0.58%
Airport revenue: 0.26%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2026	1,500,000	1,784,960
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2027	3,030,000	3,692,731
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2028	775,000	966,194
				6,443,885
Health revenue: 0.19%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	645,737
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	835,294
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,504,600
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,636,800
				4,622,431
Miscellaneous revenue: 0.13%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,717,798
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,624,775
				3,342,573
				14,408,889
Arizona: 2.45%
Education revenue: 0.01%
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2027	170,000	195,349
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2028	175,000	200,066
				395,415
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.12%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	3.00%	7-15-2022	$ 700,000	$ 710,133
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2024	1,150,000	1,249,872
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	1,025,940
				2,985,945
Health revenue: 0.71%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	0.36	1-1-2046	4,000,000	4,000,002
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	0.67	1-1-2035	4,570,000	4,592,392
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	0.90	9-1-2048	9,000,000	9,044,897
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	25,000	25,009
				17,662,300
Industrial development revenue: 1.50%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	33,892,859
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,215,120
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,120,000	2,339,416
				37,447,395
Miscellaneous revenue: 0.11%
Phoenix AZ Civic Improvement Corporation Senior Lien Airport Revenue Refunding Bonds Series 2013	5.00	7-1-2028	2,500,000	2,664,155
				61,155,210
Arkansas: 0.17%
Health revenue: 0.07%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,555,611
Housing revenue: 0.08%
Arkansas Development Finance Authority Multifmily Housing Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	2,000,000	2,027,147
Tax revenue: 0.02%
Cabot Arkansas Sales Tax & Improvement Series B	5.00	12-1-2028	435,000	546,603
				4,129,361
California: 5.29%
GO revenue: 0.28%
Kern Community College District CAB BAN ¤	0.00	8-1-2023	7,000,000	6,957,928
Health revenue: 0.13%
California CDA Series 2020A	5.00	4-1-2026	570,000	671,903
California CDA Series 2020A	5.00	4-1-2027	845,000	1,024,483
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	0.79	11-1-2036	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00%	7-1-2024	$ 200,000	$ 221,434
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	229,222
				3,147,042
Housing revenue: 0.62%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	0.35	10-1-2036	3,370,000	3,370,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.35	5-1-2049	12,000,000	12,000,000
				15,370,000
Industrial development revenue: 0.53%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2020A 144Aøø	0.20	1-1-2050	13,135,000	13,134,880
Miscellaneous revenue: 0.46%
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00	10-1-2047	1,000,000	1,110,299
California School Cash Reserve Program Authority Series L ##	2.00	1-31-2022	3,000,000	3,004,133
Ceres CA Financing Authority Water System Revenue Bond Series 2020 øø	0.50	6-1-2050	7,400,000	7,400,551
				11,514,983
Resource recovery revenue: 0.40%
California PCFA Series A 144Aøø	0.20	8-1-2023	10,000,000	9,999,986
Tax revenue: 0.06%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,451,254
Tobacco revenue: 0.00%
California Tobacco Securitization Senior Bond Series B-1	0.45	6-1-2030	100,000	101,353
Transportation revenue: 1.78%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	0.94	4-1-2045	25,500,000	25,640,010
Bay Area Toll Authority Toll Bridge Sanitary Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	0.55	4-1-2056	2,750,000	2,774,192
Bay Area Toll Authority Toll Bridge Sanitary Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	0.41	4-1-2056	16,000,000	15,999,998
				44,414,200
Utilities revenue: 0.41%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021A	4.00	10-1-2052	3,900,000	4,501,995
Lassen CA Municipal Utility District Certificates of Participation Series 2021	4.00	5-1-2024	400,000	428,919
Lassen CA Municipal Utility District Certificates of Participation Series 2021	4.00	5-1-2025	415,000	455,689
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lassen CA Municipal Utility District Certificates of Participation Series 2021	4.00%	5-1-2026	$ 435,000	$ 487,107
Lassen CA Municipal Utility District Certificates of Participation Series 2021	4.00	5-1-2027	450,000	510,597
Lassen CA Municipal Utility District Certificates of Participation Series 2021	4.00	5-1-2028	470,000	538,834
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	1.54	11-15-2026	2,000,000	2,074,795
Vernon California Electric System Series A %%	5.00	8-1-2024	685,000	746,245
Vernon California Electric System Series A %%	5.00	8-1-2025	500,000	562,019
				10,306,200
Water & sewer revenue: 0.62%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	0.47	12-1-2035	15,500,000	15,516,032
				131,913,858
Colorado: 0.99%
Airport revenue: 0.04%
Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,039,966
Education revenue: 0.11%
University Colorado Enterprise System Refunding Bond Series C3 Class A	2.00	6-1-2051	2,500,000	2,625,498
GO revenue: 0.15%
Grand River CO Hospital District ##	5.00	12-1-2022	1,450,000	1,508,450
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,269,620
Sand Creek CO Metropolitan District GO Series 2020A	4.00	12-1-2024	550,000	602,630
Sand Creek CO Metropolitan District GO Series 2020A	4.00	12-1-2025	400,000	448,711
				3,829,411
Health revenue: 0.17%
Colorado Health Facilities Authority Hospital Adventhealth Obligated Group Series B	5.00	11-15-2049	900,000	1,085,958
Colorado Health Facilities Authority Hospital Adventhealth Obligated Group Series C	5.00	11-15-2036	2,290,000	2,762,246
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	349,871
				4,198,075
Miscellaneous revenue: 0.35%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,372,853
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,759,361
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,593,324
				8,725,538
Tax revenue: 0.03%
Colorado Regional Transportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	619,864
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.12%
E-470 Public Highway Authority Colorado Series A	5.00%	9-1-2024	$ 450,000	$ 503,398
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	347,688
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	2,092,576
				2,943,662
Water & sewer revenue: 0.02%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	615,613
				24,597,627
Connecticut: 1.69%
Education revenue: 0.43%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	131,544
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	158,229
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,063,725
Connecticut Higher Education Supplemental Loan Authority Loan Program Series A	3.60	11-15-2023	1,265,000	1,324,879
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2024	250,000	277,273
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2025	400,000	454,416
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2026	585,000	678,240
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	5.00	11-15-2025	500,000	576,178
				10,664,484
GO revenue: 0.17%
Bridgeport CT General Obligation Refunding Bond Series 2021C	5.00	2-15-2023	550,000	578,487
Bridgeport CT General Obligation Refunding Bond Series 2021C	5.00	2-15-2026	1,325,000	1,550,936
Connecticut Series C	4.00	6-1-2025	1,000,000	1,117,645
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	845,103
				4,092,171
Health revenue: 0.47%
Connecticut Health & Educational Yale New Haven Health Series A	5.00	7-1-2028	1,975,000	2,194,459
Connecticut HEFA Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	8,440,899
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M %%	5.00	7-1-2026	375,000	434,712
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M %%	5.00	7-1-2027	250,000	296,828
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M %%	5.00	7-1-2028	300,000	363,377
				11,730,275
Housing revenue: 0.40%
Meriden CT MFHR Yale Acres Project ##	1.73	8-1-2022	10,000,000	10,010,617
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.22%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00%	5-1-2026	$ 1,200,000	$ 1,422,677
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	4,151,106
				5,573,783
				42,071,330
Delaware: 0.16%
Utilities revenue: 0.16%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	4,056,573
District of Columbia: 1.31%
Airport revenue: 0.87%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,633,166
Metropolitan Washington Airports Authority Series A	5.00	10-1-2024	3,450,000	3,568,615
Metropolitan Washington Airports Authority Series A	5.00	10-1-2026	7,500,000	8,936,343
Metropolitan Washington Airports Authority System Revenue and Refunding Bonds Series 2021A	5.00	10-1-2027	1,000,000	1,221,218
Metropolitan Washington Airports Authority System Revenue and Refunding Bonds Series 2021A	5.00	10-1-2028	1,000,000	1,251,115
				21,610,457
Housing revenue: 0.10%
District of Columbia HFA MFHR Strand Residences Project	1.45	2-1-2039	2,500,000	2,516,781
Transportation revenue: 0.09%
Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,317,872
Water & sewer revenue: 0.25%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	6,178,456
				32,623,566
Florida: 4.86%
Airport revenue: 1.02%
Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,069,831
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Prerefunded	5.00	10-1-2025	1,355,000	1,573,661
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Unrefunded	5.00	10-1-2025	645,000	745,713
Miami-Dade County FL Aviation Refunding Bonds Series 2014	5.00	10-1-2028	10,000,000	11,143,042
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XF2947 144Aø	0.16	10-1-2045	10,000,000	10,000,000
				25,532,247
Education revenue: 0.21%
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2024	500,000	550,799
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00%	10-1-2025	$ 1,000,000	$ 1,131,939
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2026	1,000,000	1,159,594
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	572,271
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	883,245
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2026	250,000	280,836
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2027	255,000	289,899
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2028	270,000	310,472
				5,179,055
Health revenue: 0.90%
Highlands County FL Health Facilities Authority Adventist Health System Series I5 ø	0.10	11-15-2035	8,750,000	8,750,000
Jacksonville FL HCFR Baptist Health Series D ø	0.10	8-1-2036	3,000,000	3,000,000
North Broward FL Hospital District Series B	5.00	1-1-2022	1,570,000	1,570,000
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,774,339
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,169,624
Pompano Beach FL Refunding Bond John Knox Village Project	3.25	9-1-2023	665,000	686,088
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2022	115,000	118,056
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2023	115,000	120,950
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2024	145,000	155,586
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2025	180,000	196,387
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2026	185,000	204,458
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2027	215,000	240,275
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2028	200,000	225,408
Tender Option Bond Trust Receipts/Certificates 2020-XM0868 (JPMorgan Chase & Company LIQ) 144Aø	0.16	2-15-2026	3,225,000	3,225,000
				22,436,171
Housing revenue: 0.63%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	9,000,000	9,094,705
Miami-Dade County FL HFA MFHR Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,523,308
				15,618,013
Miscellaneous revenue: 0.50%
Capital Trust Agency Florida Marie Shelby Botanical Gardens 144A	4.00	6-15-2022	1,200,000	1,211,315
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	11,147,803
				12,359,118
Resource recovery revenue: 0.07%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,882,763
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.57%
Department of Environmental Protection Florida Forever Series A	5.00%	7-1-2023	$ 7,720,000	$ 7,900,345
Leon County FL School District	4.00	9-1-2026	6,000,000	6,351,575
				14,251,920
Transportation revenue: 0.05%
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2024	300,000	336,296
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2026	735,000	879,665
				1,215,961
Utilities revenue: 0.11%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,803,758
Orlando FL Commission Utility System Series B	1.25	10-1-2046	1,000,000	1,012,116
				2,815,874
Water & sewer revenue: 0.80%
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2027	680,000	821,566
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2028	1,360,000	1,683,584
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	14,160,000	16,536,740
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	200,000	238,097
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	243,869
Wildwood Utility Dependent District Utility South Sumter Utility Project	5.00	10-1-2028	250,000	311,125
				19,834,981
				121,126,103
Georgia: 2.90%
GO revenue: 0.00%
Georgia State Series D	5.00	2-1-2022	145,000	145,535
Health revenue: 0.05%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,181,077
Industrial development revenue: 0.22%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,387,245
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	1,040,016
				5,427,261
Utilities revenue: 2.63%
Burke County Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,644,397
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55%	12-1-2049	$ 4,000,000	$ 4,031,328
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	226,060
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	350,229
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	261,136
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	434,424
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,125,214
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,611,258
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	16,000,000	18,491,467
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2026	1,100,000	1,258,431
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2027	1,215,000	1,412,665
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	2,500,000	2,505,015
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,534,893
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2027	165,000	198,702
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A	5.00	1-1-2028	200,000	246,609
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2847 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.14	1-1-2056	4,315,000	4,315,000
				65,646,828
				72,400,701
Guam: 0.07%
Tax revenue: 0.07%
Government of Guam Business Privilege Series F	5.00	1-1-2028	500,000	602,306
Government of Guam Business Privilege Series F	5.00	1-1-2029	1,000,000	1,226,467
				1,828,773
Hawaii: 0.54%
GO revenue: 0.18%
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2024	1,000,000	1,092,768
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2025	3,000,000	3,390,198
				4,482,966
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.36%
Hawaii Department of Transportation Airports Division Series 2013	5.25%	8-1-2025	$ 1,945,000	$ 2,086,774
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,812,862
				8,899,636
				13,382,602
Illinois: 9.09%
Airport revenue: 1.34%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,100,000
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,435,513
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,000,000
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,550,000
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	13,933,601
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,451,282
				33,470,396
Education revenue: 0.51%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	742,771
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,460,253
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	793,750
Illinois State University Auxiliary Facilities System Series B	5.00	4-1-2024	415,000	454,467
Southern Illinois University Board of Trustees Southern Illnois University Housing and Auxiliary Facilities System Series A	4.00	4-1-2027	780,000	894,975
Southern Illnois University Board of Trustees Southern Illnois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2026	825,000	929,234
University of Illinois Refunding Bond Auxiliary Facilities Series A	5.00	4-1-2027	5,000,000	5,279,913
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,077,559
				12,632,922
GO revenue: 2.56%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	520,810
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,168,151
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2030	2,250,000	2,841,561
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2022	10,505,000	10,505,000
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2023	1,450,000	1,517,706
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,754,986
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	525,000	525,000
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2022	5,340,000	5,340,000
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	3,300,000	3,454,089
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Community Unit School District #100 Boone, McHenry and Dekalb Counties ILL General Obligation Refunding School Bonds, Series 2021B	4.00%	1-1-2027	$ 4,525,000	$ 5,211,590
Community Unit School District #100 Boone, McHenry and Dekalb Counties ILL General Obligation Refunding School Bonds, Series 2021B	4.00	1-1-2028	2,100,000	2,454,178
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,000,000	1,166,860
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,463,604
Dekalb & Kane Counties IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	3,121,358
Grundy Dendall & Will Counties IL Community High School District #111 Minooka Refund Bond %%	4.00	5-1-2027	500,000	574,897
Grundy Kendall & Will Counties IL Community High School District #111 Minooka Refunding Bond %%	4.00	5-1-2026	635,000	715,690
Illinois Series 2014	5.00	4-1-2022	3,000,000	3,034,401
Illinois Series 2020	5.13	5-1-2022	2,000,000	2,031,587
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,065,264
Kane, Cook, DuPage, McHenry & Dekalb Counties Refunding Bond Series B	4.00	12-15-2026	960,000	1,114,738
Kane, Cook, DuPage, McHenry & Dekalb Counties Refunding Bond Series B	4.00	12-15-2027	795,000	940,460
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,660,000	1,716,440
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	884,598
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	533,109
Whiteside & Lee Counties IL Community Unit School District Series A	4.00	12-1-2024	1,490,000	1,632,580
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,134,665
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	500,000
				63,923,322
Health revenue: 0.54%
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	574,872
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	591,157
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap +0.70%) ±	0.80	5-1-2042	2,250,000	2,255,142
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	4,116,554
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,715,840
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,035,000	1,114,673
				13,368,238
Housing revenue: 0.31%
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%)(FNMA LOC, FNMA LIQ) ±	1.10	5-15-2050	7,500,000	7,680,101
Miscellaneous revenue: 1.61%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,541,404
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,834,226
Illinois Refunding Bond	5.00	2-1-2022	4,895,000	4,912,645
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	9,209,317
Illinois Series 2017D	5.00	11-1-2026	8,025,000	9,522,539
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Series 2021A	5.00%	3-1-2028	$ 2,500,000	$ 3,044,848
Will County IL Community Unit School District #201	5.00	1-1-2041	8,000,000	8,001,539
				40,066,518
Tax revenue: 1.57%
Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,985,000	3,048,243
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	955,000	955,000
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	650,000	669,044
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,165,000	1,187,171
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,202,487
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,442,468
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,482,087
Illinois Series 2013	5.00	6-15-2024	585,000	622,801
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	507,865
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	693,581
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,301,721
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A %%	3.00	6-15-2025	2,000,000	2,118,744
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,152,141
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	500,000	557,616
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2026	200,000	227,160
Village of Matteson IL General Obligation Refunding Bonds Series 2021A	4.00	12-1-2027	300,000	346,024
Village of Matteson IL General Obligation Refunding Bonds Series 2021A	4.00	12-1-2027	575,000	663,213
				39,177,366
Tobacco revenue: 0.49%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,230,830
Transportation revenue: 0.10%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,473,185
Water & sewer revenue: 0.06%
Geneva IL Waterworks Sewage Alternate	4.00	2-1-2027	450,000	518,890
Geneva IL Waterworks Sewage Alternate	4.00	2-1-2028	280,000	327,345
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	400,000	446,093
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020	5.00	12-30-2027	280,000	342,129
				1,634,457
				226,657,335
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.69%
Health revenue: 0.85%
Indiana Finance Authority Deaconess Health System Series B (SIFMA Municipal Swap +0.30%) ±	0.40%	3-1-2039	$ 6,000,000	$ 6,000,000
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,039,469
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,376,752
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,377,774
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	867,245
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,125,925
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,073,385
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,130,000	5,130,000
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	518,081
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	538,240
				21,046,871
Industrial development revenue: 0.36%
Indiana Finance Authority Environmental Revenue Bonds Mittal Steel USA Project 2006 ø	0.18	8-1-2030	9,000,000	9,000,000
Miscellaneous revenue: 0.48%
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2026	3,000,000	3,547,301
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	7,288,728
Mishawaka Redevelopment Authority Lease Rental Revenue Bonds of 2021 (BAM Insured)	5.00	2-15-2027	1,025,000	1,229,889
				12,065,918
				42,112,789
Iowa: 0.65%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	520,997
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	758,573
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,121,362
				2,400,932
GO revenue: 0.08%
Indianola IA General Obligation Capital Loan Notes Series 2021	3.00	6-1-2027	855,000	951,019
Indianola IA General Obligation Capital Loan Notes Series 2021	4.00	6-1-2028	880,000	1,043,009
				1,994,028
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.47%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00%	9-1-2049	$10,000,000	$ 11,687,389
				16,082,349
Kansas: 0.34%
Health revenue: 0.34%
Kansas Development Finance Authority Adventhealth Obligated Group Hospital Series B	5.00	11-15-2054	5,000,000	6,317,922
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,055,885
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,145,244
				8,519,051
Kentucky: 2.45%
Education revenue: 0.07%
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2027	525,000	595,305
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2028	545,000	624,119
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2026	210,000	237,376
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2028	250,000	292,921
				1,749,721
Health revenue: 0.19%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,788,260
Housing revenue: 0.48%
Kentucky Housing Corporation MFHR Chapel House Apartments Project øø	0.80	9-1-2022	3,070,000	3,072,882
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	9,000,000	9,006,257
				12,079,139
Miscellaneous revenue: 0.02%
Kentucky State University Certificates of Participation Series 2021 (BAM Insured)	5.00	11-1-2027	160,000	195,481
Kentucky State University Certificates of Participation Series 2021 (BAM Insured)	5.00	11-1-2028	200,000	250,097
				445,578
Utilities revenue: 1.69%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	28,424,097
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35%	11-1-2027	$ 7,500,000	$ 7,536,263
Trimble County KY PCR Refunding Bonds Louisville Gas and Electric Company	1.30	9-1-2044	6,000,000	6,052,300
				42,012,660
				61,075,358
Louisiana: 1.35%
Health revenue: 0.29%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00	6-1-2045	6,695,000	7,117,967
Industrial development revenue: 0.60%
St John Baptist Parish Louisiana Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,894,385
Miscellaneous revenue: 0.27%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien East Baton Rouge øø	0.88	2-1-2046	5,000,000	5,013,496
Louisiana State General Obligation Bonds Series A	5.00	2-1-2027	1,570,000	1,717,483
				6,730,979
Utilities revenue: 0.15%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	3,824,932
Water & sewer revenue: 0.04%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	1,000,000	1,016,416
				33,584,679
Maine: 0.08%
Education revenue: 0.02%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	486,006
Health revenue: 0.06%
Maine Health and Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2025	255,000	294,647
Maine Health and Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2025	545,000	623,817
Maine Health and Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2026	500,000	593,422
				1,511,886
				1,997,892
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.42%
Housing revenue: 0.75%
Maryland CDA Department of Housing & Community Multifamily Development Park View	1.75%	2-1-2022	$ 7,700,000	$ 7,707,417
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,997,062
				18,704,479
Transportation revenue: 0.12%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	2,995,000	3,017,367
Utilities revenue: 0.55%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,500,000	13,615,510
				35,337,356
Massachusetts: 2.63%
Education revenue: 0.28%
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2027	250,000	283,959
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2028	330,000	378,869
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2026	420,000	492,040
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2027	440,000	528,327
Massachusetts Educational Financing Authority AMT Issue I Series 2015A	5.00	1-1-2022	4,115,000	4,115,000
Massachusetts Educational Financing Authority AMT Issue K Series 2017A	5.00	7-1-2022	1,000,000	1,023,151
				6,821,346
Health revenue: 0.76%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.60	7-1-2038	5,000,000	5,006,239
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	0.52	7-1-2044	11,230,000	11,230,764
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series C	5.25	7-1-2027	1,850,000	1,892,907
Massachusetts Development Finance Agency Wellforce Issue Series C	5.00	10-1-2026	300,000	357,300
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	501,212
				18,988,422
Miscellaneous revenue: 0.99%
Massachusetts Consolidated Loan Subordinate Bond Series D-2 øø	1.70	8-1-2043	24,550,000	24,762,814
Tax revenue: 0.11%
Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,659,333
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.49%
Massachusetts Department of Transportation Refunding Bond	5.00%	1-1-2039	$11,685,000	$ 12,223,435
				65,455,350
Michigan: 1.68%
Education revenue: 0.09%
Board of Trustees of Northern Michigan University General Revenue Bonds Series 2018A	5.00	12-1-2027	640,000	787,571
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2026	390,000	445,366
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2027	405,000	470,293
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2028	405,000	477,900
				2,181,130
GO revenue: 0.03%
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2026	285,000	324,963
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2028	300,000	353,431
				678,394
Health revenue: 0.59%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	1,150,000	1,150,824
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,522,390
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,358,821
Michigan Strategic Fund Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	626,261
				14,658,296
Industrial development revenue: 0.89%
Michigan Strategic Fund Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	20,056,901
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	2,228,939
				22,285,840
Miscellaneous revenue: 0.08%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	815,000	817,935
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,193,141
				2,011,076
				41,814,736
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.68%
GO revenue: 0.17%
Hastings MN Independent School District #200 Series A ¤	0.00%	2-1-2023	$ 815,000	$ 812,625
Hastings MN Independent School District #200 Series A ¤	0.00	2-1-2024	1,015,000	1,006,176
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.27	3-20-2024	2,300,000	2,300,000
				4,118,801
Housing revenue: 0.43%
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	0.53	1-1-2045	10,830,000	10,845,088
Miscellaneous revenue: 0.04%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	461,922
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	422,038
				883,960
Utilities revenue: 0.04%
Central Minnesota Municipal Power Agency Brookings Southeast Twin (AGM Insured)	5.00	1-1-2027	400,000	480,833
Central Minnesota Municipal Power Agency Brookings Southeast Twin (AGM Insured)	5.00	1-1-2028	500,000	614,235
				1,095,068
				16,942,917
Mississippi: 0.33%
Health revenue: 0.31%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project øø	0.20	9-1-2036	5,000,000	4,997,796
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	5.00	9-1-2044	2,500,000	2,819,236
				7,817,032
Industrial development revenue: 0.02%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.15	5-1-2028	520,000	520,000
				8,337,032
Missouri: 1.32%
GO revenue: 0.20%
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,077,261
Health revenue: 0.17%
Residual Interest Bond Floater Trust Various States Certificate 2019-016 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.14	6-1-2045	4,200,000	4,200,000
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.95%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75%	5-1-2038	$23,400,000	$ 23,677,685
				32,954,946
Montana: 0.11%
Health revenue: 0.11%
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2024	375,000	410,251
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2025	325,000	367,557
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2027	500,000	596,665
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2028	1,145,000	1,392,231
				2,766,704
Nebraska: 0.90%
Airport revenue: 0.05%
Airport Authority of the City of Lincoln Airport Bonds Series 2021	5.00	7-1-2028	1,000,000	1,245,385
Education revenue: 0.09%
Douglas County NE Educational Facilities SIFMA Index Creighton University (SIFMA Municipal Swap +0.53%) ±	0.63	7-1-2035	2,250,000	2,258,232
Health revenue: 0.15%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,745,856
Utilities revenue: 0.61%
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00	9-1-2042	1,075,000	1,108,004
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ) 144Aø	0.16	2-1-2049	14,000,000	14,000,000
				15,108,004
				22,357,477
Nevada: 0.43%
GO revenue: 0.33%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	6,115,623
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,043,315
				8,158,938
Utilities revenue: 0.10%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	565,951
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,008,716
				2,574,667
				10,733,605
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.60%
Resource recovery revenue: 0.60%
National Finance Authority Solid Waste Disposal Waste Management Incorporated Project Series 2020A-3 øø	0.18%	4-1-2024	$15,000,000	$ 14,999,150
New Jersey: 5.31%
Airport revenue: 0.23%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,813,378
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,614,985
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,236,012
				5,664,375
GO revenue: 0.68%
New Jersey EDA Series G 144A	5.25	9-1-2023	15,000,000	16,184,648
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2027	350,000	424,183
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021	5.00	7-15-2028	350,000	434,532
				17,043,363
Housing revenue: 1.09%
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.70	4-1-2022	5,190,000	5,214,476
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	4,845,000	4,912,733
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	5,345,000	5,469,813
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	5,000,000	5,157,893
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,370,000	2,468,452
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,690,000	2,846,643
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series D	2.90	10-1-2025	1,200,000	1,272,638
				27,342,648
Miscellaneous revenue: 2.33%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,197,228
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,882,356
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	408,038
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	7,500,000	7,658,315
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,126,652
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,262,970
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	27,006,275
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2525 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.13%	6-15-2047	$ 5,000,000	$ 5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	0.14	7-1-2026	1,500,000	1,500,000
				58,041,834
Tax revenue: 0.10%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	2,000,000	2,430,755
Transportation revenue: 0.88%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	0.82	1-1-2030	21,820,000	21,858,997
				132,381,972
New Mexico: 0.02%
Health revenue: 0.02%
Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	600,462
New York: 7.77%
Airport revenue: 0.47%
Albany County NY Airport Authority Airport Revenue Refunding Bonds, Series 2020B	5.00	12-15-2026	1,070,000	1,277,732
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2026	490,000	580,892
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	604,425
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	616,684
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	627,946
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series AMT	5.00	9-1-2026	7,150,000	7,926,107
				11,633,786
Education revenue: 0.22%
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	1,000,000	1,027,030
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	1,640,000	1,715,059
New York Dormitory Authority Iona College Series 2022%%	5.00	7-1-2028	825,000	987,312
New York Housing Finance Agency Affordable Housing Series K2%%	5.00	7-1-2025	600,000	673,584
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	1,003,103
				5,406,088
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.30%
City of Tonawanda Erie County NY BAN Series 2021	1.00%	6-2-2022	$ 3,000,000	$ 3,008,125
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond	4.00	4-15-2027	480,000	543,210
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,215,000	4,015,547
				7,566,882
Health revenue: 0.73%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	588,471
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,149,072
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	0.20	7-1-2048	9,925,000	9,925,000
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,180,892
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,328,572
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,000,000	1,005,633
				18,177,640
Housing revenue: 0.23%
New York Housing Finance Agency Affordable Housing Series K2	1.00	11-1-2061	3,000,000	3,000,116
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	408,528
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	410,386
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	412,676
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	534,160
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	541,120
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	555,683
				5,862,669
Industrial development revenue: 1.35%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,828,630
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2025	22,925,000	25,816,773
				33,645,403
Miscellaneous revenue: 0.14%
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A	1.20	11-15-2028	2,500,000	2,473,107
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Public Housing Capital Fund Trust I 144A	4.50%	7-1-2022	$ 868,096	$ 871,909
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	136,058	137,333
				3,482,349
Tax revenue: 1.58%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	0.55	11-1-2026	5,050,000	5,054,875
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	0.90	11-1-2022	4,975,000	5,012,447
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series 2021C-1B	5.00	5-15-2051	10,000,000	11,827,357
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	6,000,000	6,367,758
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B-2	5.00	5-15-2050	9,500,000	11,235,989
				39,498,426
Transportation revenue: 2.25%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	9,600,000	9,627,373
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	10,920,219
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Bank of Montreal LOC) ø	0.14	11-15-2041	7,700,000	7,700,000
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.55	11-15-2044	22,545,000	22,562,928
New York Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D	5.00	11-15-2026	4,475,000	5,318,734
				56,129,254
Utilities revenue: 0.39%
Long Island Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	6,144,231
Long Island Power Authority Electric System Revenue General Series B	1.50	9-1-2051	3,500,000	3,586,351
				9,730,582
Water & sewer revenue: 0.11%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,655,470
				193,788,549
North Carolina: 0.81%
Health revenue: 0.47%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E	0.80	1-15-2048	1,500,000	1,500,108
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,051,824
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2026	245,000	278,483
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00%	3-1-2027	$ 295,000	$ 341,928
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2028	305,000	359,115
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,259,722
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	741,603
				11,532,783
Industrial development revenue: 0.04%
Columbus County Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	1,040,016
Resource recovery revenue: 0.30%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 øø	0.22	6-1-2038	7,500,000	7,500,027
				20,072,826
North Dakota: 0.16%
Health revenue: 0.16%
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2025	165,000	191,633
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2026	225,000	268,638
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2027	1,125,000	1,372,115
Grand Forks ND Health Care System Revenue Bonds (Altru Health System) Series 2021	5.00	12-1-2028	1,650,000	2,049,771
				3,882,157
Ohio: 1.78%
Health revenue: 0.17%
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	779,108
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	305,265
Ohio Hospital University Hospital Health System Series B	5.00	1-15-2050	2,905,000	3,282,361
				4,366,734
Industrial development revenue: 0.16%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,938,622
Miscellaneous revenue: 0.03%
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2026	180,000	197,776
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2027	270,000	299,850
Dayton OH City School District Certificate of Participation School Facilities Project	4.00	12-1-2028	230,000	273,092
				770,718
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.50%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90%	5-1-2026	$12,000,000	$ 12,346,458
Tax revenue: 0.25%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds, Series 2022%%	4.00	12-1-2026	3,350,000	3,825,103
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds, Series 2022%%	4.00	12-1-2028	2,000,000	2,366,160
				6,191,263
Utilities revenue: 0.67%
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2027	400,000	484,182
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2029	350,000	442,013
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,367,732
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,764,444
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,936,727
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	9,500,000	10,693,407
				16,688,505
				44,302,300
Oklahoma: 1.05%
Education revenue: 0.02%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00	8-1-2022	535,000	545,296
GO revenue: 0.27%
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,535,000
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,221,238
				6,756,238
Health revenue: 0.14%
Oklahoma Development Finance Authority Health System Revenue ø	0.18	8-15-2031	1,850,000	1,850,000
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	513,351
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	534,121
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	664,442
				3,561,914
Miscellaneous revenue: 0.62%
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	732,886
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	751,768
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	770,520
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00%	3-1-2026	$ 2,005,000	$ 2,254,244
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	606,194
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	663,217
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	890,978
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,196,325
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,062,562
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,225,594
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,378,959
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,753,100
				15,286,347
				26,149,795
Oregon: 0.15%
Airport revenue: 0.06%
Port of Portland International Airport Series C	5.00	7-1-2026	1,240,000	1,463,860
GO revenue: 0.04%
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2026	345,000	389,020
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2027	535,000	613,221
				1,002,241
Health revenue: 0.05%
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,200,000	1,185,578
				3,651,679
Other: 0.52%
Miscellaneous revenue: 0.52%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,282,046	2,292,608
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25	8-15-2051	10,554,464	10,633,947
				12,926,555
Pennsylvania: 6.26%
Airport revenue: 0.93%
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2026	1,600,000	1,858,971
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00%	1-1-2027	$ 2,000,000	$ 2,389,029
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2028	2,000,000	2,443,936
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,502,697
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,378,434
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,711,047
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	11,902,182
				23,186,296
Education revenue: 0.53%
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2027	385,000	461,841
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2028	415,000	505,362
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	0.68	11-1-2037	10,050,000	10,033,284
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2026	1,475,000	1,713,455
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	500,000	606,956
				13,320,898
GO revenue: 1.14%
Albert Gallatin School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,253,610
Albert Gallatin School District Series B (AGM Insured)	4.00	9-1-2025	350,000	388,286
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,382,934
Butler PA Area School District	5.00	10-1-2024	2,965,000	3,309,923
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,414,926
Canon-McMillan School District PA General Obligation Bonds, Series B of 2014 (AGM Insured)	4.50	12-15-2028	2,000,000	2,153,077
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,071,767
Dunmore Pennsylvania Series A (AGM Insured)	2.00	9-1-2025	220,000	228,042
Dunmore Pennsylvania Series A (AGM Insured)	2.00	9-1-2027	200,000	206,536
Dunmore Pennsylvania Series A (AGM Insured)	2.00	9-1-2028	220,000	225,292
Laurel Highlands School District Series A (BAM Insured)	4.00	2-1-2027	1,325,000	1,496,199
Oil City Venango County General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2026	200,000	229,323
Oil City Venango County General Obligation Bonds Series A of 2021	4.00	12-1-2027	195,000	227,088
Oil City Venango County General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2028	200,000	236,743
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	747,069
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,845,416
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,031,581
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	894,026
Scranton PA School District Series A	5.00	6-1-2022	730,000	743,281
Scranton PA School District Series A	5.00	6-1-2023	835,000	886,167
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2022	870,000	886,553
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2023	615,000	654,484
				28,512,323
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.66%
Berks County PA IDA Health System Tower Health Project	5.00%	11-1-2023	$ 1,000,000	$ 1,058,030
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,094,549
Geisinger Authority Health System Series B	5.00	4-1-2043	10,000,000	11,901,485
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.20	9-1-2050	10,000,000	10,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,130,597
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	0.82	9-1-2051	10,000,000	10,000,353
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,045,799
Southcentral Pennsylvania General Authority Wellspan Health Obligation Group	5.00	6-1-2027	2,085,000	2,315,199
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0876 144Aø	0.14	8-15-2027	1,750,000	1,750,000
				41,296,012
Housing revenue: 1.20%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,000,000	10,092,749
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	12,625,000	12,963,125
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	5,645,000	6,117,982
Pennsylvania HFA Single Family Series 137	5.00	10-1-2024	265,000	296,520
Pennsylvania HFA Single Family Series 137	5.00	10-1-2025	220,000	254,440
Pennsylvania HFA Single Family Series 137	5.00	4-1-2026	240,000	281,478
				30,006,294
Industrial development revenue: 0.17%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Series 2022%%	5.00	5-1-2026	500,000	574,174
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Series 2022%%	5.00	5-1-2027	500,000	587,223
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Series 2022%%	5.00	5-1-2028	500,000	598,441
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,520,295
				4,280,133
Miscellaneous revenue: 0.37%
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	0.10	11-1-2055	1,000,000	1,000,000
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	534,097
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	683,550
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,821,888
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,344,451
State Public School Building Authority Prerefunded Bond Series A	5.00	12-1-2023	375,000	407,924
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,299,746
				9,091,656
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.20%
Lancaster PA Parking Authority Series A	4.00%	9-1-2025	$ 530,000	$ 587,976
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	617,656
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	0.80	12-1-2023	2,880,000	2,893,404
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2025	300,000	350,952
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2026	350,000	421,238
				4,871,226
Water & sewer revenue: 0.06%
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2026	850,000	1,006,692
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	364,260
				1,370,952
				155,935,790
Rhode Island: 0.38%
Education revenue: 0.05%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,272,147
Miscellaneous revenue: 0.33%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,269,127
				9,541,274
South Carolina: 0.67%
Health revenue: 0.46%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.21	5-1-2048	11,450,000	11,450,000
Utilities revenue: 0.21%
Piedmont SC Municipal Power Agency	5.38	1-1-2025	4,645,000	5,281,115
				16,731,115
Tennessee: 2.58%
Health revenue: 0.35%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,710,522
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,096,278
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aøø	0.13	1-1-2045	5,910,000	5,910,000
				8,716,800
Housing revenue: 0.32%
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	8,107,060
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.91%
Memphis TN Light, Gas & Water Division Series 2020A	5.00%	12-1-2025	$ 600,000	$ 703,174
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	725,666
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	559,314
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,277,689
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	35,840,000	37,273,360
				47,539,203
				64,363,063
Texas: 11.03%
Airport revenue: 1.62%
City of Austin Airport System Revenue Refunding Bonds, Series 2019	5.00	11-15-2025	1,500,000	1,740,927
Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,166,210
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	519,266
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2025	10,000,000	11,653,836
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,580,884
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,181,500
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,212,005
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,783,921
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,668,335
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00	7-1-2024	3,620,000	3,704,534
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,235,277
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2026	3,250,000	3,868,011
				40,314,706
Education revenue: 0.29%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds, Series 2021A	4.00	2-15-2027	350,000	403,493
Arlington TX Higher Education Finance Corporation Education Revenue Bonds, Series 2021A	4.00	2-15-2028	290,000	338,882
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,025,786
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,608,958
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,446,675
Odessa College District Consolidated Fund Revenue Bonds Series 2021	4.00	7-1-2028	400,000	472,864
				7,296,658
GO revenue: 3.80%
Andrews County Texas Hospital District Refunding Bond	5.00	3-15-2027	1,750,000	2,080,888
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,227,743
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,648,534
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fort Bend TX Independent School District Various Refunding Series B øø	0.72%	8-1-2051	$ 1,500,000	$ 1,495,962
Hays Consolidated Independent School District TX School Building Bonds Series 2018B	2.70	8-15-2042	2,370,000	2,402,738
Hays Consolidated Independent School District TX School Building Bonds Series 2018B	2.70	8-15-2042	4,395,000	4,455,711
Hays TX School District Unlimited Tax School Building Series B	2.70	8-15-2042	605,000	613,320
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,038,720
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,692,922
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,617,063
Lake Travis Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,012,875
Lake Travis Independent School District Series 2018B	2.63	2-15-2048	2,125,000	2,130,313
Lake Travis Independent School District Series B	1.53	2-15-2048	5,145,000	5,159,466
Lake Travis Independent School District Unrefunded Bond Series B	2.63	2-15-2048	1,720,000	1,724,796
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,059,021
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,760,102
North East Independent School District Texas Series 2017	2.38	8-1-2047	7,135,000	7,225,343
North East Independent School District Texas Series 2019	2.20	8-1-2049	4,800,000	4,996,743
Northside Texas Independent School District School Building Bond Series 2012	1.75	6-1-2032	5,290,000	5,298,671
Northside Texas Independent School District School Building Bond Series 2018	2.75	8-1-2048	20,305,000	21,019,779
Northside Texas Independent School District School Building Bond Series 2020 øø	0.70	6-1-2050	5,000,000	5,006,140
Port Arthur TX Jefferson and Orange Counties Combination Tax and Revenue Certificates of Obligation Series 2021 (BAM Insured)	5.00	2-15-2028	365,000	448,991
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2026	290,000	339,450
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2027	310,000	372,653
				94,827,944
Health revenue: 0.44%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	0.67	12-1-2049	11,000,000	11,041,319
Housing revenue: 0.53%
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.25	7-1-2037	7,000,000	7,092,056
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured) øø	0.35	9-1-2023	6,000,000	6,002,287
				13,094,343
Industrial development revenue: 0.08%
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	1.88	1-1-2026	800,000	801,379
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.00%	1-1-2027	$ 525,000	$ 525,673
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.13	1-1-2028	575,000	575,613
				1,902,665
Resource recovery revenue: 1.13%
Mission TX Economic Development Corporation Republic Services Incorporated Project øø	0.20	1-1-2026	16,000,000	15,999,978
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bonds Series 2020A ø	0.18	5-1-2046	4,000,000	3,999,773
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.18	11-1-2040	8,100,000	8,100,000
				28,099,751
Tax revenue: 0.22%
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2025	480,000	555,334
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2026	510,000	606,886
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2027	845,000	1,029,295
Old Spanish Trail Almeda Corridors Redevelopment Authority Texas Refunding Bond Tax Increment Contract	5.00	9-1-2025	2,805,000	3,223,375
				5,414,890
Utilities revenue: 1.87%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,436,145
Lower Colorado River Authority Series 2022 (AGM Insured) %%	5.00	5-15-2027	1,385,000	1,665,450
Lower Colorado River Authority Series 2022 (AGM Insured) %%	5.00	5-15-2028	2,285,000	2,806,878
San Antonio TX Electric & Gas Revenue Various Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	11,500,000	12,016,027
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2015D	1.13	12-1-2045	10,000,000	10,138,374
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	6,000,000	6,132,426
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	0.65	9-15-2027	8,515,000	8,624,397
Texas Municipal Power Agency Transmission System Series 2021	3.00	9-1-2026	950,000	1,046,788
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2027	1,600,000	1,752,782
				46,619,267
Water & sewer revenue: 1.05%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	13,155,588
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
San Antonio TX Water System Junior Lien Series B	2.00%	5-1-2044	$ 5,930,000	$ 6,012,552
San Antonio TX Water System Junior Lien Series F	1.00	5-1-2043	7,000,000	7,063,636
				26,231,776
				274,843,319
Utah: 0.42%
Airport revenue: 0.41%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,368,080
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,215,390
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,637,768
Salt Lake City UT Salt Lake City International Airport Revenue Bonds Series 2021A	5.00	7-1-2026	1,650,000	1,949,476
				10,170,714
Miscellaneous revenue: 0.01%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	337,917
				10,508,631
Vermont: 0.02%
Education revenue: 0.02%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	592,213
Virginia: 2.60%
Education revenue: 0.04%
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2026	300,000	349,482
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2027	275,000	327,658
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2028	300,000	364,174
				1,041,314
Health revenue: 0.18%
Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) ø	0.17	11-1-2035	3,855,000	3,855,000
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	525,000
				4,380,000
Housing revenue: 1.16%
Fairfax County VA Redevelopment and Housing Authority Multifamily Housing One University Senior Apartments	1.25	12-1-2025	15,000,000	15,240,642
Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA / GNMA Insured)	1.45	8-1-2022	13,700,000	13,711,674
				28,952,316
Industrial development revenue: 0.13%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,333,062
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.06%
Marquis VA CDA CAB Series 2015 144A	7.50%	9-1-2045	$ 680,000	$ 331,697
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,038,823
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	214,731
				1,585,251
Transportation revenue: 0.68%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	15,255,574
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,597,429
				16,853,003
Utilities revenue: 0.35%
York County EDA PCR Virginia Electric & Power Company Project Series A	1.90	5-1-2033	8,500,000	8,683,387
				64,828,333
Washington: 3.61%
Airport revenue: 0.17%
Port of Seattle Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,264,819
Education revenue: 0.83%
University of Washington Series A	5.00	5-1-2048	20,500,000	20,662,516
GO revenue: 0.32%
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,152,490
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,869,957
Washington Series A	5.00	8-1-2022	4,800,000	4,935,708
				7,958,155
Health revenue: 0.79%
Washington Health Care Facilities Authority CommonSpirit Health Series B1	5.00	8-1-2049	2,500,000	2,729,449
Washington Health Care Facilities Authority CommonSpirit Health Series B3	5.00	8-1-2049	4,000,000	4,664,234
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.17	1-1-2042	9,500,000	9,502,575
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2025	275,000	320,313
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2026	285,000	341,638
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,250,000	1,250,182
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,001,649
				19,810,040
Housing revenue: 0.31%
Housing Authority of the County of King Workforce Housing Preservation Pooled Refunding Revenue Bonds 2021	4.00	10-1-2027	300,000	346,417
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Snohomish County WA Housing Authority Carvel Apartments Project	5.00%	4-1-2025	$ 500,000	$ 565,589
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	849,857
Washington Housing Finance Commission MFHR College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	5,880,000	5,880,000
				7,641,863
Miscellaneous revenue: 0.05%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,201,324
Tax revenue: 0.10%
Central Puget Sound Washington Regional Refunding & Improvement Series S1	5.00	11-1-2036	2,110,000	2,470,322
Utilities revenue: 1.04%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	0.35	5-1-2045	2,750,000	2,773,123
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	0.59	11-1-2046	23,190,000	23,265,637
				26,038,760
				90,047,799
West Virginia: 0.42%
GO revenue: 0.08%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	1,022,429
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,036,222
				2,058,651
Utilities revenue: 0.34%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,354,887
				10,413,538
Wisconsin: 3.03%
Airport revenue: 0.07%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	1,655,000	1,668,725
Education revenue: 0.02%
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	625,000
Health revenue: 2.21%
PFA Entrance Fee Principal Searstone Project Series B-2	2.25	6-1-2027	1,845,000	1,851,538
PFA WI Revenue Bonds Series 2021A	5.00	6-1-2027	200,000	241,197
PFA WI Revenue Bonds Series 2021A	5.00	6-1-2028	225,000	276,995
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,191,249
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,648,155
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	0.75%	8-15-2054	$ 4,200,000	$ 4,234,276
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	13,540,524
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,150,595
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,258,054
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,338,744
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	21,633,770
Wisconsin HEFA Marshfield Clinic Series 2012B	5.00	2-15-2026	630,000	633,371
Wisconsin HEFA Saint John's Communities Incorporated Series 2022%%	4.00	9-15-2026	795,000	865,394
Wisconsin HEFA Saint John's Communities Incorporated Series 2022%%	4.00	9-15-2028	860,000	942,396
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2027	140,000	157,411
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2028	195,000	220,765
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	167,884
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	271,452
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	401,647
				55,025,417
Miscellaneous revenue: 0.67%
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,167,309
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,522,426
				16,689,735
Water & sewer revenue: 0.06%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,600,000	1,626,782
				75,635,659
Total Municipal obligations (Cost $2,428,122,229)				2,464,799,753

		Yield	Shares
Short-term investments: 0.60%
Investment companies: 0.60%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	15,005,804	15,014,808
Total Short-term investments (Cost $15,013,340)				15,014,808
Total investments in securities (Cost $2,467,535,569)	100.47%			2,504,214,561
Other assets and liabilities, net	(0.47)			(11,619,202)
Total net assets	100.00%			$2,492,595,359

The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2021 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$41,242,575	$518,964,621	$(545,207,732)	$13,876	$1,468	$15,014,808	15,005,804	$4,138
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  47

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,452,522,229)	$ 2,489,199,753
Investments in affiliated securities, at value (cost $15,013,340)	15,014,808
Receivable for interest	19,441,052
Receivable for Fund shares sold	2,874,927
Receivable for investments sold	2,144,252
Total assets	2,528,674,792
Liabilities
Payable for when-issued transactions	28,925,750
Payable for Fund shares redeemed	4,958,420
Management fee payable	621,154
Dividends payable	562,260
Administration fees payable	207,628
Distribution fee payable	3,712
Overdraft due to custodian bank	2,995
Trustees’ fees and expenses payable	1,858
Accrued expenses and other liabilities	795,656
Total liabilities	36,079,433
Total net assets	$2,492,595,359
Net assets consist of
Paid-in capital	$ 2,508,430,932
Total distributable loss	(15,835,573)
Total net assets	$2,492,595,359
Computation of net asset value and offering price per share
Net assets – Class A	$ 636,589,010
Shares outstanding – Class A1	64,340,674
Net asset value per share – Class A	$9.89
Maximum offering price per share – Class A2	$10.09
Net assets – Class C	$ 5,476,998
Shares outstanding – Class C1	553,582
Net asset value per share – Class C	$9.89
Net assets – Class R6	$ 477,809,600
Shares outstanding – Class R6[1]	48,202,036
Net asset value per share – Class R6	$9.91
Net assets – Administrator Class	$ 8,706,668
Shares outstanding – Administrator Class[1]	879,963
Net asset value per share – Administrator Class	$9.89
Net assets – Institutional Class	$ 1,364,013,083
Shares outstanding – Institutional Class[1]	137,607,665
Net asset value per share – Institutional Class	$9.91
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Short-Term Municipal Bond Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 20,750,519
Income from affiliated securities	4,138
Total investment income	20,754,657
Expenses
Management fee	4,343,804
Administration fees
Class A	539,142
Class C	4,923
Class R6	73,718
Administrator Class	5,113
Institutional Class	565,180
Shareholder servicing fees
Class A	842,154
Class C	7,646
Administrator Class	12,625
Distribution fee
Class C	22,928
Custody and accounting fees	68,773
Professional fees	33,970
Registration fees	76,516
Shareholder report expenses	62,925
Trustees’ fees and expenses	9,821
Other fees and expenses	31,317
Total expenses	6,700,555
Less: Fee waivers and/or expense reimbursements
Fund-level	(580,137)
Class A	(241,120)
Class C	(1,999)
Administrator Class	(2,642)
Net expenses	5,874,657
Net investment income	14,880,000
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	621,033
Affiliated securities	13,876
Net realized gains on investments	634,909
Net change in unrealized gains (losses) on
Unaffiliated securities	(16,298,313)
Affiliated securities	1,468
Net change in unrealized gains (losses) on investments	(16,296,845)
Net realized and unrealized gains (losses) on investments	(15,661,936)
Net decrease in net assets resulting from operations	$ (781,936)
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  49

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 14,880,000		$ 38,727,118
Net realized gains on investments		634,909		362,169
Net change in unrealized gains (losses) on investments		(16,296,845)		13,129,059
Net increase (decrease) in net assets resulting from operations		(781,936)		52,218,346
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,279,465)		(8,650,299)
Class C		(6,796)		(45,155)
Class R6		(3,074,370)		(7,553,665)
Administrator Class		(56,987)		(174,423)
Institutional Class		(8,472,852)		(22,698,377)
Total distributions to shareholders		(14,890,470)		(39,121,919)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,277,535	32,525,135	9,382,943	93,467,640
Class C	10,107	100,343	123,795	1,233,557
Class R6	17,562,445	174,628,280	14,404,730	143,772,237
Administrator Class	11,946	118,567	530,194	5,285,151
Institutional Class	28,640,806	284,966,242	53,939,339	538,375,527
		492,338,567		782,134,112
Reinvestment of distributions
Class A	315,365	3,129,458	837,695	8,344,092
Class C	667	6,619	4,355	43,381
Class R6	114,347	1,136,876	391,799	3,909,923
Administrator Class	5,210	51,726	16,340	162,837
Institutional Class	785,389	7,805,836	1,938,996	19,350,456
		12,130,515		31,810,689
Payment for shares redeemed
Class A	(8,125,960)	(80,677,096)	(16,283,444)	(162,192,261)
Class C	(156,543)	(1,555,942)	(1,129,453)	(11,242,141)
Class R6	(13,543,543)	(134,424,578)	(33,755,005)	(337,160,574)
Administrator Class	(432,922)	(4,309,235)	(1,120,885)	(11,177,262)
Institutional Class	(31,248,296)	(310,788,434)	(109,671,860)	(1,094,609,637)
		(531,755,285)		(1,616,381,875)
Net decrease in net assets resulting from capital share transactions		(27,286,203)		(802,437,074)
Total decrease in net assets		(42,958,609)		(789,340,647)
Net assets
Beginning of period		2,535,553,968		3,324,894,615
End of period		$2,492,595,359		$ 2,535,553,968
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.95	$9.92	$9.92	$9.83	$9.85	$9.96
Net investment income	0.05	0.12	0.15	0.15	0.13	0.12
Net realized and unrealized gains (losses) on investments	(0.06)	0.03	(0.01)	0.10	(0.02)	(0.11)
Total from investment operations	(0.01)	0.15	0.14	0.25	0.11	0.01
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.14)	(0.16)	(0.13)	(0.12)
Tax basis return of capital	0.00	0.00	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.05)	(0.12)	(0.14)	(0.16)	(0.13)	(0.12)
Net asset value, end of period	$9.89	$9.95	$9.92	$9.92	$9.83	$9.85
Total return[2]	(0.11)%	1.52%	1.47%	2.57%	1.15%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.76%	0.76%	0.77%	0.76%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	0.97%	1.20%	1.52%	1.59%	1.34%	1.23%
Supplemental data
Portfolio turnover rate	20%	20%	35%	33%	31%	23%
Net assets, end of period (000s omitted)	$636,589	$685,618	$743,254	$991,514	$1,209,079	$1,619,974

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  51

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.95	$9.92	$9.92	$9.83	$9.85	$9.96
Net investment income	0.01	0.05	0.08	0.08	0.06	0.05
Net realized and unrealized gains (losses) on investments	(0.06)	0.03	(0.01)	0.10	(0.02)	(0.11)
Total from investment operations	(0.05)	0.08	0.07	0.18	0.04	(0.06)
Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.07)	(0.09)	(0.06)	(0.05)
Tax basis return of capital	0.00	0.00	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.01)	(0.05)	(0.07)	(0.09)	(0.06)	(0.05)
Net asset value, end of period	$9.89	$9.95	$9.92	$9.92	$9.83	$9.85
Total return[2]	(0.49)%	0.76%	0.71%	1.81%	0.40%	(0.61)%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.50%	1.51%	1.52%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	0.22%	0.45%	0.77%	0.84%	0.59%	0.49%
Supplemental data
Portfolio turnover rate	20%	20%	35%	33%	31%	23%
Net assets, end of period (000s omitted)	$5,477	$6,962	$16,870	$34,381	$48,101	$62,796

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$9.97	$9.94	$9.94	$9.86
Net investment income	0.06	0.15	0.18	0.17
Net realized and unrealized gains (losses) on investments	(0.06)	0.03	(0.01)	0.08
Total from investment operations	0.00	0.18	0.17	0.25
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.17)	(0.17)
Tax basis return of capital	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.06)	(0.15)	(0.17)	(0.17)
Net asset value, end of period	$9.91	$9.97	$9.94	$9.94
Total return[3]	0.03%	1.80%	1.75%	2.60%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.38%	0.38%
Net expenses	0.35%	0.35%	0.35%	0.35%
Net investment income	1.25%	1.48%	1.80%	1.94%
Supplemental data
Portfolio turnover rate	20%	20%	35%	33%
Net assets, end of period (000s omitted)	$477,810	$439,530	$626,312	$787,524

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  53

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.96	$9.92	$9.93	$9.84	$9.86	$9.97
Net investment income	0.06	0.12 [1]	0.16	0.16	0.14	0.13
Net realized and unrealized gains (losses) on investments	(0.07)	0.04	(0.02)	0.09	(0.02)	(0.11)
Total from investment operations	(0.01)	0.16	0.14	0.25	0.12	0.02
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.15)	(0.16)	(0.14)	(0.13)
Tax basis return of capital	0.00	0.00	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.06)	(0.12)	(0.15)	(0.16)	(0.14)	(0.13)
Net asset value, end of period	$9.89	$9.96	$9.92	$9.93	$9.84	$9.86
Total return	(0.14)%	1.65%	1.39%	2.60%	1.18%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.69%	0.70%	0.71%	0.70%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.00%	1.23%	1.55%	1.62%	1.36%	1.27%
Supplemental data
Portfolio turnover rate	20%	20%	35%	33%	31%	23%
Net assets, end of period (000s omitted)	$8,707	$12,906	$18,560	$35,517	$44,186	$68,621

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

54  |  Allspring Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.97	$9.94	$9.94	$9.85	$9.87	$9.98
Net investment income	0.06	0.14	0.17	0.18	0.16	0.15
Net realized and unrealized gains (losses) on investments	(0.06)	0.03	(0.00) [1]	0.09	(0.02)	(0.11)
Total from investment operations	0.00	0.17	0.17	0.27	0.14	0.04
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.17)	(0.18)	(0.16)	(0.15)
Tax basis return of capital	0.00	0.00	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.06)	(0.14)	(0.17)	(0.18)	(0.16)	(0.15)
Net asset value, end of period	$9.91	$9.97	$9.94	$9.94	$9.85	$9.87
Total return	0.00%	1.75%	1.70%	2.81%	1.39%	0.37%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.43%	0.43%	0.44%	0.43%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.20%	1.42%	1.74%	1.80%	1.58%	1.48%
Supplemental data
Portfolio turnover rate	20%	20%	35%	33%	31%	23%
Net assets, end of period (000s omitted)	$1,364,013	$1,390,537	$1,919,898	$2,159,113	$3,421,249	$3,427,060

[1]	Amount is more than $(0.005)
[2]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Allspring Short-Term Municipal Bond Fund  |  55

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.

56  |  Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $2,467,535,571 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$40,427,853
Gross unrealized losses	(3,748,863)
Net unrealized gains	$36,678,990
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $3,892,998 in short-term capital losses and $49,364,375 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Short-Term Municipal Bond Fund  |  57

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 24,400,000	$0	$ 24,400,000
Municipal obligations	0	2,464,799,753	0	2,464,799,753
Short-term investments
Investment companies	15,014,808	0	0	15,014,808
Total assets	$15,014,808	$2,489,199,753	$0	$2,504,214,561
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

58  |  Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.63%
Class C	1.38
Class R6	0.35
Administrator Class	0.60
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $1,147 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $24,200,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $446,641,037 and $456,641,181, respectively.

Allspring Short-Term Municipal Bond Fund  |  59

Notes to financial statements (unaudited)
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

60  |  Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	143,801,460
Shares voted “Against”	1,797,872
Shares voted “Abstain”	2,069,547
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	143,797,644
Shares voted “Against”	1,745,629
Shares voted “Abstain”	2,125,606
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Short-Term Municipal Bond Fund  |  61

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

62  |  Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Short-Term Municipal Bond Fund  |  63

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

64  |  Allspring Short-Term Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00245 02-22
SA256/SAR256 12-21

Semi-Annual Report
December 31, 2021
Allspring
Strategic Municipal Bond Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Strategic Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Strategic Municipal Bond Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Strategic Municipal Bond Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Strategic Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from regular federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (VMPAX)	12-1-1994	-3.15	1.90	2.08	0.90	2.73	2.50	0.79	0.79
Class C (DHICX)	8-18-1997	-0.85	1.96	1.73	0.15	1.96	1.73	1.54	1.54
Class R6 (VMPRX)[3]	7-31-2018	–	–	–	1.29	3.05	2.71	0.41	0.41
Administrator Class (VMPYX)	10-6-1997	–	–	–	1.01	2.88	2.63	0.73	0.68
Institutional Class (STRIX)[4]	11-30-2012	–	–	–	1.24	3.08	2.82	0.46	0.46
Bloomberg Short-Intermediate Municipal Bond Index[5]	–	–	–	–	0.43	2.86	2.32	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.43% for Class R6, 0.68% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[5]	The Bloomberg Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

6  |  Allspring Strategic Municipal Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax. Any capital gains distributions may be taxable.

Allspring Strategic Municipal Bond Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Strategic Municipal Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 999.83	$3.98	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class C
Actual	$1,000.00	$ 996.07	$7.75	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.83	1.54%
Class R6
Actual	$1,000.00	$1,001.74	$2.07	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class
Actual	$1,000.00	$1,001.44	$3.43	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,002.56	$2.32	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring Strategic Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.80%
Other: 0.80%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 0.30% 144Aø	$10,000,000	$ 10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 0.16% 144Aø	10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (50 shares) 0.25% 144Aø	5,000,000	5,000,000
Total Closed end municipal bond fund obligations (Cost $25,000,000)		25,000,000

	Interest rate	Maturity date
Municipal obligations: 97.94%
Alabama: 1.42%
Health revenue: 0.18%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	5,395,000	5,466,587
Housing revenue: 0.33%
Alabama HFA MFHR South Oak Residences Series A	1.25	12-1-2025	10,000,000	10,157,527
Industrial development revenue: 0.12%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,822,060
Utilities revenue: 0.79%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,113,961
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	9,603,536
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	12,150,000	13,026,307
				24,743,804
				44,189,978
Alaska: 0.74%
Airport revenue: 0.38%
Alaska International Airports Series C	5.00	10-1-2029	3,600,000	4,574,633
Alaska International Airports Series C	5.00	10-1-2030	5,570,000	7,202,677
				11,777,310
Health revenue: 0.21%
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,761,504
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,894,020
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,802,378
				6,457,902
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.15%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00%	1-1-2022	$ 1,735,000	$ 1,735,000
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	2,944,566
				4,679,566
				22,914,778
Arizona: 2.29%
Education revenue: 0.58%
Arizona Board of Regents University Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2023	1,000,000	1,074,730
Arizona Board of Regents University Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2025	600,000	695,748
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,170,000	1,247,719
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	802,281
Arizona IDA Education Revenue Jerome Facility Project Series B	4.00	7-1-2034	230,000	248,990
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2029	160,000	182,049
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2030	190,000	215,382
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2031	200,000	226,006
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2032	210,000	236,873
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2033	220,000	247,808
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	770,000	816,514
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	995,000	1,004,807
Pima County AZ IDA Education Revenue Refunding Bonds 144A%%	4.00	6-15-2026	2,585,000	2,781,203
Pima County AZ IDA Education Revenue Refunding Bonds American Leadership Project 144A%%	4.00	6-15-2024	2,140,000	2,243,060
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	2,605,000	2,683,847
Pima County AZ IDA Education Revenue Refunding Bondsr 144A%%	4.00	6-15-2028	2,785,000	2,957,929
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	415,000	437,249
				18,102,195
Health revenue: 0.87%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	0.36	1-1-2046	5,000,000	5,000,002
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,065,000
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,170,234
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00%	1-1-2026	$ 2,570,000	$ 2,574,931
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	0.67	1-1-2035	5,485,000	5,511,875
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.13	2-1-2025	10,000,000	10,000,000
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2022	205,000	210,168
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2023	215,000	226,071
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2024	220,000	236,439
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2025	270,000	295,419
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2026	245,000	271,791
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2027	350,000	391,720
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	10,000	10,004
				26,963,654
Industrial development revenue: 0.41%
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	11,645,000	12,850,238
Miscellaneous revenue: 0.43%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,512,970
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,365,277
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,471,786
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,229,011
Navajo Nation Series A 144A	4.00	12-1-2022	3,235,000	3,300,992
Navajo Nation Series A 144A	5.00	12-1-2025	4,110,000	4,471,572
				13,351,608
				71,267,695
Arkansas: 0.11%
Tax revenue: 0.11%
Bentonville AR Sales & Use Tax Refunding and Improvement Bonds Series 2021B	1.05	11-1-2046	3,000,000	2,998,861
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2029	230,000	274,433
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2030	125,000	148,374
				3,421,668
California: 7.38%
Airport revenue: 0.27%
Port of Oakland	5.00	5-1-2024	225,000	248,969
Port of Oakland	5.00	5-1-2024	2,875,000	3,170,670
San Francisco County AMT Series A	5.00	5-1-2027	4,775,000	4,848,227
				8,267,866
Education revenue: 0.03%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	645,000	684,310
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	276,689
				960,999
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.13%
California CDA Health Facilities Catholic Series D (AGM Insured) €	0.23%	7-1-2041	$ 8,700,000	$ 8,700,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.29	7-1-2040	8,525,000	8,525,000
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2026	415,000	473,123
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2027	400,000	464,351
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series A 144A	5.00	11-15-2036	1,000,000	1,174,242
California PFA Senior Living Revenue Refunding Bond Enso Village Projext Series B2 144A	2.38	11-15-2028	1,000,000	1,010,134
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ) 144Aø	0.16	7-1-2044	14,900,000	14,900,000
				35,246,850
Housing revenue: 1.78%
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	0.14	3-1-2057	22,500,000	22,500,000
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,453,520	1,674,172
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2024	500,000	551,361
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2025	400,000	456,810
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2026	400,000	471,019
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2027	500,000	604,362
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2028	400,000	494,976
California Statewide CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	0.16	3-1-2057	28,730,000	28,730,000
				55,482,700
Industrial development revenue: 0.70%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2020A 144Aøø	0.20	1-1-2050	21,890,000	21,889,801
Miscellaneous revenue: 0.99%
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00	10-1-2047	1,000,000	1,110,299
Compton CA PFA Refunding Bond 144A	4.00	9-1-2022	1,175,000	1,196,182
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2022	300,000	304,186
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2024	310,000	332,231
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2026	350,000	391,607
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00%	6-1-2036	$ 800,000	$ 944,416
Tender Option Bond Trust Receipts/Certifcates (Deutsche Bank LIQ) 144Aø	0.16	6-15-2055	7,997,500	7,997,500
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	18,500,000	18,554,235
				30,830,656
Resource recovery revenue: 0.48%
California PCFA Series A 144Aøø	0.20	8-1-2023	10,000,000	9,999,986
California PCFA Solid Waste Disposal Revenue Republic Services Incorporate Project Series 144Aøø	0.18	11-1-2042	5,000,000	5,000,035
				15,000,021
Tax revenue: 1.39%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,451,254
Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ) 144Aø	0.15	7-11-2040	3,825,000	3,825,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.35	7-7-2036	37,000,000	37,000,000
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,095,000	1,095,687
				43,371,941
Transportation revenue: 0.51%
Bay Area Toll Authority Toll Bridge Sanitary Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	0.55	4-1-2056	2,000,000	2,017,594
Bay Area Toll Authority Toll Bridge Sanitary Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	0.41	4-1-2056	14,000,000	13,999,999
				16,017,593
Utilities revenue: 0.10%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021A	4.00	10-1-2052	2,600,000	3,001,330
				230,069,757
Colorado: 1.16%
Airport revenue: 0.21%
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	5,000,000	6,486,091
Education revenue: 0.27%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	310,000	341,536
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,250,000	1,252,302
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	630,000	674,277
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	523,360
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	0.57	2-1-2023	5,595,000	5,588,675
				8,380,150
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.13%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00%	12-1-2029	$ 500,000	$ 529,771
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,147,670
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	755,647
Peak Metropolitan District #1 Colorado Limited Tax Series A 144A	4.00	12-1-2035	500,000	532,975
Sterling Ranch Community Authority Board Colorado Supported Revenue Refunding Bonds and Improvement Limited Tax District #2	3.38	12-1-2030	500,000	545,488
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	546,333
				4,057,884
Health revenue: 0.40%
Colorado HFA Catholic Health Initiatives Series 2015-XF2195 (Morgan Stanley Bank LIQ) 144Aø	0.18	10-1-2037	9,000,000	9,000,000
Colorado HFA Hospital CommonSpirit Health Series B-2 øø	5.00	8-1-2049	3,000,000	3,498,176
				12,498,176
Miscellaneous revenue: 0.05%
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,610,000	1,768,097
Tax revenue: 0.07%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	1,996,897
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	175,849
				2,172,746
Transportation revenue: 0.03%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	800,000	888,938
				36,252,082
Connecticut: 2.46%
Education revenue: 0.20%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	666,963
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	510,038
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	641,190
Connecticut HEFAR Yale University Issue Series A-2 øø	2.00	7-1-2042	1,500,000	1,592,184
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	553,131
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	454,274
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	1,114,028
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	146,458
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	605,408
				6,283,674
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.31%
Bridgeport CT Series A	5.00%	6-1-2026	$ 1,220,000	$ 1,440,824
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,725,207
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,988,172
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,642,098
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,741,184
				9,537,485
Health revenue: 0.32%
Connecticut HEFA Revenue Hartford Healthcare Series B2 øø	5.00	7-1-2053	7,800,000	9,322,841
Connecticut HEFA Revenue McLean Affiliates Incorporated Series B2 144A	2.75	1-1-2026	650,000	653,869
				9,976,710
Housing revenue: 0.31%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,645,229
Tax revenue: 1.32%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	17,125,000	19,739,142
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,777,731
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,312,958
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,273,557
				41,103,388
				76,546,486
Delaware: 0.04%
Education revenue: 0.04%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,225,000	1,335,851
District of Columbia: 0.95%
Airport revenue: 0.23%
Metropolitan Washington Airports Authority Series A	5.00	10-1-2026	6,000,000	7,149,074
Education revenue: 0.07%
District of Columbia Revenue Two Rivers Public Charter School Incorporated	3.00	6-1-2030	1,100,000	1,161,506
District of Columbia Revenue Two Rivers Public Charter School Incorporated	4.00	6-1-2030	1,000,000	1,123,923
				2,285,429
Housing revenue: 0.52%
District of Columbia HFA MFHR 1550 First Street Project øø	1.46	6-1-2039	16,100,000	16,157,717
Water & sewer revenue: 0.13%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C øø	1.75	10-1-2054	4,000,000	4,118,971
				29,711,191
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 3.45%
Airport revenue: 1.25%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00%	9-1-2027	$ 2,330,000	$ 2,862,761
Miami-Dade County Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	12,250,984
Miami-Dade County Aviation Refunding Bonds AMT	5.00	10-1-2030	1,325,000	1,475,304
Miami-Dade County FL Seaport Revenue Bond AMT Series B	6.00	10-1-2033	1,500,000	1,645,536
Miami-Dade County Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,519,378
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LIQ) 144Aø	0.16	10-1-2050	19,350,000	19,350,000
				39,103,963
Education revenue: 0.34%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,035,000	1,095,493
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,335,000	2,487,608
Capital Trust Agency Educational Facilities Renaissance Imagine School at Land O' Lakes 144A	3.00	12-15-2029	420,000	437,102
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated 144A	4.00	9-15-2030	470,000	509,286
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	783,830
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,292,348
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,254,063
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	550,000	583,604
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2029	420,000	486,788
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2030	870,000	1,019,398
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2031	660,000	779,351
				10,728,871
Health revenue: 0.21%
Florida Development Finance Corporation Senior Living Revenue Mayflower Retirement Community 144A	1.75	6-1-2026	510,000	509,136
Palm Beach County FL HFA Revenue Toby and Leon Cooperman Sinai Residences Project	2.63	6-1-2025	4,000,000	4,076,629
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2029	225,000	254,063
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2030	200,000	224,511
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2031	205,000	229,144
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2036	1,000,000	1,106,515
				6,399,998
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.38%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25%	5-1-2024	$ 9,000,000	$ 9,094,705
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,349,326
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,263,267
				11,707,298
Industrial development revenue: 0.15%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	858,014
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,118,546
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	1,500,000	1,569,578
				4,546,138
Miscellaneous revenue: 0.14%
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2024	1,000,000	1,040,946
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2025	350,000	368,299
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	1,370,000	1,441,010
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	370,000	376,759
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	910,000	1,027,338
				4,254,352
Resource recovery revenue: 0.11%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,559,474
Transportation revenue: 0.09%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	0.17	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	1,169,352
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	580,499
				2,799,851
Water & sewer revenue: 0.78%
Charlotte County FL IDA 144A	4.00	10-1-2041	1,250,000	1,351,956
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2029	1,055,000	1,336,183
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2030	1,760,000	2,279,242
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2031	1,980,000	2,615,907
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00%	10-1-2032	$ 2,080,000	$ 2,723,593
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	12,000,000	14,014,187
				24,321,068
				107,421,013
Georgia: 5.19%
Health revenue: 0.46%
Fulton County GA Residential Care Facilities Elderly Authority Revenue Entrance Fee Canterbury Court 144A	2.25	10-1-2028	3,665,000	3,674,300
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	0.14	8-15-2049	10,520,000	10,520,000
				14,194,300
Industrial development revenue: 0.19%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	3.63	1-1-2031	2,000,000	2,175,179
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2036	1,750,000	2,085,464
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,500,000	1,745,232
				6,005,875
Transportation revenue: 0.05%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	1,770,000	1,655,972
Utilities revenue: 4.49%
Appling County Development Authority Oglethorpe Power Corporation Hatch Project øø	1.50	1-1-2038	2,500,000	2,557,851
Bartow County Development Authority Georgia Power Company Plant Bowen Project øø	1.55	8-1-2043	6,500,000	6,550,909
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project øø	1.80	9-1-2029	1,000,000	1,003,181
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project øø	2.75	12-1-2032	4,950,000	5,085,953
Burke County Development Authority Oglethorpe Power Corporation Vogtle Project Series F øø	3.00	11-1-2045	14,955,000	15,358,139
Burke County Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project øø	1.70	12-1-2049	3,500,000	3,604,559
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project øø	2.25	10-1-2032	1,500,000	1,537,187
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E øø	3.25	11-1-2045	3,000,000	3,229,613
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2023	625,000	658,249
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	383,542
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	454,752
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	703,821
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	843,653
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	1,050,156
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2029	1,000,000	1,264,130
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,418,942
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Dalton GA Utilities Revenue Combined Bonds	5.00%	3-1-2031	$ 1,000,000	$ 1,284,883
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,276,834
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00	8-1-2048	14,485,000	15,383,786
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A øø	4.00	7-1-2052	21,000,000	24,270,051
Main Street Natural Gas Incorporated Georgia Gas Project Series B øø	4.00	8-1-2049	10,000,000	10,913,682
Main Street Natural Gas Incorporated Georgia Gas Project Series C øø	4.00	3-1-2050	10,500,000	11,886,796
Main Street Natural Gas Incorporated Georgia Gas Project Series C øø	4.00	5-1-2052	7,000,000	8,214,770
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ) øø	4.00	4-1-2048	2,640,000	2,783,233
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.82	4-1-2048	4,700,000	4,723,430
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,270,117
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,211,914
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	359,974
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	490,866
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	496,702
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,217,440
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,117,207
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,379,902
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,558,501
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,423,839
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,271,613
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,719,134
				139,959,311
				161,815,458
Guam: 0.13%
Miscellaneous revenue: 0.07%
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	3.63	2-1-2025	750,000	783,471
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,505,987
				2,289,458
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.06%
Guam Governmnet Business Privilege Tax Refunding Bonds Series F	5.00%	1-1-2030	$ 750,000	$ 933,680
Guam Governmnet Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2031	750,000	954,145
				1,887,825
				4,177,283
Hawaii: 0.28%
Airport revenue: 0.01%
Hawaii State Airports System Revenue Unrefunded Balance Refunding Bonds AMT	5.00	7-1-2024	445,000	457,830
Health revenue: 0.27%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.55	7-1-2039	8,350,000	8,350,000
				8,807,830
Illinois: 16.24%
Airport revenue: 1.80%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	4,120,036
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,606,800
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,925,000	6,429,976
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,204,828
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,412,367
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,742,724
Chicago IL O'Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	11,073,225
Chicago IL O'Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	695,000
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,809,004
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,820,000	12,167,957
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	2,450,000	2,762,995
				56,024,912
Education revenue: 0.91%
Illinois Finance Authority Charter School Revenue Series A 144A	4.00	7-1-2031	1,735,000	1,745,908
Illinois Finance Authority Charter School Revenue Series A 144A	5.00	7-1-2041	4,475,000	4,709,878
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	2,226,183
Illinois Finance Authority Revenue University Chicago Series A	5.00	10-1-2031	4,000,000	5,362,011
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Illinois Finance Authority Revenue University Chicago Series A	5.00%	10-1-2032	$ 3,750,000	$ 5,117,358
Southern Illinois University Board of Trustees Housing & Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2028	725,000	843,840
University of Illinois Auxiliary Facilities System Series A	5.00	4-1-2026	3,000,000	3,172,585
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bonds	4.00	4-1-2030	5,000,000	5,192,666
				28,370,429
GO revenue: 6.20%
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,433,219
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,668,546
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2031	2,500,000	3,151,240
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2032	2,875,000	3,616,329
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	3,400,000	4,269,670
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,370,553
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	14,800,000	14,527,806
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	7,720,000	7,195,021
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	400,000
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	836,454
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	598,365
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	705,044
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,000,000
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,045,568
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	446,054
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,645,000
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,230,467
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,675,000
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,284,908
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,402,998
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2022	1,490,000	1,490,000
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2023	765,000	800,721
Chicago IL Refunding Bonds Project Series B	5.13	1-1-2027	1,700,000	1,913,601
Chicago IL Refunding Bonds Project Series B	5.50	1-1-2032	1,145,000	1,301,803
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,241,334
Chicago IL Series A	5.00	1-1-2027	8,000,000	9,429,557
Chicago IL Series A	5.00	1-1-2028	6,125,000	7,364,791
Chicago IL Series C	5.00	1-1-2026	970,000	1,116,467
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2022	760,000	760,000
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	1,735,000	1,816,014
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	2,984,317
Cook County IL Refunding Bonds Series A	5.00	11-15-2028	2,300,000	2,888,892
Cook County IL Refunding Bonds Series A	5.00	11-15-2031	3,650,000	4,781,542
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00%	12-15-2023	$ 1,225,000	$ 1,205,425
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	1,029,597
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,611,231
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,603,653
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,855,734
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,041,058
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,120,746
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,154,726
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,634,682
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,615,480
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,480,756
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	450,486
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,321,737
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,771,903
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,236,382
Illinois Land Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,552,028
Illinois Series 2012	5.00	3-1-2028	6,465,000	6,511,521
Illinois Series 2016	5.00	11-1-2025	5,000,000	5,778,555
Illinois Series A	5.00	4-1-2023	3,500,000	3,698,729
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,694,016
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,114,922
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,295,000
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,823,023
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,585,433
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,152,448
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,089,663
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,565,246
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,111,602
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,129,550
Will & Cook County IL Lincoln-Way Community High School District #210 Refunding School Bonds (AGM Insured)	4.00	1-1-2022	600,000	600,000
Will County IL	4.00	11-15-2035	2,490,000	2,790,083
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00%	1-1-2025	$14,385,000	$ 13,912,738
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	8,264,604
				193,194,038
Health revenue: 0.40%
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,430,461
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	398,185
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	448,327
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,698,788
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	130,000	130,272
Illinois Finance Authority The Carle Foundation Series B øø	5.00	8-15-2053	4,800,000	6,386,404
				12,492,437
Housing revenue: 0.09%
Illinois Housing Development Authority Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,045,633
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2027	350,000	423,946
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2029	650,000	821,060
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2030	325,000	418,414
				2,709,053
Miscellaneous revenue: 0.96%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Northern Trust Company LOC) ø	0.10	6-1-2038	1,430,000	1,430,000
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2026	2,000,000	2,360,725
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2027	1,625,000	1,958,507
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	2,000,000	2,327,008
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,216,517
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,288,760
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,874,305
Illinois Series A	5.00	11-1-2023	8,955,000	9,682,690
Illinois Series A	5.00	12-1-2035	650,000	777,553
				29,916,065
Tax revenue: 4.46%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,810,000
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,512,065
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,700,407
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,661,064
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,232,719
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	863,741
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	1,775,000	2,314,342
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,930,003
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2032	1,315,000	1,707,487
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25%	6-1-2024	$ 9,995,000	$ 11,160,920
Illinois Regional Transportation Authority Series B-RMKT øø	0.40	6-1-2025	6,900,000	6,900,000
Illinois Sales Tax Build IL-Junior Obligation	5.00	6-15-2025	9,025,000	9,596,306
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2024	515,000	583,228
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2025	8,365,000	9,874,808
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,207,161
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,855,550
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,874,105
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,483,341
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	4,035,430
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,785,966
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,649,384
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,457,219
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,405,649
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2024	4,135,000	4,518,829
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2022	1,390,000	1,380,466
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	1,750,000	1,510,118
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,493,234
Metropolitan Pier & Exposition Authority Prerefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	20,000	19,773
Metropolitan Pier & Exposition Authority Prerefunded Bond (NPFGC Insured)	5.70	6-15-2025	220,000	227,532
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds Mccormick Place Expansion Project Series A %%	4.00	12-15-2042	5,000,000	5,748,018
Metropolitan Pier & Exposition Authority Unrefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	1,105,000	1,085,237
Metropolitan Pier & Exposition Authority Unrefunded Bond (NPFGC Insured)	5.70	6-15-2025	780,000	806,705
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,152,141
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,610,839
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,478,204
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,199,914
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	820,000
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	866,894
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	907,410
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	956,103
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	0.20	1-1-2035	1,820,000	1,820,000
				139,202,312
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.61%
Railsplitter Tobacco Settlement Authority	5.00%	6-1-2023	$18,000,000	$ 19,155,622
Transportation revenue: 0.49%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	15,176,934
Water & sewer revenue: 0.32%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,748,425
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	3,046,415
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,208,566
				10,003,406
				506,245,208
Indiana: 1.15%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Kipp Indianapolis Incorporated Project Series A	4.00	7-1-2030	210,000	232,215
Health revenue: 0.00%
Indiana HFFA Ancilla System Incorporated (NPFGC Insured)	5.25	7-1-2022	95,000	95,371
Miscellaneous revenue: 0.85%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	704,259
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	592,403
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	7,097,138
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	8,359,956
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	8,117,182
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,111,147
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	455,000	455,179
				26,437,264
Resource recovery revenue: 0.13%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A øø	0.22	5-1-2034	4,000,000	4,000,022
Utilities revenue: 0.16%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolisland Power and Light Company Project Series A øø	0.75	12-1-2038	3,000,000	2,986,427
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project	3.00	11-1-2030	2,000,000	2,128,008
				5,114,435
				35,879,307
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 1.35%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00%	12-1-2025	$ 1,295,000	$ 1,494,292
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,435,272
				2,929,564
GO revenue: 0.31%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	9,173,192
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	417,562
				9,590,754
Industrial development revenue: 0.64%
Iowa Finance Authority Midwestern Disaster Area Bio-America Incorporated Project (Korea Development Bank LOC) 144Aø	0.17	12-1-2041	20,000,000	20,000,000
Utilities revenue: 0.24%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	6,500,000	7,596,803
Water & sewer revenue: 0.06%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,873,230
				41,990,351
Kansas: 0.37%
Health revenue: 0.08%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,219,949
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,361,373
				2,581,322
Tax revenue: 0.29%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	455,000	461,731
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	24,725,000	8,405,190
				8,866,921
				11,448,243
Kentucky: 2.81%
Education revenue: 0.14%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	2,345,000	2,420,210
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2029	570,000	657,081
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00%	12-1-2030	$ 590,000	$ 684,593
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2031	615,000	717,260
				4,479,144
Health revenue: 0.28%
Kentucky EDFA Health System Revenue Norton Healthcare Incorporate Series B (NPFGC Insured) ¤	0.00	10-1-2026	3,000,000	2,779,265
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,230,000	1,272,795
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2022	1,000,000	993,264
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,591,195
				8,636,519
Industrial development revenue: 0.36%
Boone Country KY PCR Various Refunding Bonds Duke Energy (Sumitomo Mitsui Banking Corporation LOC) ø	0.12	8-1-2027	11,295,000	11,295,000
Miscellaneous revenue: 0.04%
Kentucky State University Certificate of Participation (BAM Insured)	3.00	11-1-2032	320,000	359,482
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2033	130,000	159,481
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2034	130,000	159,117
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2029	200,000	255,225
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2030	175,000	227,836
				1,161,141
Utilities revenue: 1.99%
Kentucky Public Energy Authority Gas Supply Series A-1 øø	4.00	12-1-2049	3,755,000	4,116,476
Kentucky Public Energy Authority Gas Supply Series B øø	4.00	1-1-2049	14,725,000	16,045,422
Kentucky Public Energy Authority Gas Supply Series C øø	4.00	12-1-2049	4,605,000	5,043,837
Kentucky Public Energy Authority Gas Supply Series C-1 øø	4.00	2-1-2050	17,150,000	19,858,870
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	2,000,000	2,009,670
Trimble County KY PCR Louisville Gas & Electric Project Series A	0.63	9-1-2026	3,250,000	3,218,265
Trimble County KY PCR Louisville Gas and Electric Project	1.35	11-1-2027	5,500,000	5,554,461
Trimble County KY PCR Refunding Bonds Louisville Gas and Electric Company	1.30	9-1-2044	6,250,000	6,304,479
				62,151,480
				87,723,284
Louisiana: 1.17%
Airport revenue: 0.16%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,127,753
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00%	1-1-2031	$ 1,250,000	$ 1,525,458
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,437,714
				5,090,925
Education revenue: 0.05%
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,480,704
Industrial development revenue: 0.52%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project	2.38	6-1-2037	8,330,000	8,760,484
St. John the Baptist Parish LA Series A	2.20	6-1-2037	7,000,000	7,308,328
				16,068,812
Miscellaneous revenue: 0.12%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,415,000	1,529,400
Louisiana State General Obligation Bonds Series A	5.00	2-1-2027	2,000,000	2,187,877
				3,717,277
Water & sewer revenue: 0.32%
East Baton Rouge LA Refunding Bonds Multi Modal Series A øø	1.30	2-1-2041	3,500,000	3,557,456
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	260,294
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	513,287
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	589,063
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	412,186
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	726,051
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	495,774
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2029	600,000	760,482
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	770,867
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2031	1,520,000	1,966,870
				10,052,330
				36,410,048
Maine: 0.03%
Health revenue: 0.03%
Maine HEFA	5.00	7-1-2027	180,000	221,295
Maine HEFA	5.00	7-1-2027	570,000	689,826
				911,121
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.28%
Education revenue: 0.10%
Maryland Health and HEFAR Stevenson University Series A	5.00%	6-1-2029	$ 300,000	$ 373,506
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2031	350,000	451,156
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2033	425,000	544,807
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	565,000	574,489
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,180,000	1,253,891
				3,197,849
GO revenue: 0.44%
Prince George's County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	13,722,785
Health revenue: 0.07%
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2026	495,000	576,815
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2027	430,000	514,801
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2028	300,000	367,174
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2029	290,000	361,985
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2030	285,000	361,371
				2,182,146
Housing revenue: 0.35%
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,997,062
Tax revenue: 0.32%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	9,922,918
				40,022,760
Massachusetts: 3.65%
Airport revenue: 0.34%
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2031	1,000,000	1,314,621
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,966,495
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,925,511
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	3,414,986
				10,621,613
Education revenue: 1.24%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	328,720
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	542,120
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	26,876,910
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2029	340,000	394,012
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2030	355,000	414,419
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00%	7-1-2031	$ 370,000	$ 435,785
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	820,000	878,912
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2026	1,000,000	1,161,360
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2027	1,500,000	1,783,563
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2028	1,250,000	1,517,396
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2029	1,400,000	1,731,122
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,617,343
				38,681,662
Health revenue: 0.64%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	580,000	598,607
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.60	7-1-2038	14,870,000	14,888,555
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	173,516
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	189,281
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	211,148
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	368,331
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	399,292
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	438,099
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	499,454
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.14	10-1-2045	2,245,000	2,245,000
				20,011,283
Miscellaneous revenue: 0.67%
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,491,613
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,489,391
				20,981,004
Tax revenue: 0.30%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,154,695
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.46%
Greater Attleboro Taunton Regional Transit Authority Massachusetts Revenue BAN	1.00%	8-19-2022	$ 8,200,000	$ 8,238,320
Lowell MA Regional Transit Authority Revenue BAN	1.00	8-19-2022	6,000,000	6,028,417
				14,266,737
				113,716,994
Michigan: 2.03%
Airport revenue: 0.03%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,017,363
Education revenue: 0.16%
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2029	405,000	483,325
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2030	405,000	489,824
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2031	400,000	489,817
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2026	840,000	890,748
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2027	585,000	619,629
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2028	535,000	566,335
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2029	590,000	623,963
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2030	400,000	422,450
Michigan Finance Authority Limited Obligation Revenue Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	195,000	199,288
				4,785,379
GO revenue: 0.09%
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	619,578
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,106,021
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,109,500
				2,835,099
Health revenue: 0.47%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,526,035
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,382,562
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (AGM Insured, JPMorgan Chase & Company SPA) ø	0.11	1-1-2032	7,640,000	7,640,000
				14,548,597
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.07%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00%	10-1-2061	$ 2,000,000	$ 2,228,939
Miscellaneous revenue: 0.48%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	508,616
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,598,856
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	5,685,000	6,029,189
Michigan Finance Authority Revenue Taxable Detroit Financial Recovery	4.60	10-1-2022	335,000	340,125
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,086,835
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,905,060
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,375,000	1,377,698
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,140,000	1,142,534
				14,988,913
Tax revenue: 0.10%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,208,880
Water & sewer revenue: 0.63%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,023,251
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,331,773
Michigan Financial Authority Local Government Loan Program Series C7 (NPFGC Insured)	5.00	7-1-2022	2,000,000	2,046,503
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,763,865
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,137,841
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2022	2,080,000	2,128,363
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2023	3,670,000	3,918,377
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,364,436
				19,714,409
				63,327,579
Minnesota: 0.40%
Education revenue: 0.21%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	270,298
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	967,312
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2024	545,000	607,454
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00%	10-1-2027	$ 1,035,000	$ 1,256,874
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2029	660,000	814,207
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,093,258
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2031	690,000	771,782
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2041	850,000	931,985
				6,713,170
Health revenue: 0.19%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,896,705
				12,609,875
Mississippi: 0.39%
GO revenue: 0.13%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2029	620,000	729,396
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2030	565,000	661,361
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2031	400,000	466,759
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2032	435,000	506,629
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2024	355,000	396,724
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2025	255,000	294,632
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2026	225,000	267,452
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2027	385,000	468,751
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2028	315,000	391,527
				4,183,231
Health revenue: 0.26%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	5.00	9-1-2044	3,000,000	3,383,083
Mississippi Hospital Equipment and Facilities Authority Revenue North Mississippi Health Services Series LI	5.00	10-1-2040	3,930,000	4,632,203
				8,015,286
				12,198,517
Missouri: 2.27%
Education revenue: 0.31%
Missouri State HEFAR University Health Science	5.00	10-1-2026	925,000	1,084,741
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,167,215
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,248,915
Missouri State HEFAR Webster University Project	5.00	4-1-2022	775,000	782,832
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Missouri State HEFAR Webster University Project	5.00%	4-1-2023	$ 1,050,000	$ 1,102,594
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,064,129
Missouri State HEFAR Webster University Project	5.00	4-1-2025	600,000	672,064
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	574,757
				9,697,247
Health revenue: 1.33%
Missouri State HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	18,000,000	22,390,619
Missouri State HEFAR St. Lukes Health System Incorporated	5.00	11-15-2030	5,425,000	6,370,361
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.16	9-1-2039	12,700,000	12,700,000
				41,460,980
Housing revenue: 0.07%
Missouri Southern State University Auxiliary Enterprise Revenue System	3.00	10-1-2026	1,000,000	1,012,839
Missouri Southern State University Auxiliary Enterprise Revenue System	4.00	10-1-2031	1,000,000	1,061,537
				2,074,376
Miscellaneous revenue: 0.34%
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,680,317
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,491,785
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	974,585
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,044,061
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,080,300
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,224,684
				10,495,732
Tax revenue: 0.13%
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	355,028
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	771,467
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.00	10-1-2027	290,000	290,005
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	700,000	700,772
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	2.00	10-1-2039	750,000	753,156
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	95,000	95,919
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,070,000	1,070,858
				4,037,205
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.09%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00%	1-1-2023	$ 805,000	$ 843,661
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	919,684
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	849,862
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	341,620
				2,954,827
				70,720,367
Nebraska: 0.87%
Airport revenue: 0.04%
Lincoln NE Airport Authority	5.00	7-1-2029	835,000	1,060,797
Education revenue: 0.07%
Douglas County NE Educational Facilities SIFMA Index Creighton University (SIFMA Municipal Swap +0.53%) ±	0.63	7-1-2035	2,250,000	2,258,232
Utilities revenue: 0.76%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ) øø	4.00	12-1-2049	6,355,000	7,054,849
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,780,714
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,427,421
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,205,317
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ) 144Aø	0.16	2-1-2049	7,345,000	7,345,000
				23,813,301
				27,132,330
Nevada: 0.12%
Miscellaneous revenue: 0.09%
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2022	315,000	316,361
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2024	150,000	152,445
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2025	180,000	182,738
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2026	225,000	226,802
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.25	6-1-2027	250,000	252,417
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2028	250,000	254,307
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2029	200,000	202,572
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.63	6-1-2030	300,000	303,964
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75%	6-1-2031	$ 225,000	$ 228,929
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2033	515,000	520,974
				2,641,509
Tax revenue: 0.03%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,015,000	1,029,832
				3,671,341
New Hampshire: 0.25%
Housing revenue: 0.09%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,433,904	2,897,596
Industrial development revenue: 0.16%
New Hampshire Finance Authority Lonza Biologics Incorporated (Landesbank Hessen-Thüringen LOC) ø	0.15	9-1-2030	5,000,000	5,000,000
				7,897,596
New Jersey: 3.68%
Airport revenue: 0.48%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	3,179,297
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,535,551
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	2,040,608
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,182,608
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	605,410
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,600,000
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,736,790
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,894,061
				14,774,325
Education revenue: 0.47%
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2036	425,000	513,416
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2037	150,000	180,773
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2038	200,000	240,575
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2032	225,000	297,076
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2034	225,000	295,924
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,283,174
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2031	500,000	646,369
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New Jersey EDA School Facilities Construction Refunding Bonds (SIFMA Municipal Swap +1.60%) ±	1.70%	3-1-2028	$10,000,000	$ 10,111,802
Newark NJ Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	950,000	1,014,978
				14,584,087
GO revenue: 0.23%
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2027	400,000	461,610
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2029	400,000	474,245
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2031	350,000	407,981
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2033	300,000	346,043
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2034	260,000	299,458
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,392,751
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2029	340,000	431,151
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2030	325,000	420,370
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2031	400,000	527,924
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2032	430,000	565,978
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2033	520,000	683,143
				7,010,654
Industrial development revenue: 0.06%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	305,000	301,596
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,590,630
				1,892,226
Miscellaneous revenue: 0.71%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	5,620,000	5,690,479
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	10,251,766
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,733,987
New Jersey EDA School Facilities Construction Refunding Bonds Project Series I (SIFMA Municipal Swap +1.25%) ±	1.35	9-1-2025	4,500,000	4,559,373
				22,235,605
Tax revenue: 0.53%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2032	3,000,000	3,745,022
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,096,292
New Jersey TTFA Transportation Program Series AA	4.00	6-15-2035	2,000,000	2,348,889
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New Jersey TTFA Transportation Program Series AA	5.00%	6-15-2035	$ 2,000,000	$ 2,554,916
New Jersey TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,868,511
				16,613,630
Transportation revenue: 0.95%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	11,248,738
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,297,051
New Jersey TTFA Series 2012AA	5.00	6-15-2023	1,350,000	1,378,516
New Jersey TTFA Series 2013AA	5.00	6-15-2023	4,740,000	5,051,619
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,163,118
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,574,818
				29,713,860
Water & sewer revenue: 0.25%
New Jersey EDA øø	2.20	10-1-2039	5,500,000	5,830,679
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT New Jersey American Water Company Incorporated øø	1.10	11-1-2029	2,075,000	2,064,366
				7,895,045
				114,719,432
New Mexico: 0.57%
Utilities revenue: 0.57%
Farmington NM Pollution Control Refunding Bonds Series 4	1.80	4-1-2029	10,000,000	10,118,843
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	6,660,000	7,558,936
				17,677,779
New York: 7.54%
Airport revenue: 1.36%
New York Transportation Development Corporation Special Facility John F Kennedy International Airport Project	2.25	8-1-2026	2,000,000	2,071,458
New York Transportation Development Corporation Special Refunding Bonds Terminal One Group Association	5.00	1-1-2022	3,000,000	3,000,000
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	555,649
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,057,324
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,530,176
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,380,000	26,094,478
				42,309,085
Education revenue: 0.44%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	410,000	418,544
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	4.00%	6-1-2031	$ 650,000	$ 705,471
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2036	525,000	602,157
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	400,000	452,495
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	2,415,000	2,480,277
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.76	2-1-2027	970,000	1,038,714
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,136,011
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,720,197
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	180,000	188,238
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	518,529
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A %%	5.00	7-1-2030	625,000	772,951
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A %%	5.00	7-1-2037	200,000	252,644
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A %%	5.00	7-1-2042	275,000	343,266
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) ø	2.25	10-1-2029	1,180,000	1,197,530
				13,827,024
GO revenue: 0.81%
Cortland NY Enlarged City School District Revenue BAN	2.00	7-29-2022	3,780,000	3,817,266
Kenmore Tonawanda NY Union Free School District BAN Series A	1.25	6-29-2022	16,000,000	16,078,562
Poughkeepsie City NY Refunding Bonds Public Improvement	4.00	4-15-2029	245,000	284,708
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	340,000	372,028
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	265,376
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	682,434
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,000,000	3,747,011
				25,247,385
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.44%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00%	7-1-2025	$ 1,725,000	$ 1,734,682
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group øø	5.00	5-1-2048	6,000,000	6,955,238
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,706,052
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,735,062
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,508,450
				13,639,484
Housing revenue: 0.43%
New York Housing Finance Agency Affordable Housing Series K2 øø	1.00	11-1-2061	3,000,000	3,000,116
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.25	4-1-2022	325,000	324,992
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.30	10-1-2022	465,000	464,885
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.40	4-1-2023	480,000	479,631
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.55	10-1-2023	760,000	758,769
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.65	4-1-2024	710,000	708,497
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.75	10-1-2024	825,000	823,264
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.88	4-1-2025	1,705,000	1,701,159
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.00	10-1-2025	2,415,000	2,409,768
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.05	4-1-2026	1,275,000	1,271,133
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.15	10-1-2026	1,335,000	1,333,257
				13,275,471
Industrial development revenue: 0.89%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	2,000,000	2,070,209
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	791,811
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00	10-31-2034	500,000	592,452
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	9,250,000	11,473,560
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	12,810,232
				27,738,264
Miscellaneous revenue: 0.38%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.70	11-15-2030	4,000,000	3,983,320
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.90%	11-15-2031	$ 2,000,000	$ 2,000,355
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.10	11-15-2032	5,000,000	5,037,133
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	98,951	99,878
Western Regional Off-Track Betting Corporation 144A	3.00	12-1-2026	670,000	672,594
				11,793,280
Resource recovery revenue: 0.07%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project øø	2.75	9-1-2050	2,000,000	2,066,034
Tax revenue: 0.85%
New York City Transitional Future Tax Secured Subordinated Bond Series E	5.00	2-1-2031	10,000,000	10,036,026
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A øø	2.00	5-15-2045	5,000,000	5,306,465
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B-2 øø	5.00	5-15-2050	9,500,000	11,235,989
				26,578,480
Transportation revenue: 1.66%
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	9-1-2022	5,000,000	5,155,401
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds	4.00	11-15-2032	10,000,000	11,423,470
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.53	11-1-2031	20,000,000	20,018,284
New York Metropolitan Transportation Authority Subordinated Bond Series 2002G-1F (U.S. SOFR +0.43%) ±	0.46	11-1-2026	1,250,000	1,240,190
New York Metropolitan Transportation Authority Subordinated Bond Series A1 øø	5.00	11-15-2048	800,000	895,073
New York Metropolitan Transportation Authority Subordinated Bond Series C1	5.00	11-15-2024	3,535,000	3,970,361
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.20	1-1-2053	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority New York Revenues Various Refunding Bond Subordinated Series B-2 (State Street Bank & Trust Company LOC) ø	0.12	1-1-2032	4,200,000	4,200,000
				51,902,779
Utilities revenue: 0.21%
Long Island Power Authority Electric System Revenue General Series B øø	0.85	9-1-2050	3,000,000	3,006,838
Long Island Power Authority Electric System Revenue General Series B	1.50	9-1-2051	3,500,000	3,586,351
				6,593,189
				234,970,475
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.97%
Education revenue: 0.76%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00%	10-1-2028	$ 450,000	$ 554,780
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2029	550,000	690,613
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2030	450,000	574,679
University of North Carolina Chapel Hill Series A (1 Month LIBOR +0.13%) ±	0.19	12-1-2041	11,100,000	11,103,127
University of North Carolina Chapel Hill Series B (1 Month LIBOR +0.13%) ±	0.19	12-1-2034	10,925,000	10,927,394
				23,850,593
Health revenue: 0.18%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	2,000,000	2,000,145
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2029	275,000	310,137
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2030	285,000	321,329
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2031	290,000	324,992
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2036	900,000	995,919
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes Series B1	2.55	9-1-2026	1,575,000	1,588,161
				5,540,683
Industrial development revenue: 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project øø	2.00	11-1-2033	850,000	884,014
				30,275,290
North Dakota: 0.71%
GO revenue: 0.38%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,096,654
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,311,220
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,407,564
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,502,392
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,567,864
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,638,590
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
McKenzie County ND Public School District #1 School Building Series A	5.00%	8-1-2031	$ 1,420,000	$ 1,711,791
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,792,717
				12,028,792
Health revenue: 0.25%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2029	1,650,000	2,084,837
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2030	1,600,000	2,057,030
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2031	1,300,000	1,700,781
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2032	1,400,000	1,827,420
				7,670,068
Miscellaneous revenue: 0.08%
Cass County ND Joint Water Resources District Refunding Temporary Improvement Series A	0.48	5-1-2024	2,500,000	2,501,183
				22,200,043
Ohio: 1.72%
Airport revenue: 0.08%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,339,948
Education revenue: 0.09%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University Northwestern	4.00	12-1-2031	710,000	803,562
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,011,847
				2,815,409
Health revenue: 0.58%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,000,000
Allen County OH Hospital Facilities Revenue Bonds Series B øø	5.00	8-1-2047	2,500,000	2,538,694
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	235,000	235,000
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2027	615,000	750,232
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	810,966
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,968,148
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,768,979
				18,072,019
Resource recovery revenue: 0.16%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	5,096,036
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.24%
Akron OH Income Tax Revenue %%	4.00%	12-1-2029	$ 4,515,000	$ 5,417,902
Akron OH Income Tax Revenue %%	4.00	12-1-2030	1,830,000	2,177,450
				7,595,352
Utilities revenue: 0.36%
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2030	2,000,000	2,577,392
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2031	1,700,000	2,241,447
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A øø	3.25	9-1-2029	4,000,000	4,329,219
Ohio Air Quality Development Authority Revenue Various Ohio Valley Electric Corporation øø	1.50	2-1-2026	2,000,000	2,019,021
				11,167,079
Water & sewer revenue: 0.21%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,564,287
				53,650,130
Oklahoma: 0.60%
Education revenue: 0.18%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	1,042,393
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,125,798
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,614,174
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	857,504
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	919,254
				5,559,123
Miscellaneous revenue: 0.27%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	390,697
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	413,788
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,887,170
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2034	670,000	770,320
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	983,876
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	973,564
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,113,590
				8,533,005
Tax revenue: 0.15%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,679,845
				18,771,973
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.65%
Health revenue: 0.65%
Clackamas County OR Hospital Facility Authority Revenue Senior Living Rose Villa Project	2.75%	11-15-2025	$ 500,000	$ 500,357
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,900,000	1,877,165
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West øø	5.00	3-1-2040	9,500,000	10,525,884
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	462,457
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	148,939
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	366,365
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	1,750,000	2,074,936
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2036	1,220,000	1,454,115
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2046	1,540,000	1,794,703
YamHill County OR Hospital Authority Friendsview Series B2	2.13	11-15-2027	1,000,000	1,000,799
				20,205,720
Other: 0.06%
Miscellaneous revenue: 0.06%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	1,996,790	2,006,032
Pennsylvania: 4.45%
Airport revenue: 0.54%
Allegheny County PA Airport Authority Series A	5.00	1-1-2029	4,000,000	4,998,962
Allegheny County PA Airport Authority Series A	5.00	1-1-2030	3,000,000	3,822,084
Allegheny County PA Airport Authority Series A	5.00	1-1-2031	2,250,000	2,923,337
Allegheny County PA Airport Authority Series A	5.00	1-1-2032	4,000,000	5,172,319
				16,916,702
Education revenue: 0.52%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,485,000	1,602,996
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	400,000	406,608
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program øø	2.00	11-1-2035	3,000,000	3,027,571
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,591,616
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,637,460
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	600,000	728,347
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2030	800,000	1,003,299
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,465,000	1,578,678
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	2,240,000	2,425,205
Philadelphia PA IDA Independence Charter School Project Series 2019	4.00	6-15-2029	350,000	378,692
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25%	6-15-2023	$ 275,000	$ 288,393
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2029	245,000	309,417
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2030	395,000	507,003
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2031	485,000	634,941
				16,120,226
GO revenue: 0.97%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	353,135
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,107,883
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	903,010
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,171,226
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,283,995
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,472,520
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	737,502
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2027	980,000	1,119,554
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,345,694
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,677,585
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,157,904
Scranton PA School District Series A	5.00	6-1-2024	750,000	825,371
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,138,267
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	733,512
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	810,745
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,424,053
				30,261,956
Health revenue: 1.00%
Berks County PA Municipal Authority Tower Health Project Series B2 øø	5.00	2-1-2040	6,000,000	6,781,890
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,560,167
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,808,524
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,420,081
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	1,212,296
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	871,896
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,612,776
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2031	430,000	472,411
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2037	345,000	375,155
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  47

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.20%	9-1-2050	$10,000,000	$ 10,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	0.82	9-1-2051	3,500,000	3,500,124
Westmoreland County PA IDA Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,455,121
				31,070,441
Housing revenue: 0.08%
East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	1,065,000	1,157,157
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,255,000	1,360,154
				2,517,311
Industrial development revenue: 0.09%
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2029	500,000	608,868
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2030	500,000	617,729
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2031	550,000	690,053
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2032	600,000	761,466
				2,678,116
Miscellaneous revenue: 0.14%
Delaware Valley Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,226,990
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	170,293
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	0.10	11-1-2055	2,000,000	2,000,000
				4,397,283
Resource recovery revenue: 0.63%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A øø	0.23	6-1-2044	6,000,000	6,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporate Project Series A øø	1.75	8-1-2038	13,500,000	13,819,981
				19,819,981
Transportation revenue: 0.11%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	657,657
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	687,013
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	474,280
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	490,257
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00%	9-1-2031	$ 440,000	$ 504,893
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	524,276
				3,338,376
Utilities revenue: 0.13%
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (MUFG Bank Limited LOC) ø	0.17	12-1-2038	4,000,000	4,000,000
Water & sewer revenue: 0.24%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project øø	2.45	12-1-2039	3,250,000	3,531,505
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	0.75	9-1-2040	4,000,000	4,027,003
				7,558,508
				138,678,900
Puerto Rico: 0.30%
Water & sewer revenue: 0.30%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2022	5,000,000	5,089,822
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2023	4,000,000	4,196,145
				9,285,967
Rhode Island: 0.17%
GO revenue: 0.07%
Providence RI Refunding Bonds Series A	5.00	1-15-2022	300,000	300,406
Providence RI Refunding Bonds Series A	5.00	1-15-2023	425,000	443,658
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	433,282
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	503,839
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	517,845
				2,199,030
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,054
Miscellaneous revenue: 0.10%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,059,625
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	1,960,180
				3,019,805
				5,233,889
South Carolina: 0.28%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	270,000	289,024
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  49

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.09%
Greenville Hospital System South Carolina Hospital Refunding Bonds	5.00%	5-1-2029	$ 2,725,000	$ 2,766,064
Miscellaneous revenue: 0.01%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	479,159
Resource recovery revenue: 0.05%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	235,470
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A†	5.25	2-1-2027	3,310,000	1,324,000
				1,559,470
Utilities revenue: 0.12%
South Carolina Public Service Authority Revenue Refunding Bonds and Improvement Series A	5.00	12-1-2031	2,850,000	3,723,257
				8,816,974
South Dakota: 0.47%
Health revenue: 0.27%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	8,422,973
Resource recovery revenue: 0.20%
South Dakota EDA Riverview Project (AgCountry Farm Credit Services LOC) ø	0.16	11-1-2051	6,250,000	6,250,000
				14,672,973
Tennessee: 0.98%
Housing revenue: 0.26%
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured) øø	1.25	12-1-2024	8,000,000	8,107,060
Utilities revenue: 0.72%
Tennergy Corporation Tennessee Gas Series A øø	4.00	12-1-2051	5,000,000	5,841,132
Tennessee Energy Acquisition Corporation Gas Project øø	4.00	11-1-2049	2,210,000	2,439,159
Tennessee Energy Acquisition Corporation Series A øø	4.00	5-1-2048	12,390,000	12,885,517
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,117,394
				22,283,202
				30,390,262
Texas: 7.32%
Airport revenue: 0.54%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	4,000,000	4,503,699
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,125,000	3,364,430
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2023	690,000	742,193
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	810,682
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00%	8-15-2027	$ 835,000	$ 1,023,720
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	1,101,597
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	1,174,664
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,263,128
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,814,218
				16,798,331
Education revenue: 0.98%
Alamo TX Community College District Various Financing System øø	1.70	11-1-2042	435,000	436,231
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2029	300,000	356,172
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	8-15-2029	80,000	88,014
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2030	305,000	366,719
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	8-15-2030	85,000	93,115
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2031	315,000	384,083
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2031	1,240,000	1,279,886
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	8-15-2031	80,000	87,469
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2022	60,000	61,401
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2023	155,000	164,179
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2024	195,000	212,743
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2025	205,000	229,376
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2026	200,000	228,974
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2027	205,000	238,079
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2028	75,000	86,638
Austin TX Community College District Series A	4.00	2-1-2023	320,000	333,010
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,150,000	2,351,296
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	7,040,000	7,568,880
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,467,112
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	1,965,000	2,087,822
New Hope TX Cultural Education Facilities Finance Corporation Education Revenue Cumberland Academy Series A 144A	4.00	8-15-2030	1,735,000	1,864,792
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  51

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00%	7-1-2029	$ 650,000	$ 780,386
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2030	870,000	1,057,952
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2031	220,000	271,522
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2032	460,000	562,002
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2033	710,000	864,342
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2034	500,000	607,458
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2035	290,000	351,400
				30,481,053
GO revenue: 2.93%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,723,952
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,148,711
Fort Bend TX Independent School District Various Refunding Series B øø	0.72	8-1-2051	1,500,000	1,495,962
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,329,811
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,841,636
Harris County TX Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	3,000,000	2,968,422
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,904,935
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,689,706
Northside Texas Independent School District School Building Bond Series 2018 øø	2.75	8-1-2048	11,275,000	11,671,904
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	1,997,696
Texas State College Student Loan	4.00	8-1-2032	1,500,000	1,777,499
Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00	10-1-2030	40,760,000	45,845,980
				91,396,214
Health revenue: 0.24%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A øø	0.90	5-15-2050	1,500,000	1,500,920
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,118,182
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,391,337
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,647,416
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	1,000,000	1,005,187
				7,663,042
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.11%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38%	4-1-2028	$ 1,845,000	$ 1,961,853
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	878,024
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	549,773
				3,389,650
Industrial development revenue: 0.10%
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.50	1-1-2030	800,000	800,337
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.63	1-1-2031	800,000	801,516
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.75	1-1-2036	1,500,000	1,491,365
				3,093,218
Miscellaneous revenue: 0.46%
Houston TX Airport System Revenue Refunding Bonds AMT Special Facilities United	5.00	7-1-2027	1,750,000	2,044,907
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project	5.00	5-15-2028	1,845,000	2,040,045
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,320,427
Wise County TX Parker County Junior College District Project	5.00	8-15-2025	505,000	580,010
Wise County TX Parker County Junior College District Project	5.00	8-15-2028	1,630,000	1,995,957
Wise County TX Parker County Junior College District Project	5.00	8-15-2031	680,000	869,226
Wise County TX Parker County Junior College District Project	5.00	8-15-2034	980,000	1,237,913
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (NPFGC / FHA Insured)	7.65	7-1-2022	2,125,000	2,173,862
				14,262,347
Transportation revenue: 0.82%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,211,064
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	523,091
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	5.00	8-15-2026	1,280,000	1,484,748
North Texas Thruway Authority Revenue Convertible CAB Special PJS System C	6.75	9-1-2045	10,000,000	15,060,064
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2030	1,000,000	1,267,002
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2032	1,000,000	1,260,114
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2033	3,000,000	3,772,227
				25,578,310
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  53

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.45%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured) %%	5.00%	5-15-2029	$ 1,745,000	$ 2,183,268
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured) %%	5.00	5-15-2030	990,000	1,257,297
San Antonio TX Electric & Gas Revenue Various Refunding Bonds Junior Lien Series 2020 øø	1.75	2-1-2049	4,250,000	4,440,706
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018 øø	2.75	2-1-2048	6,000,000	6,132,426
				14,013,697
Water & sewer revenue: 0.69%
Dallas TX Waterworks Refunding Bonds Series A øø	5.00	10-1-2029	16,225,000	19,508,142
San Antonio TX Water System Junior Lien Series F	1.00	5-1-2043	2,000,000	2,018,182
				21,526,324
				228,202,186
Utah: 0.40%
Airport revenue: 0.15%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,230,809
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	3,301,366
				4,532,175
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25	6-15-2031	540,000	560,499
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,080,000	1,111,925
				1,672,424
Miscellaneous revenue: 0.20%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2024	1,000,000	1,053,127
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2026	1,000,000	1,078,914
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2028	1,000,000	1,092,328
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2029	580,000	634,621
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2030	680,000	743,749
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,500,000	1,554,964
				6,157,703
				12,362,302
The accompanying notes are an integral part of these financial statements.

54  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Vermont: 0.12%
Education revenue: 0.06%
Vermont Student Assistance Corporation Series A	5.00%	6-15-2022	$ 550,000	$ 560,957
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,273,667
				1,834,624
Housing revenue: 0.06%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,700,000	1,860,763
				3,695,387
Virginia: 1.44%
Education revenue: 0.04%
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2029	330,000	407,728
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2030	350,000	439,254
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2031	300,000	382,507
				1,229,489
Health revenue: 0.17%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	715,517
Tender Option Bond Trust Residual/Floater Certificates Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) ø	0.17	11-1-2035	4,655,000	4,655,000
				5,370,517
Transportation revenue: 0.93%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	21,616,116
Toll Road Investors Partnership II LP Series 1999-B (National Public Finance Guaranty Insured) 144A¤	0.00	2-15-2029	10,000,000	7,326,102
				28,942,218
Utilities revenue: 0.30%
Chesapeake VA EDA Pollution Control Electric & Power Company Series 2008A øø	1.90	2-1-2032	4,250,000	4,341,693
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond Virginia Electric & Power Company Project Series A	0.75	10-1-2040	5,000,000	5,044,048
				9,385,741
				44,927,965
Washington: 2.54%
Airport revenue: 0.08%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	2,030,000	2,407,616
GO revenue: 0.20%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2027	1,120,000	1,373,836
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,887,681
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  55

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00%	6-1-2029	$ 1,000,000	$ 1,288,741
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,512,680
				6,062,938
Health revenue: 0.89%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,672,250
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.50	1-1-2035	11,000,000	11,053,711
Washington Health Care Facilities Authority CommonSpirit Health Series B3	5.00	8-1-2049	3,000,000	3,498,176
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.17	1-1-2042	6,150,000	6,151,667
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,500,000	1,500,218
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,001,649
				27,877,671
Housing revenue: 0.83%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.00	10-1-2033	600,000	598,369
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.13	10-1-2036	2,000,000	1,997,241
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.38	10-1-2041	4,000,000	3,967,756
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2029	225,000	267,398
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2030	200,000	240,781
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2031	290,000	353,940
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	2,002,463
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,348,878
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,962,684
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,102,921
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,631,514
Washington Housing Finance Commission Municipal Certificates Series 1 Class A	3.50	12-20-2035	4,711,054	5,457,424
				25,931,369
Tax revenue: 0.44%
Central Puget Sound Washington Regional Refunding & Improvement Series S1	5.00	11-1-2036	1,000,000	1,170,769
Central Puget Sound Washington Regional Refunding & Improvement Series S-1	5.00	11-1-2050	810,000	948,323
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	10,000,000	11,597,992
				13,717,084
The accompanying notes are an integral part of these financial statements.

56  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	0.35%	5-1-2045	$ 3,000,000	$ 3,025,225
				79,021,903
West Virginia: 0.38%
Education revenue: 0.04%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B øø	5.00	10-1-2041	1,000,000	1,261,433
Tax revenue: 0.13%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	900,000	1,002,736
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	2,815,000	3,052,534
				4,055,270
Utilities revenue: 0.18%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A øø	3.00	6-1-2037	5,450,000	5,486,040
Water & sewer revenue: 0.03%
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2022	250,000	253,801
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2024	400,000	424,243
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2025	400,000	431,668
				1,109,712
				11,912,455
Wisconsin: 2.61%
Airport revenue: 0.01%
Wisconsin PFA Airport Series C	5.00	7-1-2022	360,000	366,821
Education revenue: 0.23%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	945,000	977,180
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	435,000	451,408
Pine Lake WI PFA Pine Lake Preparatory School Series 2015 144A	4.35	3-1-2025	1,475,000	1,553,129
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	706,576
Wisconsin PFA Conference Center & Hotel Revenue Foundation of The University of North Carolina at Charlotte Incorporated Series A 144A	4.00	9-1-2036	1,000,000	1,095,067
Wisconsin PFA Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	1,013,093
Wisconsin PFA Educational Facility Revenue Estancia Valley Classical Academy Project Series A 144A	4.00	7-1-2031	1,150,000	1,190,450
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	305,000	307,902
				7,294,805
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  57

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.79%
Eau Claire WI Area School District Refunding Bonds	5.00%	4-1-2022	$ 1,245,000	$ 1,259,520
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	1,966,523
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,100,053
Wisconsin Series B	5.00	5-1-2031	12,230,000	14,476,460
Wisconsin Series B	5.00	5-1-2034	5,000,000	5,713,423
				24,515,979
Health revenue: 0.78%
PFA Entrance Fee Principal Searstone Project Series B-2	2.25	6-1-2027	1,840,000	1,846,521
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,270,566
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	787,059
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,395,955
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	748,937
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,338,744
Wisconsin HEFA St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	4,013,347
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	431,215
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	539,784
Wisconsin HEFA St. John's Community Incorporated Project %%	4.00	9-15-2029	895,000	983,860
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	4.00	12-1-2031	700,000	835,006
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	4.00	6-1-2035	600,000	704,869
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	4.00	10-1-2041	3,000,000	3,654,358
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	219,412
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	222,925
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	355,033
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	448,126
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	702,302
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	725,888
				24,223,907
Miscellaneous revenue: 0.18%
Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,929,782
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,553,872
				5,483,654
Tax revenue: 0.56%
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	231,582
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2029	390,000	337,337
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	462,061
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2029	1,050,000	902,511
The accompanying notes are an integral part of these financial statements.

58  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00%	12-15-2031	$ 1,350,000	$ 1,092,451
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	14,382,979
				17,408,921
Water & sewer revenue: 0.06%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	330,571
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,693,371
				2,023,942
				81,318,029
Total Municipal obligations (Cost $2,959,920,704)				3,052,832,057

		Yield	Shares
Short-term investments: 1.29%
Investment companies: 1.29%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	40,358,678	40,382,894
Total Short-term investments (Cost $40,376,075)				40,382,894
Total investments in securities (Cost $3,025,296,779)	100.03%			3,118,214,951
Other assets and liabilities, net	(0.03)			(1,074,303)
Total net assets	100.00%			$3,117,140,648

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  59

Portfolio of investments—December 31, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$83,256,830	$394,585,067	$(437,474,791)	$9,715	$6,073	$40,382,894	40,358,678	$6,838
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Ultra Treasury Notes	(150)	3-22-2022	$(21,939,589)	$(21,965,625)	$0	$(26,036)
The accompanying notes are an integral part of these financial statements.

60  |  Allspring Strategic Municipal Bond Fund

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,984,920,704)	$ 3,077,832,057
Investments in affiliated securities, at value (cost $40,376,075)	40,382,894
Cash at broker segregated for futures contracts	367,500
Receivable for interest	26,448,810
Receivable for Fund shares sold	9,022,408
Receivable for investments sold	1,169,436
Prepaid expenses and other assets	42,921
Total assets	3,155,266,026
Liabilities
Payable for when-issued transactions	29,759,595
Payable for Fund shares redeemed	3,072,161
Payable for investments purchased	3,000,000
Management fee payable	1,012,500
Dividends payable	690,240
Administration fees payable	275,765
Payable for daily variation margin on open futures contracts	39,705
Distribution fee payable	35,422
Accrued expenses and other liabilities	239,990
Total liabilities	38,125,378
Total net assets	$3,117,140,648
Net assets consist of
Paid-in capital	$ 3,032,289,957
Total distributable earnings	84,850,691
Total net assets	$3,117,140,648
Computation of net asset value and offering price per share
Net assets – Class A	$ 626,454,376
Shares outstanding – Class A1	67,571,998
Net asset value per share – Class A	$9.27
Maximum offering price per share – Class A2	$9.66
Net assets – Class C	$ 51,722,955
Shares outstanding – Class C1	5,559,967
Net asset value per share – Class C	$9.30
Net assets – Class R6	$ 15,522,664
Shares outstanding – Class R6[1]	1,674,262
Net asset value per share – Class R6	$9.27
Net assets – Administrator Class	$ 106,207,091
Shares outstanding – Administrator Class[1]	11,462,712
Net asset value per share – Administrator Class	$9.27
Net assets – Institutional Class	$ 2,317,233,562
Shares outstanding – Institutional Class[1]	250,009,978
Net asset value per share – Institutional Class	$9.27
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  61

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 32,382,534
Income from affiliated securities	6,838
Total investment income	32,389,372
Expenses
Management fee	5,752,815
Administration fees
Class A	515,004
Class C	44,711
Class R6	2,426
Administrator Class	57,354
Institutional Class	942,750
Shareholder servicing fees
Class A	804,694
Class C	69,782
Administrator Class	142,852
Distribution fee
Class C	209,345
Custody and accounting fees	54,896
Professional fees	36,876
Registration fees	94,341
Shareholder report expenses	47,119
Trustees’ fees and expenses	9,821
Other fees and expenses	29,224
Total expenses	8,814,010
Less: Fee waivers and/or expense reimbursements
Class A	(754)
Administrator Class	(27,206)
Net expenses	8,786,050
Net investment income	23,603,322
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	497,546
Affiliated securities	9,715
Futures contracts	308,502
Net realized gains on investments	815,763
Net change in unrealized gains (losses) on
Unaffiliated securities	(20,025,389)
Affiliated securities	6,073
Futures contracts	(26,036)
Net change in unrealized gains (losses) on investments	(20,045,352)
Net realized and unrealized gains (losses) on investments	(19,229,589)
Net increase in net assets resulting from operations	$ 4,373,733
The accompanying notes are an integral part of these financial statements.

62  |  Allspring Strategic Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 23,603,322		$ 48,317,416
Net realized gains on investments		815,763		2,109,518
Net change in unrealized gains (losses) on investments		(20,045,352)		44,670,512
Net increase in net assets resulting from operations		4,373,733		95,097,446
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,005,793)		(8,720,081)
Class C		(138,106)		(448,752)
Class R6		(131,336)		(382,035)
Administrator Class		(775,434)		(1,856,941)
Institutional Class		(18,552,084)		(37,234,619)
Total distributions to shareholders		(23,602,753)		(48,642,428)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,132,373	66,412,430	20,714,962	192,340,071
Class C	489,424	4,574,864	1,499,230	13,959,853
Class R6	416,417	3,864,071	605,823	5,608,705
Administrator Class	2,458,637	22,949,550	3,675,293	34,067,514
Institutional Class	43,635,674	406,183,401	116,362,031	1,079,938,083
		503,984,316		1,325,914,226
Reinvestment of distributions
Class A	383,287	3,563,044	847,490	7,868,254
Class C	13,557	126,476	43,525	405,245
Class R6	7,836	72,842	18,022	167,297
Administrator Class	80,375	746,851	194,043	1,799,801
Institutional Class	1,722,917	16,015,921	3,427,679	31,814,419
		20,525,134		42,055,016
Payment for shares redeemed
Class A	(6,675,450)	(62,058,288)	(14,333,244)	(133,073,086)
Class C	(978,234)	(9,131,028)	(3,057,048)	(28,421,728)
Class R6	(635,922)	(5,922,186)	(968,596)	(9,001,156)
Administrator Class	(3,006,020)	(27,978,975)	(4,583,793)	(42,503,136)
Institutional Class	(37,966,750)	(353,051,634)	(76,704,450)	(712,279,926)
		(458,142,111)		(925,279,032)
Net increase in net assets resulting from capital share transactions		66,367,339		442,690,210
Total increase in net assets		47,138,319		489,145,228
Net assets
Beginning of period		3,070,002,329		2,580,857,101
End of period		$3,117,140,648		$3,070,002,329
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  63

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.33	$9.17	$9.14	$8.93	$8.94	$9.06
Net investment income	0.06	0.14	0.17	0.18	0.15	0.13
Net realized and unrealized gains (losses) on investments	(0.06)	0.16	0.03	0.21	0.01	(0.07)
Total from investment operations	0.00 [1]	0.30	0.20	0.39	0.16	0.06
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.16)	(0.18)	(0.15)	(0.13)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.05)
Total distributions to shareholders	(0.06)	(0.14)	(0.17)	(0.18)	(0.17)	(0.18)
Net asset value, end of period	$9.27	$9.33	$9.17	$9.14	$8.93	$8.94
Total return[2]	(0.02)%	3.26%	2.23%	4.41%	1.82%	0.65%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.80%	0.82%	0.81%
Net expenses	0.79%	0.79%	0.79%	0.80%	0.82%	0.81%
Net investment income	1.24%	1.47%	1.81%	1.99%	1.69%	1.45%
Supplemental data
Portfolio turnover rate	14%	11%	26%	29%	33%	31%
Net assets, end of period (000s omitted)	$626,454	$622,409	$545,670	$528,004	$491,128	$550,965

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

64  |  Allspring Strategic Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.36	$9.20	$9.17	$8.96	$8.97	$9.09
Net investment income	0.02	0.07	0.10	0.11 [1]	0.08 [1]	0.07
Net realized and unrealized gains (losses) on investments	(0.06)	0.16	0.04	0.21	0.01	(0.07)
Total from investment operations	(0.04)	0.23	0.14	0.32	0.09	(0.00)
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.10)	(0.11)	(0.08)	(0.07)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.05)
Total distributions to shareholders	(0.02)	(0.07)	(0.11)	(0.11)	(0.10)	(0.12)
Net asset value, end of period	$9.30	$9.36	$9.20	$9.17	$8.96	$8.97
Total return[2]	(0.39)%	2.49%	1.47%	3.62%	1.06%	(0.10)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.54%	1.55%	1.57%	1.56%
Net expenses	1.54%	1.54%	1.54%	1.55%	1.57%	1.56%
Net investment income	0.49%	0.72%	1.06%	1.24%	0.94%	0.72%
Supplemental data
Portfolio turnover rate	14%	11%	26%	29%	33%	31%
Net assets, end of period (000s omitted)	$51,723	$56,483	$69,472	$82,331	$115,518	$137,955

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  65

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$9.33	$9.17	$9.15	$8.94
Net investment income	0.08	0.17	0.20	0.20
Net realized and unrealized gains (losses) on investments	(0.06)	0.16	0.03	0.21
Total from investment operations	0.02	0.33	0.23	0.41
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.20)	(0.20)
Net realized gains	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.08)	(0.17)	(0.21)	(0.20)
Net asset value, end of period	$9.27	$9.33	$9.17	$9.15
Total return[2]	0.17%	3.65%	2.51%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.41%	0.41%
Net expenses	0.41%	0.41%	0.41%	0.41%
Net investment income	1.62%	1.85%	2.19%	2.39%
Supplemental data
Portfolio turnover rate	14%	11%	26%	29%
Net assets, end of period (000s omitted)	$15,523	$17,590	$20,459	$13,291

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

66  |  Allspring Strategic Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.32	$9.17	$9.14	$8.93	$8.93	$9.06
Net investment income	0.06	0.15	0.17	0.19	0.16	0.14
Net realized and unrealized gains (losses) on investments	(0.05)	0.15	0.04	0.21	0.02	(0.08)
Total from investment operations	0.01	0.30	0.21	0.40	0.18	0.06
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.17)	(0.19)	(0.16)	(0.14)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.05)
Total distributions to shareholders	(0.06)	(0.15)	(0.18)	(0.19)	(0.18)	(0.19)
Net asset value, end of period	$9.27	$9.32	$9.17	$9.14	$8.93	$8.93
Total return[1]	0.14%	3.27%	2.34%	4.53%	2.07%	0.67%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.73%	0.73%	0.76%	0.75%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.35%	1.58%	1.92%	2.10%	1.80%	1.51%
Supplemental data
Portfolio turnover rate	14%	11%	26%	29%	33%	31%
Net assets, end of period (000s omitted)	$106,207	$111,200	$115,889	$149,097	$191,723	$195,138

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Strategic Municipal Bond Fund  |  67

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.32	$9.17	$9.14	$8.93	$8.94	$9.06
Net investment income	0.07	0.17	0.20	0.21	0.18	0.16
Net realized and unrealized gains (losses) on investments	(0.05)	0.15	0.04	0.21	0.01	(0.07)
Total from investment operations	0.02	0.32	0.24	0.42	0.19	0.09
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.20)	(0.21)	(0.18)	(0.16)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.02)	(0.05)
Total distributions to shareholders	(0.07)	(0.17)	(0.21)	(0.21)	(0.20)	(0.21)
Net asset value, end of period	$9.27	$9.32	$9.17	$9.14	$8.93	$8.94
Total return[1]	0.26%	3.49%	2.57%	4.75%	2.16%	0.99%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.46%	0.46%	0.47%	0.49%	0.48%
Net expenses	0.46%	0.46%	0.46%	0.47%	0.48%	0.48%
Net investment income	1.57%	1.80%	2.14%	2.32%	2.05%	1.85%
Supplemental data
Portfolio turnover rate	14%	11%	26%	29%	33%	31%
Net assets, end of period (000s omitted)	$2,317,234	$2,262,320	$1,829,368	$1,647,093	$1,224,170	$1,033,007

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

68  |  Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a

Allspring Strategic Municipal Bond Fund  |  69

Notes to financial statements (unaudited)
regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $2,912,359,288 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$217,183,135
Gross unrealized losses	(11,353,508)
Net unrealized gains	$205,829,627
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $6,922,439 in short-term capital losses and $1,545,937 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

70  |  Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 25,000,000	$0	$ 25,000,000
Municipal obligations	0	3,052,832,057	0	3,052,832,057
Short-term investments
Investment companies	40,382,894	0	0	40,382,894
Total assets	$40,382,894	$3,077,832,057	$0	$3,118,214,951
Liabilities
Futures contracts	$ 26,036	$ 0	$0	$ 26,036
Total liabilities	$ 26,036	$ 0	$0	$ 26,036
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Strategic Municipal Bond Fund  |  71

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.81%
Class C	1.56
Class R6	0.43
Administrator Class	0.68
Institutional Class	0.48

72  |  Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $3,378 from the sale of Class A shares and $3,736 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $45,875,000, $39,450,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $492,044,624 and $391,815,479, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2021, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $15,673,676 in short futures contracts during the six months ended December 31, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Strategic Municipal Bond Fund  |  73

Notes to financial statements (unaudited)
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

74  |  Allspring Strategic Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On September 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	147,817,862
Shares voted “Against”	2,788,754
Shares voted “Abstain”	5,864,454
Shares voted “Uninstructed”	6,801,520
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	147,803,653
Shares voted “Against”	2,736,826
Shares voted “Abstain”	5,930,591
Shares voted “Uninstructed”	6,801,520
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Strategic Municipal Bond Fund  |  75

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

76  |  Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Strategic Municipal Bond Fund  |  77

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

78  |  Allspring Strategic Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00246 02-22
SA257/SAR257 12-21

Semi-Annual Report
December 31, 2021
Allspring Ultra Short-Term
Municipal Income Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Ultra Short-Term Municipal Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Ultra Short-Term Municipal Income Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Ultra Short-Term Municipal Income Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Ultra Short-Term Municipal Income Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, James Randazzo, Nicholos Venditti

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SMAVX)	10-2-2000	-1.97	0.53	0.38	0.03	0.93	0.58	0.66	0.50
Class A2 (WFUNX)[3]	5-29-2020	–	–	–	0.02	0.93	0.58	0.66	0.50
Class C (WFUSX)	3-31-2008	-1.20	0.39	-0.06	-0.20	0.39	-0.06	1.41	1.25
Class R6 (WUSRX)[4]	7-31-2018	–	–	–	0.32	1.25	0.89	0.28	0.20
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.02	0.98	0.64	0.60	0.50
Institutional Class (SMAIX)	7-31-2000	–	–	–	0.27	1.22	0.87	0.33	0.25
Ultra Short-Term Municipal Income Blended Index[5]	–	–	–	–	0.16	1.11	0.73	–	–
Bloomberg 1-Year Municipal Bond Index[6]	–	–	–	–	0.31	1.44	1.03	–	–
iMoneyNet Tax-Free National Institutional Money Market Funds Average[7]	–	–	–	–	0.01	0.79	0.42	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.50% for Class A2, 1.25% for Class C, 0.20% for Class R6, 0.50% for Administrator Class, and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	Source: Allspring Funds Management LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1-Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.
[6]	The Bloomberg 1-Year Municipal Bond Index is the one-year component of the Bloomberg Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6  |  Allspring Ultra Short-Term Municipal Income Fund

Performance highlights (unaudited)
[7]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Ultra Short-Term Municipal Income Fund  |  7

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Ultra Short-Term Municipal Income Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 998.72	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class A2
Actual	$1,000.00	$ 998.71	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class C
Actual	$1,000.00	$ 997.96	$3.27	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Class R6
Actual	$1,000.00	$1,000.22	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Administrator Class
Actual	$1,000.00	$ 998.71	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Institutional Class
Actual	$1,000.00	$ 999.97	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.59%
California: 0.36%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 0.30% 144Aø	$ 7,000,000	$ 7,000,000
New York: 1.25%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (242 shares) 0.31% 144Aø	24,200,000	24,200,000
Other: 0.98%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 0.30% ø	5,000,000	5,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (110 shares) 0.30% 144Aø	11,000,000	11,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (30 shares) 0.19% 144Aø	3,000,000	3,000,000
		19,000,000
Total Closed end municipal bond fund obligations (Cost $50,200,000)		50,200,000

	Interest rate	Maturity date
Municipal obligations: 96.39%
Alabama: 3.69%
Education revenue: 0.03%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	553,543
Health revenue: 1.34%
Alabama Health Care Authority for Baptist Health Series B ø	0.25	11-1-2042	5,500,000	5,500,000
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) €	0.27	11-15-2037	19,425,000	19,425,000
Tender Option Bond Trust Receipts/Certificates Series 2020 XG0301 (Bank of America NA LOC, AGM Insured, Bank of America NA LIQ) 144Aø	0.14	6-1-2050	1,135,000	1,135,000
				26,060,000
Utilities revenue: 2.32%
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	507,371
Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,415,000	4,478,029
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.25	8-1-2037	12,195,000	12,195,000
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	4,263,716
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	0.30	9-1-2046	23,550,000	23,550,000
				44,994,116
				71,607,659
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.70%
Airport revenue: 0.15%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2022	$ 500,000	$ 517,725
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2025	2,000,000	2,312,287
				2,830,012
Housing revenue: 0.18%
Alaska Housing Finance Corporation Series 2021 144Aøø	0.40	7-1-2024	3,500,000	3,500,074
Miscellaneous revenue: 0.37%
Alaska Municipal Bond Bank Series 1	5.00	12-1-2022	3,000,000	3,129,636
Alaska Municipal Bond Bank Series 1	5.00	12-1-2023	1,900,000	2,067,350
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	1,977,529
				7,174,515
				13,504,601
Arizona: 0.88%
Education revenue: 0.10%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.23	12-15-2047	1,985,299	1,985,299
Health revenue: 0.46%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	0.36	1-1-2046	4,000,000	4,000,002
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	168,054
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	580,270
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,056,374
				8,804,700
Industrial development revenue: 0.32%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,531,604
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,425,000	2,675,983
				6,207,587
				16,997,586
Arkansas: 0.75%
Health revenue: 0.32%
Batesville AK Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,465,974
Boone County AR Hospital Construction Series 2006 (Bank of America NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000
				6,165,974
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.40%
Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20%	3-1-2024	$ 6,000,000	$ 6,034,013
Arkansas Development Finance Authority Multifmily Housing Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	1,835,000	1,859,908
				7,893,921
Tax revenue: 0.03%
Cabot AR Series 2021B	5.00	12-1-2023	200,000	217,576
Cabot AR Series 2021B	5.00	12-1-2025	275,000	321,241
				538,817
				14,598,712
California: 11.31%
Airport revenue: 0.14%
Port of Oakland Prerefunded Bond Series 2021H	5.00	5-1-2022	195,000	198,029
Port of Oakland Unrefunded Bond Series 2021H	5.00	5-1-2022	2,505,000	2,543,415
				2,741,444
GO revenue: 0.01%
Oceanside CA Unified School District Series 2012-C ¤	0.00	8-1-2051	1,255,000	200,473
Health revenue: 3.47%
California CDA Emanate Health Series A	5.00	4-1-2025	750,000	856,151
California CDA Health Facilities Catholic Series D (AGM Insured) €	0.23	7-1-2041	25,175,000	25,175,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.29	7-1-2040	1,925,000	1,925,000
California CDA Health Facilities Catholic Series F (AGM Insured) €	0.29	7-1-2040	16,200,000	16,200,000
California HFFA	0.11	2-9-2022	4,500,000	4,499,852
California HFFA Kaiser Permanente Series C øø	0.29	8-1-2031	2,740,000	2,849,078
California HFFA Stanford Heath Care Series A	3.00	8-15-2054	4,000,000	4,347,831
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	446,246
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) €	0.75	11-1-2036	8,975,000	8,975,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) €	0.72	11-1-2036	1,225,000	1,225,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	0.79	11-1-2036	725,000	725,000
				67,224,158
Housing revenue: 2.09%
California HFA MFHR	1.45	4-1-2024	3,700,000	3,701,795
California Statewide CDA Kaiser Permanente Revenue Bonds 2004 Series I øø	0.12	3-10-2022	3,800,000	3,799,712
Deutsche Bank SPEARs/LIFERs Trust Series DBE-8061 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.50	1-1-2060	2,046,154	2,046,154
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	0.35%	10-1-2036	$ 881,000	$ 881,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.35	5-1-2049	30,000,000	30,000,000
				40,428,661
Industrial development revenue: 0.63%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2020A 144Aøø	0.20	1-1-2050	12,260,000	12,259,888
Miscellaneous revenue: 1.44%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2021B øø	0.39	10-1-2047	2,000,000	1,997,853
California School Cash Reserve Program Authority Series L	2.00	1-31-2022	17,000,000	17,023,418
City of Riverside CA Refunding Certificate of Participation Riverside Renaissance Projects Series 2008 (Bank of America NA LOC) ø	0.11	3-1-2037	890,000	890,000
Tender Option Bond Trust Receipts/Certificates Series 2021 XF2954 (Morgan Stanley Bank LIQ) 144Aø	0.20	5-1-2051	8,010,000	8,010,000
				27,921,271
Resource recovery revenue: 0.77%
California PCFA Series A 144Aøø	0.20	8-1-2023	15,000,000	14,999,979
Tax revenue: 2.40%
Cathedral City CA Redevelopment Agency Series 2021C	4.00	8-1-2025	600,000	663,249
Tender Option Bond Trust Receipts/Certificates Various States Floaters Series 2021-XF1238 (Royal Bank of Canada LIQ) 144Aø	0.12	6-1-2028	1,700,000	1,700,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.35	7-7-2036	23,000,000	23,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.35	3-1-2036	21,225,000	21,225,000
				46,588,249
Transportation revenue: 0.18%
Bay Area Toll Authority Series B (SIFMA Municipal Swap +0.28%) ±	0.38	4-1-2056	3,500,000	3,509,811
Utilities revenue: 0.18%
California Community Choice Financing Authority Clean Energy Project Series 2021A	4.00	12-1-2023	800,000	852,414
Vernon CA Electric System Series A	5.00	10-1-2023	1,250,000	1,348,697
Vernon CA Electric System Series A	5.00	10-1-2024	1,200,000	1,343,083
				3,544,194
				219,418,128
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.54%
Airport revenue: 0.11%
Denver CO City and County Airport Revenue AMT Series B-2	5.00%	11-15-2031	$ 1,840,000	$ 2,137,064
Health revenue: 0.03%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	558,689
Miscellaneous revenue: 0.25%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,479,690
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2024	2,000,000	2,165,844
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,000,000	1,098,197
				4,743,731
Tax revenue: 0.02%
Regional Transportation District Private Activity Revenue Denver Transit Partners Eagle P3	5.00	7-15-2024	300,000	331,981
Transportation revenue: 0.10%
E-470 Public Highway Authority Revenue Series B (U.S. SOFR +0.35%) ±	0.38	9-1-2039	2,000,000	2,004,945
Water & sewer revenue: 0.03%
Central Weld County CO Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	605,464
				10,381,874
Connecticut: 2.18%
Education revenue: 0.94%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,405,000	7,472,412
Connecticut HEFAR Yale University issue Series B øø	0.55	7-1-2037	8,150,000	8,176,284
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2022	1,350,000	1,403,954
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2024	585,000	654,984
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	476,093
				18,183,727
GO revenue: 0.78%
Bridgeport CT Series A	5.00	6-1-2023	655,000	697,532
Bridgeport CT Series A	5.00	6-1-2024	800,000	885,265
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	3,088,198
Bridgeport CT Series C	5.00	2-15-2024	445,000	486,906
Bridgeport CT Series C	5.00	2-15-2025	750,000	850,836
Connecticut Series A	3.00	1-15-2025	3,000,000	3,227,815
Connecticut Series C	3.00	6-1-2022	1,050,000	1,062,156
Connecticut Series C	3.00	6-1-2023	600,000	622,899
Connecticut Series C	3.00	6-1-2024	1,055,000	1,120,952
Connecticut Series C	4.00	6-1-2023	435,000	457,711
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Connecticut Series C	4.00%	6-1-2024	$ 500,000	$ 543,230
North Branford CT BAN	2.00	8-4-2022	2,000,000	2,021,023
				15,064,523
Health revenue: 0.04%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M %%	5.00	7-1-2023	175,000	184,459
Connecticut HEFA Stamford Hospital Series L-1	4.00	7-1-2024	600,000	650,898
				835,357
Housing revenue: 0.27%
Connecticut HFA Series 25	2.50	6-15-2022	840,000	848,125
Connecticut HFA Series A Subseries A-1	0.20	5-15-2022	700,000	700,004
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	495,912
Connecticut HFA Series A Subseries A-1	0.40	11-15-2023	300,000	299,339
Connecticut HFA Series A Subseries A-1	0.40	5-15-2025	500,000	495,535
Waterbury CT Housing Authority MFHR Exchange Place Project	0.40	2-1-2023	2,500,000	2,500,128
				5,339,043
Tax revenue: 0.15%
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	398,275
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,105,545
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,319,417
				2,823,237
				42,245,887
Delaware: 0.15%
Miscellaneous revenue: 0.15%
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XF2945 144Aø	0.23	6-15-2043	2,840,000	2,840,000
District of Columbia: 2.27%
Airport revenue: 0.40%
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2022	2,000,000	2,070,595
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	5,000,000	5,780,718
				7,851,313
Housing revenue: 1.54%
District of Columbia HFA MFHR Liberty Place Apartments Project øø	0.50	2-1-2022	9,800,000	9,801,379
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	20,031,530
				29,832,909
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.31%
Washington DC Metropolitan Area Transit Authority Series A	5.00%	7-15-2023	$ 3,600,000	$ 3,861,183
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,233,560
				6,094,743
Water & sewer revenue: 0.02%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	300,000	308,923
				44,087,888
Florida: 2.27%
Airport revenue: 0.15%
Miami-Dade County FL Aviation Revenue Refunding Bond Series A	5.00	10-1-2024	2,500,000	2,807,562
Education revenue: 0.42%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	536,605
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	277,477
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.20	4-1-2053	7,325,000	7,325,000
				8,139,082
Health revenue: 0.05%
Jacksonville FL Heath Care Facilities Revenue Seires E ø	0.10	8-1-2036	1,000,000	1,000,000
Housing revenue: 1.29%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	9,000,000	9,094,705
Deutsche Bank SPEARs/LIFERs Trust Series DBE-8055 144Aø	0.50	11-1-2058	10,000,000	10,000,000
Florida Housing Finance Corporation Multifamily Mortgage Parrish Oaks Series A	1.25	2-1-2023	500,000	500,351
Florida Housing Finance Corporation Series 1 (GNMA / FNMA / FHLMC Insured)	2.05	1-1-2022	435,000	435,000
Miami-Dade County FL HFA MFHR øø	0.25	12-1-2023	5,000,000	4,998,512
				25,028,568
Miscellaneous revenue: 0.13%
Refunding Certificate of Participation School Board of Hillsborough County FL Series 2015A	5.00	7-1-2026	2,235,000	2,559,056
Transportation revenue: 0.02%
Miami-Dade County FL Expressway Authority Series B	5.00	7-1-2022	460,000	470,603
Water & sewer revenue: 0.21%
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2025	635,000	730,341
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021	5.00%	10-1-2026	$ 1,100,000	$ 1,299,426
Tender Option Bond Trust Receipts/Certificates Series 2021-XM0941 (Bank of America NA LIQ) 144Aø	0.14	10-1-2046	2,000,000	2,000,000
				4,029,767
				44,034,638
Georgia: 1.86%
Health revenue: 0.15%
Cobb County GA Kennestone Hospital Authority Anticipation Certificate Wellstar	5.00	4-1-2024	1,300,000	1,431,914
Cobb County GA Kennestone Hospital Authority Anticipation Certificate Wellstar	5.00	4-1-2025	660,000	754,559
The Hospital Authority of Hall County & the City of Gainesville Revenue Anticipation Certificate Series 2021A	5.00	2-15-2026	700,000	822,472
				3,008,945
Housing revenue: 0.99%
Augusta GA Housing Authority Georgia Multifamily Housing Series 2021 (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,875,000	8,995,467
College Park GA Business & IDA Series 2021B	1.25	7-1-2025	10,000,000	10,141,453
				19,136,920
Transportation revenue: 0.11%
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1117 (Deutsche Bank LIQ) 144Aø	0.16	7-15-2051	2,160,000	2,160,000
Utilities revenue: 0.61%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,100,000	4,132,112
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	680,000	722,194
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2024	700,000	766,559
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2025	1,000,000	1,121,367
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	1,875,000	1,878,761
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A	5.00	1-1-2024	165,000	179,441
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2025	200,000	226,634
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2026	225,000	263,059
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2022	2,500,000	2,500,000
				11,790,127
				36,095,992
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.13%
Airport revenue: 0.13%
Guam International Airport Authority AMT Refunding Bond Series A	5.00%	10-1-2022	$ 1,000,000	$ 1,034,130
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,504,942
				2,539,072
Hawaii: 0.32%
GO revenue: 0.22%
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2023	2,250,000	2,370,133
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2024	1,750,000	1,912,344
				4,282,477
Health revenue: 0.10%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.55	7-1-2039	1,855,000	1,855,000
				6,137,477
Idaho: 0.15%
Housing revenue: 0.15%
Idaho Housing & Finance Association Series A ø	0.16	1-1-2038	2,815,000	2,815,000
Illinois: 5.92%
Airport revenue: 0.23%
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	4,205,000	4,391,026
Education revenue: 0.32%
Illinois Finance Authority Benedictine University Series 2021	5.00	10-1-2025	600,000	677,543
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2023	1,400,000	1,513,095
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2025	1,500,000	1,745,089
Southern Illinois University Housing and Auziliary Facilities Refunding Revenue Bonds Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,289,995
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2022	1,070,000	1,082,373
				6,308,095
GO revenue: 1.50%
Chicago IL Board of Education Series 2020A	5.00	12-1-2022	400,000	416,455
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	3,670,000	3,602,503
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,801,668
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2022	4,000,000	4,164,141
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2024	2,500,000	2,818,848
Cook County IL Refunding Bond Series C	5.00	11-15-2022	3,045,000	3,169,952
Illinois Series 2016	5.00	1-1-2022	5,915,000	5,915,000
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00	12-15-2025	1,200,000	1,360,361
Peoria IL Refunding Bonds Series A	4.00	1-1-2025	1,250,000	1,368,833
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2026	500,000	561,982
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Whiteside & Lee Counties IL Community Unit School District 5 Series A	4.00%	12-1-2022	$ 1,375,000	$ 1,420,285
Whiteside & Lee Counties IL Community Unit School District 5 Series A	4.00	12-1-2023	1,435,000	1,527,884
				29,127,912
Health revenue: 0.13%
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,325,360
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,162,742
				2,488,102
Miscellaneous revenue: 0.79%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,561,704
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,245,703
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,351,920
Illinois Series A	5.00	3-1-2023	3,000,000	3,159,629
Will County IL Community Unit School District #201	5.00	1-1-2041	7,000,000	7,001,347
				15,320,303
Tax revenue: 2.69%
Illinois Regional Transportation Authority Series B-RMKT øø	0.40	6-1-2025	23,740,000	23,740,000
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,180,385
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A %%	3.00	6-15-2024	2,100,000	2,184,966
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	0.20	1-1-2035	9,750,000	9,750,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	0.24	1-1-2026	2,265,000	2,265,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	0.20	1-1-2048	8,000,000	8,000,000
				52,120,351
Water & sewer revenue: 0.26%
Chicago IL Wastewater Transmission Revenue CAB Refunding Series A (NPFGC Insured) ¤	0.00	1-1-2022	3,265,000	3,265,000
Geneva IL Series 2021	4.00	2-1-2024	650,000	696,324
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	515,613
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	553,667
				5,030,604
				114,786,393
Indiana: 1.61%
Education revenue: 0.03%
Town of Upland Indiana Economic Development Revenue Bonds Series 2021	4.00	9-1-2025	590,000	654,315
GO revenue: 0.11%
Center Grove IN Community School Corporation Series 2021B	4.00	7-1-2023	2,025,000	2,126,069
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.65%
Indiana Finance Authority Environmental Revenue Bonds Mittal Steel USA Project 2006 ø	0.18%	8-1-2030	$10,000,000	$ 10,000,000
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,539,081
				12,539,081
Miscellaneous revenue: 0.19%
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,880,324
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2022	95,000	96,853
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2023	210,000	221,398
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2024	215,000	229,968
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2024	220,000	238,816
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2025	225,000	247,559
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2025	225,000	250,792
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	540,504
				3,706,214
Resource recovery revenue: 0.21%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A øø	0.22	5-1-2034	4,000,000	4,000,022
Utilities revenue: 0.29%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company øø	0.88	9-1-2055	5,750,000	5,745,421
Water & sewer revenue: 0.13%
Columbus City IN Waterworks Revenue Bond	0.50	6-3-2022	2,500,000	2,502,138
				31,273,260
Iowa: 0.16%
Industrial development revenue: 0.16%
Iowa Finance Authority Solid Waste Facilities Revenue (Citibank NA LOC)	1.50	1-1-2042	3,000,000	3,019,520
Kansas: 0.27%
Health revenue: 0.12%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,258,662
Wichita KS HCFR Series I	3.75	5-15-2023	955,000	967,783
				2,226,445
Utilities revenue: 0.15%
Burlington KS Environmental Impact Series A ø	0.19	9-1-2035	3,000,000	3,000,000
				5,226,445
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.79%
Education revenue: 0.06%
City of Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00%	12-1-2022	$ 175,000	$ 180,438
City of Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2023	450,000	476,208
City of Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2025	485,000	535,971
				1,192,617
Housing revenue: 0.52%
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	10,000,000	10,006,952
Utilities revenue: 0.11%
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,144,539
Water & sewer revenue: 0.10%
Kentucky Rural Water Financing Agency Series 2021A	0.40	5-1-2023	2,000,000	2,000,010
				15,344,118
Louisiana: 1.11%
Airport revenue: 0.29%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,540,000	5,584,363
Health revenue: 0.27%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00	6-1-2045	5,000,000	5,315,883
Miscellaneous revenue: 0.55%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien East Baton Rouge øø	0.88	2-1-2046	9,000,000	9,024,293
Lousiana Stadium & Exposition District Revenue BAN	4.00	7-3-2023	1,600,000	1,665,883
				10,690,176
				21,590,422
Maine: 0.09%
Education revenue: 0.02%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	385,018
Health revenue: 0.07%
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	335,000	362,376
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	420,000	457,488
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	255,000	272,694
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	320,000	342,403
				1,434,961
				1,819,979
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 2.86%
Health revenue: 0.13%
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00%	1-1-2022	$ 1,110,000	$ 1,110,000
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2023	795,000	831,389
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2024	540,000	588,163
				2,529,552
Housing revenue: 2.42%
Community Development Administration Department of Housing & Community Development Multifamily Development Revenue Bonds Series 2021B	0.80	9-1-2023	15,000,000	14,962,209
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	10,000,000	9,997,329
Maryland Community Development Department Housing Rosemont Tower LLC Series A (GNMA Insured) 144A	0.83	5-1-2023	7,400,000	7,391,970
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2832 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.23	7-1-2037	14,595,000	14,595,000
				46,946,508
Transportation revenue: 0.31%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	6,000,000	6,044,809
				55,520,869
Massachusetts: 1.89%
Education revenue: 0.04%
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2022	205,000	208,325
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2023	210,000	220,041
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2024	225,000	241,916
				670,282
Health revenue: 0.51%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2022	115,000	117,435
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	132,402
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	136,771
Massachusetts Development Finance Agency Wellforce Incorporate Series C	5.00	10-1-2023	635,000	683,751
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) €	0.28	7-1-2042	5,020,000	5,020,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.14	10-1-2045	3,845,000	3,845,000
				9,935,359
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.31%
Boston Housing Authority Capital Program Revenue Refunding Series B	5.00%	10-1-2024	$ 650,000	$ 729,018
Boston Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2025	380,000	440,098
Massachusetts Development Finance Agency MFHR Bonds Salem Heights Series B øø	0.25	7-1-2024	2,750,000	2,738,782
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	2,007,781
				5,915,679
Tax revenue: 0.22%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,900,373
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2024	2,200,000	2,452,021
				4,352,394
Transportation revenue: 0.81%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	14,990,000	15,680,727
				36,554,441
Michigan: 1.52%
Education revenue: 0.13%
Lake Superior State University Michigan Revenue Refunding General	4.00	11-15-2023	525,000	558,954
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Morgan Stanley Bank LIQ) 144Aø	0.25	11-1-2028	2,000,000	2,000,000
				2,558,954
GO revenue: 0.21%
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2022	1,025,000	1,037,223
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	2,974,322
				4,011,545
Health revenue: 0.54%
Kent MI Hospital Finance Authority Series 2015A ø	0.35	1-15-2047	2,000,000	2,000,000
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	821,633
Michigan Finance Authority Hospital Revenue Refunding Bonds Mclaren Heath Care Series A	5.00	6-1-2025	1,350,000	1,376,025
Tender Option Bond Trust Receipts/Certificates Series 2021 XG0319 144Aø	0.18	7-1-2051	6,295,000	6,295,000
				10,492,658
Miscellaneous revenue: 0.15%
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1115 144Aø	0.16	10-15-2051	3,000,000	3,000,000
Tax revenue: 0.49%
Tender Option Bond Trust Receipts/Certificates 144Aø	0.30	7-1-2043	9,410,000	9,410,000
				29,473,157
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 2.14%
GO revenue: 2.06%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.27%	3-20-2024	$40,000,000	$ 40,000,000
Health revenue: 0.04%
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	394,586
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	413,347
				807,933
Miscellaneous revenue: 0.04%
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2022	205,000	205,314
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2023	255,000	260,296
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2024	265,000	275,015
				740,625
				41,548,558
Mississippi: 0.48%
Health revenue: 0.46%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project øø	0.20	9-1-2036	9,000,000	8,996,032
Miscellaneous revenue: 0.02%
Mississippi Development Bank Series 2010B ø	0.12	1-1-2045	300,000	300,000
				9,296,032
Missouri: 0.52%
Miscellaneous revenue: 0.52%
Missouri Public Utilities Commission Interim Construction Notes	0.50	3-1-2022	10,000,000	10,001,715
Nebraska: 0.69%
Miscellaneous revenue: 0.17%
Gretna NE Series 2021	4.00	12-15-2025	3,000,000	3,302,042
Utilities revenue: 0.52%
Nebraska Public Power District Revenue General Series A øø	0.60	1-1-2051	10,075,000	10,100,763
				13,402,805
Nevada: 1.42%
Airport revenue: 0.19%
Clark County NV Airport System Junior Subordinate Lien Revenue Notes Series 2021B	5.00	7-1-2025	3,200,000	3,669,938
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.14%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00%	6-15-2023	$ 2,095,000	$ 2,237,785
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	534,078
				2,771,863
Housing revenue: 0.31%
Nevada Housing Division Multi Unit Housing Whittell Pointe øø	0.30	10-1-2023	6,000,000	6,001,253
Industrial development revenue: 0.26%
Nevada Brightline West Rail Project Series A 144Aøø	0.25	1-1-2050	5,000,000	5,000,145
Utilities revenue: 0.52%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,026,147
Washoe County NV Water Facility Revenue Refunding Bond AMT Sierra Pacific Power Company	2.05	3-1-2036	2,500,000	2,510,895
Washoe County NV Water Facility Revenue Refunding Bond Sierra Pacific Power Company øø	0.63	3-1-2036	1,500,000	1,500,555
				10,037,597
				27,480,796
New Hampshire: 0.77%
Resource recovery revenue: 0.77%
National Finance Authority Solid Waste Disposal Waste Management Incorporated Project Series 2020A-3 ø	0.18	4-1-2024	15,000,000	14,999,150
New Jersey: 2.62%
Education revenue: 0.07%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2023	300,000	325,103
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2025	850,000	982,580
				1,307,683
GO revenue: 1.28%
New Jersey EDA School Facilities Construction Notes Series GGG 144A	5.25	9-1-2022	10,000,000	10,313,286
New Jersey EDA Series G 144A	5.25	9-1-2023	10,000,000	10,789,765
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00	10-1-2022	750,000	773,503
Ramsey Borough NJ BAN	1.25	1-7-2022	3,000,000	3,000,336
				24,876,890
Housing revenue: 0.15%
New Jersey Housing & Mortgage Finance Agency Multifamily Conduit Post Road Gardens Series A øø	0.75	5-1-2023	3,000,000	3,005,228
Miscellaneous revenue: 0.40%
Burlington County NJ Bridge Commission Series 2021C	2.00	11-10-2022	4,000,000	4,062,195
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	796,465
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,842,262
				7,700,922
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.16%
New Jersey Covid-19 Emergency Series A	4.00%	6-1-2023	$ 3,000,000	$ 3,150,526
Transportation revenue: 0.30%
New Brunswick NJ Parking Authority City Guaranteed Series B (Municipal Government Guaranty Insured)	5.00	9-1-2022	700,000	721,065
New Brunswick NJ Parking Authority City Guaranteed Series B	5.00	9-1-2024	875,000	977,840
New Jersey TTFA Series A	5.00	6-15-2042	1,000,000	1,021,352
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,355,485
New Jersey TTFA Series AA	5.00	6-15-2032	1,655,000	1,689,958
				5,765,700
Water & sewer revenue: 0.26%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	5,036,889
				50,843,838
New Mexico: 0.06%
Health revenue: 0.06%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2022	445,000	453,318
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	706,915
				1,160,233
New York: 10.07%
Airport revenue: 0.14%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,362,418
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,403,241
New York Transportation Development Corporation Special Refunding Bonds Terminal One Group Association	5.00	1-1-2022	50,000	50,000
				2,815,659
Education revenue: 0.15%
New York Dormitory Authority Iona College Series 2022%%	5.00	7-1-2023	550,000	578,323
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2022	550,000	563,148
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2023	575,000	614,898
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2024	600,000	667,305
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2025	425,000	490,119
				2,913,793
GO revenue: 3.08%
City of Tonawanda Erie County NY BAN Series 2021	1.00	6-2-2022	3,878,000	3,888,502
Corinth NY Central School District BAN	1.25	7-22-2022	3,340,000	3,359,653
Cortland NY Enlarged City School District Revenue BAN	2.00	7-29-2022	3,780,000	3,817,266
East Ramapo NY Central School District Deficiency Notes	1.25	5-5-2022	2,150,000	2,155,927
Long Beach NY Public Improvement Series A	5.00	9-1-2022	1,770,000	1,823,623
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Long Beach NY Public Improvement Series A	5.00%	9-1-2023	$ 2,075,000	$ 2,215,647
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) €	0.19	8-1-2026	775,000	775,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 €	0.26	10-1-2027	22,650,000	22,650,000
New York NY Series 3 ø	0.15	4-1-2042	6,500,000	6,500,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) €	0.30	6-1-2036	1,200,000	1,200,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	0.26	6-1-2036	9,100,000	9,100,000
New York NY Subordinate Bond Series C-4 €	0.23	1-1-2032	800,000	800,000
Poughkeepsie NY Series 2021	2.50	4-29-2022	800,000	803,857
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	358,084
Yonkers NY Series 2021B	5.00	2-15-2025	305,000	346,818
				59,794,377
Health revenue: 0.27%
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project	5.00	4-1-2024	500,000	549,908
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project	5.00	4-1-2025	500,000	569,900
New York NY Health & Hospital Corporation Revenue Health System Series A	5.00	2-15-2025	3,615,000	4,116,672
				5,236,480
Housing revenue: 1.42%
Deutsche Bank SPEARs/LIFERs Trust Series DBE-8063 144Aø	0.50	10-1-2045	10,718,814	10,718,814
East Rochester NY Housing Authority Home Good Shepherd Project Series A ø	0.24	12-1-2036	2,260,000	2,260,000
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75	5-1-2025	8,250,000	8,260,740
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,208,618
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	4,007,907
New York NY Housing Development Corporation Series C-2 øø	0.70	11-1-2060	1,000,000	1,002,041
				27,458,120
Industrial development revenue: 1.13%
New York Energy Research & Development Authority PCR Keyspan Generation Series A €	1.50	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,000,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	13,315,545
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,704,414
				21,919,959
Miscellaneous revenue: 0.06%
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,167,861
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.01%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	0.90%	11-1-2022	$ 3,525,000	$ 3,551,533
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1109 (Deutsche Bank LIQ) 144Aø	0.16	3-15-2048	1,447,500	1,447,500
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1125 (Deutsche Bank LIQ) 144Aø	0.16	5-15-2051	4,270,000	4,270,000
Triborough Bridge & Tunnel Authority Series A-2	2.00	5-15-2045	10,000,000	10,324,306
				19,593,339
Transportation revenue: 2.55%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	3,950,000	3,961,263
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,252,585
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	0.62	11-1-2041	6,255,000	6,272,204
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.55	11-15-2044	18,460,000	18,474,679
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.20	1-1-2053	4,250,000	4,250,000
Triborough Bridge & Tunnel Authority New York Revenues Various Refunding Bond Subordinated Series B-2 (State Street Bank & Trust Company LOC) ø	0.12	1-1-2032	6,500,000	6,500,000
Triborough Bridge & Tunnel Authority Series 2013A (U.S. SOFR +0.38%) ±	0.41	1-1-2032	4,000,000	4,006,392
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,669,041
				49,386,164
Water & sewer revenue: 0.26%
New York Municipal Water Finance Authority Water & Sewer System Revenue Second General Resolution	4.00	6-15-2024	3,000,000	3,265,589
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,773,181
				5,038,770
				195,324,522
North Carolina: 1.16%
Health revenue: 0.12%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	1,500,000	1,500,108
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	3.00	3-1-2023	200,000	204,383
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2024	215,000	227,596
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2025	265,000	286,039
				2,218,126
Industrial development revenue: 0.09%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,820,908
Miscellaneous revenue: 0.05%
Tender Option Bond Trust Receipts/Certificates Series 2021 XG0331 (Deutsche Bank LIQ) 144Aø	0.16	6-1-2048	1,015,500	1,015,500
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.90%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 øø	0.22%	6-1-2038	$17,500,000	$ 17,500,063
				22,554,597
North Dakota: 0.88%
Miscellaneous revenue: 0.88%
Cass County ND Joint Water Resources District Refunding Temporary Improvement Series A	0.48	5-1-2024	5,000,000	5,002,366
Mercer County ND Pollution Central Notes	0.18	1-19-2022	12,000,000	11,999,813
				17,002,179
Ohio: 4.64%
Education revenue: 0.05%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	1,007,821
GO revenue: 1.37%
Akron OH Refunding Bonds Series 2020	2.00	12-1-2022	1,135,000	1,151,815
Coshocton County OH Series 2021	1.00	12-29-2022	10,000,000	10,057,727
Newark City OH Series 2021	1.50	3-24-2022	1,675,000	1,679,726
Newark City OH Various Purpose BAN Series 2021	1.10	9-27-2022	2,900,000	2,916,031
Newark City OH Various Purpose BAN Series 2021	1.10	9-27-2022	3,000,000	3,016,584
Newark City OH Various Purpose BAN Series 2021	1.25	9-29-2022	3,500,000	3,523,365
Northwood OH BAN	1.00	4-21-2022	3,450,000	3,459,056
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2022	310,000	317,544
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2023	440,000	460,572
				26,582,420
Health revenue: 0.24%
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,625,845
Ohio State Hospital Series 2021B ø	0.15	1-15-2049	2,000,000	2,000,000
				4,625,845
Housing revenue: 0.37%
Ohio HFA MFHR Lima Apartments Project Series A øø	0.45	2-1-2023	2,600,000	2,600,268
Ohio HFA Series 2021	1.25	8-1-2024	4,500,000	4,553,366
				7,153,634
Industrial development revenue: 1.50%
Ohio Air Quality Development Authority Exempt Facilities Revenue Bond ø	0.16	4-1-2051	29,000,000	29,000,000
Miscellaneous revenue: 0.63%
American Municipal Power Incorporated BAN Electric System Improvement	1.00	6-23-2022	2,500,000	2,509,264
American Municipal Power Incorporated BAN Electric System Improvement	1.25	11-30-2022	500,000	504,468
American Municipal Power Incorporated BAN Electric System Improvement	1.25	12-1-2022	600,000	605,267
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2022	440,000	450,708
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  29

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00%	12-1-2023	$ 585,000	$ 612,808
Board of Education of Southeast Local School District Counties of Wayne Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2024	230,000	245,740
Lorain County OH BAN	1.50	5-4-2022	4,000,000	4,016,858
Orange Village OH Recreational Trail Special Assessment BAN Series 2021	0.20	8-25-2022	3,275,000	3,274,063
				12,219,176
Tax revenue: 0.16%
Akron OH Ohio Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022%%	4.00	12-1-2022	3,075,000	3,158,011
Utilities revenue: 0.32%
American Municipal Power Incorporated BAN Electric System Improvement	5.00	2-15-2025	500,000	569,888
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,628,109
				6,197,997
				89,944,904
Oklahoma: 1.24%
Education revenue: 0.03%
University Oklahoma Revenue Refunding Bond General Series B	5.00	7-1-2025	510,000	585,849
GO revenue: 0.33%
Independent School District Number 1 Tulsa County Combined Purpose General Obligation Bonds Series 2021B	0.25	9-1-2024	6,530,000	6,461,071
Health revenue: 0.68%
Oklahoma Development Finance Authority Health System Revenue ø	0.18	8-15-2031	13,260,000	13,260,000
Miscellaneous revenue: 0.20%
Canadian County OK Educational Facilities Authority Mustang Public Schools Project	3.00	9-1-2022	2,000,000	2,036,994
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	402,569
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	464,897
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	330,000	346,555
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	565,625
				3,816,640
				24,123,560
Oregon: 0.76%
Airport revenue: 0.06%
Port of Portland OR Portland International Airport AMT	5.00	7-1-2022	1,200,000	1,227,058
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.08%
Yamhill County OR Linfield University Project Series A	4.00%	10-1-2022	$ 500,000	$ 512,545
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	921,006
				1,433,551
GO revenue: 0.04%
Morrow County OR Series 2021A	4.00	6-1-2024	325,000	349,922
Morrow County OR Series 2021A	4.00	6-1-2025	325,000	358,470
				708,392
Health revenue: 0.05%
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,000,000	987,982
Industrial development revenue: 0.53%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,301,575
				14,658,558
Pennsylvania: 3.73%
Airport revenue: 0.24%
Philadelphia PA Airport Revenue Refunding Bond AMT Series C Private Activity	5.00	7-1-2022	2,750,000	2,812,836
Philadelphia PA Airport Revenue Refunding Bond Series A Private Activity	5.00	7-1-2025	1,545,000	1,778,249
				4,591,085
Education revenue: 0.96%
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	3.75	5-1-2044	2,000,000	2,003,113
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2024	500,000	550,974
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2025	525,000	595,314
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2025	355,000	406,747
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2026	430,000	505,343
Northampton County General Purpose Authority College Revenue Refunding Bonds Series of 2003 (U.S. Bank NA SPA) ø	0.11	11-1-2023	150,000	150,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	3.00	5-1-2033	1,880,000	1,890,580
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Revenue Bonds Series 2015B ø	0.20	9-1-2045	150,000	150,000
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.20	9-1-2050	8,500,000	8,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.23	6-15-2039	3,935,000	3,935,000
				18,687,071
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  31

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.37%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00%	9-1-2023	$ 1,000,000	$ 1,057,667
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	785,483
Allentown PA City School District Tax and Revenue Anticipation Notes	1.00	3-31-2022	1,500,000	1,500,000
Dunmore PA Series A	2.00	9-1-2022	440,000	444,602
Dunmore PA Series A (AGM Insured)	2.00	9-1-2024	765,000	788,264
Dunmore PA Series A (AGM Insured)	2.00	9-1-2026	170,000	176,699
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	554,326
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	664,252
Riverside PA School District GO Bonds (BAM Insured)	3.00	10-15-2023	480,000	501,081
Riverside PA School District GO Bonds (BAM Insured)	4.00	10-15-2025	550,000	615,769
				7,088,143
Health revenue: 0.27%
Berks County PA Municipal Authority Tower Health Project Series A	5.00	2-1-2022	500,000	501,275
Central Bradford PA Progress Authority Revenue Bond Series 2021D ø	0.22	12-1-2041	2,500,000	2,500,000
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,289,391
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.20	9-1-2050	1,050,000	1,050,000
				5,340,666
Housing revenue: 0.58%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,597,386
Pennsylvania HFA Single Family Series 2021-137	0.40	4-1-2023	325,000	324,911
Pennsylvania HFA Single Family Series 2021-137	0.45	10-1-2023	325,000	324,754
				11,247,051
Industrial development revenue: 0.04%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2024	150,000	163,095
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2025	500,000	560,127
				723,222
Miscellaneous revenue: 0.37%
Pennsylvania EDFA Rapid Bridge Project	5.00	6-30-2022	2,000,000	2,044,644
Pennsylvania EDFA Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	901,577
Pittsburgh & Allegheny Counties PA Sports and Exhibition Authority Regional Asset District	4.00	2-1-2025	1,860,000	2,051,917
Southeastern Pennsylvania Transportation	5.00	6-1-2024	1,000,000	1,108,110
Southeastern Pennsylvania Transportation	5.00	6-1-2025	1,000,000	1,148,823
				7,255,071
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.57%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A øø	0.23%	6-1-2044	$ 2,000,000	$ 2,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project øø	0.18	8-1-2045	9,000,000	8,999,782
				10,999,782
Transportation revenue: 0.05%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	462,775
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	508,787
				971,562
Water & sewer revenue: 0.28%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	325,108
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	167,215
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	0.75	9-1-2040	5,000,000	5,033,754
				5,526,077
				72,429,730
Rhode Island: 0.33%
Health revenue: 0.28%
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2022	1,250,000	1,270,795
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2023	1,300,000	1,379,273
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2024	2,475,000	2,729,236
				5,379,304
Miscellaneous revenue: 0.05%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,059,625
				6,438,929
South Carolina: 0.37%
Education revenue: 0.09%
South Carolina EDA Brashier Charter LLC Project ø	0.13	12-1-2038	1,805,000	1,805,000
Health revenue: 0.28%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	458,791
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.21	5-1-2048	5,000,000	5,000,000
				5,458,791
				7,263,791
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  33

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.19%
Health revenue: 0.19%
Tender Option Bond Trust Receipts Series 2020-XG0302 (Barclays Bank plc LIQ) 144Aø	0.17%	9-1-2050	$ 3,675,000	$ 3,675,000
Tennessee: 0.81%
Airport revenue: 0.16%
Shelby County TN Airport Authority Series 2021A	5.00	7-1-2025	2,750,000	3,153,853
Health revenue: 0.07%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,309,826
Housing revenue: 0.15%
Memphis TN Health Educational & Housing Facility Board MFHR Collateralized Memphis Towers øø	0.25	12-1-2023	3,000,000	3,002,324
Utilities revenue: 0.43%
Memphis TN Electric System Series A	4.00	12-1-2022	435,000	449,934
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	462,690
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	566,097
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	5,250,000	5,459,965
Tennessee Energy Acquisition Corporation Series A	5.00	2-1-2022	1,300,000	1,304,464
				8,243,150
				15,709,153
Texas: 13.09%
Airport revenue: 1.25%
City of Austin Airport System Revenue Refunding Bonds, Series 2019	5.00	11-15-2025	5,000,000	5,803,090
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	5,000,000	5,629,624
Dallas TX Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,690,695
Houston TX Airport System Series C	5.00	7-1-2022	2,500,000	2,558,883
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2024	3,000,000	3,363,358
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2025	4,530,000	5,241,916
				24,287,566
Education revenue: 0.62%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2024	110,000	118,001
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2025	170,000	187,567
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2026	280,000	316,188
Odessa College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2023	500,000	527,183
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Morgan Stanley Bank LIQ) 144Aø	0.30	6-15-2056	8,000,000	8,000,000
Texas Board of Regents Texas A&M University Series 2021A	5.00	5-15-2025	2,500,000	2,880,333
				12,029,272
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.97%
Andrews County TX Hospital District Series 2021	5.00%	3-15-2025	$ 1,140,000	$ 1,288,857
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	7,985,915
City of Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2022	270,000	272,047
City of Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2025	1,065,000	1,214,377
City of Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2026	1,120,000	1,319,340
Fort Bend TX District #58 Series 2021 (BAM Insured)	3.00	4-1-2022	1,085,000	1,092,202
Fort Bend TX Independent School District School Building Series B øø	0.88	8-1-2050	3,180,000	3,236,831
Harris County TX Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	4,000,000	3,957,896
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,617,063
Little Elm TX Independent School Series 2020 øø	0.15	8-15-2048	2,000,000	2,000,488
North East Texas Independent School District Unlimited Tax School Building Bonds Series 2013B ø	0.25	8-1-2032	3,325,000	3,325,000
Northside Texas Independent School District Building Project	1.60	8-1-2049	3,195,000	3,279,529
Northside Texas Independent School District School Building Bond Series 2020 øø	0.70	6-1-2050	2,885,000	2,888,543
Plainview TX Independent School District Series B	1.50	2-15-2050	9,000,000	9,122,880
Port Arthur TX Certificate Obligation (BAM Insured)	5.00	2-15-2023	565,000	594,263
Port Arthur TX Certificate Obligation (BAM Insured)	5.00	2-15-2025	445,000	504,534
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1118 (Deutsche Bank LIQ) 144Aø	0.16	2-15-2056	3,935,000	3,935,000
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XL0182 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.16	7-1-2046	5,000,000	5,000,000
Tomball TX Independent School District School Building Series B-1 øø	0.45	2-15-2036	2,000,000	1,998,134
				57,632,899
Health revenue: 1.12%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) €	0.26	7-1-2031	5,725,000	5,725,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann	5.00	6-1-2032	3,000,000	3,386,866
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	2,100,000	2,101,288
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	0.24	7-1-2031	6,825,000	6,825,000
Harris County TX Health Facilities Development Corporation Series A4 €	0.26	7-1-2031	3,700,000	3,700,000
				21,738,154
Housing revenue: 3.67%
Alamito TX Public Facilities Corporation MFHR Housing Authority of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	1.51	5-1-2037	10,000,000	10,004,967
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	2,125,000	2,135,726
Deutsche Bank SPEARs/LIFERs Trust Series DBE-8054 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.50	8-1-2060	10,000,000	10,000,000
Galveston TX Public Facility Corporation MFHR Bonds Series 2021 (Department of Housing and Urban Development Insured) øø	0.47	8-1-2025	5,200,000	5,169,056
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  35

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Housing Options Incorporated MFHR Bonds Brooks Manor The Oaks Project Series 2021 øø	0.50%	8-1-2041	$ 6,250,000	$ 6,220,481
Midland County TX Public Facility Corporation MFHR Palladium West Francis	0.35	6-1-2024	4,000,000	3,993,120
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,500,000	6,502,478
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,400,000	6,405,430
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1109 144Aø	0.35	7-1-2061	5,000,000	5,000,000
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,760,893
				71,192,151
Industrial development revenue: 0.84%
Austin TX Convention First Tier Series A	5.00	1-1-2022	400,000	400,000
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	775,882
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	0.16	6-1-2041	15,000,000	15,000,000
				16,175,882
Miscellaneous revenue: 0.06%
Dallas TX Performing Arts Cultural Facilities Corporation Revenue Bonds Series 2008A (Bank of America NA LOC) ø	0.13	9-1-2041	548,000	548,000
Wise County TX Lease Revenue Refunding Parker County Junior College	5.00	8-15-2024	450,000	500,401
				1,048,401
Resource recovery revenue: 0.79%
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bonds Series 2020A ø	0.18	5-1-2046	4,400,000	4,399,751
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.18	11-1-2040	11,000,000	11,000,000
				15,399,751
Tax revenue: 0.04%
Houston TX East Downtown Redevelopment Authority Series 2021	5.00	9-1-2022	725,000	746,279
Transportation revenue: 0.95%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,763,830
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	0.25	8-1-2057	9,635,000	9,635,000
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	0.29	6-30-2058	6,000,000	6,000,000
				18,398,830
Utilities revenue: 0.47%
Lower Colorado River Authority Series 2022%%	5.00	5-15-2023	395,000	417,391
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lower Colorado River Authority Series 2022%%	5.00%	5-15-2025	$ 2,670,000	$ 3,031,277
Lower Colorado River Authority Series 2022 (AGM Insured) %%	5.00	5-15-2026	1,805,000	2,116,853
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2024	1,500,000	1,681,488
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2024	750,000	799,436
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2025	1,000,000	1,084,808
				9,131,253
Water & sewer revenue: 0.31%
San Antonio TX Water System Junior Lien Series F øø	1.00	5-1-2043	6,000,000	6,054,545
				253,834,983
Utah: 0.08%
Airport revenue: 0.08%
Salt Lake City UT Salt Lake City International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,325,000	1,519,584
Vermont: 0.10%
Education revenue: 0.10%
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2023	1,185,000	1,223,483
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2024	675,000	696,387
				1,919,870
Virginia: 1.38%
Education revenue: 0.05%
Virginia College Building Authority Regent University Project	5.00	6-1-2022	150,000	152,791
Virginia College Building Authority Regent University Project	5.00	6-1-2023	250,000	265,684
Virginia College Building Authority Regent University Project	5.00	6-1-2024	225,000	247,327
Virginia College Building Authority Regent University Project	5.00	6-1-2025	250,000	283,664
				949,466
Health revenue: 0.05%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2023	500,000	523,142
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	544,700
				1,067,842
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  37

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.31%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90%	11-1-2035	$ 4,000,000	$ 4,086,300
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	2,000,000	2,020,038
				6,106,338
Miscellaneous revenue: 0.16%
Louisa VA IDA Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	3,009,344
Utilities revenue: 0.81%
Halifax County VA Electric and Power Company Project	0.45	12-1-2041	4,000,000	4,001,737
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond	1.20	11-1-2040	3,525,000	3,582,562
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond Virginia Electric & Power Company Project Series A øø	0.75	10-1-2040	8,000,000	8,070,477
				15,654,776
				26,787,766
Washington: 0.42%
Airport revenue: 0.14%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,794,456
Health revenue: 0.04%
Washington HCFR Series 2021 144A	5.00	12-1-2022	230,000	239,852
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	271,419
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	219,749
				731,020
Housing revenue: 0.24%
Everett WA Housing Authority MFHR Baker Heights Legacy øø	0.30	9-1-2024	2,500,000	2,494,084
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,177,679
				4,671,763
				8,197,239
West Virginia: 1.27%
Health revenue: 0.44%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2022	4,000,000	4,076,943
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,431,420
				8,508,363
Industrial development revenue: 0.15%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Appalachian Power Company	0.63	12-1-2038	3,000,000	2,972,833
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.68%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Amos Project	1.00%	1-1-2041	$ 9,900,000	$ 9,968,892
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	3,250,000	3,271,492
				13,240,384
				24,721,580
Wisconsin: 3.58%
GO revenue: 0.25%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	445,739
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	981,578
Waukesha WI Series 2021A	2.00	7-1-2022	3,500,000	3,521,984
				4,949,301
Health revenue: 1.42%
PFA Wisconsin Hospital Renown Regional Medical Center Project Series A	5.00	6-1-2025	385,000	442,015
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	0.65	8-15-2054	7,065,000	7,078,942
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	10,000,000	11,129,146
Wisconsin HEFA Series 2022%%	4.00	9-15-2023	710,000	728,605
Wisconsin HEFA Series 2022%%	4.00	9-15-2024	735,000	771,907
Wisconsin HEFA Series 2053 ø	0.21	2-15-2053	6,000,000	6,000,000
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	123,108
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	131,938
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	1,050,007
				27,455,668
Housing revenue: 1.78%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.30	11-1-2025	33,485,000	33,485,000
Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,073,480
				34,558,480
Miscellaneous revenue: 0.05%
Clayton Town WI Anticipation Notes Series B	2.00	6-1-2026	1,000,000	1,016,739
Water & sewer revenue: 0.08%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,500,000	1,525,108
				69,505,296
Wyoming: 0.17%
Health revenue: 0.05%
Laramie County WY Series 2021	4.00	5-1-2025	750,000	832,649
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  39

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.12%
Wyoming CDA Housing Revenue Bonds 2021 Series B	0.25%	12-1-2022	$ 1,135,000	$ 1,134,232
Wyoming CDA Housing Revenue Bonds 2021 Series B	0.35	12-1-2023	1,235,000	1,231,390
				2,365,622
				3,198,271
Total Municipal obligations (Cost $1,864,727,767)				1,869,455,757

		Yield	Shares
Short-term investments: 1.32%
Investment companies: 1.32%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	25,660,635	25,676,032
Total Short-term investments (Cost $25,675,823)				25,676,032
Total investments in securities (Cost $1,940,603,590)	100.30%			1,945,331,789
Other assets and liabilities, net	(0.30)			(5,749,631)
Total net assets	100.00%			$1,939,582,158

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

40  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$22,974,666	$574,508,547	$(571,812,958)	$5,568	$209	$25,676,032	25,660,635	$1,333
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  41

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,914,927,767)	$ 1,919,655,757
Investments in affiliated securities, at value (cost $25,675,823)	25,676,032
Receivable for investments sold	22,430,108
Receivable for interest	8,062,808
Receivable for Fund shares sold	1,168,723
Total assets	1,976,993,428
Liabilities
Payable for when-issued transactions	18,180,789
Overdraft due to custodian bank	9,791,585
Payable for Fund shares redeemed	7,044,231
Payable for investments purchased	1,000,000
Dividends payable	356,423
Management fee payable	261,065
Administration fees payable	139,077
Trustees’ fees and expenses payable	751
Distribution fee payable	609
Accrued expenses and other liabilities	636,740
Total liabilities	37,411,270
Total net assets	$1,939,582,158
Net assets consist of
Paid-in capital	$ 1,962,242,810
Total distributable loss	(22,660,652)
Total net assets	$1,939,582,158
Computation of net asset value and offering price per share
Net assets – Class A	$ 284,513,483
Shares outstanding – Class A1	29,663,271
Net asset value per share – Class A	$9.59
Maximum offering price per share – Class A2	$9.79
Net assets – Class A2	$ 52,955,966
Shares outstanding – Class A2[1]	5,521,089
Net asset value per share – Class A2	$9.59
Net assets – Class C	$ 895,893
Shares outstanding – Class C1	94,730
Net asset value per share – Class C	$9.46
Net assets – Class R6	$ 765,775,944
Shares outstanding – Class R6[1]	79,846,566
Net asset value per share – Class R6	$9.59
Net assets – Administrator Class	$ 12,995,382
Shares outstanding – Administrator Class[1]	1,354,715
Net asset value per share – Administrator Class	$9.59
Net assets – Institutional Class	$ 822,445,490
Shares outstanding – Institutional Class[1]	85,747,015
Net asset value per share – Institutional Class	$9.59
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Ultra Short-Term Municipal Income Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 7,325,898
Income from affiliated securities	1,333
Total investment income	7,327,231
Expenses
Management fee	2,640,371
Administration fees
Class A	249,607
Class A2	37,726
Class C	1,025
Class R6	148,727
Administrator Class	7,431
Institutional Class	346,774
Shareholder servicing fees
Class A	388,715
Class A2	58,946
Class C	1,591
Administrator Class	18,494
Distribution fee
Class C	4,773
Custody and accounting fees	38,438
Professional fees	28,791
Registration fees	61,728
Shareholder report expenses	35,523
Trustees’ fees and expenses	9,819
Other fees and expenses	17,675
Total expenses	4,096,154
Less: Fee waivers and/or expense reimbursements
Fund-level	(930,104)
Class A	(134,933)
Class A2	(19,359)
Class C	(1,024)
Administrator Class	(1,574)
Net expenses	3,009,160
Net investment income	4,318,071
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	172,202
Affiliated securities	5,568
Net realized gains on investments	177,770
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,543,743)
Affiliated securities	209
Net change in unrealized gains (losses) on investments	(4,543,534)
Net realized and unrealized gains (losses) on investments	(4,365,764)
Net decrease in net assets resulting from operations	$ (47,693)
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  43

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 4,318,071		$ 14,242,899
Payment from affiliate		0		12,001
Net realized gains on investments		177,770		339,117
Net change in unrealized gains (losses) on investments		(4,543,534)		4,485,904
Net increase (decrease) in net assets resulting from operations		(47,693)		19,079,921
Distributions to shareholders from
Net investment income and net realized gains
Class A		(249,491)		(1,412,794)
Class A2		(36,713)		(156,384)
Class C		(81)		(253)
Class R6		(2,260,293)		(6,808,565)
Administrator Class		(11,664)		(69,078)
Institutional Class		(1,759,670)		(5,707,681)
Total distributions to shareholders		(4,317,912)		(14,154,755)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,609,853	15,460,218	5,093,988	48,928,927
Class A2	1,903,778	18,272,806	7,328,354	70,341,559
Class C	4,421	41,909	61,571	583,244
Class R6	47,367,854	454,807,057	158,459,210	1,522,217,879
Administrator Class	56,213	539,722	543,811	5,227,119
Institutional Class	37,531,901	360,397,455	92,746,825	890,877,143
		849,519,167		2,538,175,871
Reinvestment of distributions
Class A	24,835	238,451	141,373	1,357,877
Class A2	3,780	36,294	16,269	156,288
Class C	6	58	18	167
Class R6	19,590	188,113	19,480	187,146
Administrator Class	1,192	11,443	7,113	68,323
Institutional Class	151,982	1,459,013	497,683	4,781,327
		1,933,372		6,551,128
Payment for shares redeemed
Class A	(5,021,375)	(48,200,771)	(11,426,668)	(109,720,519)
Class A2	(793,333)	(7,618,412)	(2,940,369)	(28,246,076)
Class C	(84,813)	(803,051)	(197,232)	(1,866,537)
Class R6	(74,980,412)	(719,668,237)	(136,889,668)	(1,315,002,785)
Administrator Class	(279,743)	(2,684,734)	(876,603)	(8,422,649)
Institutional Class	(33,480,508)	(321,412,341)	(83,148,500)	(798,973,174)
		(1,100,387,546)		(2,262,231,740)
Net increase (decrease) in net assets resulting from capital share transactions		(248,935,007)		282,495,259
Total increase (decrease) in net assets		(253,300,612)		287,420,425
Net assets
Beginning of period		2,192,882,770		1,905,462,345
End of period		$ 1,939,582,158		$ 2,192,882,770
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.61	$9.59	$9.60	$9.57	$9.57	$9.63
Net investment income	0.01	0.04	0.12	0.12 [1]	0.08	0.06
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	(0.01)	0.03	0.00 [2]	(0.06)
Total from investment operations	(0.01)	0.06	0.11	0.15	0.08	0.00
Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.12)	(0.12)	(0.08)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.01)	(0.04)	(0.12)	(0.12)	(0.08)	(0.06)
Net asset value, end of period	$9.59	$9.61	$9.59	$9.60	$9.57	$9.57
Total return[3]	(0.13)%	0.62%	1.13%	1.63%	0.88%	(0.04)%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.66%	0.77%	0.77%	0.77%	0.75%
Net expenses	0.50%	0.50%	0.65%	0.67%	0.67%	0.67%
Net investment income	0.16%	0.42%	1.21%	1.28%	0.86%	0.57%
Supplemental data
Portfolio turnover rate	28%	30%	55%	55%	50%	56%
Net assets, end of period (000s omitted)	$284,513	$317,609	$376,203	$444,581	$702,570	$971,189

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  45

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A2	Six months ended December 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$9.61	$9.59	$9.58
Net investment income	0.01	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	0.01
Total from investment operations	(0.01)	0.06	0.02
Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.01)
Net asset value, end of period	$9.59	$9.61	$9.59
Total return[2]	(0.13)%	0.62%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.66%	0.65%
Net expenses	0.50%	0.50%	0.50%
Net investment income	0.16%	0.40%	0.88%
Supplemental data
Portfolio turnover rate	28%	30%	55%
Net assets, end of period (000s omitted)	$52,956	$42,354	$25

[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.48	$9.41	$9.43	$9.40	$9.40	$9.47
Net investment income (loss)	0.00 [1,2]	0.00 [1,2]	0.04 [1]	0.05 [1]	0.01 [1]	(0.02) [1]
Payment from affiliate	0.00	0.07	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.02)	0.00	(0.02)	0.03	0.00 [2]	(0.05)
Total from investment operations	(0.02)	0.07	0.02	0.08	0.01	(0.07)
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.00) [2]	(0.04)	(0.05)	(0.01)	(0.00) [2]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.00) [2]	(0.00) [2]	(0.04)	(0.05)	(0.01)	(0.00) [2]
Net asset value, end of period	$9.46	$9.48	$9.41	$9.43	$9.40	$9.40
Total return[3]	(0.20)%	0.76% [4]	0.26%	0.87%	0.16%	(0.73)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.41%	1.51%	1.52%	1.52%	1.50%
Net expenses	0.65% *	0.92% *	1.41%	1.42%	1.42%	1.42%
Net investment income (loss)	0.01%	0.02%	0.47%	0.54%	0.11%	(0.18)%
Supplemental data
Portfolio turnover rate	28%	30%	55%	55%	50%	56%
Net assets, end of period (000s omitted)	$896	$1,659	$2,925	$10,135	$17,154	$23,650

*	Ratios include class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended December 31, 2021 (unaudited)	0.60%
Year ended June 30, 2021	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended June 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.73% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  47

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$9.61	$9.59	$9.60	$9.58
Net investment income	0.02	0.07	0.15	0.15 [2]
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	(0.01)	0.02
Total from investment operations	0.00 [3]	0.09	0.14	0.17
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.15)	(0.15)
Net asset value, end of period	$9.59	$9.61	$9.59	$9.60
Total return[4]	0.02%	0.92%	1.47%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.28%	0.28%	0.38%	0.39%
Net expenses	0.20%	0.20%	0.31%	0.32%
Net investment income	0.46%	0.71%	1.54%	1.73%
Supplemental data
Portfolio turnover rate	28%	30%	55%	55%
Net assets, end of period (000s omitted)	$765,776	$1,032,413	$822,986	$770,634

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.61	$9.59	$9.60	$9.57	$9.57	$9.63
Net investment income	0.02	0.04	0.12 [1]	0.13 [1]	0.08 [1]	0.06
Net realized and unrealized gains (losses) on investments	(0.03)	0.02	(0.01)	0.03	0.01	(0.06)
Total from investment operations	(0.01)	0.06	0.11	0.16	0.09	0.00
Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.12)	(0.13)	(0.09)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.01)	(0.04)	(0.12)	(0.13)	(0.09)	(0.06)
Net asset value, end of period	$9.59	$9.61	$9.59	$9.60	$9.57	$9.57
Total return[3]	(0.13)%	0.62%	1.19%	1.70%	0.95%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.60%	0.70%	0.70%	0.70%	0.70%
Net expenses	0.50%	0.50%	0.59%	0.60%	0.60%	0.60%
Net investment income	0.16%	0.42%	1.28%	1.34%	0.82%	0.69%
Supplemental data
Portfolio turnover rate	28%	30%	55%	55%	50%	56%
Net assets, end of period (000s omitted)	$12,995	$15,157	$18,243	$25,649	$53,746	$1,946,987

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Ultra Short-Term Municipal Income Fund  |  49

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.61	$9.59	$9.60	$9.57	$9.58	$9.63
Net investment income	0.02	0.06	0.14	0.15 [1]	0.11	0.08 [1]
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	0.00	0.03	(0.01)	(0.05)
Total from investment operations	0.00 [2]	0.08	0.14	0.18	0.10	0.03
Distributions to shareholders from
Net investment income	(0.02)	(0.06)	(0.15)	(0.15)	(0.11)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.02)	(0.06)	(0.15)	(0.15)	(0.11)	(0.08)
Net asset value, end of period	$9.59	$9.61	$9.59	$9.60	$9.57	$9.58
Total return[3]	0.00%	0.87%	1.42%	1.93%	1.07%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.43%	0.44%	0.44%	0.42%
Net expenses	0.25%	0.25%	0.36%	0.37%	0.37%	0.37%
Net investment income	0.41%	0.66%	1.50%	1.56%	1.16%	0.86%
Supplemental data
Portfolio turnover rate	28%	30%	55%	55%	50%	56%
Net assets, end of period (000s omitted)	$822,445	$783,690	$685,081	$643,762	$2,141,197	$2,713,317

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

50  |  Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Allspring Ultra Short-Term Municipal Income Fund  |  51

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $1,940,603,670 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,482,684
Gross unrealized losses	(754,565)
Net unrealized gains	$4,728,119
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $3,075,062 in short-term capital losses and $23,770,281 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

52  |  Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 50,200,000	$0	$ 50,200,000
Municipal obligations	0	1,869,455,757	0	1,869,455,757
Short-term investments
Investment companies	25,676,032	0	0	25,676,032
Total assets	$25,676,032	$1,919,655,757	$0	$1,945,331,789
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Allspring Ultra Short-Term Municipal Income Fund  |  53

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.16%
Class A2	0.16
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended December 31, 2021 . These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.50%
Class A2	0.50
Class C	1.25
Class R6	0.20
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $207 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class A2, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the

54  |  Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Fund had $90,680,000, $200,970,000 and $2,963 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2021.
Other transactions
On August 14, 2020, Class C reimbursed by Allspring Funds Management in the amount of $12,001. The reimbursement was made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $413,360,742 and $661,353,037, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Ultra Short-Term Municipal Income Fund  |  55

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	136,655,615
Shares voted “Against”	298,755
Shares voted “Abstain”	2,162,421
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	136,654,509
Shares voted “Against”	300,813
Shares voted “Abstain”	2,161,469
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

56  |  Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Ultra Short-Term Municipal Income Fund  |  57

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

58  |  Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Ultra Short-Term Municipal Income Fund  |  59

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00247 02-22
SA258/SAR258 12-21

Semi-Annual Report
December 31, 2021
Allspring
Wisconsin Tax-Free Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Wisconsin Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Wisconsin Tax-Free Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Wisconsin Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Wisconsin Tax-Free Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin, Thomas Stoeckmann

Average annual total returns (%) as of December 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WWTFX)	3-31-2008	-3.16	2.39	2.43	1.39	3.33	2.91	0.92	0.70
Class C (WWTCX)	12-26-2002	-0.38	2.55	2.14	0.62	2.55	2.14	1.67	1.45
Institutional Class (WWTIX)[3]	10-31-2016	–	–	–	1.56	3.51	3.00	0.59	0.52
Bloomberg Municipal Bond Index[4]	–	–	–	–	1.52	4.17	3.72	–	–
Bloomberg Wisconsin Municipal Bond Index[5]	–	–	–	–	1.33	3.76	3.36	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Wisconsin and Puerto Rico municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6  |  Allspring Wisconsin Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Wisconsin Tax-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,003.97	$3.49	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Class C
Actual	$1,000.00	$1,000.12	$7.31	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Institutional Class
Actual	$1,000.00	$1,004.82	$2.63	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 94.03%
Alabama: 1.26%
Utilities revenue: 1.26%
Alabama Black Belt Energy Gas District Alabama Gas Project #7 Series C1	4.00%	12-1-2025	$1,000,000	$ 1,114,825
Black Belt Energy Gas District Alabama Gas Project #6 Series B	4.00	10-1-2052	1,000,000	1,130,543
				2,245,368
Guam: 5.28%
Airport revenue: 2.91%
Guam International Airport Authority Revenue A.B. Won Pat International Airport Series C	6.38	10-1-2043	1,670,000	1,840,477
Guam International Airport Authority Revenue Prerefunded Bond AMT General Series C	6.13	10-1-2043	270,000	293,371
Guam International Airport Authority Revenue Prerefunded Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	1,230,000	1,350,235
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,167,018
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	522,471
				5,173,572
Miscellaneous revenue: 0.81%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,433,414
Tax revenue: 1.03%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F	4.00	1-1-2036	500,000	575,885
Guam Government Hotel Occupancy Tax Revenue Refunding Series A	5.00	11-1-2040	1,000,000	1,246,630
				1,822,515
Water & sewer revenue: 0.53%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	366,886
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	584,000
				950,886
				9,380,387
Illinois: 2.33%
GO revenue: 1.19%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	1,000,000	931,998
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,187,911
				2,119,909
Miscellaneous revenue: 0.58%
Illinois Series 2013	5.50	7-1-2026	250,000	268,982
Illinois Series C	5.00	11-1-2029	630,000	756,822
				1,025,804
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.56%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00%	12-15-2028	$ 970,000	$ 990,489
				4,136,202
New Jersey: 1.17%
Tax revenue: 0.24%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	350,000	425,382
Transportation revenue: 0.93%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,647,087
				2,072,469
New York: 0.93%
Education revenue: 0.93%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	518,529
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,143,852
				1,662,381
Puerto Rico: 1.27%
Health revenue: 1.27%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2026	205,000	239,054
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2031	435,000	559,834
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2032	925,000	1,183,459
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2034	220,000	279,290
				2,261,637
South Carolina: 0.67%
Utilities revenue: 0.67%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	1,198,549
Texas: 1.29%
GO revenue: 1.29%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,302,410
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virgin Islands: 0.65%
Tax revenue: 0.65%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured) ##	4.00%	10-1-2022	$ 140,000	$ 142,943
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	970,000	1,004,460
				1,147,403
Wisconsin: 79.18%
Education revenue: 10.14%
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,514,013
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,222,741
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	355,000	362,479
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,527,110
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,017,079
Wisconsin HEFA Milwaukee School Engineering Project	2.00	4-1-2038	1,200,000	1,183,738
Wisconsin HEFA Milwaukee School Engineering Project	2.13	4-1-2039	1,000,000	997,136
Wisconsin HEFA Milwaukee School Engineering Project	2.13	4-1-2040	1,000,000	989,242
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2041	750,000	750,205
Wisconsin HEFA Milwaukee School Engineering Project	2.25	4-1-2042	1,000,000	993,705
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2022	280,000	280,613
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,771,762
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,910,565
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B ø	0.07	12-1-2033	2,500,000	2,500,000
				18,020,388
GO revenue: 1.23%
Milwaukee WI Series B6	3.00	4-1-2024	570,000	600,473
Milwaukee WI Series B6 ##	5.00	4-1-2022	350,000	354,056
Milwaukee WI Series B6	5.00	4-1-2023	580,000	613,890
Milwaukee WI Series B6	5.00	4-1-2025	550,000	625,938
				2,194,357
Health revenue: 18.23%
Wisconsin HEFA Bellin Memorial Hospital Incorporated Refunding Revenue Bond Series 2015	3.38	12-1-2031	180,000	188,784
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series 2015	3.13	12-1-2029	150,000	156,726
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	215,238
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2028	200,000	251,615
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	192,368
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2030	275,000	351,376
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	3,507,377
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	50,000	62,411
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Beloit Health System Incorporated	5.00%	7-1-2029	$1,270,000	$ 1,618,644
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	243,567
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	199,868
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,976,568
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	482,843
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	782,971
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	599,412
Wisconsin HEFA Marshfield Clininc Health System	4.00	2-15-2042	500,000	560,548
Wisconsin HEFA Milwaukee School Engineering Project	5.00	12-1-2025	135,000	157,301
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	564,211
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,009,665
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	617,017
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,041,799
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	665,594
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	393,569
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,066,138
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2025	1,500,000	1,650,743
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,913,103
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	200,000	232,466
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	289,573
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,485,000	3,837,500
Wisconsin HEFA Saint John's Communities Incorporated Series 2022%%	4.00	9-15-2045	650,000	677,580
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2045	475,000	518,560
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2023	125,000	131,359
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2024	125,000	135,055
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2031	75,000	89,871
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2041	2,145,000	2,483,923
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2046	850,000	974,770
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2051	500,000	571,076
				32,411,189
Housing revenue: 22.54%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2023	50,000	50,794
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	128,934
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	256,216
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00%	4-1-2030	$ 875,000	$ 886,108
Whitewater WI CDA Multifamily Revenue Various Housing Wisconsin Housing Preservation (BMO Harris Bank NA LOC) ø	0.12	6-1-2042	1,030,000	1,030,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	0.08	8-15-2034	4,000,000	4,000,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	10,000	10,017
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	175,247
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,445,388
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,191,252
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	0.21	8-1-2046	1,425,000	1,425,000
Wisconsin Housing & EDA Series A (FHLB SPA) ø	0.10	4-1-2046	2,875,000	2,875,000
Wisconsin Housing & EDA Series A	1.70	11-1-2052	1,700,000	1,706,479
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	100,865
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	127,706
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	672,126
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,633,236
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,246,302
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	830,460
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,530,000	2,572,477
Wisconsin Housing & EDA Series B ø	0.10	5-1-2055	5,510,000	5,510,000
Wisconsin Housing & EDA Series B (Department of Housing and Urban Development Insured) øø	0.40	5-1-2045	1,445,000	1,443,325
Wisconsin Housing & EDA Series C øø	0.61	11-1-2042	2,900,000	2,899,167
Wisconsin Housing & EDA Series C	0.80	5-1-2025	275,000	274,868
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	319,423
Wisconsin Housing & EDA Series C	0.95	5-1-2026	205,000	204,805
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	329,573
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	310,175
Wisconsin Housing & EDA Series C	1.35	11-1-2027	345,000	344,930
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,062,869
				40,062,742
Miscellaneous revenue: 15.71%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B ø	0.18	6-1-2036	5,000,000	5,000,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,558,232
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,056,724
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	310,558
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	3,128,774
Kaukauna WI RDA	3.75	6-1-2032	850,000	915,240
Kaukauna WI RDA	4.00	6-1-2022	235,000	238,621
Kaukauna WI RDA	4.00	6-1-2023	200,000	209,427
Kaukauna WI RDA	4.00	6-1-2025	425,000	469,674
Kaukauna WI RDA	4.00	6-1-2028	425,000	468,855
Kaukauna WI RDA	4.00	6-1-2035	900,000	984,320
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Manitowoc WI Anticipation Notes	2.00%	6-1-2022	$ 775,000	$ 776,118
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	889,635
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	261,420
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	388,235
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	799,263
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,182,011
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	589,966
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2024	280,000	314,602
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,221,151
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,194,571
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	891,203
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools	4.00	8-1-2023	1,100,000	1,164,025
Weston WI CDA Series A ##	1.75	10-1-2022	200,000	202,186
Weston WI CDA Series A	1.90	10-1-2023	800,000	821,036
Weston WI CDA Series A	2.00	10-1-2024	625,000	650,708
Weston WI CDA Series A	2.15	10-1-2025	615,000	650,706
Weston WI CDA Series A	2.25	10-1-2026	940,000	994,846
Weston WI CDA Series A	2.40	10-1-2027	570,000	603,705
				27,935,812
Tax revenue: 11.33%
Southeast Wisconsin Professional Baseball Park District Series A	5.50	12-15-2023	1,600,000	1,758,837
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	2,435,000	2,867,076
Warrens WI CDA Interim Community Development Workout Extension	3.70	11-1-2029	137,240	87,835
Wisconsin Center District Appropriation Milwaukee Arena Project 2016	5.00	12-15-2023	500,000	543,963
Wisconsin Center District CAB (AGM Insured) ¤	0.00	12-15-2030	295,000	246,737
Wisconsin Center District CAB Junior Dedicated Series D ¤	0.00	12-15-2045	1,250,000	557,632
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤	0.00	12-15-2033	2,985,000	2,111,105
Wisconsin Center District CAB Series A ¤	0.00	12-15-2027	100,000	90,799
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	762,609
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,193,806
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond	5.25	12-15-2023	570,000	589,842
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond	5.25	12-15-2027	220,000	262,377
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2023	605,000	645,811
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2027	785,000	931,913
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,239,675
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	1,035,462
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,245,615
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	100,215
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C ¤		0.00%	12-15-2028	$1,075,000	$ 952,897
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C ¤		0.00	12-15-2030	1,095,000	915,855
					20,140,061
					140,764,549
Total Municipal obligations (Cost $159,592,893)					167,171,355
Total investments in securities (Cost $159,592,893)	94.03%				167,171,355
Other assets and liabilities, net	5.97				10,604,910
Total net assets	100.00%				$177,776,265

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  15

Statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $159,592,893)	$ 167,171,355
Cash	9,365,991
Cash due from broker	14,999
Receivable for interest	1,321,778
Receivable for Fund shares sold	773,518
Receivable for investments sold	30,039
Prepaid expenses and other assets	49,084
Total assets	178,726,764
Liabilities
Payable for when-issued transactions	674,804
Payable for Fund shares redeemed	139,055
Management fee payable	41,739
Dividends payable	31,997
Administration fees payable	18,769
Distribution fee payable	3,775
Trustees’ fees and expenses payable	690
Accrued expenses and other liabilities	39,670
Total liabilities	950,499
Total net assets	$177,776,265
Net assets consist of
Paid-in capital	$ 170,196,440
Total distributable earnings	7,579,825
Total net assets	$177,776,265
Computation of net asset value and offering price per share
Net assets – Class A	$ 77,163,379
Shares outstanding – Class A1	6,876,791
Net asset value per share – Class A	$11.22
Maximum offering price per share – Class A2	$11.75
Net assets – Class C	$ 5,564,305
Shares outstanding – Class C1	495,894
Net asset value per share – Class C	$11.22
Net assets – Institutional Class	$ 95,048,581
Shares outstanding – Institutional Class[1]	8,469,650
Net asset value per share – Institutional Class	$11.22
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Wisconsin Tax-Free Fund

Statement of operations—six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 2,076,529
Expenses
Management fee	355,785
Administration fees
Class A	62,974
Class C	4,594
Institutional Class	37,373
Shareholder servicing fees
Class A	98,383
Class C	7,117
Distribution fee
Class C	21,350
Custody and accounting fees	3,682
Professional fees	31,261
Registration fees	30,479
Shareholder report expenses	17,816
Trustees’ fees and expenses	9,820
Other fees and expenses	4,698
Total expenses	685,332
Less: Fee waivers and/or expense reimbursements
Fund-level	(76,722)
Class A	(50,005)
Class C	(3,033)
Net expenses	555,572
Net investment income	1,520,957
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	22,599
Futures contracts	11,528
Net realized gains on investments	34,127
Net change in unrealized gains (losses) on investments	(793,197)
Net realized and unrealized gains (losses) on investments	(759,070)
Net increase in net assets resulting from operations	$ 761,887
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  17

Statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment income		$ 1,520,957		$ 3,085,902
Net realized gains on investments		34,127		168,026
Net change in unrealized gains (losses) on investments		(793,197)		2,114,690
Net increase in net assets resulting from operations		761,887		5,368,618
Distributions to shareholders from
Net investment income and net realized gains
Class A		(724,491)		(1,436,866)
Class C		(30,920)		(61,394)
Institutional Class		(941,107)		(1,589,155)
Total distributions to shareholders		(1,696,518)		(3,087,415)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	376,118	4,238,620	1,001,834	11,225,322
Class C	46,550	523,987	147,885	1,660,980
Institutional Class	1,360,579	15,319,739	3,206,169	36,011,523
		20,082,346		48,897,825
Reinvestment of distributions
Class A	56,052	630,670	113,871	1,277,627
Class C	2,679	30,136	5,397	60,528
Institutional Class	80,795	908,990	135,932	1,525,501
		1,569,796		2,863,656
Payment for shares redeemed
Class A	(366,852)	(4,127,927)	(1,603,254)	(17,980,789)
Class C	(40,582)	(455,937)	(191,338)	(2,141,864)
Institutional Class	(826,927)	(9,309,529)	(1,621,298)	(18,213,318)
		(13,893,393)		(38,335,971)
Net increase in net assets resulting from capital share transactions		7,758,749		13,425,510
Total increase in net assets		6,824,118		15,706,713
Net assets
Beginning of period		170,952,147		155,245,434
End of period		$177,776,265		$170,952,147
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Wisconsin Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.28	$11.12	$11.04	$10.74	$10.83	$11.16
Net investment income	0.09	0.21	0.25	0.29	0.28	0.26
Net realized and unrealized gains (losses) on investments	(0.05)	0.16	0.08	0.30	(0.09)	(0.32)
Total from investment operations	0.04	0.37	0.33	0.59	0.19	(0.06)
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.25)	(0.29)	(0.28)	(0.26)
Net realized gains	(0.01)	0.00	(0.00) [1]	0.00	0.00	(0.01)
Total distributions to shareholders	(0.10)	(0.21)	(0.25)	(0.29)	(0.28)	(0.27)
Net asset value, end of period	$11.22	$11.28	$11.12	$11.04	$10.74	$10.83
Total return[2]	0.40%	3.37%	3.05%	5.56%	1.76%	(0.48)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.95%	0.94%	0.88%	0.93%
Net expenses	0.69%	0.68%	0.69%	0.70%	0.70%	0.70%
Net investment income	1.65%	1.88%	2.24%	2.66%	2.57%	2.41%
Supplemental data
Portfolio turnover rate	8%	10%	24%	8%	11%	27%
Net assets, end of period (000s omitted)	$77,163	$76,836	$81,173	$84,924	$87,790	$131,518

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.28	$11.12	$11.04	$10.74	$10.83	$11.16
Net investment income	0.05	0.13	0.17 [1]	0.21	0.20	0.18
Net realized and unrealized gains (losses) on investments	(0.05)	0.16	0.08	0.30	(0.09)	(0.32)
Total from investment operations	0.00	0.29	0.25	0.51	0.11	(0.14)
Distributions to shareholders from
Net investment income	(0.05)	(0.13)	(0.17)	(0.21)	(0.20)	(0.18)
Net realized gains	(0.01)	0.00	(0.00) [2]	0.00	0.00	(0.01)
Total distributions to shareholders	(0.06)	(0.13)	(0.17)	(0.21)	(0.20)	(0.19)
Net asset value, end of period	$11.22	$11.28	$11.12	$11.04	$10.74	$10.83
Total return[3]	0.01%	2.58%	2.27%	4.78%	1.01%	(1.22)%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.67%	1.70%	1.69%	1.63%	1.68%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.88%	1.12%	1.49%	1.92%	1.83%	1.67%
Supplemental data
Portfolio turnover rate	8%	10%	24%	8%	11%	27%
Net assets, end of period (000s omitted)	$5,564	$5,496	$5,842	$6,687	$8,105	$9,449

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Wisconsin Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.28	$11.12	$11.04	$10.74	$10.83	$10.99
Net investment income	0.10	0.23	0.27	0.31	0.30	0.20
Net realized and unrealized gains (losses) on investments	(0.05)	0.16	0.08	0.30	(0.09)	(0.15)
Total from investment operations	0.05	0.39	0.35	0.61	0.21	0.05
Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.27)	(0.31)	(0.30)	(0.20)
Net realized gains	(0.01)	0.00	(0.00) [2]	0.00	0.00	(0.01)
Total distributions to shareholders	(0.11)	(0.23)	(0.27)	(0.31)	(0.30)	(0.21)
Net asset value, end of period	$11.22	$11.28	$11.12	$11.04	$10.74	$10.83
Total return[3]	0.48%	3.54%	3.23%	5.75%	1.95%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.62%	0.61%	0.55%	0.54%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.81%	2.04%	2.40%	2.85%	2.79%	2.74%
Supplemental data
Portfolio turnover rate	8%	10%	24%	8%	11%	27%
Net assets, end of period (000s omitted)	$95,049	$88,620	$68,230	$43,978	$36,181	$13,573

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Wisconsin Tax-Free Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund (the "Fund") which is a non-diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22  |  Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $159,592,494 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,641,342
Gross unrealized losses	(62,481)
Net unrealized gains	$7,578,861
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$167,171,355	$0	$167,171,355
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Wisconsin Tax-Free Fund  |  23

Notes to financial statements (unaudited)
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

24  |  Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.70%
Class C	1.45
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2021, Allspring Funds Distributor received $1,060 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2021 were $20,388,063 and $11,397,871, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of Wisconsin.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Wisconsin Tax-Free Fund  |  25

Notes to financial statements (unaudited)
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On September 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	6,074,678
Shares voted “Against”	422,590
Shares voted “Abstain”	431,141
Shares voted “Uninstructed”	703,925
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	6,064,566
Shares voted “Against”	421,843
Shares voted “Abstain”	442,000
Shares voted “Uninstructed”	703,925
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Wisconsin Tax-Free Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Wisconsin Tax-Free Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00248 02-22
SA259/SAR259 12-21

Semi-Annual Report
December 31, 2021
Allspring
Alternative Risk Premia Fund

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Alternative Risk Premia Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Alternative Risk Premia Fund for the six-month period that ended December 31, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also saw mixed performance during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 11.67%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -1.22%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 9.30% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -2.75%, the Bloomberg Municipal Bond Index6 returned 0.45%, and the ICE BofA U.S. High Yield Index,7 gained 1.60%.
Vaccination rollout drove the stock markets to new highs.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-year Treasury bond yield continued to decline as strong demand swallowed up supply. After hitting a multiyear high earlier in the month, oil prices leveled off following an agreement by the Organization of the Petroleum Exporting Countries to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset-class performer for the year.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Alternative Risk Premia Fund

Letter to shareholders (unaudited)
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the U.S. Federal Reserve (Fed) indicated it would slow the pace of asset purchases in the near future (pointing towards November). All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility in December lessened as data indicated a lower risk of severe disease and death as a result of the Omicron variant. Even so, a number of countries introduced restrictions on sectors such as travel and hospitality to try to reduce the spread. In the U.S., data indicated that the overall domestic economy remains stable and corporate earnings remain robust. Consumer spending capability looks strong heading into 2022 on the back of elevated household savings and the lowest ratio of U.S. household liabilities to assets since 1973. U.S. corporate and high-yield bonds produced positive returns for the month while Treasuries declined. Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
“ Bonds were strongly affected by the projection of three 25-basis-point (bp; 100 bps equal 1.00%) policy rate hikes in 2022 by senior Federal Open Market Committee members, contrary to just one hike as previously believed.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Alternative Risk Premia Fund  |  3

Letter to shareholders (unaudited)
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $575 billion in AUM1 as of December 31, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of December 31, 2021, assets under management (AUM) includes $91.6 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Petros N. Bocray, CFA®‡, FRM, Eddie Cheng, CFA®‡, Monisha Jayakumar

Average annual total returns (%) as of December 31, 2021
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Class R6 (WRPRX)	1-29-2019	6.96	-5.26	1.12	0.65
Institutional Class (WRPIX)	1-29-2019	6.84	-5.37	1.22	0.75
ICE BofA 3-Month U.S. Treasury Bill Index[3]	–	0.05	0.96 *	–	–

*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.62% for Class R6 and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund's website, allspringglobal.com..
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
The investment techniques employed by the Fund create leverage. As a result, the sum of the Fund's investment exposures will typically exceed the amount of the Fund's net assets. These exposures may vary over time. We expect gross notional exposure of the Fund to be in a range of 400% to 1200% of the net asset value of the Fund under normal market conditions. Leverage may be significantly different (higher or lower) as deemed necessary by the investment manager. We expect net notional exposure of the Fund to be in a range of -200% to 200% of the net asset value of the Fund under normal market conditions.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Alternative Risk Premia Fund

Performance highlights (unaudited)
Alternative risk premia investment risk is the Fund's ability to achieve its investment objective depending largely upon the portfolio managers' successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to subsidiary risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Alternative Risk Premia Fund  |  7

Performance highlights (unaudited)
Net asset exposure as of December 31, 2021[1]
	% of net assets
	Long positions	Short positions
Stocks	35	24
Bond futures	111	57
Currency forwards	52	70
Equity index futures	10	6
Commodity futures	17	16
[1]	Figures are subject to change and may have changed since the date specified.

8  |  Allspring Alternative Risk Premia Fund

Consolidated fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$ 995.29	$3.12	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%
Institutional Class
Actual	$1,000.00	$ 995.28	$3.62	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Allspring Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Yield	Shares	Value
Short-term investments: 88.68%
Investment companies: 37.97%
Allspring Government Money Market Fund Select Class ♠∞*	0.03%	27,194,961	$27,194,961

			Maturity date	Principal
U.S. Treasury securities: 50.71%
U.S. Treasury Bill ☼		0.04	1-13-2022	$14,900,000	14,899,938
U.S. Treasury Bill ☼		0.04	1-27-2022	10,919,000	10,918,800
U.S. Treasury Bill ☼#		0.04	3-17-2022	5,500,000	5,499,384
U.S. Treasury Bill ☼		0.17	6-30-2022	5,000,000	4,995,426
					36,313,548
Total Short-term investments (Cost $63,508,778)					63,508,509
Total investments in securities (Cost $63,508,778)	88.68%				63,508,509
Other assets and liabilities, net	11.32				8,108,294
Total net assets	100.00%				$71,616,803

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,278,685	$82,302,465	$(74,386,189)	$0	$0	$27,194,961	27,194,961	$3,890
The accompanying notes are an integral part of these consolidated financial statements.

10  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
47,769,000 MXN	2,268,018 USD	Goldman Sachs International	1-19-2022	$ 59,169	$ 0
13,657,000 BRL	2,439,316 USD	Goldman Sachs International	1-19-2022	4,306	0
210,045,000 RUB	2,825,278 USD	Goldman Sachs International	1-19-2022	0	(33,474)
655,252,000 JPY	5,758,852 USD	Goldman Sachs International	1-19-2022	0	(61,926)
34,067,594,000 IDR	2,370,414 USD	Goldman Sachs International	1-19-2022	17,250	0
332,846,000 INR	4,398,594 USD	Goldman Sachs International	1-19-2022	71,949	0
5,470,000 CAD	4,321,357 USD	Goldman Sachs International	1-19-2022	2,867	0
31,074,000 ZAR	1,966,236 USD	Goldman Sachs International	1-19-2022	0	(20,288)
3,011,000 EUR	3,416,293 USD	Goldman Sachs International	1-19-2022	12,750	0
1,082,186,000 CLP	1,281,482 USD	Goldman Sachs International	1-19-2022	0	(13,768)
4,564,000 GBP	6,031,915 USD	Goldman Sachs International	1-19-2022	145,500	0
5,893,896 USD	53,246,000 SEK	Goldman Sachs International	1-19-2022	675	0
1,764,706 USD	7,209,000 PLN	Goldman Sachs International	1-19-2022	0	(22,812)
10,724,425 USD	95,425,000 NOK	Goldman Sachs International	1-19-2022	0	(108,298)
10,534,694 USD	9,702,000 CHF	Goldman Sachs International	1-19-2022	0	(116,872)
1,089,757 USD	353,192,000 HUF	Goldman Sachs International	1-19-2022	2,769	0
10,617,390 USD	14,830,000 AUD	Goldman Sachs International	1-19-2022	0	(172,611)
467,561 USD	10,529,000 CZK	Goldman Sachs International	1-19-2022	0	(13,658)
1,300,298 USD	1,526,589,000 KRW	Goldman Sachs International	1-19-2022	16,551	0
6,964,947 USD	10,247,000 NZD	Goldman Sachs International	1-19-2022	0	(52,165)
				$333,786	$(615,872)
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  11

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
London Metal Exchange Aluminium Futures**	29	1-17-2022	$ 1,921,567	$ 2,032,175	$ 110,608	$ 0
London Metal Exchange Lead Futures**	13	1-17-2022	762,311	756,519	0	(5,792)
London Metal Exchange Nickel Futures**	9	1-17-2022	1,071,753	1,127,169	55,416	0
London Metal Exchange Zinc Futures**	14	1-17-2022	1,124,328	1,253,000	128,672	0
WTI Crude Futures**	9	1-20-2022	643,772	676,890	33,118	0
CAC 40 Index	12	1-21-2022	954,794	975,876	21,082	0
Brent Crude Futures**	9	1-31-2022	640,193	700,020	59,827	0
Gasoline RBOB Futures**	11	1-31-2022	979,737	1,027,765	48,028	0
NY Harbor Ultra-Low Sulfur Diesel Futures**	22	1-31-2022	2,057,426	2,148,577	91,151	0
Low Sugar Gas Oil Futures**	7	2-10-2022	449,068	466,375	17,307	0
Lean Hogs Futures**	10	2-14-2022	332,822	325,900	0	(6,922)
Natural Gas Futures**	22	2-24-2022	829,242	782,540	0	(46,702)
10-Year Japanese Treasury Bonds	30	3-14-2022	39,649,879	39,534,904	0	(114,975)
London Metal Exchange Copper Futures**	3	3-14-2022	707,883	729,863	21,980	0
10-Year Australian Treasury Bonds	257	3-15-2022	26,038,821	26,021,556	0	(17,265)
S&P/TSX 60 Index	5	3-17-2022	1,002,433	1,012,609	10,176	0
SPI 200 Index	8	3-17-2022	1,057,731	1,069,062	11,331	0
E-Mini Nasdaq 100 Index	3	3-18-2022	979,824	979,245	0	(579)
E-Mini S&P 500 Index	4	3-18-2022	940,586	951,700	11,114	0
Euro STOXX 50 Futures	20	3-18-2022	948,527	976,263	27,736	0
FTSE 100 Index	11	3-18-2022	1,068,239	1,090,474	22,235	0
Coffee C Futures**	9	3-21-2022	785,735	763,088	0	(22,647)
10-Year Canadian Treasury Bonds	109	3-22-2022	12,135,754	12,289,482	153,728	0
10-Year U.S. Treasury Notes	12	3-22-2022	1,565,282	1,565,625	343	0
Short
London Metal Exchange Aluminium Futures**	(9)	1-17-2022	(581,774)	(630,675)	0	(48,901)
Gold 100 Ounces Futures**	(19)	2-24-2022	(3,541,917)	(3,474,340)	67,577	0
Live Cattle Futures**	(27)	2-28-2022	(1,496,767)	(1,508,760)	0	(11,993)
Sugar #11 World Futures**	(3)	2-28-2022	(63,123)	(63,437)	0	(314)
Euro-Bund Futures	(2)	3-8-2022	(394,704)	(390,209)	4,495	0
Cotton #2 Futures**	(9)	3-9-2022	(476,335)	(506,700)	0	(30,365)
TOPIX Index	(6)	3-10-2022	(1,012,387)	(1,039,033)	0	(26,646)
Corn Futures**	(26)	3-14-2022	(755,528)	(771,225)	0	(15,697)
KC Hard Red Winter Wheat Futures**	(20)	3-14-2022	(836,675)	(801,500)	35,175	0
Soybean Futures**	(14)	3-14-2022	(894,898)	(937,475)	0	(42,577)
Soybean Meal Futures**	(9)	3-14-2022	(331,706)	(359,190)	0	(27,484)
Soybean Oil Futures**	(28)	3-14-2022	(919,695)	(949,704)	0	(30,009)
Wheat Futures**	(53)	3-14-2022	(2,084,027)	(2,042,488)	41,539	0
Cocoa Futures**	(5)	3-16-2022	(118,238)	(126,000)	0	(7,762)
DAX Futures Index	(2)	3-18-2022	(888,365)	(902,603)	0	(14,238)
E-Mini Russell 2000 Index	(6)	3-18-2022	(662,684)	(672,840)	0	(10,156)
MSCI Emerging Markets Index	(14)	3-18-2022	(853,473)	(858,410)	0	(4,937)
Long Gilt Bonds	(238)	3-29-2022	(40,508,947)	(40,235,897)	273,050	0
Silver Futures**	(9)	3-29-2022	(1,127,985)	(1,050,840)	77,145	0
					$1,322,833	$(485,961)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.

12  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs International	Monthly	2-1-2024	$7,073,456	$7,255,880	$182,424	$0

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Proximus SA	13,908	$ 271,399	3.74%
Spark New Zealand Limited	32,364	100,191	1.38
Interactive media & services
Auto Trader Group plc	31,866	319,178	4.40
Wireless telecommunication services
Tele2 AB Class B	6,369	90,858	1.25
		781,626
Consumer discretionary
Automobiles
Mazda Motor Corporation	17,900	137,345	1.89
Hotels, restaurants & leisure
Domino's Pizza Enterprises Limited	1,187	101,931	1.41
Domino's Pizza Incorporated	416	234,761	3.24
La Francaise Des Jeux SA	6,902	305,988	4.22
McDonald's Holdings Company Japan Limited	2,400	106,214	1.47
Tabcorp Holdings Limited	20,324	74,229	1.02
Yum! Brands Incorporated	1,403	194,821	2.69
Specialty retail
Yamada Denki Company Limited	37,200	127,176	1.75
Textiles, apparel & luxury goods
Pandora AS	641	79,735	1.10
		1,362,200
Consumer staples
Food & staples retailing
Carrefour SA	5,909	108,345	1.49
Empire Company Limited Class A	9,200	280,302	3.87
J Sainsbury plc	81,343	303,661	4.19
The Kroger Company	3,076	139,220	1.92
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  13

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Food products
Archer Daniels Midland Company	1,335	$ 90,233	1.24%
Bunge Limited	4,090	381,842	5.27
NH Foods Limited	3,500	126,196	1.74
Household products
Pigeon Corporation	4,200	80,377	1.11
Personal products
Pola Orbis Holdings Incorporated	8,800	146,659	2.02
		1,656,835
Energy
Oil, gas & consumable fuels
Idemitsu Kosan Company Limited	6,300	160,774	2.22
Financials
Banks
Shizuoka Bank Limited	13,500	96,377	1.33
Capital markets
IGM Financial Incorporated	2,300	82,949	1.14
SEI Investments Company	5,077	309,392	4.27
T. Rowe Price Group Incorporated	426	83,769	1.16
The Carlyle Group Incorporated	3,487	191,436	2.64
Tradeweb Markets Incorporated Class A	917	91,828	1.27
Insurance
American Financial Group Incorporated	1,260	173,023	2.39
Direct Line Insurance Group plc	27,023	102,050	1.41
Medibank Private Limited	146,819	357,841	4.94
		1,488,665
Health care
Health care equipment & supplies
IDEXX Laboratories Incorporated	173	113,914	1.57
West Pharmaceutical Services Incorporated	288	135,075	1.86
William Demant Holding	1,889	96,728	1.33
Health care providers & services
Molina Healthcare Incorporated	391	124,369	1.72
Health care technology
Cerner Corporation	4,358	404,727	5.58
Life sciences tools & services
Waters Corporation	697	259,702	3.58
Pharmaceuticals
Hikma Pharmaceuticals plc	5,835	175,256	2.42
Ipsen SA	1,821	166,893	2.30
Jazz Pharmaceuticals plc	860	109,564	1.51
Merck KGaA	805	207,092	2.86
Orion Oyj Class B	5,179	215,129	2.97
Recordati SpA	2,094	134,464	1.85
Roche Holding AG	272	121,742	1.68
		2,264,655
Industrials
Aerospace & defense
Huntington Ingalls Industries Incorporated	1,634	305,133	4.21
Air freight & logistics
Bolloré SA	20,716	116,039	1.60
The accompanying notes are an integral part of these consolidated financial statements.

14  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Air freight & logistics (continued)
C.H. Robinson Worldwide Incorporated	922	$ 99,235	1.37%
Expeditors International of Washington Incorporated	828	111,192	1.53
Building products
A.O. Smith Corporation	1,486	127,573	1.76
Commercial services & supplies
Securitas AB Class B	14,961	205,810	2.84
Electrical equipment
Fuji Electric Holdings Company Limited	1,600	87,405	1.21
Industrial conglomerates
DCC plc	904	74,028	1.02
Machinery
Pentair plc	4,516	329,803	4.55
Professional services
Persol Holdings Company Limited	7,100	206,420	2.85
Randstad Holdings NV	4,033	275,678	3.80
Robert Half International Incorporated	3,147	350,953	4.84
Road & rail
AMERCO	331	240,382	3.32
J.B. Hunt Transport Services Incorporated	1,299	265,516	3.66
Knight-Swift Transportation Holdings Incorporated	3,349	204,088	2.82
Old Dominion Freight Line Incorporated	659	236,172	3.26
Trading companies & distributors
Toromont Industries Limited	2,100	189,854	2.62
		3,425,281
Information technology
Electronic equipment, instruments & components
Arrow Electronics Incorporated	2,692	361,455	4.99
IT services
Bechtle AG	2,934	208,782	2.88
Broadridge Financial Solutions Incorporated	1,804	329,807	4.55
EPAM Systems Incorporated	210	140,375	1.94
Gartner Incorporated	548	183,207	2.53
Jack Henry & Associates Incorporated	636	106,206	1.46
Paychex Incorporated	1,050	143,325	1.98
SCSK Corporation	5,400	107,472	1.48
The Western Union Company	8,259	147,341	2.03
Software
Bentley Systems Incorporated Class B	2,084	100,720	1.39
Dropbox Incorporated Class A	5,518	135,412	1.87
TIS Incorporated	12,300	365,753	5.05
		2,329,855
Materials
Chemicals
Mitsui Chemicals Incorporated	3,600	96,769	1.33
Metals & mining
BlueScope Steel Limited	12,477	189,723	2.62
EVRAZ plc	30,491	248,287	3.42
Steel Dynamics Incorporated	2,532	157,161	2.17
		691,940
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  15

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Real estate
Equity REITs
Extra Space Storage Incorporated	767	$ 173,902	2.40%
Iron Mountain Incorporated	4,136	216,437	2.99
Real estate management & development
Daito Trust Construction Company Limited	1,700	195,026	2.69
FirstService Corporation	1,200	235,835	3.25
		821,200
Utilities
Electric utilities
CK Infrastructure Holdings Limited	21,000	133,715	1.84
NRG Energy Incorporated	2,809	121,012	1.67
Gas utilities
Altagas Limited	5,100	110,108	1.52
UGI Corporation	3,984	182,905	2.52
Independent power & renewable electricity producers
Uniper SE	6,588	312,799	4.31
Multi-utilities
ATCO Limited Class I	11,200	378,070	5.21
Canadian Utilities Limited Class A	3,800	110,219	1.52
		1,348,828

	Dividend yield
Preferred stocks
Communication services
Diversified telecommunication services
Telecom Italia RSP	6.90%	231,643	109,967	1.52
Materials
Chemicals
Fuchs Petrolub SE	2.63	6,450	291,469	4.02
Short positions
Common stocks
Communication services
Entertainment
Live Nation Entertainment Incorporated		(1,193)	(142,790)	(1.97)
The Walt Disney Company		(607)	(94,018)	(1.30)
Interactive media & services
Z Holdings Corporation		(29,000)	(167,330)	(2.31)
Media
Informa plc		(12,568)	(87,881)	(1.21)
			(492,019)
Consumer discretionary
Automobiles
Tesla Motors Incorporated		(137)	(144,779)	(2.00)
Toyota Motor Corporation		(10,000)	(184,826)	(2.55)
Hotels, restaurants & leisure
Draftkings Incorporated Class A		(2,734)	(75,103)	(1.04)
The accompanying notes are an integral part of these consolidated financial statements.

16  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Hotels, restaurants & leisure (continued)
Las Vegas Sands Corporation	(2,709)	$ (101,967)	(1.41)%
Oriental Land Company Limited	(700)	(118,039)	(1.63)
Whitbread plc	(2,169)	(87,929)	(1.21)
Household durables
Sony Corporation	(2,600)	(328,323)	(4.53)
Internet & direct marketing retail
Just Eat Takeaway.com NV	(1,438)	(79,353)	(1.09)
Prosus NV	(2,737)	(229,125)	(3.16)
Specialty retail
Fast Retailing Company Limited	(200)	(113,689)	(1.57)
Hennes & Mauritz AB Class B	(6,973)	(136,825)	(1.89)
Textiles, apparel & luxury goods
LVMH Moet Hennessy Louis Vuitton SE	(162)	(134,086)	(1.85)
		(1,734,044)
Consumer staples
Beverages
Anheuser Busch InBev SA	(3,447)	(208,661)	(2.88)
Food & staples retailing
Aeon Company Limited	(4,300)	(101,335)	(1.40)
Ocado Group plc	(6,148)	(139,637)	(1.93)
Woolworths Group Limited	(3,511)	(97,094)	(1.34)
Food products
Nestle SA	(993)	(138,640)	(1.91)
		(685,367)
Energy
Oil, gas & consumable fuels
Chevron Corporation	(1,041)	(122,161)	(1.69)
Pembina Pipeline Corporation	(2,900)	(87,966)	(1.21)
Suncor Energy Incorporated	(3,300)	(82,568)	(1.14)
		(292,695)
Financials
Capital markets
Brookfield Asset Management Incorporated Class A	(3,200)	(193,247)	(2.67)
Credit Suisse Group AG	(8,614)	(83,518)	(1.15)
Deutsche Boerse AG	(2,503)	(417,937)	(5.76)
Japan Exchange Group Incorporated	(4,200)	(92,019)	(1.27)
London Stock Exchange Group PLC	(3,105)	(291,252)	(4.02)
Consumer finance
American Express Company	(1,047)	(171,289)	(2.36)
Diversified financial services
Berkshire Hathaway Incorporated Class B	(470)	(140,530)	(1.94)
Equitable Holdings Incorporated	(2,777)	(91,058)	(1.26)
Insurance
AIA Group Limited	(8,000)	(80,641)	(1.11)
Allianz SE	(1,144)	(269,822)	(3.72)
Japan Post Holdings Company Limited	(26,100)	(203,326)	(2.80)
Legal & General Group plc	(42,027)	(169,235)	(2.33)
		(2,203,874)
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  17

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Health care
Health care providers & services
Ramsay Health Care Limited	(2,035)	$ (105,860)	(1.46)%
Industrials
Aerospace & defense
Airbus SE	(1,060)	(135,597)	(1.87)
Raytheon Technologies Corporation	(1,472)	(126,680)	(1.75)
Safran SA	(1,371)	(168,045)	(2.32)
The Boeing Company	(450)	(90,594)	(1.25)
Building products
Assa Abloy AB Class B	(3,326)	(101,380)	(1.40)
Daikin Industries Limited	(900)	(203,867)	(2.81)
Nibe Industrier AB Series B	(7,317)	(110,559)	(1.52)
Construction & engineering
Vinci SA	(2,342)	(247,732)	(3.42)
Electrical equipment
Ballard Power Systems Incorporated	(8,100)	(101,750)	(1.40)
Plug Power Incorporated	(6,321)	(178,442)	(2.46)
Machinery
SMC Corporation	(300)	(202,757)	(2.80)
Professional services
Clarivate plc	(8,310)	(195,451)	(2.70)
Costar Group Incorporated	(1,814)	(143,360)	(1.98)
Experian plc	(2,556)	(125,655)	(1.73)
Road & rail
Central Japan Railway Company	(700)	(93,150)	(1.28)
Uber Technologies Incorporated	(4,733)	(198,455)	(2.74)
		(2,423,474)
Information technology
Electronic equipment, instruments & components
Keyence Corporation	(500)	(314,379)	(4.34)
IT services
Fidelity National Information Service	(1,296)	(141,458)	(1.95)
Mastercard Incorporated Class A	(232)	(83,362)	(1.15)
Twilio Incorporated Class A	(301)	(79,265)	(1.09)
Visa Incorporated Class A	(544)	(117,890)	(1.63)
Semiconductors & semiconductor equipment
Infineon Technologies AG	(5,771)	(265,688)	(3.66)
Intel Corporation	(1,691)	(87,087)	(1.20)
Marvell Technology Incorporated	(1,890)	(165,356)	(2.28)
Nvidia Corporation	(386)	(113,526)	(1.57)
Software
Splunk Incorporated	(882)	(102,065)	(1.41)
Technology hardware, storage & peripherals
Apple Incorporated	(454)	(80,617)	(1.11)
		(1,550,693)
Materials
Chemicals
Air Products & Chemicals Incorporated	(872)	(265,315)	(3.66)
Chr Hansen Holding AS	(1,448)	(114,175)	(1.57)
Ecolab Incorporated	(338)	(79,291)	(1.09)
International Flavors & Fragrances Incorporated	(819)	(123,382)	(1.70)
The accompanying notes are an integral part of these consolidated financial statements.

18  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Chemicals (continued)
Linde plc	(796)	$ (275,758)	(3.80)%
Nippon Paint Holdings Company Limited	(11,700)	(127,773)	(1.76)
Metals & mining
Barrick Gold Corporation	(10,500)	(199,632)	(2.75)
Franco-Nevada Corporation	(600)	(82,979)	(1.14)
Ivanhoe Mines Limited Class A	(21,100)	(172,143)	(2.37)
Newcrest Mining Limited	(10,202)	(181,702)	(2.51)
		(1,622,150)
Real estate
Equity REITs
Equinix Incorporated REIT	(118)	(99,809)	(1.38)
Scentre Group Limited	(63,786)	(146,648)	(2.02)
Real estate management & development
Vonovia SE	(1,698)	(93,563)	(1.29)
Wharf Real Estate Investment Company Limited	(24,000)	(121,884)	(1.68)
		(461,904)
Utilities
Gas utilities
APA Group Stapled Security	(12,036)	(88,093)	(1.22)
Independent power & renewable electricity producers
Brookfield Renewable Corporation Class A	(4,100)	(150,879)	(2.08)
		(238,972)

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  19

Consolidated statement of assets and liabilities—December 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $36,313,817)	$ 36,313,548
Investments in affiliated securities, at value (cost $27,194,961)	27,194,961
Segregated cash for forward foreign currency contracts	320,000
Cash at broker segregated for futures contracts	8,147,640
Unrealized gains on forward foreign currency contracts	333,786
Unrealized gains on swap contracts	182,424
Receivable for daily variation margin on open futures contracts	133,765
Receivable for interest	857
Prepaid expenses and other assets	33,512
Total assets	72,660,493
Liabilities
Unrealized losses on forward foreign currency contracts	615,872
Payable for daily variation margin on open futures contracts	364,168
Management fee payable	6,005
Payable for Fund shares redeemed	4,201
Trustees’ fees and expenses payable	4,196
Administration fees payable	1,936
Accrued expenses and other liabilities	47,312
Total liabilities	1,043,690
Total net assets	$71,616,803
Net assets consist of
Paid-in capital	$ 73,100,859
Total distributable loss	(1,484,056)
Total net assets	$71,616,803
Computation of net asset value per share
Net assets – Class R6	$ 71,595,723
Shares outstanding – Class R6[1]	8,471,755
Net asset value per share – Class R6	$8.45
Net assets – Institutional Class	$ 21,080
Shares outstanding – Institutional Class[1]	2,500
Net asset value per share – Institutional Class	$8.43
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.

20  |  Allspring Alternative Risk Premia Fund

Consolidated statement of operations— six months ended December 31, 2021 (unaudited)

Investment income
Interest	$ 8,292
Income from affiliated securities	3,890
Total investment income	12,182
Expenses
Management fee	219,455
Administration fees
Class R6	10,969
Institutional Class	14
Custody and accounting fees	37,957
Professional fees	41,461
Registration fees	22,352
Shareholder report expenses	22,619
Trustees’ fees and expenses	10,666
Other fees and expenses	44,975
Total expenses	410,468
Less: Fee waivers and/or expense reimbursements
Fund-level	(183,685)
Institutional Class	(2)
Net expenses	226,781
Net investment loss	(214,599)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(41,127)
Forward foreign currency contracts	(250,772)
Futures contracts	(1,097,348)
Swap contracts	1,070,264
Net realized losses on investments	(318,983)
Net change in unrealized gains (losses) on
Unaffiliated securities	(175)
Forward foreign currency contracts	(542,668)
Futures contracts	975,314
Swap contracts	18,495
Net change in unrealized gains (losses) on investments	450,966
Net realized and unrealized gains (losses) on investments	131,983
Net decrease in net assets resulting from operations	$ (82,616)
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  21

Consolidated statement of changes in net assets

	Six months ended December 31, 2021 (unaudited)		Year ended June 30, 2021
Operations
Net investment loss		$ (214,599)		$ (402,351)
Net realized gains (losses) on investments		(318,983)		2,101,490
Net change in unrealized gains (losses) on investments		450,966		929,303
Net increase (decrease) in net assets resulting from operations		(82,616)		2,628,442
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	74,947	634,178	6,163,717	50,264,988
Payment for shares redeemed
Class R6	(117,466)	(994,383)	(5,848,516)	(46,618,904)
Net increase (decrease) in net assets resulting from capital share transactions		(360,205)		3,646,084
Total increase (decrease) in net assets		(442,821)		6,274,526
Net assets
Beginning of period		72,059,624		65,785,098
End of period		$71,616,803		$ 72,059,624
The accompanying notes are an integral part of these consolidated financial statements.

22  |  Allspring Alternative Risk Premia Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$8.46	$8.02	$9.75	$10.00
Net investment income (loss)	(0.03)	(0.05) [2]	0.10	0.07
Net realized and unrealized gains (losses) on investments	0.02	0.49	(1.73)	(0.32)
Total from investment operations	(0.01)	0.44	(1.63)	(0.25)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	0.00
Net realized gains	0.00	0.00	(0.07)	0.00
Total distributions to shareholders	0.00	0.00	(0.10)	0.00
Net asset value, end of period	$8.45	$8.46	$8.02	$9.75
Total return[3]	(0.12)%	5.49%	(16.78)%	(2.50)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.09%	1.04%	1.56%
Net expenses	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	(0.59)%	(0.58)%	1.03%	1.78%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$71,596	$72,039	$65,765	$38,957

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Alternative Risk Premia Fund  |  23

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$8.44	$8.02	$9.74	$10.00
Net investment income (loss)	(0.03)	(0.05)	0.09	0.07
Net realized and unrealized gains (losses) on investments	0.02	0.47	(1.72)	(0.33)
Total from investment operations	(0.01)	0.42	(1.63)	(0.26)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00
Net realized gains	0.00	0.00	(0.07)	0.00
Total distributions to shareholders	0.00	0.00	(0.09)	0.00
Net asset value, end of period	$8.43	$8.44	$8.02	$9.74
Total return[2]	(0.12)%	5.24%	(16.87)%	(2.60)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.21%	1.15%	1.68%
Net expenses	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	(0.69)%	(0.68)%	0.95%	1.69%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$21	$21	$20	$24

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

24  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2021, the Subsidiary had $8,413,463 of investments in affiliates and cash at broker segregated for futures contacts representing 101.29% of its assets. As of December 31, 2021, the Fund held $8,306,155 in the Subsidiary, representing 11.60% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.

Allspring Alternative Risk Premia Fund  |  25

Notes to consolidated financial statements (unaudited)
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as

26  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary's payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”)or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on swap contracts in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the cost basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring Alternative Risk Premia Fund  |  27

Notes to consolidated financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $64,171,596 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,990,355
Gross unrealized losses	(1,916,232)
Net unrealized gains	$ 74,123
As of June 30, 2021, the Fund had capital loss carryforwards which consisted of $624,331 in short-term capital losses.
As of June 30, 2021, the Fund had a qualified late-year ordinary loss of $400,318 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$ 27,194,961	$ 0	$0	$ 27,194,961
U.S. Treasury securities	36,313,548	0	0	36,313,548
	63,508,509	0	0	63,508,509
Forward foreign currency contracts	0	333,786	0	333,786
Futures contracts	1,322,833	0	0	1,322,833
Swap contracts	0	182,424	0	182,424
Total assets	$64,831,342	$516,210	$0	$65,347,552
Liabilitites
Forward foreign currency contracts	$ 0	$ 615,872	$0	$ 615,872
Futures contracts	485,961	0	0	485,961
Total liabilities	$ 485,961	$615,872	$0	$ 1,101,833
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
5. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended December 31, 2021, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.

Allspring Alternative Risk Premia Fund  |  29

Notes to consolidated financial statements (unaudited)
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments") and Allspring Global Investments (UK) Limited ("Allspring UK"), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund's average daily net assets and a fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.15% and declining to 0.075%.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
6. INVESTMENT PORTFOLIO TRANSACTIONS
For the six months ended December 31, 2021, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2021, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts, forward foreign currency contracts and swap contracts.
The volume of the Fund's derivative activity during the six months ended December 31, 2021 was as follows:

30  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Futures contracts
Average notional balance on long futures	$107,883,039
Average notional balance on short futures	93,389,683
Forward foreign currency contracts
Average contract amounts to buy	$ 75,555,201
Average contract amounts to sell	80,621,866
Swap contracts
Average notional balance	$ 5,681,244
The Subsidiary's swap transactions may contain provisions for early termination in the event the net assets of the Subsidiary declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of December 31, 2021 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Consolidated Statement of Assets and Liabilities location	Fair value	Consolidated Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 431,616*	Unrealized losses on futures contracts	$ 132,240*
Commodity risk	Unrealized gains on futures contracts	787,543*	Unrealized losses on futures contracts	297,165*
Equity risk	Unrealized gains on futures contracts	103,674*	Unrealized losses on futures contracts	56,556*
	Unrealized gains on swaps contracts	182,424	Unrealized losses on swaps contracts	0
Foreign currency risk	Unrealized gains on forward foreign currency contracts	333,786	Unrealized losses on forward foreign currency contracts	615,872
		$1,839,043		$1,101,833
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated Portfolio of Investments. For futures contracts, only the current day's variation margin as of December 31, 2021 is reported separately on the Consolidated Statement of Assets and Liabilities.
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2021 was as follows:
	Amount of net realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate risk	$ (251,241)	$ 0	$ 0	$ (251,241)
Commodity risk	(1,052,640)	0	0	(1,052,640)
Equity risk	206,533	0	1,070,264	1,276,797
Foreign currency risk	0	(250,772)	0	(250,772)
	$(1,097,348)	$(250,772)	$1,070,264	$ (277,856)

Allspring Alternative Risk Premia Fund  |  31

Notes to consolidated financial statements (unaudited)
	Net change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate risk	$ 600,989	$ 0	$ 0	$ 600,989
Commodity risk	316,607	0	0	316,607
Equity risk	57,718	0	18,495	76,213
Foreign currency risk	0	(542,668)	0	(542,668)
	$975,314	$(542,668)	$18,495	$ 451,141
For certain types of derivative transactions, the Fund and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$516,210	$(516,210)	$0	$0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of assets
Goldman Sachs International	$615,872	$(516,210)	$(99,662)	$0
1 Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2021, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate

32  |  Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Alternative Risk Premia Fund  |  33

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	4,691,172
Shares voted “Against”	0
Shares voted “Abstain”	0
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	4,691,172
Shares voted “Against”	0
Shares voted “Abstain”	0
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Fargo Asset Management (International), Limited***.
Shares voted “For”	4,691,172
Shares voted “Against”	0
Shares voted “Abstain”	0
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
***Effective November 1, 2021, known as Allspring Global Investments (UK) Limited.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34  |  Allspring Alternative Risk Premia Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Alternative Risk Premia Fund  |  35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

36  |  Allspring Alternative Risk Premia Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Alternative Risk Premia Fund  |  37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00233 02-22
SA295/SAR295 12-21

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/Andrew Owen

Andrew Owen
President

Date:	February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/Andrew Owen

Andrew Owen
President

Date:	February 25, 2022

By:	/s/Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	February 25, 2022